                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2003 - December 31, 2003

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB MUNICIPAL MONEY FUND

      ANNUAL REPORT
      December 31, 2003




                                                           [CHARLES SCHWAB LOGO]

   IN THIS REPORT

     Schwab Municipal Money Fund
        Sweep Shares: SWXXX
        Value Advantage Shares: SWTXX
        Select Shares(R): SWLXX
        Institutional Shares: SWOXX

     Management's Discussion ...............................................   2

        The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

        Performance and Fund Facts .........  4

     Financial Statements ..................................................   5

     Financial Notes .......................................................  52

     Fund Trustees .........................................................  56

     Glossary ..............................................................  59

     Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUND

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

THROUGHOUT THE REPORT PERIOD, SHORT-TERM MUNICIPAL YIELDS REMAINED ATTRACTIVELY VALUED RELATIVE TO SHORT-TERM TAXABLE YIELDS. During the year, the ratio of short-term muni yields to taxables averaged 82%, and at times exceeded 95%. We attribute this situation to the unusually large quantity of municipal money market debt that was issued during 2003. In order to attract buyers for these securities, municipal issuers needed to offer higher yields than they otherwise might have.

MOST STATES APPEARED TO BE ADDRESSING THE REVENUE SHORTFALLS THEY HAVE FACED AS A RESULT OF A WEAK U.S. ECONOMY. Most states that began 2003 with significant budget shortfalls (such as California, New York and New Jersey) have passed budgets that include spending cuts and onetime revenue or financing solutions in order to balance their budgets. Drawing on the extensive research of our credit department, we were able to identify securities in several states, particularly California, that offered attractive yields and appeared to be solid credits. These helped increase the fund's yield.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                   Schwab Municipal Money Fund 3

MANAGEMENT'S DISCUSSION  continued

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                          SWEEP          VALUE ADVANTAGE            SELECT           INSTITUTIONAL
                                          SHARES             SHARES                SHARES(R)            SHARES
------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                          0.54%              0.75%                  0.85%               0.96%
------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD - NO WAIVER 2              0.38%              0.62%                  0.62%               0.62%
------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                  0.54%              0.75%                  0.85%               0.96%
------------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT               0.83%              1.15%                  1.31%               1.48%
EFFECTIVE YIELD 3
------------------------------------------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

-----------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                               56 days
-----------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio             100% Tier 1
-----------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                 71%
-----------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2003 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.


4 Schwab Municipal Money Fund

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
SWEEP SHARES                                 12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                      (0.00) 1     0.01        0.02        0.03        0.03
                                             ---------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income       (0.00) 1    (0.01)      (0.02)      (0.03)      (0.03)
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Total return (%)                                 0.46        0.91        2.23        3.53        2.70

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                      0.66        0.66        0.66        0.67 2      0.66
     Gross operating expenses                    0.81        0.82        0.83        0.84        0.85
     Net investment income                       0.46        0.90        2.21        3.47        2.67
Net assets, end of period ($ x 1,000,000)       7,494       7,435       7,265       6,780       6,090


                                              1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
VALUE ADVANTAGE SHARES                       12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                       0.01        0.01        0.02        0.04        0.03
                                             ---------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income       (0.01)      (0.01)      (0.02)      (0.04)      (0.03)
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Total return (%)                                 0.68        1.12        2.45        3.75        2.91

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                      0.45        0.45        0.45        0.46 3      0.45
     Gross operating expenses                    0.58        0.59        0.61        0.64        0.65
     Net investment income                       0.68        1.11        2.35        3.70        2.89
Net assets, end of period ($ x 1,000,000)       3,901       4,480       3,778       2,919       2,270

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.66% if certain non-routine expenses (proxy fees) had not been included.

3 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB MUNICIPAL MONEY FUND

                                              6/2/03 1 -
SELECT SHARES(R)                                12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          (0.00) 2
                                             ---------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.00) 2
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                   1.00
                                             ---------------------------------------------------------------------------------------
Total return (%)                                   0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          0.35 4
   Gross operating expenses                        0.58 4
   Net investment income                           0.68 4
Net assets, end of period ($ x 1,000,000)           474

                                             6/2/03 1 -
INSTITUTIONAL SHARES                           12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          (0.00) 2
                                             ---------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.00) 2
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                   1.00
                                             ---------------------------------------------------------------------------------------
Total return (%)                                   0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          0.24 4
   Gross operating expenses                        0.58 4
   Net investment income                           0.80 4
Net assets, end of period ($ x 1,000,000)           718

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


6 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.


                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 98.6%     MUNICIPAL
           SECURITIES                                    12,414,710   12,414,710
--------------------------------------------------------------------------------
 98.6%     TOTAL INVESTMENTS                             12,414,710   12,414,710
  1.4%     OTHER ASSETS AND
           LIABILITIES                                                   172,169
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                                 12,586,879


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 98.6% of Net Assets

      ALABAMA 0.8%

      ALABAMA IDA
   +@ IDRB (Scientific Utilization)
         Series 1996
         1.50%, 01/07/04                                  2,160            2,160

      BIRMINGHAM SPECIAL CARE
      FACILITIES FINANCING AUTH
   +@ Health Care Facility RB (Eastern
         Health System) Series 2003A
         1.24%, 01/07/04                                 36,500           36,500

      CITRONELLE IDB
   +@ Pollution Control Refunding
         RB (AKZO Chemicals)
         Series 1992
         1.30%, 01/07/04                                  2,600            2,600

      DAPHNE UTILITIES BOARD
  +~@ Water, Gas & Sewer Refunding
         RB Series 2000
         1.27%, 01/07/04                                  8,540            8,540

      DECATUR IDB
    @ Exempt Facilities Refunding RB
         (Nucor Steel Decatur)
         Series 2003A
         1.17%, 01/07/04                                 17,000           17,000

      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe)
         Series 1997
         1.43%, 01/07/04                                    300              300

      FT PAYNE IDA
   +@ IDRB (Charleston Hosiery)
         Series 1997
         1.40%, 01/07/04                                  1,200            1,200

      HEADLAND
   +@ IDRB (Golden Peanut Co)
         Series 1999
         1.38%, 01/07/04                                  1,585            1,585

      HOOVER BOARD OF EDUCATION
  +~@ Capital Outlay TAN Series 2001
         TOB Series 2001-16
         1.21%, 01/07/04                                  9,860            9,860

      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori
         Academy) Series 1999
         1.25%, 01/07/04                                  1,320            1,320

      SCOTTSBORO
   +@ School Warrants Series 1997
         1.25%, 01/07/04                                  3,870            3,870

      STEVENSON IDB
   +@ Environmental Improvement RB
         (Mead Corp) Series 1997
         1.13%, 01/07/04                                 17,300           17,300

      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties)
         Series 1998
         1.30%, 01/07/04                                    990              990
                                                                     -----------
                                                                         103,225


                                                          See financial notes. 7

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      ALASKA 0.4%

      ALASKA HFC
  +~@ General Mortgage RB Series
         1999A TOB Series 1999D
         1.21%, 01/07/04                                 21,805           21,805
   ~@ General Mortgage RB Series
         2002A TOB Series 197
         1.30%, 01/07/04                                  5,995            5,995
    @ Housing Development Bonds
         Series 2000A
         1.25%, 01/07/04                                 18,715           18,715

      VALDEZ
    @ Marine Terminal Refunding RB
         (BP Pipelines) Series 2003C
         1.30%, 01/02/04                                    800              800
                                                                     -----------
                                                                          47,315

      ARIZONA 0.5%

      ARIZONA EDUCATIONAL LOAN
      MARKETING CORP
  +~@ Educational Loan RB Series
         1990A
         1.22%, 01/07/04                                 12,905           12,905
   +@ Educational Loan RB Series
         1991A
         1.20%, 01/07/04                                  3,000            3,000

      ARIZONA HEALTH FACILITIES AUTH
  +~@ Hospital RB (Northern Arizona
         Healthcare System) Series
         1996B
         1.25%, 01/07/04                                  7,250            7,250
  +~@ RB (Arizona Voluntary Hospital
         Federation Pooled Loan
         Program) Series 1985A
         1.25%, 01/07/04                                 13,300           13,300
  +~@ RB (Arizona Voluntary Hospital
         Federation Pooled Loan
         Program) Series 1985B
         1.25%, 01/07/04                                  9,330            9,330

      CHANDLER IDA
   +@ IDRB (South Bay Circuits)
         Series 1999A
         1.45%, 01/07/04                                  1,300            1,300

      PHOENIX CIVIC IMPROVEMENT CORP
   +@ Subordinated Excise Tax RB
         (Airport Improvements)
         Series 1995
         1.14%, 01/07/04                                  1,000            1,000

      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai Regional
         Medical Center) Series 1997B
         1.25%, 01/07/04                                 14,350           14,350
                                                                     -----------
                                                                          62,435

      ARKANSAS 0.1%

      ARKANSAS DEVELOPMENT FINANCE
      AUTH
   +@ IDRB (C&C Holding Co) Series
         1998
         1.40%, 01/07/04                                    995              995

      INDEPENDENCE CNTY
   +@ IDRB (Ideal Baking Co) Series
         1997
         1.40%, 01/07/04                                  2,800            2,800

   +@ IDRB (Townsends) Series 1996
         1.30%, 01/07/04                                  9,000            9,000
                                                                     -----------
                                                                          12,795

      CALIFORNIA 5.0%

      ACCESS LOANS FOR LEARNING
      STUDENT LOAN CORP
   +@ Student Loan Program RB
         Series II-A1
         1.30%, 01/07/04                                 35,000           35,000
   +@ Student Loan Program RB
         Series II-A2
         1.30%, 01/07/04                                 20,000           20,000
   +@ Student Loan Program RB
         Series II-A3
         1.30%, 01/07/04                                 23,700           23,700

      CALIFORNIA
    + 2003-04 Fixed Rate RAN
         Subseries A-1
         1.07%, 06/23/04                                 45,000           45,198
    + 2003-04 Fixed Rate RAN
         Subseries A-2
         1.07%, 06/23/04                                 78,400           78,745


8 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + 2003-04 Fixed Rate RAN
         Subseries A-3
         1.07%, 06/23/04                                 35,000           35,154
    + 2003-04 Fixed Rate RAN
         Subseries A-4
         1.07%, 06/23/04                                 30,000           30,132
    + 2003-04 Fixed Rate RAN
         Subseries A-6
         1.07%, 06/23/04                                 25,000           25,110

      CALIFORNIA DEPT OF WATER
      RESOURCES
   +@ Power Supply RB Series
         2002B-1
         1.27%, 01/02/04                                  5,500            5,500
   +@ Power Supply RB Series
         2002B-2
         1.33%, 01/02/04                                 19,850           19,850
   +@ Power Supply RB Series
         2002B-5
         1.26%, 01/02/04                                  3,600            3,600
   +@ Power Supply RB Series
         2002C-17
         1.25%, 01/07/04                                  1,700            1,700
  +~@ Power Supply RB Series
         2002C-7
         1.27%, 01/07/04                                 47,700           47,700

      CALIFORNIA HFA
  +~@ Home Mortgage RB 2001
         Series J
         1.19%, 01/02/04                                  6,620            6,620
  +~@ Home Mortgage RB 2002
         Series B
         1.38%, 01/02/04                                  5,000            5,000
  +~@ Home Mortgage RB 2002
         Series J
         1.19%, 01/02/04                                 12,000           12,000
   ~@ S/F Mortgage RB Draw Down
         Series 2003B TOB Series
         PT-843
         1.37%, 01/07/04                                  7,870            7,870

      CALIFORNIA POLLUTION CONTROL
      FINANCE AUTH
   +@ Solid Waste Disposal Refunding
         RB (Waste Management)
         Series 2002A
         1.29%, 01/07/04                                    500              500

      CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTH
    + 2003 Pool Bonds Series A
         0.90%, 07/06/04                                 38,870           39,087

      CHELA FINANCIAL
   +@ Student Loan RB Series 1987C
         0.95%, 07/01/04                                 71,000           71,000
   +@ Student Loan Senior Lien
         Refunding RB Series
         1992 A-4
         1.15%, 04/01/04                                 10,725           10,725

      LOS ANGELES
      2003-04 TRAN
         0.95%, 06/30/04                                 25,000           25,129

      LOS ANGELES CNTY
      2003-04 TRAN Series A
         1.08%, 06/30/04                                 13,000           13,058

      METROPOLITAN WATER DISTRICT OF
      SOUTHERN CALIFORNA
   ~@ Water RB Series B-4
         1.03%, 01/07/04                                  3,600            3,600

      SACRAMENTO CNTY
      2003-2004 TRAN Series A
         0.95%, 07/30/04                                 25,000           25,150

      SOUTHERN CALIFORNIA HOME
      FINANCING AUTH
   ~@ S/F Mortgage RB Draw Down
         Series 2002 TOB Series
         PT-629
         1.33%, 01/07/04                                 38,640           38,640
                                                                     -----------
                                                                         629,768

      COLORADO 2.6%

      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver
         Jetcenter) Series 1997
         1.25%, 01/30/04                                  3,500            3,500

      ARVADA
  +~@ Water Enterprise RB Series
         2001
         1.20%, 02/02/04                                  4,200            4,200

      COLORADO HOUSING & FINANCE
      AUTH
   +@ Economic Development RB
         (Pemracs) Series 2000A
         1.40%, 01/07/04                                  3,715            3,715


                                                          See financial notes. 9

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      S/F Mortgage Class I Bonds
         Series 2003C4
         1.18%, 11/01/04                                  5,000            5,000
      S/F Mortgage Class I Bonds
         Series 2003C5
         1.13%, 11/01/04                                 13,000           13,000
   ~@ S/F Program Senior Bonds
         Series 1995D TOB Series
         1999M
         1.38%, 01/07/04                                  3,120            3,120

      COLORADO STUDENT LOAN AUTH
  +~@ Senior Lien Student Loan RB
         Series 1999A-2
         1.15%, 01/07/04                                 28,400           28,400
  +~@ Senior Lien Student Loan RB
         Series 1999A-3
         1.15%, 01/07/04                                 29,800           29,800
  +~@ Student Loan Program Senior
         Bonds Series 1990A
         1.18%, 01/07/04                                 14,400           14,400
  +~@ Student Loan RB Series 1989A
         1.15%, 01/07/04                                 49,400           49,400

      DENVER CITY & CNTY
   +@ Airport System RB Series 1992F
         1.22%, 01/07/04                                 18,250           18,250
   +@ Airport System RB Series 1992G
         1.22%, 01/07/04                                 18,725           18,725
  +~@ Airport System Refunding RB
         Series 2000B
         1.33%, 01/07/04                                 10,000           10,000
  +~@ Airport System Refunding RB
         Series 2000C
         1.22%, 01/07/04                                 50,000           50,000
    + Airport System Refunding RB
         Series 2001A
         1.10%, 11/15/04                                  9,550            9,893
  +~@ Refunding COP (Wellington E.
         Webb Municipal Office
         Building) Series 2003 C-3
         1.17%, 01/07/04                                 20,000           20,000

      LOWRY ECONOMIC DEVELOPMENT
      AUTH
   +@ IDRB Series 2002B
         1.15%, 01/07/04                                 14,140           14,140
   +@ Refunding RB Series 2002A
         1.15%, 01/07/04                                 11,360           11,360

      REGIONAL TRANSPORTATION DISTRICT
    + Subordinate Lien Sales Tax
         Revenue TECP Series 2001A
         1.05%, 02/05/04                                  7,500            7,500

      SMITH CREEK
   +@ RB Series 1997
         1.30%, 01/07/04                                  2,250            2,250

      WESTMINSTER ECONOMIC
      DEVELOPMENT AUTH
   +@ Tax Increment RB (Westminster
         Plaza) Series 1997A
         1.45%, 01/07/04                                  6,430            6,430
                                                                     -----------
                                                                         323,083

      CONNECTICUT 0.0%

      CONNECTICUT HEALTH &
      EDUCATIONAL FACILITIES AUTH
    @ RB (Yale University) Series X-2
         1.15%, 01/07/04                                  5,000            5,000

      DELAWARE 0.7%

      DELAWARE ECONOMIC
      DEVELOPMENT AUTH
  +~@ RB (Hospital Billing & Collection
         Service) Series 1985
         1.14%, 01/07/04                                 22,820           22,820
  +~@ RB (Hospital Billing & Collection
          Service) Series 1985C
          1.14%, 01/07/04                                14,855           14,855

      NEW CASTLE CNTY
   +@ Airport Facility RB (Flightsafety
         International) Series 2002
         1.33%, 01/07/04                                 16,600           16,600

      SUSSEX CNTY
   +@ IDRB (Perdue-Agrirecycle)
         Series 2000
         1.30%, 01/07/04                                  5,300            5,300
   +@ RB (Baywood) Series 1997A
         1.40%, 01/07/04                                  2,400            2,400

      WILMINGTON
   +@ RB (Delaware Art Museum)
         Series 2003
         1.15%, 01/07/04                                 21,800           21,800
                                                                     -----------
                                                                          83,775


10 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      DISTRICT OF COLUMBIA 1.6%

      DISTRICT OF COLUMBIA
   +@ Enterprise Zone RB (Crowell &
         Moring) Series 2001
         1.25%, 01/07/04                                  4,100            4,100
      Fiscal Year 2004 GO TRAN
         1.12%, 09/30/04                                125,000          125,814
  +~@ GO Bonds Series 2003D-1
         1.06%, 01/07/04                                 22,900           22,900
  +~@ GO Bonds Series 2003D-3
         1.06%, 01/07/04                                 20,000           20,000
  +~@ GO Refunding Bonds Series
         1999B TOB Series PT-750
         1.05%, 02/12/04                                 14,640           14,640
  +~@ GO Refunding Bonds Series
         1999B TOB Series PT-806
         1.30%, 01/07/04                                  6,215            6,215
   +@ RB (American Psychological
         Assn) Series 2003
         1.30%, 01/07/04                                  2,770            2,770
   +@ RB (Arnold & Porter) Series
         1999
         1.30%, 01/07/04                                  2,700            2,700

      WASHINGTON DC METROPOLITAN
      AREA TRANSIT AUTH
  +~@ Gross Revenue Transit Refunding
         Bonds Series 2003 TOB
         Series 245
         1.10%, 04/29/04                                  8,360            8,360
                                                                     -----------
                                                                         207,499

      FLORIDA 2.5%

      BREVARD CNTY SD
      RAN Series 2003
         1.13%, 04/30/04                                 14,450           14,479

      BROWARD CNTY SD
      GO Refunding Bonds Series
         2002A
         1.00%, 02/15/04                                  3,000            3,015

      CHARLOTTE COUNTY HFA
   +@ M/F Housing RB Series 2000
         (Murdock Circle Apartments
         Project)
         1.20%, 01/07/04                                     25               25

      GULF BREEZE
  +~@ Local Government Loan Program
         RB Series 1985B
         1.22%, 01/07/04                                  1,545            1,545
  +~@ Local Government Loan Program
         RB Series 1985C
         1.22%, 01/07/04                                 29,215           29,215
  +~@ Local Government Loan Program
         RB Series 1985E
         1.15%, 01/07/04                                  3,505            3,505

      HILLSBOROUGH CNTY
    + Capital Improvement Program
         TECP, Series B
         1.00%, 01/15/04                                  3,500            3,500
         1.05%, 02/10/04                                  3,000            3,000

      JACKSONVILLE
   +@ Refunding IDRB (Pavillion
         Associates, Ltd.) Series 1996
         1.10%, 01/07/04                                    260              260

      JACKSONVILLE ELECTRIC AUTH
   ~@ Electric System RB Series Three
         2000A TOB Series 2000FF
         1.21%, 01/07/04                                  3,585            3,585

      MIAMI-DADE CNTY
    + Aviation TECP (Miami
         International Airport) Series A
         1.01%, 02/09/04                                  4,500            4,500
    + Aviation TECP (Miami
         International Airport) Series B
         1.05%, 01/07/04                                 10,117           10,117

      ORANGE CNTY HFA
   +@ Housing Refunding RB
         (Highland Pointe Apts)
         Series 1998J
         1.25%, 01/07/04                                  7,455            7,455
   +@ M/F Housing RB (West Pointe
         Villas Apts) Series 2000F
         1.25%, 01/07/04                                  5,750            5,750
   +@ M/F Housing Refunding RB
         (Andover Place Apts) Series 1998F
         1.25%, 01/07/04                                  7,770            7,770
   +@ M/F Housing Refunding RB
         (Heather Glen Apts) Series
         2001E
         1.08%, 01/07/04                                  3,600            3,600


                                                         See financial notes. 11

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ORLANDO & ORANGE CNTY
      EXPRESSWAY AUTH
  +~@ Expressway Refunding RB
         Series 2003 C-2
         1.20%, 01/07/04                                  4,500            4,500
  +~@ Expressway Refunding RB
         Series 2003 C-4
         1.20%, 01/07/04                                  8,830            8,830
    + Expressway Refunding RB
         Series 2003A
         0.94%, 07/01/04                                  3,455            3,490

      ORLANDO UTILITIES COMMISSION
   ~@ Water & Electric RB Series
         2002B
         1.10%, 01/07/04                                 67,800           67,800

      PALM BEACH CNTY
   +@ Economic Development
         Refunding & Improvement RB
         (YMCA) Series 2003
         1.15%, 01/07/04                                 13,700           13,700
   +@ RB (Raymond F. Kravis Center
         for the Performing Arts)
         Series 2002
         1.20%, 01/07/04                                  4,900            4,900

      PALM BEACH CNTY SD
  +~@ COP Series 2002B
         1.17%, 01/07/04                                 19,400           19,400

      PASCO CNTY SCHOOL BOARD
  +~@ COP Series 1996
         1.25%, 01/07/04                                  3,100            3,100

      PINELLAS CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Canterbury School) Series
         2000
         1.10%, 01/07/04                                  2,040            2,040
   +@ RB (Shorecrest Preparatory
         School) Series 2001
         1.10%, 01/07/04                                  1,000            1,000

      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
         1.25%, 01/07/04                                  8,100            8,100

      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
         1.20%, 01/07/04                                  5,055            5,055

      POLK CNTY SCHOOL BOARD
  +~@ COP (Master Lease Program)
         Series 2003A
         1.17%, 01/07/04                                  1,000            1,000

      SANTA ROSA CNTY
   +@ Health Facilities RB (Baptist
         Hospital) Series 2003
         1.25%, 01/07/04                                  7,905            7,905

      SUNSHINE STATE GOVT FINANCE
      COMMISSION
   +~ TECP Series 1998A
         0.95%, 02/09/04                                 13,975           13,975
   +~ TECP Series C
         0.95%, 02/09/04                                  7,595            7,595

      TALLAHASSEE-LEON CNTY CIVIC
      CENTER AUTH
   +@ Capital Improvement RB Series
         1998A
         1.20%, 01/07/04                                 13,400           13,400

      TAMPA
  +~@ Occupational License Tax
         Refunding Bonds Series
         2002B
         1.06%, 01/07/04                                  7,000            7,000
   +@ RB (Tampa Preparatory School)
         Series 2000
         1.10%, 01/07/04                                 11,000           11,000

      TAMPA BAY WATER UTILITY
   +@ Utility System RB Series 2002
         1.35%, 01/07/04                                  6,400            6,400
                                                                     -----------
                                                                         311,511

      GEORGIA 5.0%

      ATHENS-CLARK CNTY DEVELOPMENT
      AUTH
   +@ RB (University of Georgia Athletic
         Association) Series 2003
         1.30%, 01/02/04                                  4,400            4,400

      ATHENS-CLARK CNTY JOINT
      DEVELOPMENT AUTH
   +@ IDRB (Mayfield Dairy Farms) 1996
         1.35%, 01/07/04                                  7,350            7,350


12 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ATLANTA
  +~@ Airport General Refunding RB
         Series 2000A TOB Series
         2000-376
         1.33%, 01/07/04                                 11,195           11,195
  +~@ Airport General Refunding RB
         Series 2000C TOB Series
         PT-737
         1.34%, 01/07/04                                  3,385            3,385
    + Airport General Refunding RB
         Series 2003RF-A
         0.89%, 01/01/04                                 15,895           15,895
  +~@ Airport General Refunding RB
         Series 2003RF-B1
         1.25%, 01/07/04                                 73,330           73,330
  +~@ Airport General Refunding RB
         Series 2003RF-C2
         1.20%, 01/07/04                                 16,710           16,710
  +~@ Airport General Refunding RB
         Series 2003RF-D TOB Series
         PT-901
         1.33%, 01/07/04                                  6,180            6,180

      ATLANTA URBAN RESIDENTIAL
      FINANCE AUTH
   +@ M/F Housing RB (Brentwood
         Creek Apts ) Series 1999
         1.30%, 01/07/04                                  4,525            4,525
   +@ M/F Housing RB (Brentwood
         Meadows Apts ) Series 1999
         1.30%, 01/07/04                                  2,935            2,935
   +@ M/F Housing RB (Brentwood
         Village Apts ) Series 1999
         1.30%, 01/07/04                                  5,940            5,940
   +@ M/F Housing RB (Carver
         Redevelopment Phase III)
         Series 2001
         1.25%, 01/07/04                                  3,500            3,500
   +@ M/F Housing RB (Delmonte/
         Brownlee Court), Series 2001A
         1.30%, 01/07/04                                  4,600            4,600
   +@ M/F Housing RB (M St Apts)
         Series 2003
         1.33%, 01/07/04                                  7,000            7,000
   +@ M/F Housing RB (Peaks at
         West Atlanta Apts) Series
         2001
         1.25%, 01/07/04                                  5,000            5,000
   +@ M/F Senior Housing RB (Big
         Bethel Village) Series 2001
         1.25%, 01/07/04                                  4,500            4,500

      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope)
         Series 2001
         1.30%, 01/07/04                                  3,800            3,800

      BARTOW CNTY
   +@ IDRB (Bartow Paving Co)
         Series 1998
         1.40%, 01/07/04                                  2,000            2,000
   +@ IDRB (CW Matthews Contracting
         Co) Series 1997
         1.35%, 01/07/04                                    800              800

      CARTERSVILLE DEVELOPMENT AUTH
   +@ IDRB (Cartersville Facilities)
         Series 1998
         1.37%, 01/07/04                                  2,000            2,000

      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp)
         Series 1996
         1.35%, 01/07/04                                  2,300            2,300

      CLAYTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Wilson Holdings) Series
         1998
         1.35%, 01/07/04                                    600              600
   +@ Special Facilities RB (Delta Air
         Lines) Series 2000C
         1.25%, 01/07/04                                 19,500           19,500

      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park
         Club Apts) Series 1997
         1.25%, 01/07/04                                 12,195           12,195

      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton Green
         Apts) Series 1995
         1.35%, 01/07/04                                 13,500           13,500
   +@ M/F Housing RB (Woodchase
         Village Apt) Series 2003
         1.33%, 01/07/04                                  4,000            4,000
   +@ M/F Housing Refunding RB
         (Walton Park Apts) Series
         2000
         1.30%, 01/07/04                                 21,100           21,100


                                                         See financial notes. 13

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      COLUMBUS DEVELOPMENT AUTH
   +@ RB (Foundation Properties)
         Series 2000
         1.30%, 01/07/04                                  3,900            3,900
   +@ RB (Foundation Properties)
         Series 2002
         1.30%, 01/07/04                                 11,500           11,500

      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace
         Apts) Series 2002
         1.25%, 01/07/04                                  6,400            6,400

      CRISP CNTY - CORDELE IDA
   +@ RB (Georgia Ductile) Series
         2000
         1.32%, 01/07/04                                 13,400           13,400

      DALTON DEVELOPMENT AUTH
   +@ Revenue Certificates (Hamilton
         Health Care System) Series
         2003B
         1.25%, 01/07/04                                 10,750           10,750

      DAWSON CNTY
   +@ IDRB (World Wide Mnfg)
         Series 1998
         1.40%, 01/07/04                                  2,450            2,450

      DEKALB CNTY DEVELOPMENT AUTH
   +@ RB (Arbor Montessori School)
         Series 1998
         1.20%, 01/07/04                                  1,100            1,100

      DEKALB CNY HOUSING AUTH
   +@ M/F Housing RB (Brittany Apts)
         Series 2001
         1.30%, 01/07/04                                  8,000            8,000
   +@ M/F Housing RB (Eagles Trace
         Apts) Series 1996
         1.17%, 01/07/04                                  8,950            8,950
   +@ M/F Housing RB (Mountain
         Crest Apts) Series 2002
         1.25%, 01/07/04                                  7,915            7,915
   +@ M/F Housing RB (Villas of
         Friendly Heights Apts) Series
         2001
         1.30%, 01/07/04                                  3,575            3,575
   +@ M/F Housing RB (Wesley Club
         Apts) Series 2002
         1.25%, 01/07/04                                  5,970            5,970

      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates)
         Series 1997
         1.35%, 01/07/04                                  3,800            3,800

      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
         1.30%, 01/07/04                                  4,000            4,000

      FAYETTE CNTY DEV AUTH
   +@ Educational Facilities RB
         (Catholic School Properties)
         Series 1999
         1.25%, 01/07/04                                 10,100           10,100

      FORSYTH CNTY DEV AUTH
   +@ Economic Development RB
         (Federal Road) Series 2001
         1.25%, 01/07/04                                  7,000            7,000

      FULTON CNTY BUILDING AUTH
    + Refunding RB (County
         Government & Health Facilities)
         Series 2002C
         1.28%, 01/01/04                                  4,725            4,725

      FULTON CNTY DEV AUTH
   +@ RB (Atlanta International School)
         Series 1997
         1.20%, 01/07/04                                  2,600            2,600
   +@ RB (Robert W. Woodruff Arts
         Center) Series 1993
         1.25%, 01/07/04                                 10,000           10,000
   +@ RB (Trinity School) Series 2001
         1.20%, 01/07/04                                  7,000            7,000

      GAINESVILLE REDEVELOPMENT AUTH
   +@ Educational Facilities RB
         (Riverside Military Academy)
         Series 1999
         1.25%, 01/07/04                                 29,800           29,800

      GEORGIA
   ~@ GO Bonds 2001B TOB Series
         PT-897R
         1.25%, 01/07/04                                 10,575           10,575
   ~@ GO Bonds Series 1998B TOB
         Series 981003
         1.30%, 01/07/04                                 20,245           20,245

      GORDON CNTY DEVELOPMENT AUTH
   +@ RB (Constantine Dyeing) Series
         2001
         1.25%, 01/07/04                                  4,150            4,150


14 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court)
         Series 1998
         1.15%, 01/07/04                                  5,000            5,000

      HART CNTY
   +@ IDRB (Awh Corp) Series 1999
         1.35%, 01/07/04                                  4,300            4,300
   +@ Refunding RB & IDRB (Dundee
         Mills) Series 1994
         1.30%, 01/07/04                                  2,505            2,505

      HOUSTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Douglas Asphalt Co)
         Series 2000
         1.30%, 01/07/04                                  2,100            2,100

      JEFFERSON CNTY DEV AUTH
   +@ IDRB (Grove River Mills) Series
         1997
         1.40%, 01/07/04                                  2,100            2,100

      LAURENS CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
         (Southeast Paper Mnfg Co)
         Series 1993
         1.35%, 01/07/04                                 25,000           25,000
   +@ Solid Waste Disposal RB
         (Southeast Paper Mnfg Co)
         Series 1997
         1.35%, 01/07/04                                 26,000           26,000

      LAWRENCEVILLE HOUSING AUTH
   +@ M/F Housing RB (Chatham
         Club Apts) Series 2002
         1.40%, 01/07/04                                  7,700            7,700

      LOWNDES CNTY DEVELOPMENT AUTH
   +@ M/F Housing RB (FMPH
         Valdosta Partnership) Series
         1999
         1.30%, 01/07/04                                  4,840            4,840

      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
         (Medical Center of Central
         Georgia) Series 1998
         1.20%, 01/07/04                                  4,000            4,000

      MILLER CNTY DEVELOPMENT AUTH
   +@ IDRB (Birdsong Corp) Series 2000
         1.30%, 01/07/04                                  2,700            2,700

      PIKE CNTY DEVELOPMENT AUTH
   +@ IDRB (Southern Mills) Series
         2003
         1.40%, 01/07/04                                  4,000            4,000

      ROSWELL HOUSING AUTH
   +@ M/F Housing Refunding RB
         (Wood Crossing) Series 1994
         1.25%, 01/07/04                                 11,650           11,650

      SAVANNAH ECONOMIC
      DEVELOPMENT AUTH
   +@ Exempt Facility RB (Georgia
         Kaolin Terminal) Series 1997
         1.35%, 01/07/04                                 11,000           11,000
   +@ Exempt Facility RB (Home
         Depot) Series 1995B
         1.30%, 01/07/04                                  5,000            5,000
   +@ First Mortgage RB (Marshes of
         Skidaway Island) Series 2003C
         1.30%, 01/07/04                                 15,000           15,000

      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo Pointe
         Apts) Series 2001A-1
         1.30%, 01/07/04                                  3,500            3,500
   +@ M/F Housing RB (Live Oak
         Plantation Apts) Series
         2001A-1
         1.30%, 01/07/04                                  2,500            2,500

      SUMMERVILLE DEVELOPMENT AUTH
   +@ Exempt Facility RB (Image
         Industries) Series 1997
         1.32%, 01/07/04                                 11,000           11,000

      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
         (John D. Archbold Memorial
         Hospital) Series 2003
         1.15%, 01/07/04                                  5,900            5,900

      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door & Trim Corp)
         Series 2000
         1.40%, 01/07/04                                  2,600            2,600

      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co)
         Series 1999
         1.35%, 01/07/04                                  4,800            4,800


                                                         See financial notes. 15

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      WHITFIELD CNTY DEV AUTH
   +@ RB (Product Concepts
         Residential) Series 2001
         1.25%, 01/07/04                                    720              720

      WINDER-BARROW CNTY JOINT
      DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
         (Republic Services) Series
         2002
         1.25%, 01/07/04                                  6,000            6,000

      WINDER-BARROW INDUSTRIAL
      BUILDING AUTH
   +@ IDRB (Progress Container Corp)
         Series 2000
         1.30%, 01/07/04                                  2,795            2,795

      WORTH CNTY
   +@ Refunding IDRB (Seabrook
         Peanut Co) Series 1996B
         1.30%, 01/07/04                                  1,300            1,300
                                                                         -------
                                                                         630,155

      HAWAII 0.7%

      HAWAII
  +~@ Special Purpose Refunding RB
         Series 2000 (Hawaiian Electric
         Co) TOB Series PA-795R
         1.33%, 01/07/04                                  9,095            9,095

      HAWAII AIRPORTS SYSTEM
   +@ Airport System Refunding RB
         Series 2000B TOB Series
         PT-830
         1.34%, 01/07/04                                  2,215            2,215
   +@ Airport System Refunding RB
         Series 2003
         1.00%, 07/01/04                                 25,000           25,124

      HAWAII HOUSING FINANCE &
      DEVELOPMENT CORP
   ~@ S/F Mortgage Purchase RB TOB
         Series 1997I
         1.38%, 01/07/04                                  5,340            5,340

      HONOLULU CITY & COUNTY
  +~@ GO Bonds Series 2001C
         1.18%, 12/02/04                                 33,300           33,300
  +~@ GO Bonds Series 2003A TOB
         Series 237
         1.30%, 01/07/04                                 14,995           14,995
                                                                          ------
                                                                          90,069

      IDAHO 0.0%

      IDAHO HFA
   +@ Housing RB (Assisted Living
         Concepts) Series 1997
         1.40%, 01/07/04                                  3,190            3,190

      IDAHO STATE UNIVERSITY FOUNDATION
   +@ RB Series 2001 (LE & Thelma E.
         Stephens Performing Arts
         Center) Series 2001
         1.30%, 01/07/04                                  3,955            3,955
                                                                         -------
                                                                           7,145

      ILLINOIS 7.9%

      AURORA
   +@ M/F Housing Refunding RB
         (Apts of Fox Valley Villages)
         Series 1999A
         1.20%, 01/07/04                                  9,445            9,445

      CAROL STREAM
   +@ M/F Housing Refunding RB
         (St Charles Square) Series
         1997
         1.30%, 01/07/04                                  4,415            4,415

      CHICAGO
   ~@ Collateralized S/F Mortgage RB
         Series 1999A TOB Series
         1999N
         1.38%, 01/07/04                                  4,425            4,425
    + GO Tender Notes Series 2003
         1.15%, 01/07/04                                  2,000            2,000
  +~@ GO Bonds Series 2002B
         1.28%, 01/07/04                                 20,000           20,000
    + GO Refunding Bonds Series
         2002A
         1.19%, 01/01/04                                  5,180            5,180
  +~@ GO Refunding Bonds Series
         2003 B-1
         1.23%, 01/07/04                                 43,000           43,000
   +@ IDRB (Morse Automotive Corp)
         Series 1995
         1.40%, 01/07/04                                  1,400            1,400



16 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  +~@ Midway Airport RB Series
         1998C TOB Series 981305
         1.30%, 01/07/04                                 24,480           24,480
   +@ RB (Homestart Program) Series
         2000A
         1.37%, 01/07/04                                 10,000           10,000
   +@ Second Lien Water RB Series
         2000
         1.15%, 01/07/04                                  2,000            2,000
   ~@ Senior Lien Water RB Series
         2000 TOB Series 20001309
         1.30%, 01/07/04                                 12,975           12,975
    + Skyway Toll Bridge Refunding
         RB
         0.87%, 01/01/04                                  5,000            5,100

      CHICAGO BOARD OF EDUCATION
  +~@ Unlimited Tax GO Bonds Series
         1997 TOB Series 2000-467x
         1.29%, 01/07/04                                  7,120            7,120

      CHICAGO O'HARE INTERNATIONAL
      AIRPORT
   +@ General Airport Second Lien RB
         Series 1988B
         1.13%, 01/07/04                                 13,000           13,000
   +@ General Airport Second Lien RB
         Series 1994B
         1.25%, 01/07/04                                 41,484           41,484
  +~@ General Airport Third Lien
         Refunding RB Series 2003
         A-2 TOB Series 239
         1.35%, 01/07/04                                  5,295            5,295
  +~@ General Airport Third Lien
         Refunding RB Series 2003
         B-2 TOB Series 368Z
         1.33%, 01/07/04                                 10,800           10,800
  +~@ Second Lien Passenger Facility
         Charge RB Series 2001A
         TOB Series 2001 B6
         1.26%, 01/07/04                                 11,070           11,070
  +~@ Second Lien Passenger Facility
         Charge RB Series 2001A
         TOB Series PT-755
         1.34%, 01/07/04                                  6,315            6,315
   +@ Special Facilities RB (O'Hare
         Tech Center II) Series 2002
         1.35%, 01/07/04                                 15,500           15,500
   +@ Special Facility Refunding RB
         (Lufthansa German Airlines)
         Series 2001
         1.11%, 01/07/04                                 43,770           43,770

      DUPAGE CNTY
   +@ RB (Morton Arboretum) Series
         2003
         1.21%, 01/07/04                                 10,000           10,000

      EAST DUNDEE, KANE & COOK
      COUNTIES
   +@ IDRB (Otto Engineering) Series
         1998
         1.35%, 01/07/04                                  1,950            1,950

      ELMHURST
   +@ IDRB (Elm Machining Corp)
         Series 1997
         1.55%, 01/07/04                                  1,880            1,880

      GILBERTS SPECIAL SERVICE AREA
      #10
   +@ Special Tax Bonds (Timber
         Trails) Series 2001
         1.20%, 01/07/04                                  2,360            2,360

      HAMPSHIRE
   +@ IDRB (Poli-Film America)
         Series 1998A
         1.40%, 01/07/04                                  4,000            4,000

      ILLINOIS
  +~@ Civic Center Bonds Series 1991
         TOB Series 2002N
         1.33%, 01/07/04                                  2,940            2,940
  +~@ GO Bonds Illinois First Series
         2000 TOB Series 20001304
         1.30%, 01/07/04                                 14,000           14,000
  +~@ GO Bonds Illinois First Series
         2000 TOB Series 2001-2
         1.21%, 01/07/04                                  5,000            5,000
  +~@ GO Bonds Illinois First Series
         2002 TOB Series 20021305
         1.30%, 01/07/04                                 14,125           14,125
      GO Bonds Series 1994
         0.83%, 08/01/04                                  3,860            4,049

   ~@ GO Bonds Series 2003B
         1.28%, 01/07/04                                  5,000            5,000
      GO COP Series 2003
         0.98%, 05/15/04                                 200,000         200,380


                                                         See financial notes. 17

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      ILLINOIS DEVELOPMENT FINANCE
      AUTH
   +@ Development RB (Korex Corp)
         Series 1990
         1.40%, 01/07/04                                  4,000            4,000
  +~@ Gas Supply Refunding RB
         Series 2003E (People's Gas)
         TOB Series 2003B
         1.38%, 01/07/04                                 14,995           14,995
   +@ IDRB (Arc-Tronics) Series 1999
         1.20%, 01/07/04                                  2,190            2,190
   +@ IDRB (Camcraft Inc) Series
         1993
         1.40%, 01/07/04                                  2,200            2,200
   +@ IDRB (Plano Molding Co)
         Series 1990
         1.35%, 01/07/04                                  4,300            4,300
   +@ IDRB (Radiological Society of
         North America) Series 1997
         1.35%, 01/07/04                                  3,730            3,730
   +@ IDRB (Rich Graphics Corp)
         Series 1996
         1.55%, 01/07/04                                  2,335            2,335
   +@ IDRB (Roll Service Inc)
         Series 1998
         1.20%, 01/07/04                                  2,230            2,230
   +@ Qualified Residential Rental
         Bonds (River Oaks) Series
         1989
         1.20%, 01/07/04                                 32,000           32,000
   +@ RB (Francis W. Parker School)
         Series 1999
         1.12%, 01/07/04                                  2,500            2,500
   +@ RB (Aurora Central Catholic
         High School) Series 1994
         1.45%, 01/07/04                                  1,000            1,000
   +@ RB (Carmel High School)
         Series 2003
         1.20%, 01/07/04                                  3,200            3,200
   +@ RB (Catholic Charities Housing
         Development Corp) Series
         1993A
         1.35%, 01/07/04                                  9,160            9,160
   +@ RB (Catholic Charities Housing
         Development Corp) Series
         1993B
         1.35%, 01/07/04                                    910              910
   +@ RB (Chicago Academy of
         Sciences) Series 1997
         1.20%, 01/07/04                                  2,715            2,715
   +@ RB (Chicago Academy of
         Sciences) Series 1998
         1.20%, 01/07/04                                  5,700            5,700
   +@ RB (Chicago Horticultural
         Society) Series 1999
         1.20%, 01/07/04                                 18,000           18,000
   +@ RB (Lake Forest Academy)
         Series 1994
         1.20%, 01/07/04                                  4,000            4,000
   +@ RB (Loyola Academy) Series
         2001
         1.20%, 01/07/04                                 10,000           10,000
   +@ RB (McCormick Theological
         Seminary) Series 2001B
         1.20%, 01/07/04                                 12,500           12,500
   ~@ RB (Palos Community Hospital)
         Series 1998
         1.21%, 01/07/04                                 10,000           10,000
   +@ RB (Perspectives Charter
         School) Series 2003
         1.26%, 01/07/04                                  5,500            5,500
  +~@ RB (Presbyterian Home Lake
         Forest Place) Series 1996A
         1.20%, 01/07/04                                  7,000            7,000
   +@ RB (Presbyterian Homes Two
         Arbor Lane) Series 2001
         1.20%, 01/07/04                                  9,000            9,000
   +@ RB (Rest Haven Convalescent
         Home) Series 1997
         1.22%, 01/07/04                                  4,100            4,100
   +@ RB (Sacred Heart Schools)
         Series 2003
         1.20%, 01/07/04                                  4,600            4,600
   +@ RB (Slovak American Charitable
         Assn) Series 2000
         1.20%, 01/07/04                                  7,870            7,870
   +@ RB (St. Ignatius College Prep)
         Series 2002
         1.20%, 01/07/04                                  2,500            2,500
   +@ RB (St. Ignatius College) Series
         1994
         1.20%, 01/07/04                                  2,200            2,200
   +@ RB (Wheaton Academy) Series
         1998
         1.20%, 01/07/04                                  9,000            9,000


18 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

   +@ Residential Rental RB (FC
         Harris Pavilion) Series 1994
         1.12%, 01/07/04                                  5,000            5,000
  +~@ Water Facilities Refunding RB
         (Illinois-American Water Co)
         Series 2002
         1.40%, 01/07/04                                  5,000            5,000

      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society)
         Series 1989
         1.15%, 01/07/04                                  7,900            7,900
  +~@ RB (Shedd Aquarium) Series
         1997 TOB Series 1997U
         1.21%, 01/07/04                                  2,000            2,000

      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society)
         Series 1989A
         1.13%, 01/07/04                                  2,125            2,125
   +@ RB (Villa St. Benedict) Series
         2003B
         1.35%, 01/07/04                                 10,250           10,250
   +@ RB (Washington & Jane Smith
         Home) Series 1991
         1.20%, 01/07/04                                  2,800            2,800

      ILLINOIS HOUSING DEVELOPMENT
      AUTH
      Homeowner Mortgage Revenue
         Notes Series 2000A-1
         1.13%, 04/29/04                                  8,000            8,000
      Homeowner Mortgage Revenue
         Notes Series 2003A-2
         1.18%, 04/29/04                                 26,500           26,500
   +@ M/F Mortgage Refunding RB
         (Hyde Park Tower Apts)
         Series 2000A
         1.20%, 01/07/04                                  4,500            4,500

      ILLINOIS STUDENT ASSISTANCE
      COMMISSION
   +@ Student Loan RB Series 1996A
         1.17%, 01/07/04                                  7,600            7,600

      LOMBARD
   +@ Refunding IDRB (B&H
         Partnership) Series 1995
         1.65%, 01/07/04                                  1,850            1,850

      METROPOLITAN PIER & EXPOSITION
      AUTH
  +~@ McCormick Place Expansion &
         Refunding Bonds Series
         1999A-C TOB Series
         20001305
         1.30%, 01/07/04                                  9,790            9,790
    + McCormick Place Expansion
         Refunding Bonds Series
         1996A
         1.15%, 12/15/04                                  5,000            5,229
  +~@ McCormick Place Expansion
         Refunding Bonds Series
         1998A TOB Series 981304
         1.30%, 01/07/04                                 14,355           14,355
  +~@ McCormick Place Expansion
         Refunding Bonds Series
         2002B TOB Series 2002-A42
         1.21%, 01/07/04                                 18,490           18,490

      METROPOLITAN WATER RECLAMATION
      DISTRICT OF GREATER CHICAGO
   ~@ GO Bonds Unlimited Tax Series
         2002
         1.15%, 01/07/04                                 12,000           12,000
   ~@ GO Refunding Bonds Unlimited
         Tax Series 2002A
         1.07%, 01/07/04                                 28,200           28,200

      OAK FOREST
   +@ RB (Homewood) Series 1989
         1.25%, 01/07/04                                 10,000           10,000

      ORLAND PARK
   +@ IDRB (Orland Properties)
         Series 1986A
         1.35%, 01/07/04                                    790              790

      PALATINE
   +@ Special Facility Limited
         Obligation RB (Little City for
         Community Development)
         Series 1998
         1.20%, 01/07/04                                  4,000            4,000

      REGIONAL TRANSPORTATION AUTH
  +~@ GO Refunding Bonds Series
         1999 TOB Series 991302
         1.30%, 01/07/04                                 12,055           12,055
  +~@ GO Refunding Bonds TOB
         Series 991303
         1.30%, 01/07/04                                  9,730            9,730



                                                         See financial notes. 19

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      RICHTON PARK
   +@ IDRB (Avatar Corp) Series 1997
         1.40%, 01/07/04                                  1,900            1,900

      ROCKFORD
   +@ IDRB (Ring Can Corp) Series
         1998
         1.30%, 01/07/04                                  1,500            1,500
   +@ IDRB (Rockford Industrial
         Welding Supply) Series 1996
         1.55%, 01/07/04                                  2,000            2,000

      TINLEY PARK
   +@ IDRB (Beverly Mnfg Co) Series
         1997A
         1.53%, 01/07/04                                  2,165            2,165

      UNIVERSITY OF ILLINOIS
  +~@ Auxiliary Facilities RB Series
         1999A TOB Series 2000S
         1.21%, 01/07/04                                  3,500            3,500

      WILL-KANKAKEE REGIONAL
      DEVELOPMENT AUTH
   +@ IDRB Series 2002 (Toltec Steel
         Services) Series 2002
         1.35%, 01/07/04                                  7,810            7,810

      YORKVILLE
   +@ IDRB (FE Wheaton & Co)
         Series 1996
         1.55%, 01/07/04                                  1,080            1,080
                                                                         -------
                                                                         992,012

      INDIANA 3.5%

      ELKHART CNTY
   +@ Economic Development RB
         (West Plains Apts) Series
         1998A
         1.25%, 01/07/04                                  1,900            1,900

      GARY REDEVELOPMENT DISTRICT
   +@ Economic Growth RB Series
         2001A
         1.35%, 01/07/04                                  5,670            5,670

      INDIANA BOND BANK
    + Advance Funding Program
         Notes Series 2003A
         1.10%, 01/27/04                                207,500          207,631
    + Midyear Funding Program Notes
         Series 2003A
         0.93%, 04/15/04                                 67,000           67,061

      INDIANA DEVELOPMENT FINANCE
      AUTH
   +@ IDRB (Big Sky Park) Series
         1999
         1.35%, 01/07/04                                  5,400            5,400
   +@ IDRB (Cives Corp) Series 1998
         1.35%, 01/07/04                                  7,150            7,150

      INDIANA HEALTH FACILITIES
      FINANCING AUTH
  +~@ Insured RB Series 1985A
         1.15%, 01/07/04                                 20,900           20,900
         RB (Ascension Health Credit
         Group) Series 2001A-2
         0.98%, 07/02/04                                 45,000           45,000

      INDIANA HFA
  +~@ S/F Mortgage RB Series 1998
         D-2 TOB Series 1999A
         1.38%, 01/07/04                                  9,995            9,995
  +~@ S/F Mortgage RB Series 2000
         B-2 TOB Series 2000P
         1.40%, 01/07/04                                  6,795            6,795

      INDIANA UNIVERSITY
   ~@ Facility RB Series 2000
         1.18%, 01/07/04                                  5,061            5,061

      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines
         Apts) Series 2001
         1.30%, 01/07/04                                  6,000            6,000
  +~@ Thermal Energy System RB
         Series 2001A TOB Series
         20011402
         1.30%, 01/07/04                                  9,900            9,900

      INDIANAPOLIS LOCAL PUBLIC
      IMPROVEMENT BOND BANK
  +~@ Waterworks RB Series 2002A
         TOB Series 2001-784
         1.29%, 01/07/04                                  8,000            8,000

      MARION
   +@ Economic Development RB
         (Indiana Wesleyan Univ)
         Series 2000
         1.15%, 01/07/04                                  7,500            7,500

      ST JOSEPH CNTY
   +@ Economic Development RB
         (Corby Apts) Series 1997B
         1.30%, 01/07/04                                  3,430            3,430


20 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Economic Development RB
         (Pin Oaks Apts) Series 1997A
         1.30%, 01/07/04                                  1,000            1,000
   +@ Economic Development RB
         (Western Manor Apts) Series
         1997C
         1.30%, 01/07/04                                  2,130            2,130
   ~@ Educational Facilities RB (Univ
         of Notre Dame) Series 1998
         1.15%, 01/07/04                                  4,200            4,200

      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB Series
         2001B
         1.15%, 01/07/04                                 10,600           10,600

      VIGO CNTY
   +@ Economic Development RB
         (Sisters of Providence) Series
         2001
         1.40%, 01/07/04                                  3,500            3,500
                                                                         -------
                                                                         438,823

      IOWA 1.1%

      IOWA
      TRAN Series 2003
         1.05%, 06/29/04                                 78,000           78,362

      IOWA HIGHER EDUCATION LOAN
      AUTH
   +@ Private College Facility RB
         (Graceland Univ) Series 2003
         1.30%, 01/07/04                                  2,000            2,000

      IOWA SCHOOL CORPORATIONS
    + Warrant Certificates 2003-2004
         Series A
         0.97%, 06/18/04                                 25,000           25,118

      IOWA STUDENT LOAN LIQUIDITY CORP
  +~@ Student Loan RB Series 1988B
         1.11%, 01/07/04                                 33,600           33,600
                                                                         -------
                                                                         139,080

      KANSAS 0.9%

      KANSAS DEPT OF TRANSPORTATION
  +~@ Highway RB Series 1999 TOB
         Series 991601
         1.30%, 01/07/04                                 37,500           37,500

      OLATHE
         GO Temporary Notes Series
         2003A
         1.09%, 06/01/04                                 39,540           39,607

      WICHITA
   +@ Airport Facilities Refunding RB
         (Cessna Citation Service
         Center) 1997 Series III
         1.20%, 01/07/04                                 11,245           11,245
   +@ Airport Facility Refunding &
         Improvement RB (Flightsafety
         Intl) 1999 Series II
         1.33%, 01/07/04                                 26,170           26,170
                                                                         -------
                                                                         114,522

      KENTUCKY 0.9%

      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
         1.20%, 01/07/04                                  3,000            3,000

      JEFFERSON CNTY
   +@ M/F Housing Refunding RB
         Series 2002 (Camden
         Brookside Apts) Series 2002
         1.30%, 01/07/04                                  8,900            8,900
   +@ Sports Stadium RB (Univ of
         Louisville Athletic Assn)
         Series 1997
         1.45%, 01/07/04                                  3,900            3,900

      KENTUCKY HIGHER EDUCATION
      STUDENT LOAN CORP
  +~@ Insured Student Loan RB
         Series 1991E
         1.15%, 01/07/04                                 12,600           12,600
  +~@ Insured Student Loan RB
         Series 1996A
         1.15%, 01/07/04                                 23,850           23,850

      KENTUCKY HOUSING CORP.
   ~@ Housing RB Series 1998F TOB
         Series 1998W
         1.38%, 01/07/04                                 19,320           19,320
   ~@ Housing RB Series 1999H TOB
         Series 2000U
         1.26%, 01/07/04                                  9,685            9,685
   ~@ Housing RB Series 2002A TOB
         Series 2002 A31
         1.38%, 01/07/04                                  5,640            5,640


                                                         See financial notes. 21

SCHWAB MUNICIPAL MONEY FUND

      PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      LOUISVILLE & JEFFERSON CNTY
      METROPOLITAN SEWER DISTRICT
  +~@ Sewage & Drainage System RB
         Series 1999A TOB Series
         991701
         1.30%, 01/07/04                                  6,115            6,115

      LOUISVILLE & JEFFERSON CNTY
      REGIONAL AIRPORT AUTH
    @ Special Facilities RB (UPS)
         Series 1999C
         1.26%, 01/02/04                                 10,100           10,100

      RICHMOND
   +@ IDRB (Mikron) Series 1995
         1.25%, 01/07/04                                  7,175            7,175

      WICKLIFFE
   +@ Pollution Control & Solid Waste
         Disposal Refunding RB
         (Westvaco Corp) Series 2001
         1.15%, 01/07/04                                  4,250            4,250
                                                                         -------
                                                                         114,535

      LOUISIANA 1.6%

      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten
         Realty Investors) Series 1995
         1.30%, 01/07/04                                  1,990            1,990

      ERNEST N. MORIAL - NEW ORLEANS
      EXHIBIT HALL AUTH.
  +~@ Senior Subordinate Special Tax
         Bonds Series 2003A TOB
         Series 248
         1.32%, 01/07/04                                  4,995            4,995

      LAFAYETTE PARISH IDB
    @ Refunding IDRB (Westwood
         Village) Series 1995
         1.30%, 01/07/04                                  3,735            3,735

      LAFAYETTE PUBLIC POWER AUTH
  +~@ Electric Refunding RB Series
         2003A&B TOB Series 246
         1.30%, 01/07/04                                  5,310            5,310

      LAKE CHARLES HARBOR & TERMINAL
      DISTRICT
   +@ Dock & Wharf RB (Conoco Inc)
         Series 2000
         1.30%, 01/07/04                                 10,500           10,500

      LOUISIANA OFFSHORE TERMINAL
      AUTH
   +@ Deepwater Port Refunding RB
         First State Series 1992A
         1.20%, 01/07/04                                 10,000           10,000
   +@ Deepwater Port Refunding RB
         Series 2003B
         1.20%, 01/07/04                                  5,700            5,700

      LOUISIANA PUBLIC FACILITY AUTH
   +@ IDRB (Kenner Hotel Partnership)
         Series 1985
         1.26%, 01/02/04                                  4,450            4,450
  +~@ Lease Purchase RB Series 2003
         1.28%, 01/07/04                                 20,000           20,000

      NEW ORLEANS
         Sewerage Service BAN Series
         2003
         1.12%, 08/01/04                                 50,000           50,254

      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
         1.12%, 01/07/04                                  5,160            5,160

      OUACHITA PARISH IDB
   +@ IDRB (Sulzer Escher Wyss)
         Series 1989
         1.35%, 01/07/04                                  1,500            1,500

      ST JAMES PARISH
      Pollution Control Refunding RB
         (Texaco) Ser 1988A
         1.08%, 06/10/04                                 36,500           36,500
      Pollution Control Refunding RB
         (Texaco) Series 1988B
         1.08%, 06/10/04                                 44,030           44,030
                                                                         -------
                                                                         204,124

      MAINE 0.1%

      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory) Series
         2002
         1.32%, 01/07/04                                  5,900            5,900

      MAINE HOUSING AUTH
   ~@ Mortgage Purchase Bonds
         Series 2002 F-2 TOB Series 193
         1.35%, 01/07/04                                  5,020            5,020
                                                                         -------
                                                                          10,920


22 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MARYLAND 0.9%

      BALTIMORE CNTY
    ~ Consolidated Public Improvement
         TECP Series 2002
         0.90%, 01/09/04                                 20,000           20,000

      HOWARD CNTY
   +@ M/F Housing Refunding RB
         (Sherwood Crossing Apts)
         Series 2003
         1.25%, 01/07/04                                 10,000           10,000

      MARYLAND COMMUNITY
      DEVELOPMENT ADMINISTRATION
   ~@ S/F Program Bonds 1995
         Second Series TOB Series
         PA-634R
         1.33%, 01/07/04                                  3,375            3,375
   ~@ S/F Program Bonds 1999 Third
         Series TOB Series 1999G
         1.38%, 01/07/04                                 32,335           32,335

      MARYLAND ENERGY FINANCING
      ADMINISTRATION
   +@ Limited Obligation Local District
         Cooling Facilities RB (Comfort
         Link) Series 2001
         1.25%, 01/07/04                                 10,000           10,000

      MARYLAND HEALTH & HIGHER
      EDUCATIONAL FACILITIES AUTH
   +@ Pooled Loan Program RB
         Series D
         1.25%, 01/07/04                                 32,505           32,505

      MARYLAND STATE ECONOMIC
      DEVELOPMENT CORP
   +@ Economic Development RB
         (Hunter Douglas) Series 2000
         1.30%, 01/07/04                                  3,400            3,400
   +@ IDRB (Dixon Valve & Coupling
         Co) Series 1998
         1.30%, 01/07/04                                  2,225            2,225
                                                                         -------
                                                                         113,840

      MASSACHUSETTS 2.9%

      ACUSHNET
      Unlimited Tax BAN Series 2003
         0.98%, 08/13/04                                 23,000           23,108

      AYER
      BAN Series 2003
         0.89%, 06/24/04                                  5,000            5,013

      CHICOPEE
         2003 BAN
         1.18%, 11/19/04                                 26,536           26,726

      DOUGLAS
      BAN 2003
         1.12%, 04/07/04                                 14,000           14,033

      EVERETT
      BAN 2003
         1.07%, 09/10/04                                 30,000           30,139

      MASSACHUSETTS
      GO Bonds Consolidated Loan
         Series 1999C
         1.10%, 09/01/04                                  1,900            1,949
  +~@ GO Bonds Consolidated Loan
         Series 2001D TOB Series
         2001-0
         1.24%, 01/07/04                                  2,785            2,785
      GO Bonds Consolidated Loan
         Series 2003B
         0.98%, 08/01/04                                 27,000           27,159
   ~@ GO Refunding Bonds Series
         2001B
         1.25%, 01/07/04                                  8,000            8,000
   ~@ GO Refunding Bonds Series
         2001C
         1.25%, 01/07/04                                 12,400           12,400
  +~@ Route 3 North Transportation
         Improvements Assoc Lease
         RB Series 2002B
         1.06%, 01/07/04                                  2,200            2,200

      MASSACHUSETTS BAY TRANSIT AUTH
      General Transportation System
         Refunding Bonds Series
         1993A
         1.11%, 03/01/04                                  1,000            1,007
  +~@ General Transportation System
         Bonds Series 1999A TOB
         Series PT-1218
         1.24%, 01/07/04                                  9,000            9,000

      MASSACHUSETTS DEVELOPMENT
      FINANCE AGENCY
   +@ M/F Housing RB (Salem
         Heights Apts) Series 2003A
         1.20%, 01/07/04                                 12,000           12,000


                                                         See financial notes. 23

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

   +@ RB (Assumption College)
         Series 2002A
         1.15%, 01/07/04                                  9,900            9,900
  +~@ RB (Boston Univ) Series R-3
         1.25%, 01/07/04                                  2,900            2,900
   +@ RB (Brandon Residential
         Treatment Center) Series
         2003
         1.25%, 01/07/04                                  2,355            2,355
   +@ RB (Dean College) Series 1999
         1.30%, 01/07/04                                  2,900            2,900
   +@ RB (FIBA Technologies) Series
         2003
         1.20%, 01/07/04                                  2,200            2,200
   +@ RB (Judge Rotenberg Center)
         Series 2003
         1.13%, 01/07/04                                 10,000           10,000
  +~@ RB (Wentworth Institute of
         Technology) Series 2000
         1.27%, 01/07/04                                  6,800            6,800
    ~ TECP Program 3
         0.95%, 01/21/04                                  2,750            2,750

      MASSACHUSETTS HEALTH &
      EDUCATION FACILITIES AUTH
  +~@ RB (Baystate Medical Center)
         Series D TOB Series
         2001-834
         1.28%, 01/07/04                                 13,300           13,300
    @ RB (MIT) Series 2001 J-1
         1.15%, 01/07/04                                 29,700           29,700
   ~@ RB (MIT) Series K TOB Series
         2002D
         1.24%, 01/07/04                                  1,510            1,510
    @ RB (Williams College) Series I
         1.10%, 04/01/04                                 20,400           20,400
  +~@ RB (Capital Assets Program)
         Series 1985D
         1.26%, 01/02/04                                  1,140            1,140

      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
         1.10%, 01/07/04                                 10,100           10,100
         S/F Housing Notes Series M
         1.15%, 05/01/04                                 10,000           10,000

      MASSACHUSETTS STATE IFA
   ~@ RB (Whitehead Institute For
         Biomedical Research) Series
         1995
         1.08%, 01/07/04                                  2,000            2,000

      MASSACHUSETTS TURNPIKE AUTH
  +~@ Metropolitan Highway System
         Subordinate RB Series 1999A
         TOB Series 2000-335
         1.23%, 01/07/04                                 10,000           10,000

      MASSACHUSETTS WATER POLLUTION
      ABATEMENT TRUST
   ~@ RB (MWRA) Subordinate Series
         1999A TOB Series 1999N
         1.18%, 01/07/04                                  1,500            1,500

      MEDFORD
      BAN 2003
         1.10%, 09/10/04                                  7,000            7,043
         1.15%, 09/10/04                                 15,000           15,087

      OLD ROCHESTER REGIONAL SD
      Unlimited Tax BAN 2003
         1.18%, 10/15/04                                  6,000            6,038

      PEABODY
      BAN Series 2003
         1.05%, 10/01/04                                  6,000            6,042

      WOBURN
      BAN Series 2003
         0.95%, 06/11/04                                  7,850            7,878

      WORCESTER REGIONAL TRANSIT AUTH
    + RAN Series 2003
         0.88%, 06/30/04                                  6,000            6,018
                                                                         -------
                                                                         363,080

      MICHIGAN 4.0%

      ALLEN PARK PUBLIC SCHOOLS
   ~@ Unlimited Tax School Building
         Bonds Series 2003 TOB
         Series 229
         1.30%, 01/07/04                                  6,410            6,410

      ANN ARBOR ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation Refunding RB
         (Glacier Hills) Series 2000B
         1.33%, 01/07/04                                  9,015            9,015
   +@ Limited Obligation RB (Glacier
         Hills) Series 2000A
         1.33%, 01/07/04                                 12,985           12,985


24 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      DETROIT
  +~@ Sewage Disposal System RB
         Series 1999A TOB Series
         20012201
         1.30%, 01/07/04                                 34,650           34,650
  +~@ Sewage Disposal System
         Second Lien RB Series
         2001B TOB Series 2002G
         1.31%, 01/07/04                                  4,260            4,260
  +~@ Water Supply System Refunding
         Senior Lien RB Series 2003D
         1.15%, 01/07/04                                 11,900           11,900

      DETROIT CITY SD
  +~@ School Building & Site
         Improvement Bonds Series
         2001A TOB Series 2002H
         1.31%, 01/07/04                                  4,620            4,620

      GEORGETOWN ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation RB (Sunset
         Manor) Series 2000
         1.33%, 01/07/04                                  9,030            9,030

      GRAND RAPIDS ECONOMIC
      DEVELOPMENT CORP
   +@ Refunding RB (Amway Hotel
         Corp) Series 1991A
         1.22%, 01/07/04                                  8,755            8,755

      MACOMB CNTY HOSPITAL FINANCE
      AUTH
   +@ Hospital Refunding RB (Mt
         Clemens General Hospital)
         Series 2003 A-2
         1.31%, 01/02/04                                  4,900            4,900

      MICHIGAN BUILDING AUTH
    + TECP Series 4
         1.05%, 02/12/04                                 64,445           64,445

      MICHIGAN HOSPITAL FINANCING
      AUTH
   +@ Hospital Refunding & RB
         (Crittenton Hospital Medical
         Center) Series 2003A
         1.31%, 01/02/04                                  7,900            7,900
   +@ RB (Martin Luther Memorial
         Home) Series 1997
         1.20%, 01/07/04                                  7,760            7,760

      MICHIGAN HOUSING DEVELOPMENT
      AUTH
  +~@ S/F Mortgage RB Series 2001A
         TOB Series PT-556
         1.33%, 01/07/04                                  3,630            3,630
    @ S/F Mortgage RB Series 2002D
         1.20%, 12/15/04                                  9,000            9,000

      MICHIGAN MUNICIPAL BOND AUTH
      RAN Series 2003 B-1
         1.02%, 08/20/04                                 32,000           32,197

      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB (Advance
         Plastics Corp) Series 1996
         1.45%, 01/07/04                                  1,830            1,830
   +@ Limited Obligation RB (American
         Cancer Society) Series 2000
         1.30%, 01/07/04                                  4,445            4,445
   +@ Limited Obligation RB (EPI
         Printers) Series 1997
         1.45%, 01/07/04                                    960              960
   +@ Limited Obligation RB (Mans)
         Series 1991
         1.43%, 01/07/04                                    630              630
   +@ Limited Obligation RB (Mans)
         Series 1998B
         1.45%, 01/07/04                                  1,175            1,175
   +@ Limited Obligation RB
         (Mechanics Uniform Rental
         Co) Series 1995
         1.45%, 01/07/04                                  1,000            1,000
   +@ Limited Obligation RB (Orchestra
         Place Renewal) Series 2000
         1.33%, 01/07/04                                 15,000           15,000
   +@ Limited Obligation RB (United
         Machining) Series 1998
         1.45%, 01/07/04                                  4,000            4,000
  +~@ Limited Obligation Refunding
         RB (Detroit Edison Co) Series
         2003A TOB Series 240
         1.35%, 01/07/04                                  5,995            5,995

      MICHIGAN TRUNK LINE FUND
  +~@ State Trunk Line Fund Refunding
         Bonds Series 1998A TOB
         Series 1998-13
         1.19%, 01/07/04                                 46,666           46,666


                                                         See financial notes. 25

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      OAKLAND CNTY
   +@ Limited Obligation RB (Husky
         Envelope Products) Series
         1999
         1.45%, 01/07/04                                  2,360            2,360
   +@ Limited Obligation RB Series
         2000 (Pontiac Vision 2000
         Schools) Series 2000
         1.30%, 01/07/04                                  9,400            9,400

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport) Junior
         Lien Series 2001
         1.21%, 01/07/04                                 75,400           75,400
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport) Series
         2002A
         1.11%, 01/07/04                                 57,400           57,400
  +~@ Airport Refunding RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 1996B
         1.11%, 01/07/04                                 44,290           44,290
                                                                         -------
                                                                         502,008

      MINNESOTA 2.6%

      ANDOVER
   +@ Senior Housing Refunding RB
         (Presbyterian Homes) Series
         2003
         1.30%, 01/07/04                                  6,500            6,500

      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB (Mall
         of America) Series 1999B
         1.30%, 01/07/04                                  9,300            9,300

      DAKOTA CNTY COMMUNITY
      DEVELOPMENT AGENCY
   +@ M/F Housing RB (Brentwood
         Hills Apts) Series 2003A
         1.42%, 01/02/04                                 10,000           10,000
  +~@ S/F Mortgage RB Draw Down
         Series 2002 TOB Series
         PT-627
         1.35%, 01/07/04                                  7,245            7,245
   +@ S/F Mortgage Refunding RB
         Series 2003
         1.05%, 08/01/04                                 10,000           10,000

      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie
         Leased Housing Associates I)
         Series 2003A
         1.35%, 01/07/04                                  6,000            6,000

      HENNEPIN CNTY
    @ GO Refunding Bonds Series
         1996C
         1.25%, 01/07/04                                  2,050            2,050

      HENNEPIN CNTY HOUSING &
      REDEVELOPMENT AUTH
   +@ M/F Housing RB (City Apts at
         Loring Park) Series 2001
         1.40%, 01/07/04                                  2,600            2,600
   +@ M/F Housing Refunding RB
         (Stone Arch Apts) Series 2002
         1.35%, 01/07/04                                  2,800            2,800

      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota
         Business Plaza) Series 2000
         1.60%, 01/07/04                                  2,300            2,300

      MINNEAPOLIS
   +@ RB (Guthrie Theater) Series
         2003A
         1.27%, 01/07/04                                 18,000           18,000

      MINNEAPOLIS-ST PAUL
      METROPOLITAN AIRPORTS
      COMMISSION
  +~@ Airport RB Series 2000B TOB
         Series PT-735
         1.34%, 01/07/04                                  5,225            5,225
    + Airport RB Series 2002B
         1.35%, 01/01/04                                  2,875            2,875
    + Subordinate Revenue TECP
         Series B
         1.15%, 01/07/04                                 17,500           17,500
    +    1.20%, 01/21/04                                  7,000            7,000

      MINNESOTA
      COP Aid Anticipation Series
         2003A
         0.95%, 08/27/04                                117,150          117,757

      MINNESOTA AGRICULTURAL &
      ECONOMIC DEVELOPMENT BRD
   +@ RB (Evangelical Lutheran Good
         Samaritan Society) Series 1996
         1.30%, 01/07/04                                  7,500            7,500


26 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MINNESOTA HFA
    @ Residential Housing Finance
         Bonds Series 2000M-1
         1.20%, 12/23/04                                 10,000           10,000
   ~@ Residential Housing Finance
         Bonds Series 2003B
         1.27%, 01/07/04                                  4,300            4,300
    @ Residential Housing Finance
         Bonds Series 2003F
         1.00%, 07/22/04                                 33,840           33,840

      MINNESOTA HIGHER EDUCATION
      FACILITIES AUTH
   +@ RB (Univ of St. Thomas)
         Series 4-O
         1.15%, 01/07/04                                  9,700            9,700
   +@ RB (Univ of St. Thomas)
         Series 5-I
         1.15%, 01/07/04                                  3,900            3,900

      ROCHESTER
      Health Care Facilities RB (Mayo
         Foundation) Series 1992B
         1.05%, 02/10/04                                  9,100            9,100
      Health Care Facilities RB (Mayo
         Foundation) Series 1992C
         1.05%, 02/10/04                                 10,950           10,950
    ~ Health Care Facilities RB (Mayo
         Foundation) Series 2000A
         0.95%, 02/05/04                                  9,000            9,000
         1.05%, 02/10/04                                  6,000            6,000

      ST LOUIS PARK
   +@ M/F Housing RB (Park) Series
         2002A
         1.35%, 01/07/04                                  3,300            3,300
                                                                         -------
                                                                         334,742

      MISSISSIPPI 1.0%

      JACKSON CNTY
    @ Pollution Control Refunding RB
          (Chevron USA) Series 1992
          1.30%, 01/02/04                                 8,650            8,650
    @ Port Facility Refunding RB
          (Chevron USA) Series 1993
          1.30%, 01/02/04                                 6,200            6,200

      MISSISSIPPI
   ~@ GO Capital Improvements
         Bonds Series 2003E
         1.20%, 01/07/04                                 55,595           55,595
   ~@ GO Refunding Bonds Series
         2001 TOB Series 20012401
         1.30%, 01/07/04                                 14,880           14,880

      MISSISSIPPI BUSINESS FINANCE
      CORP
   +@ IDRB (Electric Mills Wood
         Preserving) Series 1999
         1.40%, 01/07/04                                  5,000            5,000
   +@ IDRB (Omega Motion) Series
         1996
         1.35%, 01/07/04                                  4,500            4,500
   +@ IDRB (VC Regional Assembly &
         Mnfg) Series 2003
         1.15%, 01/07/04                                  8,110            8,110

      MISSISSIPPI HOME CORP
  +~@ S/F Mortgage RB Series
         1997C TOB Series 1997D
         1.38%, 01/07/04                                  5,985            5,985

      MISSISSIPPI HOSPITAL EQUIPMENT
      & FACILITIES AUTH
   +@ RB (Baptist Memorial Hospital)
         Series 2001
         1.26%, 01/07/04                                 16,870           16,870
                                                                         -------
                                                                         125,790
      MISSOURI 0.1%

      CLAY CNTY IDA
   +@ IDRB (KS Salad Real Estate)
         Series 1999
         1.42%, 01/07/04                                  1,800            1,800

      MISSOURI DEVELOPMENT FINANCE
      BOARD

   +@ IDRB (Milbank Mnfg Co) Series
         1997
         1.40%, 01/07/04                                  3,000            3,000

      MISSOURI HEALTH & EDUCATIONAL
      FACILITIES AUTH
   +@ Health Facilities RB (St Francis
         Medical Center) Series 1996A
         1.32%, 01/02/04                                  3,960            3,960

      ST LOUIS IDA
   +@ IDRB (Kessler Container)
         Series 1997A
         1.35%, 01/07/04                                  2,100            2,100


                                                         See financial notes. 27

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers)
         Series 1995
         1.53%, 01/07/04                                  3,000            3,000
                                                                          ------
                                                                          13,860
      MONTANA 0.0%

      MONTANA HEALTH FACILITIES AUTH
  +~@ Health Care RB (Pooled Loan
         Program) Series 1985A
         1.30%, 01/07/04                                  5,155            5,155

      NEBRASKA 0.3%

      DODGE CNTY
   +@ IDRB (Oilgear Co) Series 1997
         1.53%, 01/07/04                                  1,110            1,110

      NEBRASKA INVESTMENT FINANCE
      AUTH
   ~@ S/F Housing RB Series 1998G
         TOB Series 1998X
         1.38%, 01/07/04                                 10,735           10,735
   ~@ S/F Housing RB Series 1999E
         TOB Series 2000O
         1.26%, 01/07/04                                  2,055            2,055

      STANTON CNTY
   +@ IDRB (Nucor Corp) Series 1996
         1.17%, 01/07/04                                 19,300           19,300
                                                                         -------
                                                                          33,200
      NEVADA 1.5%

      CLARK CNTY
   +@ Airport System Subordinate
         Lien RB Series 1995 A-2
         1.13%, 01/07/04                                  1,200            1,200
   +@ Airport System Subordinate
         Lien RB, Series 1999B-1
         1.11%, 01/07/04                                 50,760           50,760
   +@ Economic Development RB
         (Univ. of Nevada, Las Vegas
         Foundation) Series 1999
         1.30%, 01/07/04                                    470              470
   +@ IDRB (Southwest Gas Corp)
         Series 2003A
         1.25%, 01/07/04                                 12,500           12,500

      CLARK CNTY SD
  +~@ GO (Limited Tax) Building
         Bonds Series 2001F TOB
         Series 2001-33
         1.21%, 01/07/04                                 21,715           21,715

      LAS VEGAS VALLEY WATER DISTRICT
    + GO Water Improvement &
         Refunding Bonds Series
         2003A
         1.00%, 06/01/04                                  4,540            4,596

      NEVADA HOUSING DIVISION
   +@ Multi-Unit Housing Refunding
         RB (Oakmont) Series 2002
         1.27%, 01/07/04                                  4,350            4,350
   +@ Multi-unit Housing RB (Apache
         Pines Apts) Series 1999A
         1.27%, 01/07/04                                  7,415            7,415
   +@ Multi-unit Housing RB
         (Banbridge Apts) Series
         2000A
         1.27%, 01/07/04                                  3,960            3,960
   +@ Multi-unit Housing RB (Bluffs
         Apts) Series 2002A
         1.27%, 01/07/04                                 17,850           17,850
   +@ Multi-unit Housing RB (City
         Center) Series 2000A
         1.27%, 01/07/04                                  9,350            9,350
   +@ Multi-unit Housing RB (Silver
         Pines Apts) Series 2002A
         1.27%, 01/07/04                                  5,400            5,400
   +@ Multi-unit Housing RB (Silver
         Terrace Apts) Series 2003A
         1.27%, 01/07/04                                  5,150            5,150
   +@ Multi-unit Housing RB (St Rose
         Seniors Apts) Series 2002A
         1.27%, 01/07/04                                 14,770           14,770
   +@ Multi-unit Housing RB Series
         1989A
         1.10%, 01/07/04                                  5,000            5,000

      WASHOE CNTY
  +~@ GO Convention Center Refunding
         Bonds Series 2001A TOB
         Series 2001-24
         1.21%, 01/07/04                                 21,000           21,000
                                                                         -------
                                                                         185,486


28 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NEW HAMPSHIRE 0.5%

      NEW HAMPSHIRE BUSINESS
      FINANCE AUTH
   +@ Solid Waste Disposal RB (Lonza
         Biologics) Series 2003
         1.32%, 01/07/04                                 30,000           30,000

      NEW HAMPSHIRE HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (Dartmouth-Hitchcock
         Obligated Group) Series
         2001A
         1.18%, 01/07/04                                  8,900            8,900
   +@ RB (Riverwoods) Series 2003
         1.20%, 01/07/04                                  8,850            8,850

      NEW HAMPSHIRE HFA
  +~@ S/F Mortgage Acquisition RB
         Series 1997C TOB Series
         1998G
         1.38%, 01/07/04                                  2,995            2,995
  +~@ S/F Mortgage Acquisition RB
         Series 1998B TOB Series
         1998U
         1.38%, 01/07/04                                  9,995            9,995
                                                                     -----------
                                                                          60,740
      NEW JERSEY 1.0%

      EAST BRUNSWICK TOWNSHIP
      BAN
         1.10%, 02/27/04                                 16,985           17,009

      NEW JERSEY
      TRAN Series Fiscal 2004A
         1.03%, 06/25/04                                 95,000           95,442

      NEW JERSEY HEALTH CARE
      FACILITIES FINANCING AUTH
  +~@ Refunding & RB (St Barnabas
         Health Care System) Series
         1998B TOB Series PA-504
         1.23%, 01/07/04                                  2,300            2,300

      NEW JERSEY TURNPIKE AUTH
  +~@ Turnpike RB Series 2000A TOB
         Series 2000-3002
         1.26%, 01/07/04                                  8,000            8,000
  +~@ Turnpike RB Series 2003 C-1
         1.12%, 01/07/04                                    600              600
                                                                     -----------
                                                                         123,351
      NEW MEXICO 0.8%

      NEW MEXICO
   ~@ 2003-04 TRAN Series 2003A
         TOB Series L48J
         1.30%, 01/07/04                                 74,975           74,975

      NEW MEXICO MORTGAGE FINANCE
      AUTH
  +~@ S/F Mortgage Program Bonds
         Draw Down Issue 2002-1
         TOB Series PT-646
         1.35%, 01/07/04                                    900              900
  +~@ S/F Mortgage Program Bonds
         Draw Down Issue 2002-1
         TOB Series PT-709
         1.35%, 01/07/04                                  3,145            3,145
  +~@ S/F Mortgage Program Bonds
         Draw Down Issue 2002-1
         TOB Series PT-836
         1.35%, 01/07/04                                  1,045            1,045

      SANTA FE
   +@ Gross Receipts Tax Subordinate
         Lien Wastewater System RB
         Series 1997B
         1.20%, 01/07/04                                 16,800           16,800
                                                                     -----------
                                                                          96,865
      NEW YORK 6.8%

      BUFFALO
    + RAN 2003-2004 A
         1.08%, 07/29/04                                 12,000           12,114

      DUTCHESS CNTY IDA
   +@ Civic Facility RB (Trinity-Pawling
         School Corp Civic Facility)
         Series 1998
         1.20%, 01/07/04                                  1,725            1,725

      LONG ISLAND POWER AUTH
  +~@ Electric System RB Series
         1998A TOB Series 983205
         1.26%, 01/07/04                                 10,970           10,970
  +~@ Electric System Subordinated
         RB 1998 Series 7B
         1.10%, 01/07/04                                  3,800            3,800
   +@ Electric System Subordinated
         RB 2001 Series 3-A
         1.10%, 01/07/04                                  4,500            4,500


                                                         See financial notes. 29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      METROPOLITAN TRANSP AUTH
  +~@ Dedicated Tax Fund Bonds
         Series 2002B
         1.18%, 01/07/04                                  4,000            4,000

      NEW YORK CITY
  +~@ GO Bonds Fiscal 1998D TOB
         Series 1997C
         1.17%, 01/07/04                                 17,825           17,825
   +@ GO Bonds Fiscal 2003 Series
         C-3
         1.12%, 01/07/04                                 34,300           34,300
  +~@ GO Bonds Series 2004F TOB
         Series 251
         1.21%, 01/07/04                                 50,000           50,000
  +~@ GO Bonds, Fiscal 2002
         Series A-6
         1.30%, 01/02/04                                  8,000            8,000

      NEW YORK CITY HOUSING DEVEL
      CORP
   +@ M/F Mortgage RB (2 Gold
         Street) 2003 Series A
         1.12%, 01/07/04                                  5,000            5,000
   +@ M/F Mortgage RB (Upper East),
         2003 Series A
         1.12%, 01/07/04                                 31,000           31,000
   +@ M/F Rental Housing RB
         (1 Columbus Place Dev),
         1998 Series A
         1.10%, 01/07/04                                 40,000           40,000
   +@ M/F Rental Housing RB (Sierra
         Dev) 2003 Series A
         1.10%, 01/07/04                                  9,300            9,300

      NEW YORK CITY IDA
   +@ Special Facility RB (1997
         Korean Air Lines Project)
         Series 1997A
         1.09%, 01/07/04                                 26,500           26,500

      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
  +~@ Water & Sewer System RB
         Fiscal 1993C
         1.27%, 01/02/04                                  4,400            4,400
  +~@ Water & Sewer System RB
         Fiscal 1996B TOB Series
         1998-158
         1.26%, 01/07/04                                  9,995            9,995
  +~@ Water & Sewer System RB
         Series 1995A
         1.30%, 01/02/04                                  5,650            5,650
  +~@ Water & Sewer System RB
         Series 2002 G TOB Series
         PA-1054
         1.26%, 01/07/04                                 13,545           13,545
   ~@ Water & Sewer System RB
         Series 2003 C-3
         1.27%, 01/02/04                                  6,400            6,400
   ~@ Water & Sewer System RB
         Series 2003 F-2
         1.17%, 01/02/04                                  3,500            3,500

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTH
      BAN Fiscal 2003 Series 2
         1.10%, 02/19/04                                 50,000           50,060
   ~@ Future Tax Secured Bonds
         Fiscal 1999C TOB Series
         1999B
         1.17%, 01/07/04                                 14,775           14,775
   ~@ Future Tax Secured Bonds
         Series 2001B
         1.30%, 01/02/04                                 20,100           20,100
   ~@ Future Tax Secured Bonds
         Series 2001C
         1.12%, 01/07/04                                  8,150            8,150
   ~@ Future Tax Secured Refunding
         Bonds Series 2003A TOB
         Series PT-1724
         1.27%, 01/07/04                                  4,640            4,640
   ~@ New York City Recovery Bonds
         Fiscal 2003 Series 2-A
         1.30%, 01/02/04                                  9,200            9,200
   ~@ New York City Recovery Bonds
         Fiscal 2003 Series 2-D
         1.12%, 01/07/04                                 56,200           56,200
   ~@ New York City Recovery Bonds
         Fiscal 2003 Series 2-F
         1.27%, 01/02/04                                  2,750            2,750
   ~@ New York City Recovery Bonds
         Fiscal 2003 Series 3-B
         1.34%, 01/02/04                                  3,600            3,600
   ~@ Recovery Bonds Fiscal 2003
         Series 3H
         1.28%, 01/02/04                                  2,400            2,400


30 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NEW YORK STATE DORMITORY AUTH
  +~@ State University Educational
         Facilities RB Series 2000B
         TOB Series 2000-15
         1.12%, 06/23/04                                 20,000           20,000

      NEW YORK STATE ENERGY
      RESEARCH DEV AUTH
  +~@ Gas Facilities RB Series 1996
         (Brooklyn Union Gas Co.
         Project) TOB Series 2000-379
         1.26%, 01/07/04                                  1,570            1,570
  +~@ Pollution Control Refunding RB
         (Orange & Rockland Utilities)
         Series 1994A
         1.04%, 01/07/04                                 19,000           19,000

      NEW YORK STATE HFA
   +@ 101 West End Ave Housing RB
         Series 1998A
         1.09%, 01/07/04                                 27,200           27,200
   +@ 101 West End Ave Housing RB
         Series 1999A
         1.09%, 01/07/04                                 40,050           40,050
   +@ 150 East 44th St Housing RB
         2000A
         1.09%, 01/07/04                                 13,920           13,920
   +@ 250 West 50th St Housing RB
         Series 1997A
         1.15%, 01/07/04                                 37,000           37,000
   +@ 345 East 94th St Housing RB
         Series 1998A
         1.09%, 01/07/04                                 20,500           20,500
   +@ 345 East 94th St Housing RB
         Series 1999A
         1.09%, 01/07/04                                  7,300            7,300
   +@ 350 West 43rd St Housing RB
         Series 2002A
         1.12%, 01/07/04                                 12,500           12,500
   +@ Service Contract Refunding RB
         Series 2003D
         1.10%, 01/07/04                                 24,700           24,700
   +@ Union Square South Housing
         RB Series 1996A
         1.15%, 01/07/04                                 14,000           14,000
   +@ W23rd St Housing RB Series
         2002A
         1.21%, 01/07/04                                 43,100           43,100

      NEW YORK STATE LOCAL
      ASSISTANCE CORP
   +@ RB Series 1994B
         1.08%, 01/07/04                                 15,000           15,000

      NEW YORK STATE MORTGAGE
      AGENCY
   ~@ Homeowner Mortgage RB
         Series 77-A TOB Series 1999F
         1.00%, 02/05/04                                 10,700           10,700
   ~@ Homeowner Mortgage RB
         Series 79 TOB Series 1999H
         1.25%, 01/07/04                                 14,995           14,995
   ~@ S/F Mortgage RB Series 92
         TOB Series 2000K
         1.25%, 01/07/04                                  4,140            4,140

      PORT AUTH OF NEW YORK & NEW
      JERSEY
  +~@ Special Project Bonds Series 6
         JFK International Air Terminal
         Project TOB Series 2000-243
         1.26%, 01/07/04                                  4,345            4,345

      TRIBOROUGH BRIDGE & TUNNEL AUTH
  +~@ General Purpose RB Series
         2001B
         1.08%, 01/07/04                                 12,000           12,000
   ~@ General Refunding RB Series
         2002B TOB Series 194
         1.26%, 01/07/04                                  9,995            9,995
  +~@ Special Obligation Refunding
         Bonds Series 2000C
         1.08%, 01/07/04                                 29,100           29,100

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
         Co) Series 2001A
         1.22%, 01/07/04                                  1,000            1,000

      YONKERS IDA
  +~@ Civic Facility RB (Consumers
         Union Facility) Series 1994
         1.12%, 01/07/04                                    460              460
                                                                     -----------
                                                                         856,974
      NORTH CAROLINA 2.2%

      BURKE CNTY
   +@ IDRB (Bauer Industries) Series
         1994
         1.40%, 01/07/04                                  2,455            2,455


                                                         See financial notes. 31

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton
         Townhomes) Series 2001
         1.25%, 01/07/04                                  5,490            5,490

      FAYETTEVILLE
  +~@ Refunding RB Series 2003
         1.09%, 01/07/04                                 34,600           34,600

      FORSYTH CNTY
   +@ RB (Plymouth Printing Co)
         Series 1998
         1.30%, 01/07/04                                  1,400            1,400

      GATES CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Coxe-Lewis Corp) Series
         1999
         1.45%, 01/07/04                                  1,195            1,195

      GUILFORD CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville SE
         Mnfg) Series 1997
         1.35%, 01/07/04                                  1,500            1,500
   +@ IDRB (Vitafoam Inc) Series
         1999
         1.35%, 01/07/04                                  5,000            5,000

      HERTFORD CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
    @ IDRB (Nucor Corp) Series
         2000A
         1.23%, 01/07/04                                 17,500           17,500
         1.30%, 01/07/04                                 26,500           26,500

      JOHNSTON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Flanders Corp) Series
         1998
         1.20%, 01/07/04                                  4,500            4,500

      MECKLENBURG CNTY
   ~@ GO Bonds Series 2003B
         1.15%, 01/07/04                                 10,000           10,000

      NORTH CAROLINA
   ~@ GO Refunding Bonds Series
         2002B
         1.05%, 01/07/04                                    550              550
   ~@ GO Refunding Bonds Series
         2002E
         1.10%, 01/07/04                                 33,800           33,800

      NORTH CAROLINA CAPITAL FACILITIES
      FINANCE AGENCY
   +@ Capital Facilities RB (Durham
         Academy) Series 2001
         1.25%, 01/07/04                                 23,400           23,400

      NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
    @ Educational Facilities RB
         (Davidson College) Series
         2000B
         1.25%, 01/07/04                                 19,000           19,000
   +@ Educational Facilities RB (High
         Point Univ) Series 1997
         1.25%, 01/07/04                                  4,610            4,610
   +@ Educational Facilities RB
         (Queens College) Series
         1999B
         1.25%, 01/07/04                                  5,975            5,975

      NORTH CAROLINA HFA
   ~@ Home Ownership RB Series
         1A TOB Series 1998I
         1.05%, 07/15/04                                 12,000           12,000

      NORTH CAROLINA MEDICAL CARE
      COMMISSION
  +~@ Hospital RB (Pooled Equipment
         Finance) Series 1985
         1.08%, 01/07/04                                 30,200           30,200

      ROCKINGHAM CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (McMichael Mills) Series
         1997
         1.35%, 01/07/04                                  1,600            1,600

      ROWAN CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Taylor Clay Products)
         Series 1999
         1.35%, 01/07/04                                  3,800            3,800

      SAMPSON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Crumpler Plastic Pipe)
         Series 1999
         1.40%, 01/07/04                                  3,200            3,200


32 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      UNION CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ RB (Rock-Tenn Converting Co)
         Series 1997
         1.30%, 01/07/04                                  1,750            1,750

      WAKE CNTY
   ~@ Public Improvement Bonds
         Series 2003B
         1.09%, 04/01/04                                  8,000            8,013

      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge
         Apts) Series 2000
         1.30%, 01/07/04                                 10,075           10,075

      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden
         Lakes Estates) Series 1999
         1.30%, 01/07/04                                  7,140            7,140
                                                                     -----------
                                                                         275,253
      NORTH DAKOTA 0.1%

      RICHLAND CNTY
   +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996A
         1.55%, 01/07/04                                  8,080            8,080
   +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996B
         1.55%, 01/07/04                                    740              740
                                                                     -----------
                                                                           8,820
      OHIO 1.6%

      CLEVELAND
   +@ Airport System RB Series
         1997D
         1.11%, 01/07/04                                 32,275           32,275

      CLEVELAND-CUYAHOGA CNTY PORT
      AUTH
   +@ RB (Euclid/93rd Garage)
         Series 2003
         1.15%, 01/07/04                                 25,000           25,000

      CUYAHOGA CNTY
   +@ Economic Development RB
         (Hathaway Brown School)
         Series 1999
         1.30%, 01/07/04                                 14,650           14,650

      HAMILTON
  +~@ Electric System Refunding RB
         Series 2002A
         1.20%, 01/07/04                                 26,050           26,050

      HAMILTON CNTY
  +~@ Sales Tax Refunding &
         Improvement RB Subordinate
         Series 2002B Trust TOB
         Series 202
         1.30%, 01/07/04                                 14,410           14,410

      OHIO
      Major New State Infrastructure
         Project RB Series 2002-1
         0.85%, 06/15/04                                  6,400            6,491

      OHIO AIR QUALITY DEVELOPMENT
      AUTH
   +@ Air Quality Development RB
         (JMG Funding) Series 1994A
         1.13%, 01/07/04                                 16,400           16,400
   +@ Air Quality Development RB
         (JMG Funding) Series 1994B
         1.20%, 01/07/04                                 14,400           14,400

      OHIO HFA
   ~@ Residential Mortgage RB (MBS
         Program) Series 2000 A-1
         TOB Series 2000AA
         1.26%, 01/07/04                                  1,630            1,630
   ~@ Residential Mortgage RB 2001C
         TOB Series 2001-I
         1.35%, 01/07/04                                  6,780            6,780

      OHIO HIGHER EDUCATIONAL FACILITY
      COMMISSION
   +@ Higher Educational Facility RB
         (Pooled Financing) Series
         2003B
         1.27%, 01/07/04                                  5,000            5,000

      OHIO STATE UNIVERSITY
      General Receipts Bonds Series
         2003C
         0.95%, 03/11/04                                 23,000           23,000

      PORT OF GREATER CINCINNATI
      DEVELOPMENT AUTH
   +@ RB (National Underground
         Railroad Freedom Center)
         Series 2003A
         1.20%, 01/07/04                                 15,000           15,000
                                                                     -----------
                                                                         201,086


                                                         See financial notes. 33

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      OKLAHOMA 1.1%

      BROKEN BOW ECONOMIC
      DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB (JM
         Huber) Series 2003A
         1.25%, 01/07/04                                  7,500            7,500

      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
         1.40%, 01/07/04                                  5,500            5,500

      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of
         Fame) Series 1999
         1.25%, 01/07/04                                  1,160            1,160

      OKLAHOMA DEVELOPMENT FINANCE
      AUTH
   +@ RB (Shawnee Funding) Series
         1996
         1.30%, 01/07/04                                  3,100            3,100

      OKLAHOMA HFA
   ~@ S/F Mortgage RB Series
         1998B-2 & 2000C-2 TOB
         Series PT-360
         1.33%, 01/07/04                                  4,450            4,450

      OKLAHOMA STUDENT LOAN AUTH
  +~@ Student Loan Bonds & Notes
         Series 1996A
         1.12%, 01/07/04                                 32,580           32,580
  +~@ Student Loan Bonds & Notes
         Series 1997A
         1.17%, 01/07/04                                 33,000           33,000
  +~@ Student Loan Bonds & Notes
         Series 1998A
         1.17%, 01/07/04                                 33,100           33,100
  +~@ Student Loan Bonds & Notes
         Series 2000A-4
         1.17%, 01/07/04                                 10,945           10,945

      TULSA IDA
   +@ RB (YMCA) Series 1999
         1.25%, 01/07/04                                  2,600            2,600
                                                                     -----------
                                                                         133,935
      OREGON 2.0%

      GILLIAM CNTY
   +@ Solid Waste Disposal RB (Waste
         Management) Series 2000A
         1.20%, 01/07/04                                 10,000           10,000

      OREGON
   +@ Economic Development RB
         (Kettle Foods) 1998 Series
         196
         1.25%, 01/07/04                                  4,970            4,970
      Full Faith & Credit TAN Series
         2003A
         1.07%, 11/15/04                                142,000          143,445

      OREGON ECONOMIC DEVELOPMENT
      COMMISSION
   +@ Economic Development RB
         (Pendleton Flour Mills) 1997
         Series 182
         1.25%, 01/07/04                                  4,360            4,360

      OREGON HEALTH, HOUSING,
      EDUCATIONAL & CULTURAL FACILITIES AUTH
   +@ RB (Quatama Crossing) Series
         1998A
         1.35%, 01/07/04                                  4,600            4,600

      OREGON HOUSING & COMMUNITY
      SERVICES DEPT
    @ Mortgage RB (S/F Program)
         Series 2003O
         1.25%, 01/06/05                                 40,000           40,000
    @ Mortgage RB (S/F Program)
         Series 2003M
         1.20%, 01/06/05                                  7,000            7,000

      PORT OF PORTLAND
   +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1996
         1.30%, 01/07/04                                 28,000           28,000
   +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1999
         1.30%, 01/07/04                                  4,500            4,500

      PORTLAND
   +@ M/F Housing RB (Village of
         Lovejoy Fountain) Series 1997
         1.25%, 01/07/04                                  8,500            8,500
                                                                     -----------
                                                                         255,375
      PENNSYLVANIA 7.0%

      ALLEGHENY CNTY HOSPITAL
      DEVELOPMENT AUTH
  +~@ Hospital RB Series 1993
         (Magee-Womens Hospital) TOB
         Series PT-878
         1.25%, 01/07/04                                  5,000            5,000


34 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CAMBRIA CNTY IDA
   +@ Resource Recovery RB (Cambria
         Cogen Co Project) Series
         1998 A-1
         1.20%, 01/07/04                                 74,250           74,250
   +@ Resource Recovery RB (Cambria
         Cogen Co) Series 1998A-2
         1.42%, 01/07/04                                 32,105           32,105

      CENTRAL BUCKS SD
  +~@ GO Series 2000A
         1.30%, 01/07/04                                  1,650            1,650

      CHESTER CNTY HEALTH &
      EDUCATION FACILITIES AUTH
   +@ RB (Simpson Meadows Project)
         Series 2000
         1.27%, 01/07/04                                    925              925

      CLARION CNTY IDA
   +@ Energy Development RB (Piney
         Creek Project) 1990 Series
         1.11%, 01/07/04                                    465              465

      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education & Health Loan)
         Series 1997
         1.33%, 01/07/04                                  7,285            7,285

      DELAWARE VALLEY REGIONAL
      FINANCE AUTH
  +~@ Local Government RB 1998A
         TOB Series 2001J
         1.31%, 01/07/04                                 14,510           14,510
  +~@ Local Government RB Series
         1998A PT1651
         1.29%, 01/07/04                                  9,000            9,000

      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
         1.15%, 01/07/04                                  3,125            3,125

      ERIE SD
  +~@ GO Bonds Series 2001A TOB
         Series 2001-5
         1.05%, 05/07/04                                 15,845           15,845

      HARRISBURG AUTH
  +~@ Water Refunding RB Series
         2002B
         1.35%, 01/07/04                                  2,500            2,500
  +~@ Water Refunding RB Series
         2003A
         1.35%, 01/07/04                                 10,400           10,400

      LANCASTER CNTY HOSPITAL AUTH
  +~@ Health Center RB (Masonic
         Homes) Series 2002
         1.15%, 01/07/04                                 17,435           17,435
   +@ Health Center RB (Brethren
         Village) Series 2000
         1.30%, 01/07/04                                  4,100            4,100

      LUZERNE CNTY IDA
   +@ RB 2003 Series (Methodist
         Homes Project)
         1.17%, 01/07/04                                  2,100            2,100

      MERCER CNTY
  +~@ GO Bonds Series 2001 TOB
         Series 2001-18
         1.19%, 01/07/04                                  5,400            5,400

      MONTGOMERY CNTY HIGHER
      EDUCATION & HEALTH AUTH
   +@ RB Series 2001 (Madlyn &
         Leonard Abramson Center For
         Jewish Life)
         1.27%, 01/07/04                                  2,300            2,300

      MONTGOMERY CNTY IDA
    + Pollution Control Refunding RB
         (Exelon Generation Co)
         Series 2002A
         1.05%, 02/11/04                                  7,200            7,200
    + Pollution Control Refunding RB
         (Peco Energy Co) Series
         1994A
         1.00%, 01/27/04                                 24,160           24,160
   +@ School RB (Friends' Central
         School) Series 2002
         1.26%, 01/07/04                                  5,200            5,200

      MONTGOMERY CNTY
      REDEVELOPMENT AUTH
   +@ M/F Housing RB (Brookside
         Manor Apartments Project)
         Series 2001A
         1.20%, 01/07/04                                  3,200            3,200
   +@ M/F Housing RB (Kingswood
         Apts) Series 2001A
         1.20%, 01/07/04                                  1,205            1,205
   +@ M/F Housing Refunding RB
         (Glenmore Associates) Series
         1995A
         1.25%, 01/07/04                                  3,750            3,750


                                                         See financial notes. 35

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NORTHHAMPTON CNTY
  +~@ County Agreement RB Series
         2001 TOB Series 2002-2
         1.12%, 06/02/04                                  6,995            6,995
   +@ RB (Binney & Smith) Series
         1997A
         1.25%, 01/07/04                                  3,250            3,250
   +@ RB (Binney & Smith) Series
         1997B
         1.25%, 01/07/04                                    840              840

      PENNSYLVANIA
  +~@ GO Bonds First Series 1995
         TOB Series 97C3801
         1.30%, 01/07/04                                  1,000            1,000
   ~@ GO Bonds First Series 2001
         TOB Series 2001F
         1.31%, 01/07/04                                  6,860            6,860
  +~@ GO Bonds First Series 2003
         PA-1112
         1.25%, 01/07/04                                  9,770            9,770
  +~@ GO Bonds Second Series 2002
         TOB Series PA-1035R
         1.25%, 01/07/04                                 10,000           10,000

      PENNSYLVANIA CONVENTION CENTER
      AUTH
  +~@ RB Series 1989A TOB Series
         PT-1224
         1.25%, 01/07/04                                  3,900            3,900

      PENNSYLVANIA ECONOMIC
      DEVELOPMENT FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak
         Project) Series 2001B
         1.25%, 01/07/04                                  1,300            1,300
    @ Exempt Facilities RB (Merck &
         Co. West Point Project)
         Series 2001
         1.30%, 01/07/04                                  3,250            3,250
   +@ Exempt Facilities RB (Reliant
         Energy Seward Project)
         Series 2001A
         1.15%, 01/07/04                                 66,100           66,100
   +@ Exempt Facilities RB (Reliant
         Energy Seward Project)
         Series 2002B
         1.17%, 01/07/04                                 18,000           18,000
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2002A
         1.15%, 01/07/04                                 35,000           35,000

      PENNSYLVANIA ENERGY
      DEVELOPMENT AUTH
   +@ Energy Development RB (B&W
         Ebensburg Project) Series
         1986
         1.11%, 01/07/04                                 20,140           20,140
   +@ Energy Development RB (Piney
         Creek) Series 1986A
         1.11%, 01/07/04                                 21,475           21,475
   +@ Energy Development RB (Piney
         Creek) Series 1986C
         1.11%, 01/07/04                                  4,155            4,155

      PENNSYLVANIA HFA
   ~@ S/F Mortgage RB Series
         1997-56C TOB Series
         PT-119A
         1.25%, 01/07/04                                    250              250
   ~@ S/F Mortgage RB Series
         1999A TOB Series 1999-u
         1.00%, 02/26/04                                 24,710           24,710
   ~@ S/F Mortgage RB Series
         2002-74B TOB Series
         PA-1055
         1.28%, 01/07/04                                  3,895            3,895
   ~@ S/F RB Series 1998-64 TOB
         Series 1998Y
         1.12%, 03/25/04                                    495              495

      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series
         2003 A-2
         1.34%, 01/07/04                                 27,500           27,500
  +~@ Student Loan RB Series 1988A
         1.13%, 01/07/04                                 27,700           27,700
  +~@ Student Loan RB Series 1988B
         1.13%, 01/07/04                                 12,000           12,000
  +~@ Student Loan RB Series 1994A
         1.13%, 01/07/04                                 31,000           31,000
  +~@ Student Loan RB Series 1997A
         1.34%, 01/07/04                                 23,900           23,900
  +~@ Student Loan RB Series 1999A
         1.11%, 01/07/04                                  6,200            6,200
  +~@ Student Loan RB Series 2000A
         1.34%, 01/07/04                                 40,400           40,400
  +~@ Student Loan RB Series 2001A
         1.34%, 01/07/04                                 18,700           18,700
  +~@ Student Loan RB Series
         2003A-1
         1.34%, 01/07/04                                  7,000            7,000


36 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      PENNSYLVANIA PUBLIC SCHOOL
      BUILDING AUTH
  +~@ School RB (Parkland SD)
         Series 1999D
         1.30%, 01/07/04                                  6,800            6,800

      PENNSYLVANIA TURNPIKE COMM
   ~@ Turnpike RB Series 2001U
         1.18%, 01/07/04                                 29,600           29,600

      PHILADELPHIA
  +~@ Water & Wastewater RB Series
         1997B
         1.06%, 01/07/04                                 11,600           11,600
  +~@ Water & Wastewater Refunding
         RB Series 2003
         1.09%, 01/07/04                                 41,395           41,395

      PHILADELPHIA GAS WORKS
  +~@ RB Third Series 2001 TOB
         Series PA-877
         1.25%, 01/07/04                                  5,995            5,995

      PHILADELPHIA HOSPITAL & HIGHER
      EDUCATION FACILITIES AUTH
   +@ RB (Wills Eye Hospital Project)
         Series 2000
         1.25%, 01/07/04                                  5,200            5,200

      PHILADELPHIA IDA
  +~@ Airport RB Series 1998A TOB
         Series 1998P2
         1.05%, 08/05/04                                 12,710           12,710
   +@ RB (City Line Holiday Inn)
         Series 1996
         1.10%, 01/07/04                                  6,800            6,800
   +@ RB (Girard Estate Aramark
         Tower) Series 2002
         1.25%, 01/07/04                                 10,000           10,000
   +@ RB (Girard Estate Facilities
         Leasing) Series 2001
         1.25%, 01/07/04                                 13,500           13,500

      QUAKERTOWN GENERAL AUTH
   +@ RB (Pooled Financing Program)
         Series 1996A
         1.10%, 01/07/04                                 14,268           14,268
   +@ RB (Pooled Financing Program)
         Series 1998A
         1.10%, 01/07/04                                  1,705            1,705

      QUAKERTOWN HOSPITAL AUTH
   +@ Hospital RB (HPS Group Pooled
         Financing Program) Series
         1985
         1.10%, 01/07/04                                  7,400            7,400

      TEMPLE UNIVERSITY
      University Funding Obligations
         Series 2003
         1.20%, 05/04/04                                 14,000           14,000

      WASHINGTON CNTY LEASE AUTH
   +@ Municipal Facilities Lease RB
         (Reading II) Series 1985
         A-1-B
         1.15%, 01/07/04                                  7,600            7,600

      WEST CORNWALL TWP MUNICIPAL
      AUTH
   +@ RB (Lebanon Valley Brethren
         Home) Series 1995
         1.20%, 01/07/04                                  1,720            1,720
                                                                     -----------
                                                                         879,188
      RHODE ISLAND 0.7%

      RHODE ISLAND HOUSING &
      MORTGAGE FINANCE CORP
   ~@ Home Ownership Opportunity
         Bonds 1998 Series 29A TOB
         Series 1999E
         1.38%, 01/07/04                                 19,020           19,020

      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln)
         2000 Series
         1.65%, 01/07/04                                  1,900            1,900

      RHODE ISLAND STUDENT LOAN AUTH
   +@ Student Loan Program RB
         1995 Series 1
         1.16%, 01/07/04                                 24,900           24,900
   +@ Student Loan Program RB
         1996 Series 1
         1.05%, 06/01/04                                 19,000           19,000
   +@ Student Loan Program RB
         1996 Series 2
         1.16%, 01/07/04                                  6,900            6,900
   +@ Student Loan Program RB
         1996 Series 3
         1.16%, 01/07/04                                 20,400           20,400
                                                                     -----------
                                                                          92,120


                                                         See financial notes. 37

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      SOUTH CAROLINA 1.2%

      BERKELEY CNTY SD
  +~@ School Building Bonds Series
         2002 TOB Series 2002 A32
         1.30%, 01/07/04                                  7,575            7,575

      CHARLESTON WATERWORKS &
      SEWER SYSTEM
   ~@ Refunding & Capital Improvement
         RB Series 2003A
         1.27%, 01/07/04                                  8,665            8,665

      FLORENCE CNTY PUBLIC FACILITIES
      CORP.
  +~@ Refunding COP (Law
         Enforcement & Civic Centers)
         Series 2003
         1.26%, 01/07/04                                 29,515           29,515

      GREENVILLE IDA
   +@ IDRB (Stevens Aviation Technical
         Services) Series 1997
         1.40%, 01/07/04                                  3,500            3,500

      SOUTH CAROLINA ASSOCIATION OF
      GOVERNMENTAL ORGANIZATIONS
         COP Series 2003
         1.05%, 04/14/04                                 20,000           20,025

      SOUTH CAROLINA HOUSING &
      DEVELOPMENT AUTH
   +@ M/F Rental Housing RB (Ashley
         Apts) Series 1999
         1.30%, 01/07/04                                  4,205            4,205
   +@ M/F Rental Housing RB
         (Piedmont Manor Apts) Series
         2000B-1
         1.30%, 01/07/04                                  5,755            5,755
   +@ M/F Rental Housing RB
         (Spartanburg Terrace Apts)
         Series 2000C-1
         1.30%, 01/07/04                                  1,960            1,960
   +@ M/F Rental Housing Refunding
         RB (Fairway Apts) Series
         2001A
         1.12%, 01/07/04                                  7,735            7,735

      SOUTH CAROLINA JOBS ECONOMIC
      DEVELOPMENT AUTH
   +@ Economic Development RB
         (Holcim) Series 2003
         1.55%, 01/07/04                                  6,250            6,250
   +@ Economic Development RB
         (Thomas & Betts Corp)
         Series 1997
         1.40%, 01/07/04                                  3,250            3,250
   +@ Economic Development
         Refunding RB (Electric City
         Printing Co) Series 1994
         1.40%, 01/07/04                                  1,800            1,800
   +@ IDRB (Sanders Brothers
         Construction Co) Series 1996
         1.40%, 01/07/04                                  1,050            1,050

      SOUTH CAROLINA PUBLIC SERVICE
      AUTH
    ~ TECP
         0.92%, 01/13/04                                 22,424           22,424

      SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE BANK
  +~@ RB Series 1999A TOB Series
         20004002
         1.30%, 01/07/04                                 22,610           22,610

      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co)
         Series 1991
         1.30%, 01/07/04                                  4,750            4,750
                                                                     -----------
                                                                         151,069
      SOUTH DAKOTA 0.3%

      SOUTH DAKOTA HDA
   ~@ Homeownership Mortgage
         Bonds Series 2003C-1
         1.22%, 01/07/04                                 10,000           10,000
   +@ M/F Housing RB (Harmony
         Heights) Series 2001
         1.37%, 01/07/04                                  6,500            6,500

      SOUTH DAKOTA HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (McKenna Hospital)
         Series 1994
         1.32%, 01/07/04                                 27,345           27,345
                                                                     -----------
                                                                          43,845
      TENNESSEE 2.9%

      BRISTOL HEALTH & EDUCATIONAL
      FACILITIES BOARD
   +@ RB (King College) Series 2001
         1.25%, 01/07/04                                  7,250            7,250


38 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CARTER CNTY IDB
   +@ M/F Housing Refunding RB
         (Willow Run Apts) Series 1990
         1.45%, 01/07/04                                  6,675            6,675

      CHATTANOOGA HEALTH, EDUCATION
      & HOUSING FACILITIES BOARD
   +@ RB (Baylor School) Series 1996
         1.20%, 01/07/04                                  2,035            2,035

      CLARKSVILLE PUBLIC BUILD AUTH
   +@ Pooled Financing RB Series
         2001
         1.30%, 01/02/04                                  4,000            4,000
   +@ Pooled Financing RB Series
         2003
         1.30%, 01/02/04                                  7,200            7,200

      FRANKLIN CO IDB
   +@ IDRB (Hi-Tech) Series 1997
         1.20%, 01/07/04                                  4,300            4,300

      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo
         Seat USA Corp) Series 2001
         1.55%, 01/07/04                                  4,255            4,255

      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty Machine
         Co) Series 2001
         1.25%, 01/07/04                                  5,000            5,000

      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co)
         Series 1999
         1.30%, 01/07/04                                  2,400            2,400

      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
         1.15%, 01/07/04                                  5,900            5,900
  +~@ Water System RB Series 2002
         1.15%, 01/07/04                                  4,800            4,800

      JACKSON IDB
   +@ Solid Waste Facility Bonds
         (Ameristeel Corp) Series 1997
         1.35%, 01/07/04                                  3,800            3,800

      MCMINN CNTY IDA
   +@ Solid Waste Disposal Facilities
         RB (Bowater) Series 1999
         1.35%, 01/07/04                                 13,500           13,500

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY
      GO TECP
         0.90%, 01/07/04                                 10,000           10,000
         0.97%, 02/10/04                                  8,000            8,000
         0.95%, 03/18/04                                  7,000            7,000

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY HEALTH &
      EDUCATIONAL FACILITIES BOARD
   +@ RB (Ensworth School) Series
         2002
         1.15%, 01/07/04                                 10,000           10,000

      METROPOLITAN GOVT OF NASHVILLE-
      DAVIDSON CNTY IDB
   +@ Educational Facilities Refunding
         RB (David Lipscomb Univ)
         Series 2003
         1.15%, 01/07/04                                  8,700            8,700
   +@ IDRB (Bindtech) Series 1997
         1.35%, 01/07/04                                  3,050            3,050
   +@ IDRB (Nashville Symphony
         Project)
         1.25%, 01/07/04                                  3,100            3,100
   +@ M/F Housing RB (Arbor Crest)
         1985B
         1.25%, 01/07/04                                 12,550           12,550
   +@ M/F Housing RB (Arbor Knoll)
         1985A
         1.25%, 01/07/04                                 13,400           13,400

      METROPOLITAN NASHVILLE AIRPORT
      AUTH
   +@ Passenger Facility Charge
         Refunding Bonds Series 2003
         1.25%, 01/07/04                                  7,000            7,000

      MONTGOMERY CNTY PUBLIC
      BUILDING AUTH
   +@ Pooled Financing RB (Tennessee
         Cnty Loan Pool)
         1.30%, 01/02/04                                     50               50

      NASHVILLE-DAVIDSON CNTY HEALTH
      & EDUCATIONAL FACILITIES BOARD
    @ RB (Ascension Health Credit
         Group) Series 2001 B-1
         1.00%, 08/02/04                                  3,500            3,500


                                                         See financial notes. 39

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      SEVIER CNTY PUBLIC BUILDING
      AUTH
  +~@ Public Improvement Bonds 1995
         Series C-1
         1.26%, 01/07/04                                  3,165            3,165
  +~@ Public Improvement Bonds 1996
         Series D
         1.26%, 01/07/04                                  1,165            1,165
  +~@ Public Improvement Bonds 1996
         Series E-4
         1.26%, 01/07/04                                  2,515            2,515
  +~@ Public Improvement Bonds 1996
         Series E-5
         1.26%, 01/07/04                                  1,390            1,390
  +~@ Public Improvement Bonds 1996
         Series F-1
         1.26%, 01/07/04                                  8,850            8,850
  +~@ Public Improvement Bonds 1996
         Series F-2
         1.26%, 01/07/04                                  6,310            6,310
  +~@ Public Improvement Bonds 1996
         Series G
         1.26%, 01/07/04                                  5,475            5,475
  +~@ Public Improvement Bonds 1996
         Series II-C
         1.26%, 01/07/04                                    855              855
  +~@ Public Improvement Bonds 1998
         Series III-C-1
         1.26%, 01/07/04                                  8,530            8,530

      SHELBY CNTY HEALTH, EDUCATION
      & HOUSING FACILITY BOARD
   +@ Educational Facilities RB
         (Rhodes College) Series 2000
         1.25%, 01/07/04                                  9,700            9,700
   +@ M/F Housing RB (TUP I)
         Series 1997A
         1.27%, 01/07/04                                  5,000            5,000
    + RB (Baptist Memorial Hospital)
         Series 2000
         1.15%, 01/20/04                                 30,000           30,000
   +@ RB (St. Benedict at Auburndale
         High School) Series 2003
         1.28%, 01/07/04                                  5,000            5,000

      TENNESSEE
      GO TECP Series A
         0.95%, 02/06/04                                 10,000           10,000
         1.05%, 04/08/04                                 20,000           20,000

      TENNESSEE HOUSING
      DEVELOPMENT AGENCY
   ~@ Homeownership Program Bonds
         Series 2001-1C TOB Series
         2001H
         1.36%, 01/07/04                                  4,655            4,655
  +~@ Mortgage Finance TOB Series K
         1.38%, 01/07/04                                  1,510            1,510

      VOLUNTEER STUDENT LOAN
      FUNDING CORP
   +@ Student Loan RB Series 1987
         A-1
         1.13%, 01/07/04                                 15,000           15,000
   +@ Student Loan RB Series 1987
         A-2
         1.13%, 01/07/04                                 13,700           13,700
   +@ Student Loan RB Series 1987
         A-3
         1.13%, 01/07/04                                 58,400           58,400
                                                                     -----------
                                                                         368,685
      TEXAS 12.0%

      AMARILLO HEALTH FACILITY CORP.
   +@ Health Facilities Refunding RB
         (Evangelical Lutheran Good
         Samaritan Society) Series
         1997
         1.35%, 01/07/04                                        3,155       3,155
   +@ Hospital RB (Panhandle Pooled
         Health Care Loan) Series 1985
         1.20%, 01/07/04                                        3,000       3,000

      AUSTIN
   ~@ Public Improvement Bonds
         Series 2000 TOB Series
         20004305
         1.30%, 01/07/04                                        6,000       6,000
  +~@ Water & Wastewater Refunding
         RB Series 2001A&B TOB
         Series 2001 A63
         1.21%, 01/07/04                                        6,425       6,425

      BEXAR CNTY HEALTH FACILITIES
      DEVELOPMENT CORP.
   +@ Health Care RB (Chandler
         Memorial Home) Series 1995
         1.28%, 01/07/04                                        3,945       3,945


40 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding RB
         (TXU Electric Co) Series
         2001D-1
         1.25%, 01/07/04                                 14,500           14,500

      CALHOUN CNTY NAVIGATION IDA
   +@ Solid Waste Disposal RB
         (Formosa Plastics Corp)
         Series 2001
         1.35%, 01/07/04                                 19,800           19,800

      CAPITAL HEALTH FACILITIES
      DEVELOPMENT CORP
   +@ Health Facilities Development
         RB (Island on Lake Travis)
         Series 1986
         1.11%, 01/07/04                                  8,500            8,500

      CAPITAL IDA CORP
   +@ Solid Waste Disposal RB (Texas
         Disposal Systems) Series
         2001
         1.35%, 01/07/04                                  4,300            4,300

      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington
         Apts) Series 1996
         1.33%, 01/07/04                                  6,150            6,150

      DALLAS AREA RAPID TRANSIT
  +~@ Senior Lien Sales Tax RB Series
         2001 TOB Series 20026005
         1.30%, 01/07/04                                 16,130           16,130

      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
  +~@ Dallas/Ft Worth International
         Airport Joint Improvement &
         Refunding RB Series 2002A
         PA-1061
         1.34%, 01/07/04                                  8,995            8,995
  +~@ Dallas/Ft Worth International
         Airport Joint Improvement RB
         Series 2003A PT-805
         1.34%, 01/07/04                                  9,995            9,995
  +~@ Dallas/Ft Worth International
         Airport Joint RB Series 2003A
         TOB Series 351
         1.33%, 01/07/04                                  2,500            2,500
    @ Refunding RB (United Parcel
         Service) Refunding RB Series
         2002
         1.26%, 01/02/04                                  5,250            5,250

      DENTON UTILITY SYSTEM
  +~@ Utility System RB Series 2000A
         TOB Series 2000-369
         1.29%, 01/07/04                                  5,230            5,230

      EL PASO
  +~@ Water & Sewer Refunding RB
         Series 1998 TOB Series 1998I
         1.38%, 01/07/04                                 11,535           11,535

      EULESS IDA
   +@ RB (Ferguson Enterprises)
         Series 1985
         1.30%, 01/07/04                                  4,950            4,950

      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co) Series
         1994
         1.27%, 01/07/04                                  1,515            1,515

      GRAPEVINE IDA
   +@ Airport Improvement RB
         (Simuflite Training Int'l) Series 1983A
         1.15%, 04/01/04                                 18,975           18,975

      GREATER EAST TEXAS STUDENT
      LOAN CORP
   +@ Student Loan RB Series 1992B
         1.30%, 01/07/04                                 30,200           30,200
         1.03%, 07/01/04                                 14,000           14,000
   +@ Student Loan RB Series 1995B
         1.03%, 07/01/04                                 10,000           10,000
   +@ Student Loan RB Series 1999B
         1.30%, 01/07/04                                  6,500            6,500
   +@ Student Loan Refunding RB
         Series 1993A
         1.30%, 01/07/04                                 48,150           48,150
   +@ Student Loan Refunding RB
         Series 1993B
         1.30%, 01/07/04                                  7,000            7,000
   +@ Student Loan Refunding RB
         Series 1995A
         1.25%, 01/07/04                                 35,700           35,700
   +@ Student Loan Refunding RB
         Series 1996A
         1.30%, 01/07/04                                 56,000           56,000


                                                         See financial notes. 41

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      GULF COAST IDA
   +@ IDRB (Gruma Corp) Series
         1994
         1.22%, 01/07/04                                  6,440            6,440

      GULF COAST WASTE DISPOSAL AUTH
    @ Environmental Facilities RB
         (ExxonMobil) Series 2001A
         1.25%, 01/02/04                                    400              400
    @ Environmental Facilities RB
         (ExxonMobil) Series 2001B
         1.25%, 01/02/04                                 22,900           22,900
    @ Solid Waste Disposal RB
         (Amoco Oil Co) Series 1991
         1.05%, 04/01/04                                  4,600            4,600
   +@ Solid Waste Disposal RB (Waste
         Management) Series 2003D
         1.30%, 01/07/04                                  2,750            2,750

      HARRIS CNTY
  +~@ Junior Lien Special RB (Rodeo)
         Series 2001C
         1.27%, 01/07/04                                  2,000            2,000

      HARRIS CNTY HEALTH FACILITY
      DEVELOPMENT CORP
  +~@ SCH Health Care System RB
         Series 1997B TOB Series
         994301
         1.30%, 01/07/04                                 14,850           14,850

      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion
         Square Apts) Series 2000
         1.38%, 01/07/04                                  2,895            2,895

      HOUSTON
   ~@ Public Improvement Refunding
         Bonds Series 1998A TOB
         Series 984301
         1.30%, 01/07/04                                 21,655           21,655
  +~@ Water & Sewer System Junior
         Lien Refunding RB Series
         2002A TOB Series 2002F
         1.31%, 01/07/04                                  6,530            6,530

      HOUSTON INDEPENDENT SD
   ~@ Limited Tax Schoolhouse &
         Refunding Bonds Series 2003
         1.09%, 06/03/04                                101,000          100,983

      HOUSTON WATER AND SEWER
      SYSTEM
    ~ Water & Sewer System TECP
         Series A
         0.95%, 02/04/04                                 12,500           12,500
         0.95%, 02/05/04                                 46,000           46,000

      JEWETT ECONOMIC DEVELOPMENT
      CORP
    @ IDRB (Nucor Corp) Series 2003
         1.17%, 01/07/04                                  6,200            6,200

      KATY INDEPENDENT SD
  +~@ Unlimited Tax School Building
         Bonds Series 2000A TOB
         Series 20014301
         1.30%, 01/07/04                                 10,145           10,145

      LAVACA-NAVIDAD RIVER AUTH
   +@ Water Supply System Contract
         RB (Formosa Plastics Corp)
         Series 1990
         1.25%, 01/07/04                                 13,600           13,600

      LOWER COLORADO RIVER AUTH
  +~@ Refunding RB Series 1999A
         TOB Series 20004301
         1.30%, 01/07/04                                 10,770           10,770

      LOWER NECHES RIVER AUTH
    @ Exempt Facilities Refunding RB
         (Exxon Mobil) Series 2001B
         1.25%, 01/02/04                                 10,000           10,000

      LOWER NECHES VALLEY AUTH
    @ Pollution Control RB (Chevron
         USA) Series 1987
         0.92%, 02/17/04                                  4,500            4,500

      LUBBOCK EDUCATIONAL FACILITIES
      AUTH
   +@ RB (Lubbock Christian Univ)
         Series 1999
         1.30%, 01/07/04                                  6,300            6,300

      MANSFIELD IDA
   +@ IDRB (Southern Champion Tray)
         Series 1999
         1.30%, 01/07/04                                  2,200            2,200

      MATAGORDA CNTY NAVIGATION
      DISTRICT # 1
  +~@ Refunding RB (Houston Lighting
         & Power Co) TOB Series
         2001-A44
         1.35%, 01/07/04                                 19,385           19,385


42 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NORTH TEXAS HIGHER EDUCATION
      AUTH
   +@ Student Loan RB Series 1987
         1.15%, 01/07/04                                 87,750           87,750
  +~@ Student Loan RB Series 1996C
         1.15%, 01/07/04                                  5,600            5,600
   +@ Student Loan RB Series 1998
         1.15%, 01/07/04                                  9,000            9,000
   +@ Student Loan RB Series 2001A
         1.15%, 01/07/04                                 13,405           13,405
   +@ Student Loan RB Subordinate
         Series 1996A
         1.15%, 01/07/04                                  8,600            8,600
   +@ Student Loan Refunding RB
         Series 1990
         1.15%, 01/07/04                                 27,100           27,100

      NORTHSIDE INDEPENDENT SD
   ~@ Unlimited Tax School Building
         Bonds Series 2003
         1.02%, 06/15/04                                 21,000           21,000

      PANHANDLE PLAINS HIGHER
      EDUCATION AUTH
  +~@ Student Loan RB Series 1991A
         1.11%, 01/07/04                                  2,200            2,200
  +~@ Student Loan RB Series 1992A
         1.11%, 01/07/04                                 20,300           20,300
  +~@ Student Loan RB Series 1993A
         1.11%, 01/07/04                                  5,700            5,700

      ROBERTSON CNTY IDA
   +@ IDRB (Sanderson Farms) Series
         1995
         1.25%, 01/07/04                                  3,700            3,700

      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp) Series
         1994
         1.22%, 01/07/04                                  4,095            4,095

      SAN JACINTO COMMUNITY COLLEGE
      DISTRICT
    + Maintenance Tax Notes Series
         2003
         1.05%, 02/15/04                                  1,300            1,303

      SOUTHEAST TEXAS HFA
  +~@ S/F Mortgage Refunding & RB
         Series 1998A TOB Series
         PT-165
         1.33%, 01/07/04                                  6,615            6,615
  +~@ S/F Mortgage Refunding & RB
         Series 1998A TOB Series
         PT-193
         1.33%, 01/07/04                                  6,725            6,725

      TEXAS
      TRAN Series 2003
         1.16%, 08/31/04                                200,000          201,103
         1.18%, 08/31/04                                255,000          256,372
         1.19%, 08/31/04                                 45,000           45,239
   ~@ Veterans' Housing Assistance
         Program Fund I Series 1995
         Refunding Bonds
         1.06%, 01/07/04                                 12,261           12,261
   ~@ Veterans' Housing Assistance
         Program Fund II Series 2002
         A-2 Bonds
         1.17%, 01/07/04                                  2,000            2,000

      TEXAS A&M UNIVERSITY
   ~@ Permanent University Fund
         Bonds Series 1998 TOB
         Series 984302
         1.30%, 01/07/04                                 28,445           28,445

      TEXAS DEPT OF HOUSING &
      COMMUNITY AFFAIRS
   +@ M/F Housing RB (Creek Point
         Apts) Series 2000
         1.25%, 01/07/04                                  7,200            7,200
   ~@ Residential Mortgage RB Series
         1998A TOB Series 1999C
         1.38%, 01/07/04                                 14,950           14,950
  +~@ S/F Mortgage RB Series
         2002A&B TOB Series 178
         1.35%, 01/07/04                                  4,250            4,250

      TEXAS MUNICIPAL GAS CORP.
  +~@ Senior Lien Gas Reserve RB
         Series 1998
         1.15%, 01/07/04                                  2,790            2,790

      TRINITY RIVER AUTH
   +@ Solid Waste Disposal RB
         (Community Waste Disposal)
         Series 1999
         1.20%, 01/07/04                                  5,795            5,795

      WACO EDUCATION FINANCE CORP
  +~@ RB (Baylor Univ) Series 2002A
         1.25%, 01/07/04                                  9,900            9,900
                                                                     -----------
                                                                       1,509,401


                                                         See financial notes. 43

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      UTAH 1.6%

      INTERMOUNTAIN POWER AGENCY
  +~@ Power Supply Refunding RB
         Series 1996C TOB Series
         2000-409
         1.29%, 01/07/04                                 15,330           15,330

      SALT LAKE CITY
   +@ Airport RB Series 2001
         1.15%, 01/07/04                                  9,100            9,100
  +~@ Hospital RB Series 2001 (IHC
         Health Services) TOB Series
         20014401
         1.30%, 01/07/04                                 26,730           26,730
   +@ RB (Rowland Hall - St. Mark's
         School) Series 2001
         1.25%, 01/07/04                                  9,515            9,515

      UNIVERSITY OF UTAH
  +~@ Auxiliary & Campus Facilities
         System Refunding & RB
         Series 1998A TOB Series
         984401
         1.30%, 01/07/04                                 30,060           30,060
   +@ Student Loan RB Series 1993A
         1.15%, 01/07/04                                 35,000           35,000
  +~@ Student Loan RB Series 1995l
         1.15%, 01/07/04                                 27,500           27,500

      UTAH
   ~@ GO Highway Bonds Series
         1998A TOB PT-429
         1.28%, 01/07/04                                 31,085           31,085

      UTAH BUILDING OWNERSHIP AUTH
  +~@ Lease Refunding RB Series
         1998C TOB Series 984402
         1.30%, 01/07/04                                  9,695            9,695

      WOODS CROSS CITY
   +@ M/F Housing Refunding RB
         (Springwood Apts) Series
         2001A
         1.25%, 01/07/04                                  3,605            3,605
                                                                     -----------
                                                                         197,620

      VERMONT 0.1%

      VERMONT ECONOMIC DEVELOPMENT
      AUTH
   +@ IDRB (Agri-Mark) Series 1999A
         1.45%, 01/07/04                                 17,000           17,000
   +@ IDRB (Agri-Mark) Series 1999B
         1.45%, 01/07/04                                  1,000            1,000
                                                                     -----------
                                                                          18,000

      VIRGINIA 1.0%

      CHESTERFIELD CNTY IDA
   +@ Solid Waste Disposal Facility
         RB (Ridewater Fibre Corp)
         Series 2000
         1.35%, 01/07/04                                  5,100            5,100

      FAIRFAX CNTY ECONOMIC
      DEVELOPMENT AUTH
   ~@ RB (Smithsonian Institution)
         Series A
         1.18%, 01/07/04                                  8,000            8,000

      KING GEORGE CNTY
   +@ Solid Waste Disposal Facility
         RB (Garnet) Series 1996
         1.35%, 01/07/04                                  3,700            3,700

      LOUDOUN CNTY IDA
    @ RB (Howard Hughes Medical
         Institute) Series 2003B
         1.05%, 01/07/04                                  4,200            4,200
    @ RB (Howard Hughes Medical
         Institute) Series 2003D
         1.20%, 01/07/04                                  5,000            5,000
    @ RB (Howard Hughes Medical
         Institute) Series 2003E
         1.26%, 01/02/04                                 10,900           10,900
    @ RB (Howard Hughes Medical
         Institute) Series 2003F
         1.06%, 01/07/04                                  9,500            9,500

      METROPOLITAN WASHINGTON
      AIRPORTS AUTH
  +~@ Airport System RB Series
         2001A TOB Series PT-689
         1.34%, 01/07/04                                  5,870            5,870
  +~@ Airport System Refunding RB
         Series 2002C
         1.15%, 01/07/04                                  9,700            9,700
    ~ TECP Series A
         1.15%, 01/07/04                                 23,000           23,000

      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech Foundation)
         Series 2001A
         1.25%, 01/07/04                                  9,300            9,300


44 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (Virginia Tech Foundation)
         Series 2001B
         1.33%, 01/07/04                                  1,310            1,310
   +@ RB (Virginia Tech Foundation)
         Series 2002
         1.25%, 01/07/04                                  4,655            4,655

      NORFOLK
  +~@ Parking System Refunding &
         RB Series 2000B TOB Series
         20004601
         1.30%, 01/07/04                                  9,450            9,450

      PORTSMOUTH REDEVELOPMENT &
      HOUSING AUTH., VIRGINIA
   +@ M/F Housing RB (Churchland
         North Apts) Series 1999
         1.30%, 01/07/04                                  6,705            6,705

      RICHMOND IDA
   +@ Educational Facilities RB
         (Church Schools) Series 2002
         1.25%, 01/07/04                                  9,775            9,775

      VIRGINIA BEACH DEVELOPMENT
      AUTH
   +@ M/F Residential Rental Housing
         RB (Silver Hill at Thalia)
         Series 1999
         1.30%, 01/07/04                                  4,300            4,300
                                                                     -----------
                                                                         130,465

      WASHINGTON 4.3%

      DOUGLAS CNTY DEVELOPMENT CORP
   +@ RB (Executive Flight) Series
         1998
         1.20%, 01/07/04                                  6,500            6,500

      ENERGY NORTHWEST
  +~@ Columbia Generating Station &
         Project #3 Refunding Electric
         RB Series 2001A TOB Series
         20014701
         1.30%, 01/07/04                                 29,700           29,700
  +~@ Project #1 Refunding Electric
         RB Series 2002A TOB Series
         PT-615
         1.28%, 01/07/04                                 13,530           13,530
  +~@ Project #3 Refunding Electric
         RB Series 2003A TOB Series
         PT-778
         1.28%, 01/07/04                                  8,690            8,690
   +@ Project #3 Refunding Electric
         RB Series 2003E
         1.15%, 01/07/04                                  5,000            5,000
  +~@ Project #3 Refunding Electric
         RB, Series 2003D-3-1
         1.09%, 01/07/04                                  1,000            1,000
  +~@ Project #3 Refunding Electric
         RB, Series 2003D-3-2
         1.07%, 01/07/04                                  8,000            8,000

      EVERETT IDA
    @ Exempt Facilities RB
         (Kimberly-Clark Corp) Series
         2002
         1.25%, 01/07/04                                  3,200            3,200
   +@ RB (Partners Trust I SYNSOR)
         Series 1896
         1.25%, 01/07/04                                  3,500            3,500

      KING CNTY
      Limited Tax GO BAN Series
         2003A
         1.05%, 10/01/04                                 80,000           80,564

      OLYMPIA
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.20%, 01/07/04                                  6,695            6,695

      PIERCE CNTY
   +@ IDRB (McFarland Cascade)
         Series 1996
         1.40%, 01/07/04                                  2,000            2,000
  +~@ Unlimited Tax GO Bonds Series
         2001TOB Series 20014703
         1.30%, 01/07/04                                 43,655           43,655

      PIERCE CNTY ECONOMIC
      DEVELOPMENT CORP
   +@ RB (Flex-A-Lite Consolidated)
         Series 1996
         1.25%, 01/07/04                                  2,400            2,400
   +@ RB (K&M Holdings II) Series
         1997
         1.55%, 01/07/04                                  1,400            1,400
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.20%, 01/07/04                                  2,620            2,620

      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.20%, 01/07/04                                  1,645            1,645


                                                         See financial notes. 45

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      PORT OF MOSES LAKE PUBLIC CORP
   +@ RB (National Frozen Foods
         Corp) Series 1997
         1.15%, 01/07/04                                  3,800            3,800

      PORT OF SEATTLE
  +~@ RB Series 2001B TOB Series
         PT-728
         1.33%, 01/07/04                                  4,430            4,430
  +~@ Special Facility RB Series
         1999B (Terminal 18) Merlot
         TOB Series 1999J
         1.26%, 01/07/04                                 49,795           49,795

      PORT OF TACOMA
    + Subordinate Lien Revenue
         TECP Series A
         1.05%, 03/19/04                                 15,500           15,500

      SEATTLE
  +~@ Drainage & Wastewater
         Refunding & RB Series 2002
         TOB Series PT-1605
         1.28%, 01/07/04                                  6,875            6,875

      SEATTLE HOUSING AUTH
   +@ RB (CHHIP & HRG) Series
         1996
         1.25%, 01/07/04                                  3,485            3,485
   +@ RB (Casa Pacifica Apts) Series
         1997
         1.25%, 01/07/04                                  3,000            3,000

      SNOHOMISH CNTY PUBLIC UTILITY
      DISTRICT #1
  +~@ Generation System Refunding
         RB Series 2002A-1
         1.09%, 01/07/04                                  4,200            4,200
  +~@ Generation System Refunding
         RB Series 2002A-2
         1.09%, 01/07/04                                 27,000           27,000

      SPOKANE IDA
   +@ Refunding IDRB (Interlock
         Realty Co) Series 1996
         1.53%, 01/07/04                                    945              945

      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living)
         Series 1998
         1.25%, 01/07/04                                  3,255            3,255

      WASHINGTON
  +~@ GO Bond Series 2003A TOB
         Series 2002G
         1.34%, 01/07/04                                  5,170            5,170
   ~@ GO Bonds Series 1998C TOB
         Series 984704
         1.30%, 01/07/04                                 12,150           12,150
   ~@ GO Bonds Series 2000B TOB
         Series 20004702
         1.30%, 01/07/04                                 13,380           13,380
  +~@ GO Bonds Series 2001A TOB
         Series 228
         1.30%, 01/07/04                                  5,950            5,950
    + Motor Vehicle Fuel Tax GO
         Refunding Bonds Series
         R-2001B
         1.04%, 09/01/04                                 10,000           10,262
  +~@ Unlimited GO Bonds Series B
         TOB Series 20024702
         1.30%, 01/07/04                                 30,485           30,485

      WASHINGTON ECONOMIC
      DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB
         (Skills) Series 1998N
         1.25%, 01/07/04                                  2,940            2,940
   +@ IDRB (Tonkin Building
         Associates) Series 1997A
         1.40%, 01/07/04                                  1,000            1,000
   +@ RB (Ace Tank) Series 1998
         1.40%, 01/07/04                                  1,180            1,180
   +@ RB (Hunter Douglas) Series
         1997A
         1.30%, 01/07/04                                  3,500            3,500
   +@ Solid Waste Disposal RB
         (Waste Management ) Series
         2000C
         1.22%, 01/07/04                                  5,500            5,500
   +@ Solid Waste Disposal RB (Waste
         Management) Series 2000I
         1.20%, 01/07/04                                 10,240           10,240
         1.22%, 01/07/04                                  7,235            7,235
   +@ Solid Waste Disposal RB (Waste
         Management) Series 2000H
         1.22%, 01/07/04                                  6,825            6,825

      WASHINGTON HEALTH CARE
      FACILITIES AUTH
   +@ RB (Yakima Valley Farm
         Workers Clinic) Series 1997
         1.15%, 01/07/04                                  3,300            3,300


46 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      WASHINGTON HOUSING FINANCE
      COMMISSION
   +@ M/F Housing RB (Lakewood
         Meadows Apts) Series 2000A
         1.35%, 01/07/04                                  3,140            3,140
   +@ M/F Housing RB (Woodrose
         Apts) Series 1999A
         1.30%, 01/07/04                                  6,750            6,750
   +@ M/F Mortgage RB (Canyon
         Lakes) Series 1993
         1.30%, 01/07/04                                  4,370            4,370
   +@ M/F Mortgage RB (Lake
         Washington Apts) Series 1996
         1.25%, 01/07/04                                  8,350            8,350
   +@ M/F Mortgage RB (Meridian
         Court Apts) Series 1996
         1.25%, 01/07/04                                  6,700            6,700
   +@ M/F RB (Brittany Park Phase II)
         Series 1998A
         1.30%, 01/07/04                                  3,480            3,480
   +@ M/F RB (Brittany Park) Series
         1996A
         1.30%, 01/07/04                                  8,530            8,530
   +@ M/F RB (Merrill Gardens)
         Series 1997A
         1.30%, 01/07/04                                  6,125            6,125
   +@ M/F RB (Rosecreek Apts)
         Series 1998A
         1.33%, 01/07/04                                  3,570            3,570
  +~@ S/F Program Bonds Draw Down
         Issue 2002A TOB Series
         PT-636
         1.35%, 01/07/04                                 11,360           11,360

      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products)
         Series 1997
         1.25%, 01/07/04                                  3,600            3,600

      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers) Series
         1998
         1.35%, 01/07/04                                  3,000            3,000
   +@ RB (Michelsen Packaging)
         Series 1996
         1.25%, 01/07/04                                  1,600            1,600
   +@ RB (Printing Press) Series 1995
         1.25%, 01/07/04                                  1,200            1,200
   +@ Refunding & RB (Hi-Country
         Foods) Series 1996
         1.25%, 01/07/04                                  5,900            5,900
                                                                     -----------
                                                                         539,176

      WEST VIRGINIA 0.6%

      FAYETTE CNTY DEV AUTH
   +@ Solid Waste Disposal Facility
         RB (Georgia-Pacific Corp)
         Series 1995
         1.30%, 01/07/04                                 11,100           11,100

      MARION CNTY
   +@ Solid Waste Disposal Facility
         RB (Grant Town Cogeneration)
         Series 1990B
         1.20%, 01/07/04                                 21,225           21,225
   +@ Solid Waste Disposal Facility
         RB (Grant Town Cogeneration)
         Series 1990C
         1.20%, 01/07/04                                 18,100           18,100
   +@ Solid Waste Disposal Facility
         RB (Grant Town Cogeneration)
         Series 1990D
         1.20%, 01/07/04                                  3,400            3,400

      WEST VIRGINIA PARKWAYS,
      ECONOMIC DEVELOPMENT &
      TOURISM AUTH
  +~@ Refunding RB Series 2003
         1.06%, 01/07/04                                 17,600           17,600

      WEST VIRGINIA STATE HOSPITAL
      FINANCE AUTH
   +@ Refunding RB (St. Josephs
         Hospital Project)
         1.16%, 01/07/04                                  1,300            1,300
                                                                     -----------
                                                                          72,725

      WISCONSIN 1.2%

      COLBURN IDA
   +@ IDRB (Heartland Farms) Series
         1994
         1.53%, 01/07/04                                  5,900            5,900

      FRANKLIN REGIONAL SOLID WASTE
      FINANCE COMMISSION
   +@ Solid Waste Disposal RB (Waste
         Management) Series 2003A
         1.30%, 01/07/04                                  5,200            5,200

      KENOSHA
   +@ IDRB (Asyst Technologies)
         Series 1997
         1.35%, 01/07/04                                  5,000            5,000


                                                         See financial notes. 47

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MILWAUKEE CNTY
  +~@ Airport RB Series 2000A
         Series PT-681
         1.34%, 01/07/04                                 18,470           18,470

      RHINELANDER IDA
   +@ IDRB (Lake Shore) Series 1990
         1.53%, 01/07/04                                  3,820            3,820

      SOUTHEAST WISCONSIN
      PROFESSIONAL BASEBALL PARK
      DISTRICT
  +~@ Sales Tax Refunding Bonds
         Series 1998 TOB Series
         2000Y
         1.21%, 01/07/04                                  5,000            5,000

      WISCONSIN HEALTH & EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Wisconsin Lutheran
         College) Series 2001
         1.30%, 01/07/04                                  7,000            7,000
  +~@ RB Series 1993C (Sisters of
         the Sorrowful Mother) TOB
         Series PT-856
         1.26%, 01/07/04                                 22,015           22,015

      WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTH
   +@ Business Development RB
         (Ultratec) 1995 Series 7
         1.53%, 01/07/04                                  2,350            2,350
   ~@ Home Ownership RB Series
         1997H TOB Series PT-194
         1.33%, 01/07/04                                  4,285            4,285
  +~@ Home Ownership RB Series
         1999A TOB Series 1999R
         1.35%, 01/07/04                                 17,250           17,250
   ~@ Home Ownership RB Series
         2002C
         1.12%, 01/07/04                                  3,000            3,000
   ~@ Home Ownership RB Series
         2002D
         1.17%, 01/07/04                                  1,960            1,960
   ~@ Home Ownership RB Series
         2003B
         1.17%, 01/07/04                                 15,000           15,000
  +~@ Housing RB Series 2002 B
         TOB Series 2001-650
         1.29%, 01/07/04                                 16,380           16,380
  +~@ S/F Draw Down RB Series
         2003I TOB Series PT-860
         1.35%, 01/07/04                                 12,685           12,685

      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin) Series
         1998
         1.30%, 01/07/04                                  4,500            4,500
                                                                     -----------
                                                                         149,815

      WYOMING 0.4%

      LINCOLN CNTY
    @ Pollution Control RB (Exxon)
         Series 1987A
         1.26%, 01/02/04                                  5,300            5,300
    @ Pollution Control RB (Exxon)
         Series 1987B
         1.26%, 01/02/04                                  1,600            1,600
    @ Pollution Control RB (Exxon)
         Series 1987C
         1.26%, 01/02/04                                 14,800           14,800

      UINTA CNTY
    @ Pollution Control Refunding RB
         (Chevron USA) Series 1992
         1.30%, 01/02/04                                  9,000            9,000
    @ Pollution Control Refunding RB
         (Chevron USA) Series 1993
         1.22%, 01/02/04                                  6,500            6,500

      WYOMING COMMUNITY
      DEVELOPMENT AUTH
   ~@ Housing RB 1997 Series 4 TOB
         Series PT-261
         1.33%, 01/07/04                                  2,320            2,320
   ~@ Housing RB 2001 Series 1 TOB
         Series PT-553
         1.33%, 01/07/04                                  5,730            5,730
                                                                     -----------
                                                                          45,250

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


48 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $12,414,710 a
Cash                                                                       1,918
Receivables:
   Fund shares sold                                                       27,271
   Interest                                                               34,394
   Investments sold                                                      139,100
Prepaid expenses                                               +             401
                                                               -----------------
TOTAL ASSETS                                                          12,617,794

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                   29,345
   Dividends to shareholders                                                 806
   Investment adviser and administrator fees                                  77
   Transfer agent and shareholder service fees                               114
Accrued expenses                                               +             573
                                                               -----------------
TOTAL LIABILITIES                                                         30,915

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          12,617,794
TOTAL LIABILITIES                                              -          30,915
                                                               -----------------
NET ASSETS                                                           $12,586,879

NET ASSETS BY SOURCE
Capital received from investors                                       12,589,656
Net investment income not yet distributed                                     25
Net realized capital losses                                               (2,802)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                              SHARES
SHARE CLASS                           NET ASSETS     /   OUTSTANDING   =     NAV
Sweep Shares                           $7,493,807          7,496,766       $1.00
Value Advantage Shares                 $3,900,679          3,900,725       $1.00
Select Shares(R)                         $474,101            474,119       $1.00
Institutional Shares                     $718,292            718,313       $1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $12,414,710. During the reporting period, the fund had $4,857,368 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-----------------------------------------------------
COST BASIS OF PORTFOLIO                   $12,414,762
UNDISTRIBUTED EARNINGS:

Tax-exempt income                                 $25
Long-term capital gains                            --

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount:
   2004                                          $338
   2005                                           523
   2007                                           775
   2008                                           873
   2011                                 +         241
                                        -------------
                                               $2,750

                                                         See financial notes. 49

SCHWAB MUNICIPAL MONEY FUND

Statement of Operations
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $140,795

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (208)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                43,460 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          33,661 b
   Value Advantage Shares                                                10,225 b
   Select Shares(R)                                                         422 b
   Institutional Shares                                                     507 b
Trustees' fees                                                               63 c
Custodian and portfolio accounting fees                                     993
Professional fees                                                            51
Registration fees                                                           336
Shareholder reports                                                         459
Other expenses                                                +              81
                                                              ------------------
Total expenses                                                           90,258
Expense reduction                                             -          18,750 d
                                                              ------------------
NET EXPENSES                                                             71,508

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 140,795
NET EXPENSES                                                  -          71,508
                                                              ------------------
NET INVESTMENT INCOME                                                    69,287
NET REALIZED LOSSES                                           +            (208)
                                                              ------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $69,079

 Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                              0.25
  Value Advantage Shares                    0.05
  Select Shares(R)                          0.05
  Institutional Shares                      0.05

  SHAREHOLDER SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                              0.20
  Value Advantage Shares                    0.17
  Select Shares(R)                          0.17
  Institutional Shares                      0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $16,579 from the investment adviser (CSIM) and $2,171 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                                              % OF AVERAGE
  SHARE CLASS                             DAILY NET ASSETS
  -----------                             ----------------
  Sweep Shares                              0.66
  Value Advantage Shares                    0.45
  Select Shares(R)                          0.35
  Institutional Shares                      0.24

  This limit doesn't include interest, taxes and certain non-routine expenses.

50 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------------
                                                1/1/03-12/31/03       1/1/02-12/31/02
Net investment income                                   $69,287              $109,422
Net realized gains or losses                    +          (208)                  347
                                                -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   69,079               109,769

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                             34,685                64,407
Value Advantage Shares                                   31,426                45,015
Select Shares(R)                                          1,306                    --
Institutional Shares                            +         1,845                    --
                                                -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME               69,262               109,422 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                         27,215,378            24,400,497
Value Advantage Shares                                5,280,015             5,574,437
Select Shares(R)                                        859,347                    --
Institutional Shares                            +     1,161,958                    --
                                                -------------------------------------
TOTAL SHARES SOLD                                    34,516,698            29,974,934

SHARES REINVESTED
Sweep Shares                                             34,072                63,259
Value Advantage Shares                                   28,395                41,570
Select Shares(R)                                          1,192                    --
Institutional Shares                            +         1,497                    --
                                                -------------------------------------
TOTAL SHARES REINVESTED                                  65,156               104,829

SHARES REDEEMED
Sweep Shares                                        (27,190,937)          (24,293,754)
Value Advantage Shares                               (5,887,801)           (4,913,621)
Select Shares(R)                                       (386,420)                   --
Institutional Shares                            +      (445,142)                   --
                                                -------------------------------------
TOTAL SHARES REDEEMED                               (33,910,300)          (29,207,375)

NET TRANSACTIONS IN FUND SHARES                         671,554               872,388 c

NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period                                  11,915,508            11,042,773
Total increase                                  +       671,371               872,735 d
                                                -------------------------------------
END OF PERIOD                                       $12,586,879           $11,915,508

Unless stated, all numbers x 1,000.

  UNAUDITED
a The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares(R) and Institutional Shares on June 2, 2003.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

                                                         See financial notes. 51

SCHWAB MUNICIPAL MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS FOUR SHARE CLASSES: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUND

seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of their net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing their financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB MUNICIPAL MONEY FUND

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Municipal Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB MUNICIPAL MONEY FUND

FUND TRUSTEES

         A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

         Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

         Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                       TRUST POSITION(S);
NAME AND BIRTHDATE     TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2    Chair, Trustee:                Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                Family of Funds, 1989;         Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                       Investments, 1991;             Schwab Investment Management, Inc.; Chair, Charles Schwab
                       Capital Trust, 1993;           Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                       Annuity Portfolios, 1994.      Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                      (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                      University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                      Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                      Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                      Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                      Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                      (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                      Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE    TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1      Trustee: 2003              Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54               (all trusts)               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                 Corporation. Director, Wal-Mart Stores, eBay, Inc.
----------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1   Trustee: 2002               EVP, Asset Management Products and Services, Charles Schwab &
2/22/55              (all trusts).               Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE   TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK      President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54              (all trusts).               EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                 Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                 9/02: President, CIO, American Century Investment Management;
                                                 Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                 American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                 and Quantitative Equity Portfolio Management, Twentieth Century
                                                 Investors, Inc.
----------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG        Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51               Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                     (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD      SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55               Officer                     Management, Inc.; CIO, The Charles Schwab Trust Co.
                     (all trusts).
----------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON       Secretary                   SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61              (all trusts).               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                 U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE        TRUSTEE SINCE        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).   Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                        America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                               (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                               (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                               Children's Hospital. 2001: Special Advisor to the President, Stanford
                                               University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                               Until 2001: VP, Business Affairs, CFO, Stanford University.
-------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds,     CEO, Dorward & Associates (management, marketing and
9/23/31                   1989; Investments,   communications consulting). Until 1999: EVP, Managing Director,
                          1991; Capital        Grey Advertising.
                          Trust, 1993;
                          Annuity
                          Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).   Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                       Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                               Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                               Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
-------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds,     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                   1989;                services and investment advice).
                          Investments, 1991;
                          Capital Trust,
                          1993;
                          Annuity
                          Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).   Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                        Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                               (investments -- Netherlands), Cooper Industries (electrical products);
                                               Member, audit committee, Northern Border Partners, L.P. (energy).
-------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds,     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                   1989;                Chair, CEO, North American Trust (real estate investments).
                          Investments, 1991;
                          Capital Trust,
                          1993; Annuity
                          Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds,     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                   1989; Investments,   investments).
                          1991; Capital
                          Trust, 1993;
                          Annuity
                          Portfolios, 1994.

SCHWAB MUNICIPAL MONEY FUND

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES     Adjustable convertible extendable security
BAN      Bond anticipation note
COP      Certificate of participation
GAN      Grant anticipation note
GO       General obligation
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
M/F      Multi-family
RAN      Revenue anticipation note
RB       Revenue bond
S/F      Single-family
TAN      Tax anticipation note
TECP     Tax-exempt commercial paper
TOB      Tender option bond
TOBP     Tender option bond partnership
TRAN     Tax and revenue anticipation note
VRD      Variable-rate demand

SCHWAB MUNICIPAL MONEY FUND

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized to distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG26568

SCHWAB MUNICIPAL MONEY FUNDS

      ANNUAL REPORT
      December 31, 2003

      Schwab New York
      Municipal Money Fund

      Schwab New Jersey
      Municipal Money Fund

      Schwab Pennsylvania
      Municipal Money Fund

      Schwab Florida
      Municipal Money Fund

      Schwab Massachusetts
      Municipal Money Fund(TM)

                                                           (CHARLES SCHWAB LOGO)

IN THIS REPORT

  Management's Discussion ...............................................   2
     The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

     Performance and Fund Facts .......   5

  Schwab New York Municipal Money Fund
     Sweep Shares: SWNXX
     Value Advantage Shares: SWYXX

     Financial Statements .............   6

  Schwab New Jersey Municipal Money Fund
     Ticker Symbol: SWJXX

     Financial Statements .............  17

  Schwab Pennsylvania Municipal Money Fund
     Ticker Symbol: SWEXX

     Financial Statements .............  25

  Schwab Florida Municipal Money Fund
     Ticker Symbol: SWFXX

     Financial Statements .............  32

  Schwab Massachusetts Municipal Money Fund(TM)
     Ticker Symbol: SWDXX

     Financial Statements .............  47

  Financial Notes .......................................................  54

  Fund Trustees .........................................................  58

  Glossary ..............................................................  61

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

(PHOTO OF CHARLES R. SCHWAB)

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

(PHOTO OF RANDALL W. MERK)

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Municipal Money Funds

(PHOTO OF KEVIN SHAUGHNESSY)

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the Schwab New York, New Jersey and Massachusetts municipal money funds. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

(PHOTO OF WALTER BEVERIDGE)

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the Schwab Pennsylvania and Florida municipal money funds since their inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

THROUGHOUT THE REPORT PERIOD, SHORT-TERM MUNICIPAL YIELDS REMAINED ATTRACTIVELY VALUED RELATIVE TO SHORT-TERM TAXABLE YIELDS. During the year, the ratio of short-term muni yields to taxables averaged 82%, and at times exceeded 95%. We attribute this situation to the unusually large quantity of municipal money market debt that was issued during 2003. In order to attract buyers for these securities, municipal issuers needed to offer higher yields than they otherwise might have.

SCHWAB NEW YORK MUNICIPAL MONEY FUND. For the first time in three years, New York did not have a mid-year budget deficit to address. However, the state is facing a $6 billion deficit for fiscal 2005 (which begins April 1, 2004)--not including a court-ordered increase in New York City education funding or demands from local governments for relief from state-mandated Medicaid and pension obligations.

New York City lowered its projected 2005 budget gap, but many upstate areas came under enormous financial pressure as their manufacturing economies shrank while state-mandated costs rose. Several local governments became subject to financial control boards, and their credit ratings were lowered as a consequence. However, due to the diversity of its economy as well as its revenue-raising ability, the state, as well as most of its local governments, remained strong investment-grade credits. As of the report date, the state's credit ratings were A2 from Moody's, AA with a negative outlook from Standard & Poor's and AA- from Fitch.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND. The use of $1.3 billion in tobacco-settlement bonds and over $500 million in federal economic aid helped balance the state's fiscal 2004 budget, but the economic environment remains challenging. The state expects to end fiscal 2004 with a modest $253 million in its general fund (1.1% of spending),


                                                  Schwab Municipal Money Funds 3

MANAGEMENT'S DISCUSSION continued

      Most states have addressed their fiscal challenges through a combination of budget cuts and the use of one-time revenue sources and financing.

which leaves it little financial flexibility. However, as of November 2003, revenues were running 2.5% ahead of projections, and expenditures were on budget. Given the diversity of the state's economy, its high level of personal wealth and its associated ability to raise revenue, New Jersey remains a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 with a negative outlook from Moody's, AA from Standard & Poor's and AA from Fitch.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND. Pennsylvania's fiscal 2004 budget was designed to close a $2.4 billion budget gap and increase subsidies for education. Revenues and expenditures were each projected to be $22.6 billion. The state's overall fiscal 2004 revenues were slightly ahead of projections for the first half of the fiscal year. The state expects a modest operating surplus of more than $100 million by fiscal year-end. The state's above-average credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt level. As of the report date, Pennsylvania's general obligations were rated Aa2 by Moody's, AA by S&P and AA by Fitch.

SCHWAB FLORIDA MUNICIPAL MONEY FUND. Although it has drawn on reserves to balance its budget in the last two years, Florida expected to end fiscal 2003 (6/30/03) with $1.6 billion in its general fund and to increase this balance to $2 billion through fiscal 2004. Florida has benefited from its reliance on sales taxes rather than personal income taxes. Total payroll jobs were up an estimated 1.2% for 2003. With its substantial reserves and strong financial controls, the state's ratings at the end of the report period were Aa2 from Moody's, AA+ from Standard & Poor's and AA from Fitch.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM). Massachusetts continued to manage in a tough financial environment. The state anticipates ending fiscal 2004 (6/30/04) with a $681 million general fund balance (3% of expenditures). The fiscal 2004 budget projects a conservative 1.6% increase in revenues and no increase in spending. The state has cut aid to local governments and school districts in each of the last two fiscal years but most continue to operate with sufficient financial flexibility due to strong reserves. Because of its diverse economy, its high personal wealth levels and its associated revenue-raising ability, Massachusetts remained a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 with a negative outlook from Moody's, AA- from Standard & Poor's and AA- from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Municipal Money Funds

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                NEW YORK              NEW JERSEY    PENNSYLVANIA     FLORIDA      MASSACHUSETTS
                                MUNICIPAL             MUNICIPAL       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                MONEY FUND            MONEY FUND     MONEY FUND     MONEY FUND      MONEY FUND
---------------------------------------------------------------------------------------------------------------
                                         Value
                           Sweep        Advantage
                           Shares        Shares
---------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1           0.50%          0.74%          0.52%          0.55%          0.50%          0.59%
---------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD             0.34%          0.58%          0.31%          0.33%          0.32%          0.26% 3
- NO WAIVER 2
---------------------------------------------------------------------------------------------------------------
SEVEN-DAY                   0.50%          0.74%          0.53%          0.55%          0.50%          0.59%
EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------
SEVEN-DAY                   0.88%          1.30%          0.87%          0.87%          0.77%          0.96%
TAXABLE-EQUIVALENT
EFFECTIVE YIELD 4
---------------------------------------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                NEW YORK              NEW JERSEY    PENNSYLVANIA     FLORIDA      MASSACHUSETTS
                                MUNICIPAL             MUNICIPAL       MUNICIPAL      MUNICIPAL       MUNICIPAL
                                MONEY FUND            MONEY FUND     MONEY FUND     MONEY FUND     MONEY FUND
---------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE          55 days                       53 days        41 days        51 days        76 days
MATURITY
---------------------------------------------------------------------------------------------------------------
CREDIT QUALITY            100% Tier 1                   100% Tier 1     100% Tier 1   100% Tier 1    100% Tier 1
OF HOLDINGS %
of portfolio
---------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED           68%                           72%             78%           80%            51%
SECURITIES %
of portfolio
---------------------------------------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please refer to the Statement of Operations for additional information on expense waivers.

4 Taxable-equivalent effective yields assume the following 2003 maximum tax rates: New York 42.90% (federal regular income, New York state and New York city taxes); New Jersey 39.14%, Pennsylvania 36.82%, and Massachusetts 38.45% (federal regular and state personal income taxes); Florida 35.00% (federal regular income tax). Investment income may be subject to the Alternative Minimum Tax.


                                                  Schwab Municipal Money Funds 5

SCHWAB NEW YORK MUNICIPAL MONEY FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  1/1/03-      1/1/02-      1/1/01-      1/1/00-      1/1/99-
SWEEP SHARES                                     12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00        1.00          1.00        1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.00 1        0.01        0.02          0.03        0.03
                                                 -----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.00) 1      (0.01)      (0.02)        (0.03)      (0.03)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00        1.00          1.00        1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                   0.41          0.80        2.06          3.39        2.59

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          0.69          0.69        0.69          0.70 2      0.69
   Gross operating expenses                        0.84          0.85        0.86          0.88        0.91
   Net investment income                           0.41          0.80        2.04          3.35        2.57
Net assets, end of period ($ x 1,000,000)         1,038           944         889           798         604

                                                  1/1/03-      1/1/02-      1/1/01-      1/1/00-      1/1/99-
VALUE ADVANTAGE SHARES                           12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00        1.00          1.00        1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.01          0.01        0.02          0.04        0.03
                                                 -----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.01)        (0.01)      (0.02)        (0.04)      (0.03)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00        1.00          1.00        1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                   0.66          1.04        2.30          3.64        2.83

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          0.45          0.45        0.45          0.46 3      0.45
   Gross operating expenses                        0.61          0.62        0.64          0.68        0.71
   Net investment income                           0.65          1.04        2.23          3.59        2.81
Net assets, end of period ($ x 1,000,000)           690           676         604           419         296

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.69% if certain non-routine expenses (proxy fees) had not been included.

3 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


6 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
100.7%    MUNICIPAL
          SECURITIES                                   1,739,303     1,739,303
--------------------------------------------------------------------------------
100.7%    TOTAL INVESTMENTS                            1,739,303     1,739,303

 (0.7)%   OTHER ASSETS AND
          LIABILITIES                                                  (11,624)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                           1,727,679

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

      MUNICIPAL SECURITIES 100.7% of Net Assets

      NEW YORK 99.5%

      ALBANY IDA
   +@ IDRB (Newkirk Products Project)
         Series 1995A
         1.29%, 01/07/04                                     1,000         1,000
   +@ Refunding IDRB (United Cerebral
         Palsy Association of the Capital
         District) 1997B
         1.27%, 01/07/04                                    10,500        10,500

      BABYLON IDA
  +~@ Resource Recovery Refunding
         RB Series 1998 (Ogden Martin
         Systems of Babylon Project)
         1.11%, 01/07/04                                     5,000         5,000

      BROOME CNTY IDA
   +@ Civic Facility RB 2003 Series
         (Elizabeth Church Manor
         Nursing Home Project)
         1.07%, 01/07/04                                     6,475         6,475
   +@ Civic Facility RB 2003 Series
         (Methodist Homes For the
         Aging Project)
         1.07%, 01/07/04                                     6,070         6,070

      BUFFALO
    + RAN 2003-2004A
         1.08%, 07/29/04                                    10,000        10,095

      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown
         Center City Development Corp
         Project) Series 2000A
         1.32%, 01/07/04                                     4,950         4,950
   +@ IDRB (Grafco Industries Ltd
         Partnership Project) Series
         2002
         1.25%, 01/07/04                                     6,865         6,865

      CHENANGO CNTY IDA
   +@ IDRB (Baillie Lumber Co. Project)
         Series 2000A
         1.55%, 01/07/04                                     4,551         4,551

      CONNETQUOT CENTRAL SD
      TAN 2003-2004
         0.94%, 06/30/04                                     2,000         2,010

      CORNWALL CENTRAL SD
      BAN 2003
         1.04%, 10/15/04                                    29,286        29,504

      DUTCHESS CNTY IDA
   +@ Civic Facility RB (Trinity-Pawling
         School Corp Civic Facility)
         Series 1998
         1.20%, 01/07/04                                     3,075         3,075
   +@ IDRB (Mechtronics Corp Project)
         Series 1998
         1.41%, 01/07/04                                     2,925         2,925


                                                          See financial notes. 7

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      EAST MEADOW UNION FREE SD
      TAN 2003-2004
         0.82%, 06/29/04                                     4,000         4,018
         1.14%, 06/29/04                                     5,000         5,009

      GARDEN CITY UNION FREE SD
      TAN 2003-2004
         0.94%, 06/29/04                                     5,000         5,015

      GREECE CENTRAL SD
      BAN 2003
         1.05%, 06/18/04                                    18,000        18,078

      HEMPSTEAD UNION FREE SD
      TAN 2003-2004
         0.92%, 06/29/04                                     4,400         4,423

      HERKIMER CNTY
   +@ Civic Facility RB Series 2000
         (Templeton Foundation
         Project)
         1.35%, 01/07/04                                     1,900         1,900

      JAY STREET DEV CORP
   +@ Courts Facility Lease RB (Jay
         Street Project) Fiscal 2004
         Bonds A-1
         1.20%, 01/07/04                                     5,000         5,000
   +@ Courts Facility Lease RB (Jay
         Street Project) Fiscal 2004
         Bonds A-2
         1.18%, 01/07/04                                     5,000         5,000
   +@ Courts Facility Lease RB (Jay
         Street Project) Fiscal 2004
         Bonds A-3
         1.12%, 01/07/04                                     5,000         5,000

      LONG ISLAND POWER AUTH
  +~@ Electric System General RB
         Series 1998A TOB Series
         PA-522
         1.26%, 01/07/04                                    21,000        21,000
  +~@ Electric System General RB
         Series 2001A TOB Series
         PA-841
         1.26%, 01/07/04                                     4,365         4,365
  +~@ Electric System RB Series
         1998A TOB Series 983205
         1.26%, 01/07/04                                     1,900         1,900
   +@ Electric System Subordinated
         RB 2001 Series 1-B
         1.27%, 01/02/04                                     1,500         1,500
   +@ Electric System Subordinated
         RB 2001 Series 2-B
         1.27%, 01/02/04                                     1,400         1,400
   +@ Electric System Subordinated
         RB 2001 Series 3-A
         1.10%, 01/07/04                                     8,500         8,500

      METROPOLITAN TRANSP AUTH
   ~@ Dedicated Tax Fund Bonds
         Series 1998A TOB Series
         PT-395
         1.10%, 01/07/04                                     9,440         9,440
  +~@ Dedicated Tax Fund Bonds Series
         2002A TOB Series 2002H
         1.28%, 01/07/04                                     5,490         5,490
  +~@ Dedicated Tax Fund Bonds
         Series 2002B
         1.18%, 01/07/04                                    23,000        23,000
  +~@ Transportation Refunding RB
         Series 2002A TOB Series
         2001-724x
         1.26%, 01/07/04                                    22,000        22,000
  +~@ Transportation Refunding RB
         Series 2002D-1
         1.20%, 01/07/04                                     7,600         7,600
  +~@ Transportation Refunding RB
         Series 2002G-1
         1.18%, 01/07/04                                     4,725         4,725
  +~@ Transportation Refunding RB
         Series 2002G-2
         1.18%, 01/07/04                                     5,000         5,000
    + Transportation Revenue BAN
         Sub-series B
         1.00%, 02/13/04                                    20,000        20,000

      NASSAU CNTY
      GO TAN 2003 Series B
         1.13%, 10/15/04                                    28,700        28,894
      GO TAN, 2003 Series A
         1.05%, 04/15/04                                     5,000         5,014

      NASSAU COUNTY INTERIM FINANCE
      AUTH
  +~@ Sales Tax Secured Bonds Series
         2002B
         1.05%, 01/07/04                                     4,965         4,965

      NEW YORK CITY
   +@ GO Bonds Fiscal 1994 Series
         A-7
         1.27%, 01/02/04                                     2,400         2,400


8 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   +@ GO Bonds Fiscal 1994 Series
         A-8
         1.27%, 01/02/04                                     1,285         1,285
         1.27%, 01/07/04                                       700           700
  +~@ GO Bonds Fiscal 1994 Series
         H-3
         1.27%, 01/02/04                                     1,700         1,700
  +~@ GO Bonds Fiscal 1998D TOB
         Series 1997C
         1.17%, 01/07/04                                    26,000        26,000
  +~@ GO Bonds Fiscal 2000 Series
         A TOB Series 17
         1.11%, 01/07/04                                     3,395         3,395
  +~@ GO Bonds Fiscal 2001 Series
         B TOB Series 2000-394
         1.26%, 01/07/04                                     6,920         6,920
  +~@ GO Bonds Fiscal 2002 Series
         A TOB Series 20013204
         1.26%, 01/07/04                                    24,750        24,750
   +@ GO Bonds Fiscal 2003 C-2
         1.10%, 01/07/04                                     5,000         5,000
   +@ GO Bonds Fiscal 2003 Series
         C-3
         1.12%, 01/07/04                                     3,300         3,300
   +@ GO Bonds Fiscal 2004 Series
         A-3
         1.10%, 01/07/04                                     7,000         7,000
   +@ GO Bonds Fiscal 2004 Series
         A-6
         1.05%, 01/07/04                                     9,000         9,000
      GO Bonds Fiscal 2004 Series E
         1.12%, 08/01/04                                    35,775        35,956
  +~@ GO Bonds Series 2004F TOB
         Series 251
         1.33%, 01/07/04                                    50,000        50,000
  +~@ GO Bonds, Fiscal 2002 Series
         A-6
         1.30%, 01/02/04                                     2,000         2,000
   +@ GO RAN Fiscal 2004 Series A,
         TOB Series 2003-L40J
         1.30%, 01/07/04                                    25,000        25,000
   +@ Special RB (NYSE Project)
         Fiscal 2004 Series B Bonds
         1.20%, 01/07/04                                     7,000         7,000

      NEW YORK CITY HEALTH &
      HOSPITALS CORP
  +~@ Health System Bonds 1999
         Series A TOB Series PA-555
         1.25%, 01/07/04                                    17,620        17,620

      NEW YORK CITY HOUSING DEVEL
      CORP
   +@ M/F Mortgage RB (2 Gold
         Street) 2003 Series A
         1.12%, 01/07/04                                    15,000        15,000
   +@ M/F Mortgage RB (92nd &
         First Residential Tower), 2003
         Series A
         1.04%, 01/07/04                                    20,000        20,000
   +@ M/F Mortgage RB (Atlantic
         Court Apartments), 2003
         Series A
         1.10%, 01/07/04                                    17,000        17,000
   +@ M/F Mortgage RB (Upper East),
         2003 Series A
         1.12%, 01/07/04                                    18,000        18,000
   +@ M/F Rental Housing RB
         (1 Columbus Place Dev),
         1998 Series A
         1.10%, 01/07/04                                    20,700        20,700
   +@ M/F Rental Housing RB (100
         Jane Street Dev), 1998
         Series A
         1.10%, 01/07/04                                     6,525         6,525
   +@ M/F Rental Housing RB (Sierra
         Dev) 2003 Series A
         1.10%, 01/07/04                                    18,000        18,000
   +@ M/F Rental Housing RB
         (Tribeca Tower) Series 1997A
         1.15%, 01/07/04                                     2,300        2,300

      NEW YORK CITY IDA
   +@ Civic Facility RB (2000 Jewish
         Board of Family & Childrens
         Services Project)
         1.13%, 01/07/04                                    15,820        15,820
   +@ Refunding IDRB (Allway Tools)
         Series 1997
         1.35%, 01/07/04                                     1,560         1,560
   +@ Special Facility RB (1997
         Korean Air Lines Project)
         Series 1997A
         1.09%, 01/07/04                                     7,400         7,400


                                                          See financial notes. 9

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
   +@ Crossover Refunding Bonds
         2002 F TOB Series PA-1109
         1.26%, 01/07/04                                     7,495         7,495
  +~@ Water & Sewer System RB
         Series 1993C
         1.27%, 01/02/04                                     1,600         1,600
  +~@ Water & Sewer System RB
         Series 1995A
         1.30%, 01/02/04                                     3,500         3,500
  +~@ Water & Sewer System RB
         Series 1998 B TOB Series
         PA-523
         1.25%, 01/07/04                                     4,735         4,735
   +@ Water & Sewer System RB
         Series 2000C
         1.17%, 01/02/04                                     2,800         2,800
   +@ Water & Sewer System RB
         Series 2001D TOB Series
         PA-838
         1.28%, 01/07/04                                     4,995         4,995
 +~@ Water & Sewer System RB
         Series 2002 G TOB Series
         PA-1054
         1.26%, 01/07/04                                    10,000        10,000
   +@ Water & Sewer System RB
         Series 2003 C-2
         1.22%, 01/07/04                                     5,200         5,200
   +@ Water & Sewer System RB
         Series 2003 C-3
         1.27%, 01/02/04                                     2,500         2,500
   +@ Water & Sewer System RB
         Series 2003 F-1
         1.19%, 01/07/04                                     6,000         6,000
   +@ Water & Sewer System RB
         Series 2003 F-2
         1.17%, 01/02/04                                     1,000         1,000

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTH
      BAN Fiscal 2003 Series 2
         0.95%, 02/19/04                                     8,525         8,537
         1.07%, 02/19/04                                    25,000        25,031
         1.10%, 02/19/04                                    40,000        40,048
      Future Tax Secured Bonds
         Fiscal 2002C
         1.00%, 02/15/04                                     1,000         1,005
  +~@ Future Tax Secured Bonds
         Series 2000A TOB Series
         20003202
         1.26%, 01/07/04                                    15,720        15,720
   +@ Future Tax Secured Bonds
         Series 2000C PA-917R
         1.27%, 01/07/04                                    14,545        14,545
   +@ Future Tax Secured Bonds
         Series 2001B
         1.30%, 01/02/04                                     2,400         2,400
   +@ Future Tax Secured Bonds
         Series 2001C
         1.12%, 01/07/04                                     2,000         2,000
   +@ Future Tax Secured Refunding
         Bonds Series 2003A TOB
         Series PT-1724
         1.27%, 01/07/04                                     6,000         6,000
   +@ New York City Recovery Bonds
         Fiscal 2003 Series 2-A
         1.30%, 01/02/04                                     1,400         1,400
   +@ New York City Recovery Bonds
         Fiscal 2003 Series 2-D
         1.12%, 01/07/04                                     2,500         2,500
   +@ New York City Recovery Bonds
         Fiscal 2003 Series 2-F
         1.27%, 01/02/04                                    14,000        14,000
   +@ New York City Recovery Bonds
         Fiscal 2003 Series 3-B
         1.34%, 01/02/04                                       800           800

      NEW YORK STATE
   +@ Environmental Quality GO Series
         1998G
         1.03%, 10/02/04                                    38,300        38,300
   +@ GO Bonds Series 2000A
         1.05%, 10/07/04                                    15,000        15,000

      NEW YORK STATE DORMITORY AUTH
  +~@ (Mt Sinai School of Medicine)
         Insured RB Series 1994A
         TOB Series 2001D
         1.24%, 01/07/04                                     2,900         2,900
  +~@ City University System
         Consolidated Fifth General
         Resolution RB Series 2003A
         TOB Series PT-797
         1.00%, 02/05/04                                     7,295         7,295


10 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   +@ New York State Dormitory
         Authority New York Foundling
         Charitable Corp RB Series
         1997
         1.11%, 01/07/04                                     7,950         7,950
  +~@ State University Educational
         Facilities RB Series 1993A
         TOB Series 107
         1.26%, 01/07/04                                    18,495        18,495
  +~@ State University Educational
         Facilities RB Series 2000
         TOB Series 20003201
         1.26%, 01/07/04                                    12,375        12,375
  +~@ State University Educational
         Facilities RB Series 2000B
         TOB Series 2000-15
         1.12%, 06/23/04                                    27,030        27,030

      NEW YORK STATE ENERGY
      RESEARCH DEV AUTH
  +~@ Gas Facilities RB Series 1996
         (Brooklyn Union Gas Co.
         Project) TOB Series
         2000-379
         1.26%, 01/07/04                                    14,125        14,125
  +~@ Pollution Control Refunding RB
         (Niagara Mohawk Power Corp
         Project) Series 1994A TOB
         Series 943207
         1.26%, 01/07/04                                    14,850        14,850

      NEW YORK STATE ENVIRONMENTAL
      FACILITIES CORP
   +@ State Clean Water & Drinking
         Water Revolving Funds RB
         Series 2002B TOB Series
         20023202
         1.26%, 01/07/04                                    24,225        24,225
   +@ State Water Pollution Control
         Revolving Fund RB Series
         1994D TOB Series
         96-C3202
         1.26%, 01/07/04                                    17,050        17,050

      NEW YORK STATE HFA
   +@ 101 West End Ave Housing RB
         Series 1998A
         1.09%, 01/07/04                                    10,600        10,600
   +@ 101 West End Ave Housing RB
         Series 1999A
         1.09%, 01/07/04                                     1,600         1,600
   +@ 150 East 44th St Housing RB
         2000A
         1.09%, 01/07/04                                    22,500        22,500
   +@ 250 West 50th St Housing RB
         Series 1997A
         1.15%, 01/07/04                                    24,000        24,000
   +@ 345 East 94th St Housing RB
         Series 1998A
         1.09%, 01/07/04                                     5,665         5,665
   +@ 345 East 94th St Housing RB
         Series 1999A
         1.09%, 01/07/04                                     3,800         3,800
   +@ 350 West 43rd St Housing RB
         Series 2002A
         1.12%, 01/07/04                                     1,500         1,500
   +@ 66 West 38th St Housing RB
         Series 2001A
         1.18%, 01/07/04                                     5,200         5,200
   +@ 66 West 38th St Housing RB
         Series 2002A
         1.30%, 01/01/04                                    11,400        11,400
   +@ 70 Battery Place Housing RB
         Series 1997A
         1.10%, 01/07/04                                    10,100        10,100
   +@ Chelsea Arms Housing RB
         Series 1998A
         1.13%, 01/07/04                                    18,000        18,000
   +@ East 84th St Housing RB Series
         1995A
         1.15%, 01/07/04                                     9,100         9,100
   +@ Helena Housing RB Series
         2003A
         1.10%, 01/07/04                                    20,000        20,000
   +@ Normandie Court II RB Housing
         RB Series 1999A
         1.10%, 01/07/04                                    19,600        19,600
   +@ Service Contract Refunding RB
         Series 2003B
         1.20%, 01/07/04                                    10,000        10,000
   +@ Service Contract Refunding RB
         Series 2003D
         1.20%, 01/07/04                                     6,800         6,800
   +@ Service Contract Refunding RB
         Series 2003E
         1.10%, 01/07/04                                     7,000         7,000
   +@ Service Contract Refunding RB
         Series 2003G
         1.12%, 01/07/04                                    10,000        10,000


                                                         See financial notes. 11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   +@ Service Contract Refunding RB
         Series 2003I
         1.12%, 01/07/04                                    12,500        12,500
   +@ Tribeca Green Housing RB
         2003 Series 2003A
         1.10%, 01/07/04                                    40,000        40,000
   +@ Tribeca Landing Housing RB
         Series 1997A
         1.13%, 01/07/04                                    13,000        13,000
   +@ Tribeca Park Housing RB Series
         1997A
         1.15%, 01/07/04                                     4,500         4,500
   +@ Union Square South Housing
         RB Series 1996A
         1.15%, 01/07/04                                    16,800        16,800
   +@ Worth St Housing RB 2001
         Series 2001A
         1.13%, 01/07/04                                    10,000        10,000

      NEW YORK STATE LOCAL
      ASSISTANCE CORP
   +@ RB Bonds Series 1995G
         1.07%, 01/07/04                                     8,800         8,800
   +@ RB Series 1993A
         1.08%, 01/07/04                                    11,090        11,090
   +@ RB Series 1994B
         1.08%, 01/07/04                                     3,000         3,000
   +@ RB Series 1995D
         1.05%, 01/07/04                                     7,500         7,500
  +~@ Series 1993-C Refunding
         Bonds TOB Series 20013201
         1.26%, 01/07/04                                     9,900         9,900
  +~@ Series 1997B Refunding Bonds
         TOB Series 2000-23
         1.15%, 01/07/04                                    20,965        20,965
  +~@ Subordinate Lien Refunding RB
         Series 2003-A-5V
         1.10%, 01/07/04                                    10,000        10,000
  +~@ Subordinate Lien Refunding RB
         Series 2003-A-7V
         1.08%, 01/07/04                                     5,000         5,000

      NEW YORK STATE MORTGAGE AGENCY
   +@ Homeowner Mortgage RB
         Series 65 TOB Series PA-153
         1.28%, 01/07/04                                     4,640         4,640
   +@ Homeowner Mortgage RB
         Series 77-A TOB Series
         1999F
         1.00%, 02/05/04                                    24,795        24,795
   +@ Homeowner Mortgage RB
         Series 87 TOB Series 1999z
         1.24%, 01/07/04                                     7,365         7,365
   +@ Homeowner Mortgage RB
         Series 87 TOB Series PT-289
         1.13%, 02/05/04                                     4,585         4,585
   +@ Mortgage RB 24th Series TOB
         Series 2000 B3
         1.31%, 01/07/04                                       710           710

   +@ NEW YORK STATE POWER AUTHORITY
         RB Sub-series 5
         1.10%, 01/07/04                                     8,400         8,400

      NEW YORK STATE THRUWAY AUTH
   +@ General Refunding RB Series E
         TOB Series 2000-456
         1.26%, 01/07/04                                     6,995         6,995
      General Revenue BAN Series
         2003A
         1.10%, 04/20/04                                    30,000        30,002

      NORTH SYRACUSE CENTRAL SD
      GO BAN 2003
         0.95%, 06/18/04                                    29,200        29,307

      PORT AUTH OF NEW YORK &
      NEW JERSEY
  +~@ Consolidated Bonds 127th
         SeriesTOB Series PT-870
         1.26%, 01/07/04                                     3,000         3,000
  +~@ Special Project Bonds Series 6
         (JFK Intl Air Terminal Project)
         TOB Series 2000B5
         1.20%, 01/07/04                                     1,480         1,480

      QUEENSBURY UNION FREE SD
      BAN 2004
         1.11%, 01/06/05                                    16,394        16,539

      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp.
         Project) Series 1995A
         1.34%, 01/07/04                                       900           900


12 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      SUFFOLK CNTY WATER AUTH
   +@ BAN, 2003
         1.08%, 01/07/04                                    10,000        10,000
         TAN 2003 Series II
         1.07%, 09/08/04                                    25,000        25,158

      TOMPKINS CNTY IDA
   +@ Civic Facility RB Series 2002A
         Cornell Univ Project
         1.18%, 01/07/04                                     6,525         6,525
   +@ Civic Facility RB Series 2002B
         Cornell Univ Project
         1.18%, 01/07/04                                     7,000         7,000

      TRIBOROUGH BRIDGE & TUNNEL AUTH
  +~@ General Purpose RB Series
         2001A TOB Series 2002-14
         1.08%, 01/07/04                                    20,000        20,000
   +@ General Purpose RB Series
         2002a TOB Series 293
         1.26%, 01/07/04                                     9,995         9,995
   +@ General Refunding RB Series
         2002B TOB Series PA-1070
         1.11%, 01/07/04                                    14,000        14,000
  +~@ Special Obligation 1991
         Resolution Refunding Bonds,
         Series 2000A
         1.10%, 01/07/04                                     8,550         8,550

      ULSTER CNTY
      GO BAN 2003
         1.00%, 06/11/04                                     6,500         6,521
      GO BAN, 2003
         1.15%, 11/19/04                                    16,034        16,153

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
         Co Project) Series 2001B
         1.22%, 01/07/04                                     6,000         6,000

      YONKERS IDA
   +@ Civic Facility RB (Consumers
         Union Facility) Series 1989
         1.12%, 01/07/04                                     1,200         1,200
   +@ Civic Facility RB (Consumers
         Union Facility) Series 1991
         1.12%, 01/07/04                                       700           700
  +~@ Civic Facility RB (Consumers
         Union Facility) Series 1994
         1.12%, 01/07/04                                     1,740         1,740
                                                                     -----------
                                                                       1,718,173

      PUERTO RICO 1.2%

      PUERTO RICO
  +~@ Public Improvement Bonds
         2000 TOB Series PA-652
         1.22%, 01/07/04                                     8,730         8,730
  +~@ Public Improvement Bonds
         Series 2001A TOB Series
         2001R
         1.24%, 01/07/04                                     2,500         2,500

  +~@ PUERTO RICO HFC
      Homeownership Mortgage
         GNMA-guaranteed RB Series
         1998A TOB Series 1999J
         1.20%, 04/01/04                                     9,900         9,900
                                                                     -----------
                                                                          21,130

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 13

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------
Investments, at value                                       $ 1,739,303 a
Cash                                                                167
Receivables:
  Fund shares sold                                                2,252
  Interest                                                        4,946
Prepaid expenses                                       +             22
                                                       -----------------
TOTAL ASSETS                                                  1,746,690

LIABILITIES
------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                            2,284
  Dividends to shareholders                                          45
  Investments bought                                             16,538
  Investment adviser and administrator fees                          16
  Transfer agent and shareholder service                             20
  fees
Accrued expenses                                       +            108
                                                       -----------------
TOTAL LIABILITIES                                                19,011

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                  1,746,690
TOTAL LIABILITIES                                      -         19,011
                                                       -----------------
NET ASSETS                                                  $ 1,727,679
NET ASSETS BY SOURCE
Capital received from investors                               1,727,691
Net realized capital losses                                        (12)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                   SHARES
SHARE CLASS                 NET ASSETS    /    OUTSTANDING    =      NAV

Sweep Shares                $1,037,935          1,038,021          $ 1.00
Value Advantage Shares        $689,744            689,733          $ 1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,739,303. During the reporting period, the fund had $581,905 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-------------------------------------------
COST BASIS OF PORTFOLIO          $1,739,303
CAPITAL LOSSES UTILIZED                $ 89

UNUSED CAPITAL LOSSES:
Expires 12/31 of:              Loss amount:
  2009                                 $ 12

14 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $ 19,094

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments sold                                     105

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                6,365 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          4,560 b
   Value Advantage Shares                                                1,583 b
Trustees' fees                                                              36 c
Custodian and portfolio accounting fees                                    166
Professional fees                                                           27
Registration fees                                                           39
Shareholder reports                                                         63
Other expenses                                                  +           21
                                                                ---------------
Total expenses                                                          12,860
Expense reduction                                               -        2,630 d
                                                                ---------------
NET EXPENSES                                                            10,230
INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 19,094
NET EXPENSES                                                    -       10,230
                                                                ---------------
NET INVESTMENT INCOME                                                    8,864
NET REALIZED GAINS                                              +          105
                                                                ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $ 8,969

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

TRANSFER AGENT SERVICES:

                                % OF AVERAGE
SHARE CLASS                 DAILY NET ASSETS
--------------------------------------------
Sweep Shares                            0.25
Value Advantage Shares                  0.05

SHAREHOLDER SERVICES:

                                % OF AVERAGE
SHARE CLASS                 DAILY NET ASSETS
--------------------------------------------
Sweep Shares                            0.20
Value Advantage Shares                  0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $2,561 from the investment adviser (CSIM) and $69 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                                % OF AVERAGE
SHARE CLASS                 DAILY NET ASSETS
--------------------------------------------
Sweep Shares                      0.69
Value Advantage Shares            0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.

                                                         See financial notes. 15

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                            1/1/03-12/31/03    1/1/02-12/31/02
Net investment income                             $ 8,864             $ 14,200
Net realized gains                          +         105                  198
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              8,969               14,398

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                        4,159                7,395
Value Advantage Shares                      +       4,705                6,805
                                            -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          8,864               14,200 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                    3,340,823            2,917,032
Value Advantage Shares                      +     728,144              691,543
                                            -----------------------------------
TOTAL SHARES SOLD                               4,068,967            3,608,575

SHARES REINVESTED
Sweep Shares                                        4,096                7,250
Value Advantage Shares                      +       4,416                6,470
                                            -----------------------------------
TOTAL SHARES REINVESTED                             8,512               13,720

SHARES REDEEMED
Sweep Shares                                  (3,250,610)          (2,869,694)
Value Advantage Shares                      +   (719,030)            (625,673)
                                            -----------------------------------
TOTAL SHARES REDEEMED                         (3,969,640)          (3,495,367)

NET TRANSACTIONS IN FUND SHARES                   107,839              126,928 c

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                             1,619,735            1,492,609
Total increase                              +     107,944              127,126 d
                                            -----------------------------------
END OF PERIOD                                 $ 1,727,679         $  1,619,735

Unless stated, all numbers x 1,000.

  UNAUDITED
a The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

16 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   1/1/03-      1/1/02-     1/1/01-    1/1/00-    1/1/99-
                                                  12/31/03     12/31/02    12/31/01   12/31/00   12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              1.00         1.00        1.00        1.00      1.00
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.00  1      0.0  1      0.02        0.03      0.03
                                                  ----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income             (0.00) 1     (0.01)      (0.02)      (0.03)    (0.03)
                                                  ----------------------------------------------------------------------------------
Net asset value at end of period                    1.00         1.00        1.00        1.00      1.00
                                                  ----------------------------------------------------------------------------------
Total return (%)                                    0.43         0.84        2.13        3.38      2.58

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                            0.65         0.66 2      0.65        0.66 3    0.65
  Gross operating expenses                          0.86         0.89        0.90        0.93      0.94
  Net investment income                             0.43         0.83        2.08        3.35      2.60
Net assets, end of period ($ x 1,000,000)            463          425         382         321       206

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

3 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

                                                         See financial notes. 17

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

 = Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
100.6%  MUNICIPAL
        SECURITIES                                   465,836            465,836
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                            465,836            465,836

 (0.6)% OTHER ASSETS AND
        LIABILITIES                                                      (2,716)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                463,120

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

    MUNICIPAL SECURITIES 100.6% of Net Assets

    NEW JERSEY 91.8%

    DELAWARE RIVER PORT AUTH
+~@ RB Series 1999 TOB Series
      PA-611
      1.26%, 01/07/04                                  4,495              4,495
+~@ RB Series 1999, PA-606
    1.26%, 01/07/04                                   17,300             17,300

    DELRAN TOWNSHIP
    BAN 2003, Series A
      1.10%, 01/14/04                                  2,842              2,843

    EAST BRUNSWICK TOWNSHIP
    BAN
      1.10%, 02/27/04                                  8,000              8,011

    GARDEN STATE PRESERVATION TRUST
+~@ Open Space and Farmland
      Preservation Bonds Series
      2003A TOB Series
      2001-860
      1.23%, 01/07/04                                  5,000              5,000

    GLOUCESTER CNTY
    BAN Series 2003A
      1.07%, 10/27/04                                  8,000              8,060

    NEW JERSEY
    TRAN Series Fiscal 2004A
      1.03%, 06/25/04                                 15,000             15,069
      1.04%, 06/25/04                                 10,000             10,046
  @ TRAN Series Fiscal 2004A
      TOB Series L36J
      1.30%, 01/07/04                                 14,000             14,000

    NEW JERSEY ECONOMIC
    DEVELOPMENT AUTH
 +@ Economic Development RB
      (Catholic Community Services
       Project) Series 993
       1.19%, 01/07/04                                 4,960              4,960
 +@ Economic Development RB
      (Encap Golf Holdings Project),
      Series 2001A
      1.25%, 01/07/04                                 22,000             22,000
  +@ Economic Development RB
       Stone Brothers Secaucus -
       2001 Project)
       1.26%, 01/07/04                                 1,760              1,760
+~@ Economic Development
       Refunding RB Airis Newark
       Project) Series 1998
       1.25%, 01/07/04                                 3,800              3,800
 +@ IDRB (Tru Urban Renewal
       Corp.) Series 1984
       1.30%, 01/30/04                                 3,000              3,000

18 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                  FACE AMOUNT           VALUE
    RATE, MATURITY DATE                              ($ x 1,000)        ($ x 1,000)
+~@ Natural Gas Facilities Refunding
      RB Series 1997A (Nui Corp.
      Projects) TOB Series
      1998-161
      1.26%, 01/07/04                                  1,525              1,525
 +@ RB (Baptist Home Society of
      New Jersey - 2003 Project)
      1.55%, 01/07/04                                  3,520              3,520
 +@ RB (G&W Laboratories, Inc. -
      2003 Project)
      1.34%, 01/07/04                                  5,960              5,960
 +@ RB (Geriatric Services Housing
      Corporation) Series 2001
      1.10%, 01/07/04                                 10,475             10,475
 +@ RB (Graphic Management
      Project) Series 1999
      1.19%, 01/07/04                                  5,245              5,245
 +@ RB (Hamilton Industrial
      Development Project) Series
      1998
      1.24%, 01/07/04                                  5,950              5,950
 +@ RB (Jewish Home at Rockleigh
      Project) Series 1998A
      1.05%, 01/07/04                                  4,800              4,800
 +@ RB (Job Haines Home) Series
      1998
      1.07%, 01/07/04                                  3,700              3,700
 +@ RB (Mt. Olive Realty) Amended
      1995 Series
      1.25%, 01/07/04                                  5,800              5,800
 +@ RB (St. James Preparatory
      School & St. James Social
      Service Corp.) Series 1998
      1.24%, 01/07/04                                  5,140              5,140
 +@ Refunding RB (Station Plaza
      Park & Ride Project) Series
      2003
      1.34%, 01/07/04                                  3,615              3,615
 +@ Special Facility RB (Port
      Newark Container Terminal
      Project) Series 2003
      1.15%, 01/07/04                                 14,300             14,300
 +@ Thermal Energy Facilities RB
      (Marina Energy Llc - 2001
      Project) Series A
      1.25%, 01/07/04                                  8,100              8,100
 +@ Thermal Energy Facilities RB
      (Thermal Energy Limited
      Partnership I Project) Series
      1997
      1.15%, 01/07/04                                  8,600              8,600

    NEW JERSEY EDUCATIONAL
    FACILITIES AUTH
+~@ Higher Education Capital
      Improvement Fund Issue RB
      Series 2002A TOB Series
      213
      1.26%, 01/07/04                                  8,610              8,610
 +@ RB Caldwell College Issue
      Series 2000B
      1.24%, 01/07/04                                  2,200              2,200
  @ RB Princeton University Issue
      Series 2001B
      1.25%, 01/02/04                                  6,500              6,500

    NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTH
 +@ RB (St Barnabas Health Care
      System Issue) Series 2001A
      1.20%, 01/07/04                                  4,500              4,500
 +@ RB Composite Program Series
      2001 A-1
      1.25%, 01/07/04                                  5,700              5,700
 +@ RB Composite Program Series
      2003 A-1
      1.19%, 01/07/04                                  4,950              4,950
 +@ RB Composite Program Series
      2003 A-2
      1.19%, 01/07/04                                  3,500              3,500
 +@ RB Composite Program Series
      2003 A-6
      1.24%, 01/07/04                                  3,250              3,250
+~@ RB Hunterdon Medical Center
      Issue Series A TOB Series
      2001-833
      1.26%, 01/07/04                                  3,560              3,560
 +@ RB Meridian Health System
      Obligated Group Issue Series
      2003A
      1.20%, 01/07/04                                  2,500              2,500
 +@ RB Meridian Health System
      Obligation Group Issue Series
      2003B
      1.20%, 01/07/04                                  3,000              3,000

See financial notes. 19

 SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
    NEW JERSEY HOUSING & MORTGAGE
    FINANCE AGENCY
  + Home Buyer RB Series 2003
      EE
      1.10%, 04/01/04                                  7,430              7,430
    NEW JERSEY SPORTS & EXPOSITION
    AUTH
+~@ Home Buyer RB Series AA
      TOB Series PT-287
      1.22%, 01/02/04                                  1,900              1,900
+~@ Home Buyer Series 2000 CC
      RB TOB Series PT-635
      1.26%, 01/07/04                                  3,915              3,915
+~@ State Contract Bonds Series
      1992C
      1.20%, 01/07/04                                 18,225             18,225
+~@ State Contract Bonds Series
      2002 B-1
      1.10%, 01/07/04                                  9,180              9,180

    NEW JERSEY TRANSPORTATION TRUST
    FUND AUTH
 ~@ Transportation System Bonds
      Series 1998A TOB Series
      2000C
      1.13%, 01/07/04                                 11,495             11,495
+~@ Transportation System Bonds
      Series 2003C TOB Series
      236
      1.26%, 01/07/04                                  5,495              5,495
+~@ Transportation System RB
      Series 2000B TOB Series
      2000-203
      1.23%, 01/07/04                                  4,895              4,895

    NEW JERSEY TURNPIKE AUTH
+~@ Turnpike RB Series 1991C
      TOB Series PT-747
      1.14%, 01/07/04                                  3,595              3,595
  + Turnpike RB Series 2000A
      1.15%, 01/01/05                                  2,750              2,862
+~@ Turnpike RB Series 2000A
      TOB Series 2000-3002
      1.26%, 01/07/04                                  1,000              1,000
+~@ Turnpike RB Series 2000A
      TOB Series 2000-6
      1.17%, 01/07/04                                 11,200             11,200
+~@ Turnpike RB Series 2000A TOB
      Series PA-719R
      1.26%, 01/07/04                                  3,665              3,665

    NORTH BURNSWICK TOWNSHIP
    BAN 2003
      1.13%, 12/10/04                                 12,860             12,964

    PORT AUTH OF NEW YORK &
    NEW JERSEY
+~@ Consolidated Bonds 119th
      Series Second Installment
      TOB Series 153
      1.31%, 01/07/04                                    370                370
  + Consolidated Bonds 122nd
      Series
      1.08%, 07/15/04                                  1,085              1,109
+~@ Consolidated Bonds 127th
      Series TOB Series PT-870
      1.26%, 01/07/04                                 10,280             10,280
  = Consolidated Bonds 131st
      Series
      1.17%, 12/15/04                                  5,015              5,056
 ~@ Consolidated Bonds 85th
      Series TOB Series PA-518
      1.10%, 04/08/04                                  6,795              6,795
+~@ Special Project Bonds Series 6
      (JFK Intl Air Terminal Project)
      TOB Series 2000B5
      1.20%, 01/07/04                                    800                800
+~@ Special Project Bonds Series 6
      (JFK Intl Air Terminal Project)
      TOB Series 2000-243
      1.26%, 01/07/04                                  1,650              1,650
  ~ TECP Series A
      1.05%, 01/09/04                                 11,450             11,450

    RAHWAY TOWNSHIP
    BAN 2003
      1.15%, 12/06/04                                  8,343              8,427

    SOMERSET CNTY
    GO Open Space/Farmland
      Preservation Bonds Series
      2003B
      1.02%, 10/01/04                                  1,000              1,022
    General Improvement Bonds
      Series 2003A
      1.02%, 10/01/04                                  1,200              1,218

20 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
    SPARTA TOWNSHIP
    BAN
      1.02%, 06/04/04                                  6,595              6,615

    TRENTON PARKING AUTH
+~@ Parking RB Series 2000 TOB
      Series 221
      1.25%, 01/07/04                                  4,320              4,320

    UNION CNTY POLLUTION CONTROL
    FINANCING AUTH
  = Refunding RB (Exxon) Series
      1994
      1.22%, 01/02/04                                  6,000              6,000

    UNIVERSITY OF MEDICINE &
    DENTISTRY
+~@ RB Series 2002B
      1.21%, 01/07/04                                  7,000              7,000
                                                                        -------
                                                                        425,277

    PUERTO RICO 8.8%

    GOVERNMENT DEVELOPMENT
    BANK OF PUERTO RICO
    TECP Series 1997
      1.15%, 01/09/04                                    450                450
      0.97%, 01/12/04                                  8,225              8,225
      1.10%, 03/10/04                                  4,232              4,232
      1.08%, 04/16/04                                  9,107              9,107

    PUERTO RICO
+~@ Public Improvement &
      Refunding Bonds Series
      2000 TOB Series 3
      1.11%, 01/07/04                                  2,820              2,820
+~@ Public Improvement Bonds
      Series 2001A TOB Series
      2001R
      1.13%, 01/07/04                                  5,900              5,900

    PUERTO RICO HFC
+~@ Homeownership Mortgage RB
      Series 2000A TOB Series
      2000R
      1.25%, 01/07/04                                  5,430              5,430

    PUERTO RICO HWY & TRANSP AUTH
+~@ Transportation RB Series 1998A
      1.10%, 01/07/04                                  4,395              4,395
                                                                        -------
                                                                         40,559

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

                                                         See financial notes. 21

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------

Investments, at value                                                 $465,836  a
Cash                                                                       118
Interest receivable                                                      1,260
Prepaid expenses                                           +                18
                                                           -------------------
TOTAL ASSETS                                                           467,232

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                 6
   Investments bought                                                    4,052
   Investment adviser and administrator fees                                 4
   Transfer agent and shareholder service fees                               6
Accrued expenses                                           +                44
                                                           -------------------
TOTAL LIABILITIES                                                        4,112

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                           467,232
TOTAL LIABILITIES                                          -             4,112
                                                           -------------------
NET ASSETS                                                           $ 463,120
NET ASSETS BY SOURCE
Capital received from investors                                        463,118
Net investment income not yet distributed                                    2

NET ASSET VALUE (NAV)

                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
$ 463,120                                 462,845                         $1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $465,836. During the reporting period, the fund had $580,570 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-----------------------------------------
COST BASIS OF PORTFOLIO          $465,836
UNDISTRIBUTED EARNINGS:

Tax-exempt income                      $2
Long-term capital gains               $--
RECLASSIFICATIONS:

Net realized capital gains            ($15)
Reclassified as:
  Capital received
  from investors                       $13
Net investment income
  not yet distributed                  $2

TAX DESIGNATION (UNAUDITED):
The fund hereby designates $15 as a capital gain dividend for the fiscal year ended December 31, 2003.

22 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                                $5,081

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments sold                                      15

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,792 a
Transfer agent and shareholder service fees                              2,122 b
Trustees' fees                                                              30 c
Custodian and portfolio accounting fees                                     39
Professional fees                                                           24
Registration fees                                                           17
Shareholder reports                                                         18
Other expenses                                                    +         10
                                                                  ------------
Total expenses                                                           4,052
Expense reduction                                                 -        987 d
                                                                  ------------
NET EXPENSES                                                             3,065

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  5,081
NET EXPENSES                                                      -      3,065
                                                                  ------------
NET INVESTMENT INCOME                                                    2,016
NET REALIZED GAINS                                                +         15
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $2,031

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

                                                         See financial notes. 23

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                             1/1/03-12/31/03    1/1/02-12/31/02

Net investment income                               $2,016              $3,334
Net realized gains                           +          15                 339
                                             ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               2,031               3,673

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 2,016               3,348 a

TRANSACTIONS IN FUND SHARES                                                    b
-------------------------------------------------------------------------------
Shares sold                                      1,245,576           1,159,279
Shares reinvested                                    1,988               3,302
Shares redeemed                              + (1,209,262)         (1,120,441)
                                             ----------------------------------
NET TRANSACTIONS IN FUND SHARES                     38,302              42,140

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                424,803             382,338
Total increase                               +      38,317              42,465 c
                                             ----------------------------------
END OF PERIOD                                     $463,120            $424,803

Unless stated, all numbers x 1,000.

a UNAUDITED
  The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

24 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                      1/1/03-      1/1/02-    1/1/01-    1/1/00-    1/1/99-
                                                     12/31/03     12/31/02   12/31/01   12/31/00   12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00          1.00       1.00       1.00        1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.00 1        0.01       0.02       0.04        0.03
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.00) 1      (0.01)     (0.02)     (0.04)      (0.03)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                      1.00          1.00       1.00       1.00        1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                      0.49          0.87       2.20       3.57        2.71

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.65          0.65       0.65       0.66 2      0.65
  Gross operating expenses                            0.87          0.89       0.92       0.93        0.94
  Net investment income                               0.48          0.87       2.14       3.52        2.68
Net assets, end of period ($ x 1,000,000)              328           301        292        225         164

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

                                                         See financial notes. 25

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                               ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.7% MUNICIPAL
       SECURITIES                                    326,822           326,822
--------------------------------------------------------------------------------
 99.7% TOTAL INVESTMENTS                             326,822           326,822

  0.3% OTHER ASSETS AND
       LIABILITIES                                                         890
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                327,712

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
    MUNICIPAL SECURITIES 99.7% of Net Assets

    PENNSYLVANIA 99.7%

    ALLEGHENY CNTY HOSPITAL
    DEVELOPMENT AUTH
 +@ RB Series 2003 (UPMC Senior
      Communities)
      1.25%, 01/07/03                                 10,000             10,000

    ALLEGHENY CNTY IDB
+~@ Pollution Control Refunding RB
      Series 1999B (Duquesne
      Light Co Project) TOB Series
      2002 A48
      1.21%, 01/07/04                                 14,495             14,495

    ALLEGHENY CNTY SANITARY AUTH
+~@ Sewer RB Series 1997 TOB Series 374Z
      1.27%, 01/07/04                                  4,995              4,995

    BERKS CNTY
 +@ RB (Beacon Container Project)
      Series 1998A
      1.35%, 01/07/04                                  1,090              1,090

    BLAIR CNTY IDA
 +@ First Mortgage RB (Village At
      Penn State Project) Series
      2002C
      1.07%, 01/07/04                                  5,000               5,000

    BUCKS CNTY IDA
 +@ RB (Klearfold) Series 1997
      1.65%, 01/07/04                                  4,000              4,000

    CAMBRIA CNTY IDA
 +@ Resource Recovery RB
      (Cambria Cogen Co Project)
      Series 1998 A-1
      1.20%, 01/07/04                                 15,750             15,750

    CHESTER CNTY HEALTH & EDUCATION
    FACILITIES AUTH
 +@ RB (Simpson Meadows Project)
      Series 2000
      1.27%, 01/07/04                                  2,880              2,880

    CLARION CNTY IDA
 +@ Energy Development RB (Piney
      Creek Project) 1990 Series
      1.11%, 01/07/04                                 16,000             16,000

    DELAWARE CNTY IDA
 +@ Hospital RB Series 2002
      (Crozer-Chester Medical
      Center Obligated Group)
      1.25%, 01/07/04                                  4,900              4,900
 +@ RB (YMCA of Philadelphia
      Project) Series 1999
      1.25%, 01/07/04                                  2,565              2,565

26 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
    DELAWARE RIVER PORT AUTH
  + Port District Project Refunding
      Bonds Series 2001A
      1.20%, 01/01/04                                    750                750

    DELAWARE VALLEY REGIONAL
    FINANCE AUTH
+~@ Local Government RB Series
      1998A TOB Series 2002E
      1.17%, 01/07/04                                  4,555              4,555

    ERIE SD
+~@ GO Bonds Series 2001A TOB
      Series 2001-5
      1.05%, 05/07/04                                 16,800             16,800

    HARRISBURG AUTH
+~@ Water Refunding RB Series
      2002B
      1.06%, 01/07/04                                  2,500              2,500
+~@ Water Refunding RB Series
      2003A
      1.07%, 01/07/04                                  6,700              6,700

    LANCASTER CNTY HOSPITAL AUTH
 +@ Health Center RB (Brethren
      Village) Series 2000
      1.30%, 01/07/04                                  1,300              1,300

    LUZERNE CNTY IDA
 +@ RB 2003 Series (Methodist
      Homes Project)
      1.17%, 01/07/04                                  2,900              2,900

    MERCER CNTY
+~@ GO Bonds Series 2001 TOB
      Series 2001-18
      1.19%, 01/07/04                                  3,600              3,600

    MONTGOMERY CNTY HIGHER
    EDUCATION & HEALTH AUTH
 +@ RB Series 2001 (Madlyn &
      Leonard Abramson Center
      For Jewish Life)
      1.27%, 01/07/04                                  3,200              3,200

    MONTGOMERY CNTY IDA
 +@ Environmental Facilities RB
      (Ionza Inc. Project) Series 2000
       1.32%, 01/07/04                                 7,000              7,000

    MONTGOMERY CNTY
    REDEVELOPMENT AUTH
 +@ M/F Housing RB (Brookside
      Manor Apartments Project)
      Series 2001A
      1.20%, 01/07/04                                  6,310              6,310

    NORTHHAMPTON CNTY
+~@ County Agreement RB Series
      2001 TOB Series 2002-2
      1.12%, 06/02/04                                  3,000              3,000

    NORWIN SD
+~@ GO Bonds Series 2001A TOB
      Series 2001-12
      1.12%, 06/16/04                                  8,710              8,710

    PENNSYLVANIA
+~@ GO Bonds First Series 1995
      TOB Series 97C3801
      1.18%, 01/07/04                                 11,870             11,870
+~@ GO Bonds First Series 2003
      PA-1112
      1.25%, 01/07/04                                  5,000              5,000
  + GO Bonds Refunding Series
      1996
      0.98%, 11/15/04                                  1,000              1,037
+~@ GO Bonds Second Series 2002
      TOB Series PA-1035R
      1.13%, 01/07/04                                  4,995              4,995

    PENNSYLVANIA CONVENTION
    CENTER AUTH
+~@ RB Series 1989A TOB Series
      PT-1224
      1.25%, 01/07/04                                  3,345              3,345

    PENNSYLVANIA ECONOMIC
    DEVELOPMENT FINANCING AUTH
 +@ Exempt Facilities RB (Amtrak
      Project) Series 2001B
      1.25%, 01/07/04                                 11,200             11,200
  @ Exempt Facilities RB (Merck &
    Co. Project) Series 2000
    1.30%, 01/07/04                                    5,000              5,000
  @ Exempt Facilities RB (Merck &
    Co. West Point Project) Series
    2001
    1.30%, 01/07/04                                   10,750             10,750

                                                         See financial notes. 27

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
 +@ Exempt Facilities RB (Reliant
      Energy Seward Project)
      Series 2001A
      1.15%, 01/07/04                                  9,900              9,900
 +@ Exempt Facilities RB (Reliant
      Energy Seward Project) Series 2002B
      1.17%, 01/07/04                                  6,000              6,000

    PENNSYLVANIA ENERGY
    DEVELOPMENT AUTH
 +@ Energy Development RB (B&W
      Ebensburg Project) Series
      1986
      1.11%, 01/07/04                                 15,295             15,295

    PENNSYLVANIA HFA
 +@ Residental Development
      Refunding RB Series 2002A
      TOB Series 2002-L10
      1.35%, 01/07/04                                  6,000              6,000
 +@ S/F Mortgage RB Series
      1997-56C TOB Series
      PT-119A
      1.25%, 01/07/04                                  2,340              2,340
 +@ S/F Mortgage RB Series
      1999-66A TOB Series
      PT-278
      1.30%, 12/16/04                                  8,210              8,210
 +@ S/F Mortgage RB Series
      1999A TOB Series 1999-u
      1.00%, 02/26/04                                  4,895              4,895
    S/F Mortgage RB Series
      2001-72A
      1.14%, 10/01/04                                  1,685              1,716
 +@ S/F Mortgage RB Series
      2002-74B TOB Series
      PA-1055
      1.28%, 01/07/04                                  3,600              3,600
 +@ S/F RB Series 1998-64
      TOB Series 1998Y
      1.12%, 03/25/04                                 15,000             15,000

    PENNSYLVANIA HIGHER EDUCATION
    ASSISTANCE AGENCY
+~@ Student Loan RB 2003 A-2
      1.34%, 01/07/04                                    500                500
+~@ Student Loan RB Series 2000A
      1.34%, 01/07/04                                  5,800              5,800
+~@ Student Loan RB Series 2001A
      1.34%, 01/07/04                                  7,800              7,800

    PENNSYLVANIA STATE UNIVERSITY
  @ RB Series 2001A
      1.24%, 01/07/04                                  5,000              5,000
  @ RB Series 2002
      1.24%, 01/07/04                                  5,000              5,000

    PENNSYLVANIA TURNPIKE COMM
 +@ Turnpike RB Series 2001U
      1.18%, 01/07/04                                  9,600              9,600

    PHILADELPHIA HOSPITAL &
    HIGHER EDUCATION FACILITIES
    AUTH
 +@ RB (Wills Eye Hospital Project)
      Series 2000
      1.25%, 01/07/04                                  1,800              1,800

    PHILADELPHIA IDA
+~@ Airport RB Series 1998A TOB
      Series 1998P2
      1.05%, 08/05/04                                  5,000              5,000

    PHILADELPHIA SD
  + GO Refunding Bonds Series
      1993A
      1.09%, 07/01/04                                  3,000              3,062
  + GO Refunding Bonds Series
      1999D
      0.87%, 03/01/04                                  1,000              1,007

    TEMPLE UNIVERSITY
    University Funding Obligations
      Series 2003
      1.20%, 05/04/04                                  7,100              7,100
                                                                        -------
                                                                        326,822

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

28 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at value                                               $326,822  a
Cash                                                                     144
Interest receivable                                                      783
Prepaid expenses                                                 +        19
                                                                 -----------
TOTAL ASSETS                                                         327,768

LIABILITIES
-----------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               4
   Investment adviser and administrator fees                               1
   Transfer agent and shareholder service fees                             4
   Federal and state taxes                                                 7
Accrued expenses                                                 +        40
                                                                 -----------

TOTAL LIABILITIES                                                         56

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                         327,768
TOTAL LIABILITIES                                                -        56
                                                                 -----------
NET ASSETS                                                         $ 327,712
NET ASSETS BY SOURCE
Capital received from investors                                      327,709
Net investment income not yet distributed                                  3

NET ASSET VALUE (NAV) SHARES

NET ASSETS              /            OUTSTANDING         =              NAV
$ 327,712                               327,696                       $ 1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $326,822. During the reporting the fund had $725,660 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-----------------------------------------------
COST BASIS OF PORTFOLIO               $ 326,822

UNDISTRIBUTED EARNINGS:
Tax-exempt income                           $ 3
Long-term capital gains                      --

RECLASSIFICATIONS:
Net realized capital gains                ($42)
Distributions in excess of
  net investment income                    $ 15
Reclassified as:
  Capital received
  from investors                           $ 27

TAX DESIGNATION (UNAUDITED):
The fund hereby designates $14 as a capital gain dividend for the fiscal year ended December 31, 2003.

                                                         See financial notes. 29

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Interest                                                             $ 3,664

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized gains on investments sold                                    42

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                              1,225  a
Transfer agent and shareholder service fees                            1,450  b
Trustees' fees                                                            32  c
Custodian and portfolio accounting fees                                   31
Professional fees                                                         24
Registration fees                                                         17
Shareholder reports                                                       15
Federal and state taxes                                                   12
Other expenses                                                 +          12
                                                               --------------
Total expenses                                                         2,818
Expense reduction                                              -         711  d
                                                               --------------
NET EXPENSES                                                           2,107

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                3,664
NET EXPENSES                                                   -       2,107
                                                               --------------
NET INVESTMENT INCOME                                                  1,557
NET REALIZED GAINS                                             +          42
                                                               --------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $ 1,599

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

30 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                               1/1/03-12/31/03   1/1/02-12/31/02
Net investment income                                  $ 1,557           $ 2,481
Net realized gains                              +           42                27
                                                --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   1,599             2,508

DISTRIBUTIONS PAID                                                               a
--------------------------------------------------------------------------------
Dividends from net investment income                     1,569             2,485 b

TRANSACTIONS IN FUND SHARES                                                      c
--------------------------------------------------------------------------------
Shares sold                                          1,014,686           836,701
Shares reinvested                                        1,546             2,427
Shares redeemed                                 +     (989,751)         (829,555)
                                                --------------------------------
NET TRANSACTIONS IN FUND SHARES                         26,481             9,573

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                    301,201           291,605
Total increase                                  +       26,511             9,596 d
                                                --------------------------------
END OF PERIOD                                     $    327,712        $  301,201

  Unless stated, all numbers x 1,000.

a For the current year, the fund elected not to distribute realized capital gains and accordingly paid federal and state taxes on such gains in the amount of $12.

b UNAUDITED
  The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

c Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

                                                         See financial notes. 31

SCHWAB FLORIDA MUNICIPAL MONEY FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/03-      1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                               12/31/03     12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00         1.00          1.00          1.00          1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.00 1       0.01          0.02          0.04          0.03
                                               -------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.00) 1     (0.01)        (0.02)        (0.04)        (0.03)
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                  1.00         1.00          1.00          1.00          1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                  0.46         0.96          2.32          3.62          2.78

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                          0.64         0.59          0.59          0.60 2        0.59
  Gross operating expenses                        0.85         0.87          0.87          0.89          0.92
  Net investment income                           0.47         0.95          2.30          3.56          2.75
Net assets, end of period ($ x 1,000,000)        1,804        1,785         1,518         1,435         1,215

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had not been included.


32 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.7%      MUNICIPAL
            SECURITIES                                 1,798,943       1,798,943
--------------------------------------------------------------------------------
 99.7%      TOTAL INVESTMENTS                          1,798,943       1,798,943

  0.3%      OTHER ASSETS AND
            LIABILITIES                                                    5,132
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                           1,804,075

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     MUNICIPAL SECURITIES 99.7% of Net Assets

     DISTRICT OF COLUMBIA 0.7%

     METROPOLITAN WASHINGTON
     AIRPORTS AUTH
   ~ TECP Series A
       1.15%, 01/07/04                                    12,000          12,000

     FLORIDA 91.5%

     ALACHUA CNTY HEALTH FACILITIES
     AUTH
  +@ Continuing Care Retirement
       Community Variable Rate RB
       (Oak Hammock Project)
       Series 2002A
       1.32%, 01/02/04                                     3,000           3,000
 +~@ Health Facilities RB, Series
       1992R (Shands Hospital At
       the University of Florida
       Project)
       1.28%, 01/07/04                                    27,050          27,050

     BREVARD CNTY EDUCATIONAL
     FACILITIES AUTH
  +@ RB (Florida Institute of
       Technology Project) Series B
       1.25%, 01/07/04                                    10,000          10,000

     BREVARD CNTY HFA
  +@ M/F Housing Refunding RB
       Series 1995 (Shore View
       Apartments Project)
       1.10%, 01/07/04                                     1,900           1,900

     BREVARD CNTY SD
     TANS, Series 2003
       1.01%, 06/30/04                                    10,000          10,049
       1.04%, 06/30/04                                    28,000          28,132

     BROWARD CNTY
   + Passenger Facility Charge/
       Airport System Convertible
       Lien RB 1998H-1
       1.20%, 10/01/04                                     3,280           3,360
 +~@ Subordinate Port Facilities
       Refunding RB (Port
       Everglades) Series 1998
       1.32%, 01/07/04                                     9,240           9,240

     BROWARD CNTY EDUCATIONAL
     FACILITIES AUTH
  +@ Educational Facilities RB Series
       2000A (Nova Southeastern
       University Project)
       1.20%, 01/07/04                                     5,400           5,400

     BROWARD CNTY HFA
  +@ M/F Housing RB (Southern
       Pointe Project) Series 1997
       1.20%, 01/07/04                                     7,750           7,750


                                                         See financial notes. 33

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
  +@ M/F Housing RB (Landings of
       Inverrary Apartments Project)
       1985 Series
       1.15%, 01/07/04                                     7,500           7,500
  +@ M/F Housing Refunding RB
       (Fisherman's Landing Project)
       1999 Series
       1.10%, 01/07/04                                     1,070           1,070
  +@ M/F Housing Refunding RB
       (Island Club Apartments
       Project) Series 2001A
       1.15%, 01/07/04                                     3,000           3,000
  +@ M/F Housing Refunding RB
       (Reflections Apartments
       Project) Series 1999
       1.10%, 01/07/04                                    13,000          13,000
  +@ M/F Housing Refunding RB
       (Water's Edge Project) Series
       1997
       1.20%, 01/07/04                                       400             400
  +@ M/F Housing Variable Rate
       Demand RB (Sanctuary
       Apartments Project), 1985
       Series
       1.15%, 01/07/04                                     9,000           9,000
 +~@ S/F Mortgage Revenue Bonds,
       Series 1999B
       1.33%, 01/07/04                                     2,425           2,425

     BROWARD CNTY SD
     GO Refunding Bonds, Series
       2002
       1.10%, 02/15/04                                     9,625           9,671

     CHARLOTTE CNTY
 +~@ Refunding RB, Series 2003A
       1.12%, 01/07/04                                    12,405          12,405
 +~@ Refunding RB, Series 2003B
       1.25%, 01/07/04                                     6,000           6,000

     CHARLOTTE CNTY HFA
  +@ M/F Housing RB Series 2000
       (Murdock Circle Apartments
       Project)
       1.20%, 01/07/04                                    10,370          10,370

     CHARLOTTE CNTY SD
     TANS Series 2003
       1.04%, 06/30/04                                    12,000          12,057

     CLAY CNTY UTILITY AUTH
  +@ Utilities System RB, Series
       2003A
       1.25%, 01/07/04                                     3,240           3,240

     COLLIER CNTY
   + Capital Improvement and
       Refunding RB, Series 2003
       1.05%, 10/01/04                                     1,325           1,334

     COLLIER CNTY HEALTH FACILITIES
     AUTH
  +@ RB, Series 2003c (Cleveland
       Clinic Health System
       Obligated Group) Subseries
       C-1
       1.30%, 01/02/04                                     2,000           2,000

     COLLIER CNTY HFA
  +@ M/F Housing RB, Series 2001A
       (Brittany Bay Apartments
       Project)
       1.13%, 01/07/04                                     3,350           3,350

     COLLIER CNTY IDA
  +@ Educational Facilities RB
       (Community School of Naples,
       Inc. Project) Series 2002
       1.25%, 01/07/04                                     7,950           7,950

     DADE CNTY
   + Aviation Refunding RB, Series
       1997
       1.11%, 10/01/04                                     5,000           5,172
 +~@ Water and Sewer System RB
     Series 1994
       1.07%, 01/07/04                                    88,700          88,700

     DADE CNTY IDA
  +@ IDRB (Michael-Ann Russell
       Jewish Community Center
       Project) Series 1997
       1.20%, 01/07/04                                     4,885           4,885
  +@ IDRB (South Florida Stadium
       Corp) Series 1985C
       1.12%, 01/07/04                                     1,050           1,050

     DAVIE
  +@ RB (United Jewish Community
       of Broward County Project)
       Series 2003
       1.25%, 01/07/04                                     6,000           6,000


34 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     ESCAMBIA HFA
  ~@ S/F RB Series 1995B TOB
       Series PT-121
       1.33%, 01/07/04                                     3,000           3,000
 +~@ S/F RB Series 1997A TOB
       Series 1997E
       1.26%, 01/07/04                                     3,585           3,585
 +~@ S/F RB Series 2001A TOB
       Series 2001c
       1.23%, 01/07/04                                     2,170           2,170
 +~@ S/F RB Series 2001A TOB
       Series PT-519
       1.33%, 01/07/04                                     2,970           2,970
 +~@ S/F RB Series 2002A-1 TOB
       Series 2002B
       1.15%, 04/08/04                                     2,675           2,675

     EUSTIS
  +@ RB, Installment 1997A
       1.20%, 01/07/04                                     3,560           3,560

     FLORIDA
     Department of Transportation
       Turnpike RB Series 2000B
       0.95%, 07/01/04                                     9,490           9,704
   + Department of Transportation
       Turnpike Refunding RB,
       Series 2003B
       0.92%, 07/01/04                                     2,255           2,281
   + Dept of Environmental
       Protection Florida Forever RB,
       Series 2003a
       0.92%, 07/01/04                                     3,885           3,925
 +~@ Dept of Environmental
       Protection Preservation 2000
       RB Series 1997B TOB Series
       2000-317
       1.29%, 01/07/04                                    23,065          23,065
   + Improvement Refunding RB
       Series 2003A
       0.84%, 07/01/04                                     5,230           5,312

     FLORIDA CAPITAL PROJECTS AUTH
   + RB (Capital Projects Loan
       Program - AAAE Airport
       Projects) 2001 Series I
       (Springfield, Missouri Loan)
       1.09%, 06/01/04                                     3,480           3,525

     FLORIDA DEV FINANCE CORP.
  +@ IDRB 1999 Series A1 (Vutec
       Corp Project)
       1.35%, 01/07/04                                     1,680           1,680
  +@ IDRB 1999 Series A2 (Schmitt
       Family Partnership Project)
       1.35%, 01/07/04                                     2,000           2,000
  +@ IDRB 1999 Series A3
       (Sunshine State Christian
       Homes, Inc. Project)
       1.25%, 01/07/04                                     1,260           1,260
  +@ IDRB 1999 Series A4 (Central
       Farms, Ltd. Project)
       1.35%, 01/07/04                                       950             950
  +@ IDRB Enterprise Bond Program
       (Pioneer-Ram, Inc.) Series
       1998 A3
       1.35%, 01/07/04                                     1,070           1,070

     FLORIDA HFA
 +~@ Homeowner Mortgage RB
       2000 Series 4 TOB Series
       2000 J
       1.23%, 01/07/04                                     4,095           4,095
  +@ Housing RB (Ashley Lake Park
       II Project) Series 1989J
       1.13%, 01/07/04                                    10,800          10,800
  +@ Housing RB 1996 Series F
       (Caribbean Key Apartments
       Project)
       1.17%, 01/07/04                                     3,400           3,400
  +@ Housing RB Series 1996P
       (Tiffany Club Apartments
       Project)
       1.17%, 01/07/04                                     7,250           7,250
  +@ Housing RB Series 1996U
       (Heron Park)
       1.13%, 01/07/04                                     3,735           3,735
  +@ Housing Refunding RB 1998
       Series M (Ashley Lake
       Apartments) TOB Series
       PT-471
       1.05%, 04/01/04                                    14,760          14,760
  +@ Housing Refunding RB 2001
       Series D (Vinings At Hampton
       Village)
       1.20%, 01/07/04                                    10,800          10,800


                                                         See financial notes. 35

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
  +@ M/F Guaranteed Mortgage RB
       (Forest Place Apartments
       Project) 1983 Series J
       1.06%, 01/07/04                                     3,270           3,270
  +@ M/F Guaranteed Mortgage RB
       1983 Series K (Oaks At
       Regency Project)
       1.15%, 01/07/04                                     6,925           6,925
  +@ M/F Housing RB 1985 Series
       MM (Buena Vista Place
       Project)
       1.06%, 01/07/04                                    10,000          10,000
  +@ M/F Housing RB 1985 Series
       XX (Cameron Cove
       Apartments)
       1.28%, 01/07/04                                     7,100           7,100
  +@ M/F Housing Refunding RB
       (Reflections Apartments)
       Series 2001 K-A
       1.17%, 01/07/04                                    12,500          12,500
  +@ M/F Housing Refunding RB
       1998 Series J (South Pointe
       Project)
       1.15%, 01/07/04                                     5,500           5,500
  +@ M/F Mortgage RB 2003 Series
       0 (Wellesley Apartments)
       1.13%, 01/07/04                                     7,940           7,940
  +@ M/F Mortgage RB 2003
       Series N (Pinnacle Pointe
       Apartments)
       1.13%, 01/07/04                                     7,915           7,915
  +@ M/F Mortgage RB 2003 Series
       P (Wexford Apartments)
       1.13%, 01/07/04                                     8,035           8,035
  +@ M/F Mortgage Refunding RB
       2002 Series J-1 (Victoria
       Park Apartments)
       1.25%, 01/07/04                                    10,370          10,370
  +@ RB 1999 Series I-1 Heritage
       Pointe Apartments
       1.13%, 01/07/04                                     9,500           9,500
  +@ RB 1999 Series P Timberline
       Apartments
       1.15%, 01/07/04                                     6,135           6,135

     FLORIDA HIGHER EDUCATIONAL
     FACILITIES FINANCING AUTH
  +@ RB Series 2003 (St. Thomas
       University Project)
       1.31%, 01/02/04                                     5,000           5,000

     FLORIDA LOCAL GOVERNMENT
     FINANCE COMM
   + Pooled TECP Series 1994A
       1.10%, 04/08/04                                     2,000           2,000
   + Pooled TECP, 1998 Series B
       0.95%, 01/16/04                                     2,989           2,989

     FLORIDA MUNICIPAL POWER AGENCY
 +~@ Stanton Project Refunding RB,
       Series 1997
       1.12%, 01/07/04                                     6,150           6,150

     FLORIDA PORTS FINANCING COMM
   + RB (State Transportation Trust
       Fund), Series 1996
       1.05%, 06/01/04                                     1,630           1,663

     FLORIDA STATE BOARD OF EDUCATION
 +~@ Public Education Capital Outlay
       Bonds 1998 Series A
       1.18%, 01/07/04                                    11,000          11,000
  ~@ Public Education Capital Outlay
       Bonds 1998 Series E TOB
       Series 20000901
       1.30%, 01/07/04                                    12,280          12,280
  ~@ Public Education Capital Outlay
       Bonds 2001 Series I, TOB
       Series 235
       1.30%, 01/07/04                                     4,715           4,715
 +~@ Public Education Capital Outlay
       Bonds, 1999 Series C TOB
       Series 137
       1.29%, 01/07/04                                    17,890          17,890
  ~@ Public Education Capital Outlay
       Refunding Bonds, 2001 Series
       TOB Series 20010903
       1.30%, 01/07/04                                    14,100          14,100

     FORT PIERCE UTILITIES AUTH
 +~@ Utilities Refunding RB Series
       2003 TOB Series 241
       1.18%, 01/07/04                                     6,325           6,325


36 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
    GAINESVILLE
  +@ IDRB (Exactech, Inc.) Series
       1997
       1.30%, 01/07/04                                     2,700           2,700
  +@ IDRB (Lifesouth Community
       Blood Centers, Inc. Project),
       Series 1999
       1.20%, 01/07/04                                     5,665           5,665

     GREATER ORLANDO AVIATION AUTH
   + Airport Facilites Subordinated
       TECP Series B
       0.90%, 01/15/04                                    16,337          16,337
       1.10%, 03/10/04                                    12,650          12,650
 +~@ Airport Facilities RB Series
       2002E
       1.10%, 01/07/04                                    46,130          46,130
  +@ Airport Facility RB (Flightsafety
       International Inc. Project)
       Series 2003A
       1.35%, 01/07/04                                     8,900           8,900

     GULF BREEZE
 +~@ Local Government Loan
       Program RB Series 1985B
       1.10%, 01/07/04                                    34,500          34,500
 +~@ Local Government Loan
       Program RB Series 1985C
       1.10%, 01/07/04                                     2,070           2,070

     HALIFAX HOSPITAL MEDICAL CENTER
  +@ RB (Florida Health Care Plan,
       Inc. Project) Series 1998
       1.10%, 01/07/04                                     5,200           5,200

     HILLSBOROUGH CNTY
   + Capital Improvement Program
       TECP, Series A
       1.15%, 09/09/04                                    41,120          41,120
   + Capital Improvement Program
       TECP, Series B
       1.00%, 01/15/04                                     4,200           4,200

     HILLSBOROUGH CNTY AVIATION AUTH
   + Airport Facilities Subordinated
       TECP, Series B
       1.13%, 01/27/04                                     2,700           2,700
   + Airport Facilities Subordinated
       TECP, Series D
       1.00%, 01/15/04                                     2,000           2,000
 +~@ Tampa International Airport RB
       2003 Series A TOB Series
       PT-745
       1.34%, 01/07/04                                     5,495           5,495

     HILLSBOROUGH CNTY EDUCATIONAL
     FACILITIES AUTH
  +@ RB (Univ of Tampa Project)
       Series 2000
       1.30%, 01/07/04                                     5,600           5,600

  +@ HILLSBOROUGH CNTY IDA
     Educational Facilities RB
       (Berkeley Preparatory School,
       Inc. Project), Series 1999
       1.20%, 01/07/04                                     4,670           4,670
  +@ RB (Independent Day School
       Project) Series 2000
       1.30%, 01/07/04                                     1,900           1,900
  +@ RB Tampa Metropolitan Area
       Ymca Project), Series 2000
       1.30%, 01/07/04                                     8,300           8,300

     HILLSBOROUGH CNTY PORT AUTH
   + Tampa Port Auth. Special
       Refunding RB, Series 1995
       0.99%, 06/01/04                                     2,000           2,045

     JACKSONVILLE
  +@ Refunding IDRB (Pavillion
       Associates, Ltd.) Series 1996
       1.10%, 01/07/04                                     4,540           4,540

     JACKSONVILLE ECONOMIC DEV
     COMM
  +@ Educational Facilities RB Series
       2002 (Episcopal High School
       Project)
       1.25%, 01/07/04                                     5,800           5,800
  +@ RB (Bolles School Project),
       Series 1999A
       1.15%, 01/07/04                                     3,230           3,230
  +@ Refunding RB (YMCA of
       Florida's First Coast Project)
       Series 2003
       1.25%, 01/07/04                                     5,000           5,000

     JACKSONVILLE ELECTRIC AUTH
  ~@ Electric System RB Series
       Three 2000A TOB Series
       2000FF
       1.21%, 01/07/04                                     9,945           9,945


                                                         See financial notes. 37

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
   + Water and Sewer System RB
       1997 Series B
       1.09%, 10/01/04                                     2,025           2,091
  ~@ Water and Sewer System RB,
       2000 Series B
       1.10%, 01/07/04                                     4,450           4,450
 +~@ Water and Sewer System
       Subordinated RB, 2003
       Series B
       1.17%, 01/07/04                                    18,600          18,600

     JACKSONVILLE HEALTH FACILITIES
     AUTH
  +@ Health Facilities RB (River
       Garden
       1.20%, 01/07/04                                     3,415           3,415
  +@ Hospital RB Series 2003C
       1.18%, 01/02/04                                       300             300
  +@ Hospital Refunding RB
       (Genesis Rehabilitation
       Hospital Project) Series 1996
       1.30%, 01/02/04                                       700             700

     JACKSONVILLE PORT AUTH
 +~@ 1996 Port Facility RB TOB
       960902
       1.18%, 01/07/04                                    10,100          10,100

     LAKE SHORE HOSPITAL AUTH
  +@ Health Facility RB (Lake Shore
       Hospital) Series 1991
       1.20%, 01/07/04                                     3,200           3,200

     LAKELAND
  +@ Educational Facilities RB
       (Florida Southern College
       Project), Series 1999
       1.20%, 01/07/04                                    30,000          30,000

     LEE CNTY
 +~@ Airport RB, Series 2000A TOB
       Series 2001-811
       1.34%, 01/07/04                                     4,958           4,958
  +@ Educational Facilities RB
       (Canterbury School Project)
       Series 1999
       1.20%, 01/07/04                                     6,000           6,000

     LEE CNTY HFA
  +@ M/F Housing RB Series 1999A
       (Crossings At Cape Coral
       Apartments Project)
       1.20%, 01/07/04                                     6,160           6,160
  +@ M/F Housing RB Series 2002A
       (University Club Apartments)
       1.32%, 01/07/04                                     6,700           6,700

     LEE CNTY IDA
  +@ Healthcare Facilities RB
       (Cypress Cove At Healthpark
       Project) Series 2002B
       1.05%, 01/07/04                                     2,850           2,850

     LEON CNTY SD
   + Sales Tax RB Series 2003
       1.50%, 07/01/04                                     5,590           5,602

     MANATEE CNTY
   + Public Utilities Refunding and
       Improvement RB, Series 2003
       1.09%, 10/01/04                                     1,430           1,440

     MANATEE CNTY HFA
  +@ M/F Housing RB Series 2000
       (Centre Court Apartments
       Project)
       1.15%, 01/07/04                                     3,760           3,760
  +@ M/F Housing RB Series
       2000B (Sabal Palm Harbor
       Apartments Project)
       1.20%, 01/07/04                                     3,880           3,880
  +@ M/F Housing RB Series 2002A
       (La Mirada Gardens Project)
       1.32%, 01/07/04                                     4,000           4,000
  +@ M/F Mortgage Refunding
       RB (Hampton Court) Series
       1989A
       1.15%, 01/07/04                                     3,635           3,635
  +@ M/FHousing RB Series
       2000A (Sabal Palm Harbor
       Apartments Project)
       1.20%, 01/07/04                                     7,270           7,270

     MARION CNTY IDA
  +@ M/F Housing Refunding RB
       (Chambrel At Pinecastle
       Project) Series 2002
       1.27%, 01/07/04                                     7,741           7,741


38 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     MARTIN CNTY
   + GO Refunding Bonds Series
       2003
       0.93%, 02/01/04                                     1,970           1,972

     MIAMI
   + GO Refunding Bonds, Series
       2003
       0.83%, 07/01/04                                     1,760           1,770

     MIAMI HEALTH FACILITIES AUTH.
  +@ Health Facilities RB (Miami
       Jewish Home and Hospital
       For the Aged) Series 1996
       1.20%, 01/07/04                                     7,700           7,700

     MIAMI-DADE CNTY
   + Aviation TECP Series A Miami
       International Airport
       1.10%, 01/07/04                                     3,025           3,025
       1.06%, 01/08/04                                     9,033           9,033
       1.01%, 02/09/04                                     7,507           7,507
   + Aviation TECP Series B Miami
       International Airport
       1.09%, 01/08/04                                     7,604           7,604

     MIAMI-DADE CNTY IDA
  +@ IDRB (Airbus Service Co)
       Series 1998A
       1.30%, 01/07/04                                     8,880           8,880
 +~@ IDRB (Airis Miami LLC Project)
       Series 1999A
       1.27%, 01/07/04                                    15,400          15,400
  +@ IDRB (Arctic Partners Project)
       Series 1999
       1.35%, 01/07/04                                     2,440           2,440
  +@ IDRB (Badia Spices, Inc.
       Project)
       1.30%, 01/07/04                                     3,575           3,575
  +@ IDRB (Fine Art Lamps Project),
       Series 1998
       1.30%, 01/07/04                                     1,700           1,700
  +@ RB (Belen Jesuit Preparatory
       School Project), Series 1999
       1.20%, 01/07/04                                     6,960           6,960
  +@ RB (Gulliver Schools Project),
       Series 2000
       1.30%, 01/07/04                                     3,900           3,900

     MIAMI-DADE CNTY SD
     TAN Series 2003
       1.04%, 06/28/04                                    45,000          45,210

    NASSAU CNTY
  +@ Pollution Control Private Activity
       RB Series 1999 (Rayonier
       Project)
       1.12%, 01/07/04                                     7,515           7,515

     OCEAN HIGHWAY & PORT AUTH
  +@ RB Series 1990
       1.25%, 01/07/04                                    10,200          10,200

     OKEECHOBEE CNTY
  +@ Exempt Facility RB (Okeechobee
       Landfill Project) Series 1999
       1.25%, 01/07/04                                    15,000          15,000

     ORANGE CNTY
   + Sales Tax RB, Series 2002A
       1.14%, 01/01/05                                     4,100           4,175
   + Solid Waste Facility Refunding
       RB Series 2003
       1.10%, 10/01/04                                     2,745           2,763

     ORANGE CNTY HEALTH FINANCE AUTH
  +@ RB Series 1992 (Adventist
       Health System/Sunbelt, Inc.)
       1.30%, 01/07/04                                     3,200           3,200
   + Refunding Program RB (Pooled
       Hospital Loan Program) Series
       1985
       1.08%, 01/05/04                                    19,900          19,900
       1.13%, 01/29/04                                    23,900          23,900
       1.12%, 01/30/04                                    20,000          20,000

     ORANGE CNTY HFA
  +@ M/F Guaranteed Mortgage
       Refunding RB 1989 Series
       A (Sundown Associates II
       Project)
       0.99%, 01/07/04                                     4,100           4,100
  +@ M/F Housing RB (Glenn On
       Millenia Boulevard) 2001
       Series C
       1.13%, 01/07/04                                     3,355           3,355
  +@ M/F Housing RB 2000 Series
       E (Windsor Pines Project)
       1.20%, 01/07/04                                     3,200           3,200
  +@ M/F Housing Refunding RB
       (Heather Glen Apts) Series
       2001E
       1.08%, 01/07/04                                     8,300           8,300


                                                         See financial notes. 39

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
  +@ M/F Housing Refunding RB
       (Smokewood/Sun Key
       Apartments Project) 1992
       Series A
       1.15%, 01/07/04                                    19,950          19,950

     ORANGE CNTY IDA
  +@ IDRB (Central Florida Kidney
       Centers Project) Series 2000
       1.20%, 01/07/04                                     5,000           5,000
  +@ IDRB (Central Florida YMCA
       Project) Series 2002A
       1.30%, 01/07/04                                     4,700           4,700
  +@ IDRB (Goodwill Industries of
       Central Florida Project) Series
       1999
       1.20%, 01/07/04                                     6,000           6,000
  +@ RB (Center For Drug Free
       Living Project) Series 1999
       1.15%, 01/07/04                                     9,360           9,360

     ORANGE CNTY SD
 +~@ COP Series 2000B
       1.30%, 01/02/04                                     4,300           4,300
     TAN Series 2003
       1.07%, 09/16/04                                    30,000          30,196

     ORLANDO & ORANGE CNTY
     EXPRESSWAY AUTH
 +~@ Expressway Refunding RB
       Series 2003 C-4
       1.20%, 01/07/04                                     5,500           5,500

     ORLANDO UTILITIES COMMISSION
  +@ Water & Electric RB Series
       2002B
       1.10%, 01/07/04                                    11,500          11,500
   ~ Water & Electric Revenue BAN,
       1999 Series A
       1.05%, 01/05/04                                    13,900          13,900

     PALM BEACH CNTY
  +@ Airport RB (Galaxy Aviation
       Project) Series 2000A
       1.30%, 01/07/04                                     6,000           6,000
  +@ IDBR (South Florida Blood
       Banks Project) Series 2002
       1.15%, 01/07/04                                     8,940           8,940
  +@ IDRB (Palm Beach Day School
       Project) Series 1999
       1.20%, 01/07/04                                     7,000           7,000
  +@ RB (Benjamin Private School
       Project) Series 2003
       1.25%, 01/07/04                                     4,500           4,500
  +@ RB (Comprehensive Alcoholism
       Rehabilitation Programs
       Project) Series 2000
       1.15%, 01/07/04                                     5,300           5,300
  +@ RB (Norton Gallery & School of
       Art) Series 1995
       1.15%, 01/07/04                                     2,500           2,500
  +@ RB (Raymond F. Kravis Center
       for the Performing Arts)
       Series 2002
       1.20%, 01/07/04                                       100             100
  +@ RB (Zoological Society of the
       Palm Beaches Project) Series
       2001
       1.30%, 01/07/04                                     5,500           5,500
  +@ Student Housing Refunding RB
       Series 2002 (Palm Beach
       Comm. College Foundation
       Project)
       1.30%, 01/07/04                                     2,900           2,900

     PALM BEACH CNTY EDUCATIONAL
     FACILITIES AUTH
  +@ Educational Facilities RB (Lynn
       University Project) Series 2001
       1.25%, 01/07/04                                     3,490           3,490

     PALM BEACH CNTY HEALTH
     FACILITES AUTH
   + Refunding Program RB Series
       1985 (Pooled Hospital Loan
       Program)
       1.10%, 02/05/04                                     4,800           4,800

     PALM BEACH CNTY HFA
  +@ M/F Housing RB Series 1999A
       (Azalea Place Apartments
       Project)
       1.20%, 01/07/04                                     3,000           3,000
  +@ M/F Housing Refunding RB
       (Spinnaker Landing
       Apartments) Series 1998
       1.20%, 01/07/04                                     2,845           2,845

     PALM BEACH CNTY SD
 +~@ COP Series 2002B
       1.17%, 01/07/04                                    22,550          22,550


40 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     PASCO CNTY
   + Solid Waste Disposal and
       Resource Recovery System
       RB Series 1998
       0.97%, 04/01/04                                     3,380           3,420

     PASCO CNTY SD
 +~@ COP Series 1996
       1.25%, 01/07/04                                    44,000          44,000

     PINELLAS CNTY HFA
 +~@ S/F Housing RB 1999 Series
       B-1 TOB Series Pt-352
       1.33%, 01/07/04                                     3,220           3,220

     PINELLAS CNTY IDA
  +@ IDRB (H & S Swansons Tool
       Company Project) Series
       2001
       1.30%, 01/07/04                                     3,785           3,785
  +@ IDRB (Restorative Care of
       America Project) Series 2001
       1.35%, 01/07/04                                     1,745           1,745

     PINELLAS CNTY SD
     TAN Series 2003
       1.04%, 06/30/04                                    21,000          21,100
       1.06%, 06/30/04                                    47,000          47,216

     POLK CNTY IDA
  +@ IDRB (Juice Bowl Products
       Project) Series 2000
       1.30%, 01/07/04                                     2,170           2,170
  +@ IDRB (Pavermodule) Series
       1998
       1.30%, 01/07/04                                     3,310           3,310

     SARASOTA CNTY
  +@ RB (Sarasota Family YMCA
       Project), Series 1999
       1.15%, 01/07/04                                     2,810           2,810

     SEMINOLE CNTY IDA
  +@ IDRB (Amrhein Family Limited
       Partnership Project) Series
       2001
       1.25%, 01/07/04                                     4,420           4,420

     SOUTHEAST VOLUSIA HOSPITAL
     DISTRICT
  +@ RB (Bert Fish Medical Center)
       Series 1995
       1.35%, 01/07/04                                    11,405          11,405

     ST PETERSBURG
  +@ Capital Improvement RB (Airport
       & Golf Course Project) Series
       1997B
       1.20%, 01/07/04                                     2,245           2,245
  +@ Capital Improvement RB (Airport
       Project) Series 1997C
       1.30%, 01/07/04                                       355             355

     SUMTER CNTY IDA
  +@ IDRB (Robbins Mfg Co Project),
       Series 1997
       1.30%, 01/07/04                                     1,500           1,500

     SUNSHINE STATE GOVT FINANCE
     COMM
  +~ TECP Series 1998A
       1.13%, 01/07/04                                     9,500           9,500

     TALLAHASSEE-LEON CNTY CIVIC
     CENTER AUTH
  +@ Capital Improvement RB Series
       1998A
       1.20%, 01/07/04                                     1,290           1,290

     TAMPA
  +@ Educational Facilities RB (Pepin
       Academy of Tampa Project)
       Series 2002
       1.28%, 01/07/04                                     3,990           3,990
  +@ Health Care Facilities RB
       (Lifelink Foundation) Series
       1997
       1.20%, 01/07/04                                     4,900           4,900
 +~@ Occupational License Tax
       Refunding Bonds Series
       2002C
       1.10%, 01/07/04                                       500             500

     TAMPA BAY WATER AUTH
 +~@ Utility System Refunding &
       Improvement RB Series
       2001A, TOB Series 2001N
       1.19%, 01/07/04                                     5,200           5,200
  +@ Utility System RB Series 2002
       1.35%, 01/07/04                                       600             600


                                                         See financial notes. 41

 SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     VOLUSIA CNTY EDUCATIONAL
     FACILITIES AUTH
  +@ Educational Facilities RB
       (Bethune-Cookman College
       Project) Series 2001
       1.15%, 01/07/04                                    10,650          10,650

     VOLUSIA CNTY HEALTH FACILITIES
     AUTH
  +@ Hospital RB (Southwest Volusia
       Healthcare Corp) Series
       1994A
       1.15%, 01/07/04                                     8,590           8,590

     WEST ORANGE HEALTHCARE DISTRICT
  +@ RB Series 1999B
       1.22%, 01/07/04                                    10,900          10,900
                                                                       ---------
                                                                       1,651,819
     INDIANA 0.3%

     INDIANA HFA
  +@ S/F Mortgage RB Series
       2002B TOB Series 2002 A45
       1.26%, 01/07/04                                     5,065           5,065

     KENTUCKY 0.7%

     KENTUCKY HOUSING CORP.
  +@ Housing RB Series 1998B
       TOB Series 1998O
       1.05%, 07/29/04                                    11,995          11,995

     MASSACHUSETTS 2.6%

     CLINTON
     Unlimited Tax BAN 2003
       1.20%, 02/06/04                                     5,000           5,004

     LAWRENCE
     School BAN Series 2003
       1.17%, 12/23/04                                    15,000          15,120

     MILTON
     BAN 2003
       0.97%, 08/06/04                                    15,000          15,069

     NASHOBA VALLEY TECHNICAL
     HIGH SD
     BAN 2003
       1.02%, 08/12/04                                    10,000          10,044

     WOBURN
     BAN 2003
       0.95%, 07/16/04                                     1,000           1,003
                                                                       ---------
                                                                          46,240

     MICHIGAN 0.0%

     WAYNE CNTY
 +~@ Airport Refunding RB (Detroit
       Metropolitan Wayne Cnty
       Airport) Series 1996B
       1.11%, 01/07/04                                     1,000           1,000

     PENNSYLVANIA 0.0%

     DELAWARE VALLEY REGIONAL
     FINANCE AUTH
 +~@ Local Government RB Series
       1998A PT1651
       1.29%, 01/07/04                                       870             870

     PUERTO RICO 2.4%

     PUERTO RICE PUBLIC BUILDINGS
     AUTH
 +~@ Government Facilities RB
       Series B TOB Series 211
       1.26%, 01/07/04                                    13,995          13,995

     PUERTO RICO ELECTRIC POWER
     AUTH
 +~@ Power RB Series HH TOB
       Series 164
       1.26%, 01/07/04                                     9,200           9,200

     PUERTO RICO HWY & TRANSP
     AUTH
 +~@ Highway RB Series Y TOB
       Series PA-605
       1.22%, 01/07/04                                     7,800           7,800
 +~@ Subordinated Transportation RB
       Series 2003 TOB Series 247
       1.26%, 01/07/04                                     5,200           5,200

     PUERTO RICO PUBLIC BUILDINGS
     AUTH
 +~@ Refunding RB Series L TOB
       Series 56
       1.26%, 01/07/04                                     6,545           6,545
                                                                       ---------
                                                                          42,740


42 See financial notes.

 SCHWAB FLORIDA MUNICIPAL MONEY FUND

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     SOUTH CAROLINA 0.2%

     MYRTLE BEACH
   + Waterworks and Sewer System
       Refunding RB Series 2003
       1.16%, 03/01/04                                     4,160           4,179

     TEXAS 0.8%

     GRAND PRAIRIE SPORTS FACILITIES
     DEV CORP.
 +~@ Sales Tax Refunding RB, Series
       2003-B
       1.23%, 09/15/04                                    10,040          10,040

     TEXAS
  +@ Veterans' Housing Assistance
       Program Fund II Series 2002
       A-2 Bonds
       1.17%, 01/07/04                                     4,000           4,000
                                                                       ---------
                                                                          14,040

     WASHINGTON 0.5%

     ENERGY NORTHWEST
 +~@ Project #1 Refunding Electric
       RB Series 2002A TOB
       Series PT-615
       1.28%, 01/01/04                                     2,700           2,700
 +~@ Project No. 1 Refunding
       Electric RB, Series 2002A
       TOB Series 242
       1.29%, 01/07/04                                     6,295           6,295
                                                                       ---------
                                                                           8,995

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 43

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $1,798,943 a
Cash                                                                        828
Interest                                                                  4,459
Prepaid expenses                                                  +          44
                                                                  --------------
TOTAL ASSETS                                                          1,804,274

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                  21
  Investment adviser and administrator fees                                  25
  Transfer agent and shareholder service fees                                27
  Federal and state taxes                                                    58
Accrued expenses                                                  +          68
                                                                  --------------
TOTAL LIABILITIES                                                           199

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,804,274
TOTAL LIABILITIES                                                 -         199
                                                                  --------------
NET ASSETS                                                           $1,804,075

NET ASSETS BY SOURCE
Capital received from investors                                       1,804,075

NET ASSET VALUE (NAV)
                                         SHARES
NET ASSETS            /             OUTSTANDING             =              NAV
$1,804,075                            1,803,987                          $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,798,943. During the reporting period, the fund had $2,485,595 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
------------------------------------------------
COST BASIS OF PORTFOLIO               $1,798,943

CAPITAL LOSSES UTILIZED                     $130

RECLASSIFICATIONS:
Net realized capital gains                 ($169)
Reclassified as:
  Capital received
  from investors                            $111
Net investment income
  not yet distributed                        $58

TAX DESIGNATION (UNAUDITED):
The fund hereby designates $35 as a capital gain dividend for the fiscal year ended December 31, 2003.


44 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $12,110

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                      299

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,130 a
Transfer agent and shareholder service fees                               4,924 b
Trustees' fees                                                               34 c
Custodian and portfolio accounting fees                                      87
Professional fees                                                            25
Registration fees                                                            32
Shareholder reports                                                          33
Federal and state taxes                                                      58
Other expenses                                                       +       16
                                                                     -----------
Total expenses                                                            9,339
Expense reduction                                                    -    2,332 d
                                                                     -----------
NET EXPENSES                                                              7,007

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  12,110
NET EXPENSES                                                         -    7,007
                                                                     -----------
NET INVESTMENT INCOME                                                     5,103
NET REALIZED GAINS                                                   +      299
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,402

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.66% of average daily net assets. Prior to May 1, 2003, this limit was 0.59%. These limits do not include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 45

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/03-12/31/03   1/1/02-12/31/02
Net investment income                                  $5,103            $8,632
Net realized gains or losses                  +           299               (31)
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  5,402             8,601

DISTRIBUTIONS PAID                                                              a
--------------------------------------------------------------------------------
Dividends from net investment income                    5,161             8,632 b

TRANSACTIONS IN FUND SHARES                                                     c
--------------------------------------------------------------------------------
Shares sold                                         4,082,999         3,528,005
Shares reinvested                                       5,010             8,424
Shares redeemed                               +    (4,069,070)       (3,269,159)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                        18,939           267,270

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 1,784,895         1,517,656
Total increase                                +        19,180           267,239 d
                                              ----------------------------------
END OF PERIOD                                      $1,804,075        $1,784,895

  Unless stated, all numbers x 1,000.

a For the current year, the fund elected not to distribute realized capital gains and accordingly paid federal and state taxes on such gains in the amount of $58.

b UNAUDITED
  The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

c Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


46 See financial notes.

Schwab Massachusetts Municipal Money Fund

Financial Statements

FINANCIAL HIGHLIGHTS

                                                  5/16/03 1-
                                                    12/31/03
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period               1.00
                                                 -------------------------------
Income from investment operations:
  Net investment income                              0.00 2
                                                 -------------------------------
Less distributions:
  Dividends from net investment income              (0.00) 2
                                                 -------------------------------
Net asset value at end of period                     1.00
                                                 -------------------------------
Total return (%)                                    00.30 3
RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.51 4
  Gross operating expenses                           0.86 4
  Net investment income                              0.48 4
Net assets, end of period ($ x 1,000,000)             363

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized. Also, please refer to Statement of Operations for additional information on expense waivers.


                                                         See financial notes. 47

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                   COST        VALUE
HOLDINGS BY CATEGORY            ($x1,000)    ($x1,000)
 99.6%    MUNICIPAL
          SECURITIES             361,083      361,083

 99.6%    TOTAL INVESTMENTS      361,083      361,083

  0.4%    OTHER ASSETS AND
          LIABILITIES                           1,447
-----------------------------------------------------
100.0%    TOTAL NET ASSETS                    362,530


    ISSUER
    SECURITY TYPE, PROJECT; SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
    MUNICIPAL SECURITIES 99.6% of Net Assets

    MASSACHUSETTS 98.3%

    ACUSHNET
    Unlimited Tax BAN Series 2003
       1.75%, 08/13/04                                    5,864            5,892

    AYER
    BAN Series 2003
       0.89%, 06/24/04                                    5,063            5,076

    CANTON
    BAN Unlimited Tax
       0.90%, 01/29/04                                    5,000            5,004

    CHICOPEE
    2003 BAN
       1.18%, 11/19/04                                    3,000            3,021

    DIGHTON-REHOBOTH REGIONAL SD
    2003 BAN
       1.00%, 06/04/04                                    5,000            5,010
       1.03%, 06/04/04                                    5,000            5,015

    EVERETT
    BAN 2003
       1.07%, 09/10/04                                    5,000            5,023

    LAWRENCE
    School BAN Series 2003
       1.17%, 12/23/04                                   10,000           10,080

    MASSACHUSETTS
    GO Bonds Consolidated Loan
       Series 1999C
       1.10%, 09/01/04                                    2,000            2,052
    GO Bonds Consolidated Loan
       Series 2003B
       0.98%, 08/01/04                                    3,000            3,018
+~@ GO Bonds Consolidated Loan
       of 1998 Series C TOB Series
       2002C
       1.04%, 01/07/04                                    3,485            3,485
 ~@ GO Bonds Consolidated Loan
       of 2000 Series C TOB Series
       PA-793
       1.24%, 01/07/04                                    3,000            3,000
    GO Bonds Consolidated Loan
       of 2002 Series A
       1.15%, 01/01/05                                    2,500            2,571
 ~@ GO Refunding Bonds Series
       2001B
       1.25%, 01/07/04                                    4,750            4,750
 ~@ GO Refunding Bonds Series
       2001C
       1.25%, 01/07/04                                    6,600            6,600
    GO Refunding Bonds Series
       2003B
       1.14%, 12/01/04                                    3,000            3,078
  ~ TECP Series G
       0.98%, 01/14/04                                    5,600            5,600


48 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)

    MASSACHUSETTS BAY TRANSIT AUTH
+~@ General Transportation System
       Bonds Series 1999A TOB
       Series PT-1218
       1.24%, 01/07/04                                    1,000            1,000

    MASSACHUSETTS DEV FINANCE
    AGENCY
 +@ Education RB Rivers School
       Issue, Series 2002
       1.25%, 01/07/04                                    5,000            5,000
 +@ M/F Housing RB (Salem
       Heights Apts) Series 2003A
       1.32%, 01/07/04                                    6,000            6,000
 +@ M/F Housing RB Midway
       Studios Project Series 2003A
       1.35%, 01/07/04                                    5,000            5,000
 +@ RB (Assumption College) Series
       2002A
       1.15%, 01/07/04                                   10,000           10,000
+~@ RB (Boston Univ) Series R-3
       1.25%, 01/07/04                                    9,100            9,100
 +@ RB (Dean College) Series 1999
       1.30%, 01/07/04                                    2,030            2,030
 +@ RB (Judge Rotenberg Center)
       Series 2003
       1.13%, 01/07/04                                    4,000            4,000
+~@ RB (Wentworth Institute of
       Technology) Series 2000
       1.27%, 01/07/04                                    2,600            2,600
 +@ RB Gordon College Issue,
       Series 2002
       1.12%, 01/07/04                                    5,000            5,000
 +@ RB You Inc. Issue Series 2002
       1.15%, 01/07/04                                    5,000            5,000
 +@ Solid Waste Disposal RB Waste
       Management Project Series
       2003
       1.15%, 01/07/04                                    7,500            7,500
  + TECP Program 3
       0.95%, 01/21/04                                    3,000            3,000
       0.95%, 02/06/04                                    3,500            3,500

    MASSACHUSETTS HEALTH &
    EDUCATION FACILITIES AUTH
+~@ RB (Baystate Medical Center)
       Series D TOB Series
       2001-834
       1.28%, 01/07/04                                   25,000           25,000
  @ RB (MIT) Series 2001 J-1
       1.15%, 01/07/04                                    2,000            2,000
 ~@ RB (MIT) Series K TOB Series
       2002D
       1.13%, 01/07/04                                   14,000           14,000
  @ RB (Capital Assets Program)
       Series 1985D
       1.26%, 01/02/04                                       20               20
 +@ RB Boston Home Issue Series
       2002B
       1.27%, 01/07/04                                    5,000            5,000
 +@ RB Endicott College Issue
       Series B
       1.30%, 01/07/04                                    3,800            3,800
+~@ RB Hallmark Health System
       Issue Series 1998B
       1.20%, 01/07/04                                   13,450           13,450
 +@ RB Sherrill House Issue, Series
       A-1
       1.22%, 01/07/04                                   10,000           10,000
  @ RB Williams College Issue
       1993E
       1.08%, 01/07/04                                   10,205           10,205

    MASSACHUSETTS HFA
+~@ M/F Housing Refunding RB
       Series 1995A TOB Series
       PT-162
       1.24%, 01/07/04                                    5,000            5,000

    MASSACHUSETTS MUNI WHOLESALE
    ELECTRIC CO
+~@ Power Supply Project RB Series
       A Nuclear Project No. 4, 5, 6
       TOB Series 2001-674
       1.23%, 01/07/04                                    8,000            8,000

    MASSACHUSETTS PORT AUTH
  + Refunding RB Series 2003C
       1.02%, 07/01/04                                    2,200            2,211
  + TECP Series 2003A
       1.05%, 01/09/04                                    1,000            1,000

    MASSACHUSETTS STATE IFA
 ~@ RB (Whitehead Institute For
       Biomedical Research) Series
       1995
       1.08%, 01/07/04                                    5,200            5,200
 +@ RB Williston Northampton
       School Issue Series B
       1.25%, 01/07/04                                    5,000            5,000


                                                         See financial notes. 49

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE AMOUNT         VALUE
    RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
    MASSACHUSETTS TURNPIKE AUTH
+~@ Western Turnpike RB Series
       1997A TOB Series N
       1.13%, 01/07/04                                   10,000           10,000

    MASSACHUSETTS WATER POLLUTION
    ABATEMENT TRUST
 ~@ Pool Program Bonds Series 5
       TOB Series PT-1185
       1.24%, 01/07/04                                    5,000            5,000
 ~@ Water Pollution Abatement RB
       (MWRA) Subordinate Series
       1999A TOB Series 1999N
       1.18%, 01/07/04                                   15,000           15,000

    MASSACHUSETTS WATER RESOURCES
    AUTH
  + TECP Series 1994
       1.05%, 01/09/04                                    5,000            5,000
       1.03%, 02/06/04                                   10,000           10,000

    MEDFORD
    BAN 2003
       1.10%, 09/10/04                                    3,000            3,018

    MILTON
    BAN 2003
       0.97%, 08/06/04                                   10,000           10,046

    NASHOBA VALLEY TECHNICAL HIGH
    SD
    BAN 2003
       1.02%, 08/12/04                                    5,000            5,022

    OLD ROCHESTER REGIONAL SD
    Unlimited Tax BAN 2003
       1.18%, 10/15/04                                    8,200            8,252

    PEABODY
    BAN Series 2003
       1.05%, 10/01/04                                    3,600            3,625

    WOBURN
    BAN 2003
       0.95%, 07/16/04                                    7,000            7,021
    BAN Series 2003
       0.95%, 06/11/04                                   10,000           10,035

    WORCESTER REGIONAL TRANSIT AUTH
  + RAN Series 2003
       0.88%, 06/30/04                                    7,560            7,583
                                                                     -----------
                                                                         356,493

    PUERTO RICO 1.3%

    GOVERNMENT DEVELOPMENT BANK
    OF PUERTO RICO
    TECP Series 1997
       0.95%, 02/03/04                                    4,590            4,590

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


50 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                          $361,083  a
Cash                                                                       155
Interest                                                                 1,356
Prepaid expenses                                                   +         1
                                                                   ------------
TOTAL ASSETS                                                           362,595

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                 5
   Investment adviser and administrator fees                                23
   Transfer agent and shareholder service fees                               4
Accrued expenses                                                   +        33
                                                                   ------------
TOTAL LIABILITIES                                                           65

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           362,595
TOTAL LIABILITIES                                                  -        65
                                                                   ------------
NET ASSETS                                                            $362,530

NET ASSETS BY SOURCE
Capital received from investors                                        362,532
Net realized capital losses                                                 (2)

NET ASSET VALUE (NAV)

                                          SHARES
NET ASSETS             /             OUTSTANDING             =             NAV
  $362,530                               362,532                         $1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $361,083. During the reporting period, the fund had $489,639 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO         $361,083

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
   2011                               $2


                                                         See financial notes. 51

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $2,188

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                     (2)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  846 a
Transfer agent and shareholder service fees                              1,002 b
Trustees' fees                                                              17 c
Custodian and portfolio accounting fees                                     20
Professional fees                                                           12
Registration fees                                                            3
Shareholder reports                                                         18
Other expenses                                                     +         5
                                                                   ------------
Total expenses                                                           1,923
Expense reduction                                                  -       798 d
                                                                   ------------
NET EXPENSES                                                             1,125

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  2,188
NET EXPENSES                                                       -     1,125
                                                                   ------------
NET INVESTMENT INCOME                                                    1,063
NET REALIZED LOSSES                                                         (2)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $1,061

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction consisted of two components. A reduction of $588, which reduced the fund's annualized operating expense ratio (OER) by 0.26%, was made by the investment adviser (CSIM) to reflect a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual OER of this fund through at least April 30, 2004, to 0.60% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Also, CSIM voluntarily waived an additional $210 of the fund's expenses, which reduced the fund's annualized OER by an additional 0.09%. The combination of these two waivers resulted in a net annualized OER for the period of 0.51%.


52 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on May 16, 2003, it has no prior report period. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                            5/16/03-12/31/03
Net investment income                                 $1,063
Net realized losses                                       (2)
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 1,061

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                   1,063                   a

TRANSACTIONS IN FUND SHARES                                                    b
------------------------------------------------------------------------------
Shares sold                                        1,001,230
Shares reinvested                                      1,047
Shares redeemed                             +       (639,745)
                                            ----------------------------------
NET TRANSACTIONS IN FUND SHARES                      362,532

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                       --
Total increase                              +        362,530                   c
                                            ----------------------------------
END OF PERIOD                                       $362,530

Unless stated, all numbers x 1,000.

  UNAUDITED
a The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

b Because all transactions in this section and in "Shares outstanding and net assets" took place at $1.00 a share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND OFFERS TWO SHARE CLASSES : Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey Municipal Money, Pennsylvania Municipal Money, Florida Municipal Money and Massachusetts Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUNDS

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

SCHWAB MUNICIPAL MONEY FUNDS

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Florida Municipal Money Fund
Schwab Massachusetts Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Massachusetts Municipal Money Fund (five of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB MUNICIPAL MONEY FUNDS

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:          Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                 Family of Funds, 1989;   Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                        Investments, 1991;       Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;     Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                        Annuity Portfolios,      Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                        1994.                    (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                 University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                 Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                 Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                 Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                 Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                 (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                 Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1         Trustee: 2003            Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                  (all trusts)             Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                  Corporation. Director, Wal-Mart Stores, eBay, Inc.
--------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1       Trustee: 2002            EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                  (all trusts).            Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD      MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO            President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).             EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                  Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                  9/02: President, CIO, American Century Investment Management;
                                                  Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                  American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                  and Quantitative Equity Portfolio Management, Twentieth Century
                                                  Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal      SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer         The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).             Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment     SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                   Management, Inc.; CIO, The Charles Schwab Trust Co.
                        (all trusts).
-----------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                 SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                  U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                            America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                   (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                   (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                   Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                   University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                   Until 2001: VP, Business Affairs, CFO, Stanford University.
-----------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;     CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;         communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;       Grey Advertising.
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).         Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                           Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                   Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                   Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;         services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                            Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                   (investments--Netherlands), Cooper Industries (electrical products);
                                                   Member, audit committee, Northern Border Partners, L.P. (energy).
-----------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;         Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;         investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB MUNICIPAL MONEY FUNDS

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies --known as Government Sponsored Enterprises, or GSEs --at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB MUNICIPAL MONEY FUNDS

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3c7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13859-06

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

     ANNUAL REPORT
     December 31, 2003





                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
   Sweep Shares: SWCXX
   Value Advantage Shares: SWKXX

  Management's Discussion ..........................................................   2
   The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.
  Performance and Fund Facts .......................................................   5
  Financial Statements .............................................................   6
  Financial Notes ..................................................................  28
  Fund Trustees ....................................................................  32
  Glossary .........................................................................  35

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk

2 Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

THROUGHOUT THE REPORT PERIOD, SHORT-TERM MUNICIPAL YIELDS REMAINED ATTRACTIVELY VALUED RELATIVE TO SHORT-TERM TAXABLE YIELDS. During the year, the ratio of short-term muni yields to taxables averaged 82%, and at times exceeded 95%. We attribute this situation to the unusually large quantity of municipal money market debt that was issued during 2003. In order to attract buyers for these securities, municipal issuers needed to offer higher yields than they otherwise might have.

AFTER A PROTRACTED AND PARTISAN SESSION, THE CALIFORNIA LEGISLATURE ADOPTED A BUDGET IN LATE JULY 2003. The budget closed an estimated $38 billion gap through a combination of spending cuts, deferrals and the proposed sale of deficit bonds. In October 2003, voters recalled Governor Gray Davis and installed Arnold Schwarzenegger as governor. Governor Schwarzenegger's fiscal 2005 proposed budget shows the multi-year gap narrowing to $26 billion and calls for another round of program cuts, deferrals and a $15 billion bond sale to close the gap. The new deficit bond proposal would supersede last year's. California voters will be asked to approve the plan in March 2004.

CALIFORNIA'S ECONOMIC RECOVERY APPEARS TO BE STRENGTHENING, WITH RENEWED GROWTH IN OUT-OF-STATE EXPORTS AND PERSONAL INCOME. However, the state's job growth still lags the nation's, with payroll employment expected to show no growth from 2002 to 2003. The Department of Finance is forecasting 1.1% growth in employment for 2004.

                                        Schwab California Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

     Most of the fund's holdings carry credit enhancements from highly rated third-party providers.

In the late 1990s, the state saw a large increase in its revenues from income taxes, particularly stock-related income from the technology and business services industries, and state budgets began to assume these revenues would continue. When they did not, a politically divided legislature failed to cut spending or raise revenues proportionately, passing deficit budgets and relying on one-time solutions that left the underlying problems largely unaddressed.

THE STATE'S CREDIT RATINGS SUFFERED MULTIPLE DOWNGRADES DURING 2003. These were tied to the protracted budget debate, the reliance on deficit bond sales and future budget shortfall projections. As of the report date, Standard and Poor's and Fitch rated California BBB, and Moody's rated it Baa1 -- all low investment grade ratings. Fitch continues to have California on its watch list for possible further downgrades, and Moody's outlook for California's rating remains negative. Though many of the state's cities and counties have had to contend with less revenue from the state, their credit ratings have largely remained unchanged.

To date, the state has made all of its general obligation debt payments on time; in previous crises, it always did so as well. The state's controller is required to make cash payments to its general obligation bondholders even if the state has not adopted a budget. We also note that the type of direct state securities the fund has purchased has constitutional priority over most state spending.

DURING THE REPORT PERIOD, THE FUND TOOK SEVERAL STEPS TO HELP ENSURE THAT ITS INVESTMENTS WOULD CONTINUE TO BE OF THE HIGHEST CREDIT QUALITY. As the state's financial woes continued, we reduced our holdings of direct state obligations in favor of other municipal issuers within the state, such as cities, universities, counties and school districts. In addition, we favored securities whose credit was enhanced by highly rated banks and insurance companies. As of the report date, approximately 70% of the portfolio carried these credit enhancements, including many of our direct state holdings.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

4 Schwab California Municipal Money Fund

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                            VALUE ADVANTAGE
                                          SWEEP SHARES           SHARES
---------------------------------------------------------------------------
SEVEN-DAY YIELD 1                            0.54%                0.74%
---------------------------------------------------------------------------
SEVEN-DAY YIELD - NO WAIVER 2                0.37%                0.60%
---------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                    0.54%                0.74%
---------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT                 0.92%                1.26%
EFFECTIVE YIELD 3
---------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                        55 days
--------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                      100% Tier 1
--------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                         70%
--------------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2003 maximum combined federal regular income and California state personal income tax rate of 41.05%. Investment income may be subject to the Alternative Minimum Tax.

                                        Schwab California Municipal Money Fund 5

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/03-     1/1/02-    1/1/01-     1/1/00-    1/1/99-
SWEEP SHARES                                 12/31/03    12/31/02   12/31/01    12/31/00   12/31/99
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00        1.00       1.00        1.00        1.00
                                             ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.00 1      0.01       0.02        0.03        0.02
                                             ----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.00) 1    (0.01)     (0.02)      (0.03)      (0.02)
                                             ----------------------------------------------------------------------------
Net asset value at end of period                1.00        1.00       1.00        1.00        1.00
                                             ----------------------------------------------------------------------------
Total return (%)                                0.46        0.83       1.99        3.02        2.42

RATIOS/SUPPLEMENTAL DATA(%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.65        0.65       0.65        0.66 2      0.65
   Gross operating expenses                     0.82        0.82       0.82        0.84        0.85
   Net investment income                        0.45        0.83       1.98        2.98        2.41
Net assets, end of period ($ x 1,000,000)      4,169       4,056      3,897       3,923       3,457

                                              1/1/03-     1/1/02-    1/1/01-     1/1/00-     1/1/99-
VALUE ADVANTAGE SHARES                       12/31/03    12/31/02   12/31/01    12/31/00    12/31/99
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00        1.00       1.00        1.00        1.00
                                             ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.01        0.01       0.02        0.03        0.03
                                             ---------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.01)      (0.01)     (0.02)      (0.03)      (0.03)
                                             ---------------------------------------------------------------------------
Net asset value at end of period                1.00        1.00       1.00        1.00        1.00
                                             ---------------------------------------------------------------------------
Total return (%)                                0.66        1.03       2.19        3.22        2.62

RATIOS/SUPPLEMENTAL DATA(%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.45        0.45       0.45        0.46 3      0.45
   Gross operating expenses                     0.59        0.59       0.61        0.63        0.65
   Net investment income                        0.65        1.03       2.11        3.20        2.60
Net assets, end of period ($ x 1,000,000)      3,061       3,081      2,563       2,170       1,604

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

3 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

6 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.5%   MUNICIPAL
         SECURITIES                                   7,193,284        7,193,284
--------------------------------------------------------------------------------
 99.5%   TOTAL INVESTMENTS                            7,193,284        7,193,284

  0.5%   OTHER ASSETS AND
         LIABILITIES                                                      36,908
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                              7,230,192

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    MUNICIPAL SECURITIES 99.5% of Net Assets

    CALIFORNIA 97.8%

    AFFORDABLE HOUSING AGENCY
 +@ M/F Housing RB (Westridge at
       Hilltop Apts) Series 2003A
       1.25%, 01/07/04                                  13,750           13,750

    ALAMEDA CNTY IDA
 +@ RB (JMS Family Partnership)
       Series 1995A
       1.17%, 01/07/04                                   1,000            1,000
 +@ RB 1999 Series 1999A
       (Malmberg Engineering)
       1.35%, 01/07/04                                   2,415            2,415
 +@ RB Series 1993A (Aitchison
       Family Partnership)
       1.17%, 01/07/04                                   2,600            2,600
 +@ RB Series 1994A (Scientific
       Technology)
       1.22%, 01/07/04                                   2,300            2,300

    ALAMEDA-CONTRA COSTA TRANSIT
    DISTRICT
  + 2003-04 RAN
       0.98%, 08/19/04                                  14,000           14,089

    ANAHEIM
+~@ Police Facilities COP Series
       1993
       1.03%, 01/07/04                                   1,900            1,900
+~@ Refunding COP Series 1993
       1.03%, 01/07/04                                  22,115           22,115

    ANAHEIM HOUSING AUTH
 +@ M/F Housing RB (Casa Granada
       Apts) Series 1997A
       1.25%, 01/07/04                                   3,595            3,595
 +@ M/F Housing RB (Park Vista
       Apts) Series 2000D
       1.18%, 01/07/04                                  21,000           21,000
 +@ M/F Housing RB (Port Trinidad
       Apts) Series 1997C
       1.25%, 01/07/04                                   2,040            2,040
 +@ M/F Housing Refunding RB
       (Sage Park) Series 1998A
       1.30%, 01/07/04                                   5,500            5,500

    ANAHEIM UNION HIGH SD
+~@ School Facility Bridge Funding
       Program COP Series 1999
       1.20%, 01/07/04                                   5,500            5,500

    ASSOCIATION OF BAY AREA
    GOVERNMENTS
+~@ Bart SFO Extension Bonds
       (Airport Premium Fare) Series
       2002A TOB Series 2002-26
       1.25%, 01/07/04                                   9,995            9,995
 +@ COP (Harker School Foundation)
       Series 1998
       1.15%, 01/07/04                                   4,700            4,700
+~@ Lease RB Series 2003A
       1.30%, 01/07/04                                   8,000            8,000


                                                          See financial notes. 7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ M/F Housing RB (Artech Building)
       Series 1999A
       1.35%, 01/07/04                                   3,200            3,200
 +@ M/F Housing RB (Crossing
       Apts) Series 2002A
       1.30%, 01/07/04                                  55,700           55,700
 +@ M/F Housing RB (Miramar
       Apts) Series 2000A
       1.30%, 01/07/04                                  30,000           30,000
 +@ M/F Housing RB (Mountain
       View Apts) Series 1997A
       1.35%, 01/07/04                                   6,230            6,230
 +@ RB (Public Policy Institute of
       California) Series 2001A
       1.25%, 01/07/04                                   9,000            9,000
 +@ Refunding & RB Series 2003
       (Valley Christian Schools)
       1.25%, 01/07/04                                  17,000           17,000

    BAY AREA TOLL AUTH
+~@ San Francisco Bay Area Toll
       Bridge RB Series 2003C
       1.23%, 01/07/04                                  60,300           60,300
+~@ San Francisco Bay Area Toll
       Bridge RB Series D TOB
       Series 2001Q
       1.13%, 01/07/04                                  10,125           10,125
+~@ San Francisco Bay Area Toll
       Bridge RB Series 2001C
       1.23%, 01/07/04                                  29,335           29,335

    BURBANK REDEVELOPMENT AGENCY
 +@ M/F Housing RB Series 1985A
       1.15%, 01/07/04                                  13,960           13,960

    CALIFORNIA
  ~ 2003 RAW Series A
       1.12%, 06/16/04                                  60,000           60,239
  ~ 2003 RAW Series B
       1.04%, 06/16/04                                 100,000          100,407
  ~    1.11%, 06/16/04                                 205,000          205,825
  ~    1.12%, 06/16/04                                  12,500           12,550
  ~    1.40%, 06/16/04                                   8,000            8,022
  ~    1.72%, 06/16/04                                  65,000           65,080
  ~    1.74%, 06/16/04                                  50,000           50,057
  + 2003-04 Fixed Rate RAN
       Subseries A-1
       1.07%, 06/23/04                                  56,000           56,246
  + 2003-04 Fixed Rate RAN
       Subseries A-2
       1.07%, 06/23/04                                  50,000           50,220
    2003-04 Fixed Rate RAN
       Subseries A-3
       1.05%, 06/23/04                                  14,925           14,992
  +    1.06%, 06/23/04                                  10,000           10,044
  +    1.07%, 06/23/04                                   2,120            2,129
  +    1.08%, 06/23/04                                  17,850           17,928
  + 2003-04 Fixed Rate RAN
       Subseries A-4
       1.07%, 06/23/04                                  50,000           50,220
  + 2003-04 Fixed Rate RAN
       Subseries A-6
       1.07%, 06/23/04                                  50,000           50,220
+~@ GO Bonds Series 1999 TOB
       Series 1998-195
       1.28%, 01/07/04                                  10,835           10,835
+~@ GO Bonds Series 1999 TOB
       Series 20010502
       1.26%, 01/07/04                                  13,675           13,675
 +@ GO Bonds Series 2003 B-4
       1.10%, 01/07/04                                  19,800           19,800
 +@ GO Bonds Series 2003 C-1
       1.25%, 01/07/04                                  17,000           17,000
 +@ GO Bonds Series 2003 C-2
       1.22%, 01/07/04                                  18,000           18,000
 +@ GO Bonds Series 2003 C-3
       1.22%, 01/07/04                                  30,000           30,000
 +@ GO Bonds Series 2003 C-4
       1.25%, 01/07/04                                  10,000           10,000
+~@ GO Bonds TOB Series 132
       1.26%, 01/07/04                                  94,870           94,870
+~@ GO Bonds TOB Series
       20000501
       1.16%, 01/07/04                                  10,740           10,740
+~@ GO Bonds TOB Series
       20000502
       1.14%, 01/07/04                                  15,580           15,580
+~@ GO Bonds TOB Series
       20000503
       1.28%, 01/07/04                                   9,900            9,900
+~@ GO Bonds TOB Series
       20000506
       1.28%, 01/07/04                                  19,800           19,800
+~@ GO Bonds TOB Series PA-676R
       1.60%, 01/07/04                                  26,125           26,125
+~@ GO Bonds TOB Series PA-815R
       1.28%, 01/07/04                                  13,835           13,835


8 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
+~@ GO Bonds TOB Series PT-1236
       1.27%, 01/07/04                                  24,405           24,405
+~@ GO Bonds TOB Series PT-1257
       1.27%, 01/07/04                                  38,020           38,020

    CALIFORNIA ALTERNATIVE ENERGY
    SOURCE FINANCING AUTH
  @ Cogeneration Facility RB Series
       1993A
       1.08%, 01/07/04                                  25,330           25,330
  @ Cogeneration Facility RB Series
       1993B
       1.15%, 01/07/04                                  13,360           13,360

    CALIFORNIA COMMUNITY COLLEGE
    FINANCING AUTH
  + 2003 TRAN, Series A
       0.91%, 06/30/04                                   5,000            5,027
    +  1.03%, 06/30/04                                  13,500           13,564
    +  1.09%, 06/30/04                                  50,000           50,222

    CALIFORNIA DEPT OF WATER
    RESOURCES
+~@ 1996 Water Refunding RB (Big
       Bear Lake) TOB Series PA-597
       1.03%, 04/08/04                                   8,445            8,445
+~@ Power Supply RB Series 2002A
       Series 2003 TOB Series FR-L11
       1.30%, 01/07/04                                   6,325            6,325
+~@ Power Supply RB Series 2002A
       Series 2003 TOB Series FR-L12
       1.30%, 01/07/04                                  10,200           10,200
+~@ Power Supply RB Series 2002A
       Series 2003 TOB Series FR-L13
       1.30%, 01/07/04                                   2,500            2,500
+~@ Power Supply RB Series 2002A
       Series 2003 TOB Series FR-L14
       1.30%, 01/07/04                                  12,500           12,500
+~@ Power Supply RB Series 2002A
       TOB Series PA-1100
       1.25%, 01/07/04                                  19,995           19,995
+~@ Power Supply RB Series 2002A
       TOB Series PA-1120R
       1.25%, 01/07/04                                  12,835           12,835
+~@ Power Supply RB Series 2002A
       TOB Series PT-730
       1.25%, 01/07/04                                  34,740           34,740
 +@ Power Supply RB Series 2002B-2
       1.33%, 01/02/04                                   6,900            6,900
 +@ Power Supply RB Series
       2002B-3
       1.30%, 01/02/04                                   5,500            5,500
 +@ Power Supply RB Series
       2002B-5
       1.26%, 01/02/04                                  10,000           10,000
 +@ Power Supply RB Series
       2002C-10
       1.19%, 01/07/04                                  20,000           20,000
+~@ Power Supply RB Series
       2002C-13
       1.20%, 01/07/04                                  23,600           23,600
 +@ Power Supply RB Series
       2002C-14
       1.25%, 01/07/04                                  21,330           21,330
 +@ Power Supply RB Series
       2002C-17
       1.25%, 01/07/04                                   8,300            8,300
+~@ Power Supply RB Series 2002C-7
       1.27%, 01/07/04                                  50,000           50,000

    CALIFORNIA ECONOMIC DEVELOPMENT
    FINANCING AUTH
 +@ Airport Facilities RB (Mercury Air
       Group) Series 1998
       1.30%, 01/07/04                                  14,000           14,000
 +@ IDRB (Calco) Series 1997
       1.40%, 01/07/04                                     565              565
 +@ IDRB (Costa Macaroni Mfg)
       Series 1997
       1.17%, 01/07/04                                   2,765            2,765
 +@ IDRB (Gaiser Tool Company)
       Series 1997
       1.17%, 01/07/04                                   2,005            2,005
 +@ IDRB (Lion Raisins) Series 1998
       1.30%, 01/07/04                                   1,350            1,350

    CALIFORNIA EDUCATIONAL FACILITIES
    AUTH
 +@ RB (Chapman University) Series
       2000
       1.30%, 01/07/04                                   4,700            4,700
+~@ RB (St. Marys College of
       California) Series 2001B
       1.20%, 01/07/04                                   8,050            8,050


                                                          See financial notes. 9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ RB (University of Judaism)
       Series 1998A
       1.15%, 01/07/04                                   5,300            5,300
+~@ RB (University of San Francisco)
       Series 1996 TOB Series
       2000-413
       1.23%, 01/07/04                                   8,995            8,995
 +@ RB (University of San
       Francisco) Series 2000
       1.20%, 01/07/04                                  20,000           20,000
 +@ RB (University of San Francisco)
       Series 2003
       1.15%, 01/07/04                                  37,000           37,000
 +@ RB (San Francisco Conservatory
       of Music) Series 2000
       1.15%, 01/07/04                                   2,830            2,830
    TECP (Standford University)
       0.85%, 01/23/04                                   9,700            9,700

    CALIFORNIA HEALTH FACILITIES
    FINANCING AUTH
+~@ Insured Hospital RB (Scripps
       Memorial Hospital) Series 1985B
       1.19%, 01/07/04                                   2,610            2,610
+~@ Insured RB (Catholic Healthcare
       West) Series 1988A
       1.15%, 01/07/04                                   8,300            8,300
+~@ Insured RB (Southern California
       Presbyterian Homes) Series
       1998
       1.16%, 01/07/04                                  29,200           29,200
+~@ RB (Kaiser Permanente) Series
       1998A TOB Series 181
       1.24%, 01/07/04                                   9,995            9,995
 +@ RB (Scripps Health) Series
       2001A
       1.11%, 01/07/04                                  13,300           13,300

    CALIFORNIA HFA
+~@ Home Mortgage RB 2000
       Series J
       1.15%, 01/07/04                                  21,955           21,955
+~@ Home Mortgage RB 2000
       Series N
       1.15%, 01/07/04                                  40,000           40,000
+~@ Home Mortgage RB 2002
       Series P
       1.30%, 01/07/04                                  61,000           61,000
+~@ Home Mortgage RB 2003
       Series D
       1.25%, 01/07/04                                  15,000           15,000
+~@ Home Mortgage RB 2003
       Series H
       1.13%, 01/07/04                                  60,465           60,465
 ~@ Home Mortgage RB 2003
       Series K
       1.15%, 08/01/04                                  73,500           73,500
 ~@ Home Mortgage RB 2003
       Series M
       1.08%, 02/02/04                                  39,580           39,580
+~@ Home Mortgage RB Series
       1998J Bonds TOB Series
       1998R
       1.15%, 09/02/04                                   3,750            3,750
 ~@ M/F Housing RB III 2001
       Series G
       1.30%, 01/07/04                                  65,425           65,425
 ~@ M/F Housing RB III 2002
       Series A
       1.16%, 01/07/04                                  26,175           26,175
 ~@ M/F Housing RB III Series
       2002 E
       1.16%, 01/07/04                                  71,000           71,000
 ~@ S/F Mortgage Bonds II, 1997
       Series C-4 TOB Series 1998E
       1.25%, 01/07/04                                   3,840            3,840
 ~@ S/F Mortgage RB Draw Down
       Series 2003B TOB Series
       PT-843
       1.37%, 01/07/04                                   7,870            7,870

    CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
 +@ IDRB (American-De Rosa Lamp
       Arts) Series 1999
       1.22%, 01/07/04                                   4,950            4,950
 +@ IDRB (Fairmont Sign Co) Series
       2000A
       1.45%, 01/07/04                                   4,250            4,250
 +@ IDRB (Lafayette Textile Industries)
       Series 1999
       1.22%, 01/07/04                                   1,745            1,745
 +@ IDRB (Nelson Name Plate Co)
       Series 1999
       1.35%, 01/07/04                                   3,450            3,450


 10    See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ IDRB (Roller Bearing Co) Series
       1999
       1.25%, 01/07/04                                   2,400            2,400
 +@ RB (Buck Institute For Age
       Research) Series 2001
       1.10%, 01/07/04                                  40,100           40,100
+~@ RB (California Independent
       System Operator Corp)
       Series A
       1.15%, 01/07/04                                  11,600           11,600
  @ RB (J. Paul Getty Trust) Series
       2003B
       1.00%, 01/07/04                                  20,000           20,000
  @ RB (J. Paul Getty Trust) Series
       2003C
       1.00%, 01/07/04                                  20,000           20,000
 +@ RB (SRI International) Series
       2003A
       1.16%, 01/07/04                                   4,000            4,000
    TECP (J. Paul Getty Trust)
       Series 2002
       0.90%, 02/13/04                                   6,000            6,000

    CALIFORNIA POLLUTION CONTROL
    FINANCE AUTH
 +@ Pollution Control Refunding RB
       (US Borax) Series 1995A
       1.19%, 01/07/04                                  10,200           10,200
 +@ Resource Recovery RB (Sanger)
       Series 1990A
       1.17%, 01/07/04                                  19,200           19,200
 +@ Resource Recovery RB (Wadham
       Energy) Series 1987B
       1.12%, 01/07/04                                   3,100            3,100
 +@ Solid Waste Disposal RB (Agrifab)
       Series 2003
       1.20%, 01/07/04                                   2,900            2,900
 +@ Solid Waste Disposal RB (Alameda
       County Industries) Series 2000A
       1.20%, 01/07/04                                   4,075            4,075
 +@ Solid Waste Disposal RB (Athens
       Disposal Co) Series 1999A
       1.20%, 01/07/04                                   6,400            6,400
 +@ Solid Waste Disposal RB (Athens
       Disposal Company) Series 1995A
       1.20%, 01/07/04                                  13,020           13,020
 +@ Solid Waste Disposal RB (Athens
       Services) Series 2001A
       1.20%, 01/07/04                                   4,500            4,500
 +@ Solid Waste Disposal RB (Atlas
       Disposal Industries) Series
       1999A
       1.25%, 01/07/04                                   3,000            3,000
 +@ Solid Waste Disposal RB (BLT
       Enterprises of Sacramento)
       Series 1999A
       1.20%, 01/07/04                                   7,330            7,330
 +@ Solid Waste Disposal RB (Blue
       Line Transfer) Series 1999A
       1.20%, 01/07/04                                   4,500            4,500
 +@ Solid Waste Disposal RB (Blue
       Line Transfer) Series 2001A
       1.20%, 01/07/04                                   4,600            4,600
 +@ Solid Waste Disposal RB
       (Browning-Ferris Industries of
       California Inc) Series 1997A
       1.14%, 01/07/04                                  10,000           10,000
 +@ Solid Waste Disposal RB
       (Burrtec Waste Industries Inc.)
       Series 1998A
       1.70%, 01/07/04                                   1,270            1,270
 +@ Solid Waste Disposal RB
       (Burrtec Waste Industries)
       Series 1997B
       1.70%, 01/07/04                                   3,430            3,430
 +@ Solid Waste Disposal RB
       (CR&R Inc) Series 2002A
       1.25%, 01/07/04                                   3,900            3,900
 +@ Solid Waste Disposal RB
       (Cal-San) Series 1996B
       1.20%, 01/07/04                                   2,550            2,550
 +@ Solid Waste Disposal RB
       (California Waste Solutions)
       Series 2002A
       1.20%, 01/07/04                                   3,760            3,760
 +@ Solid Waste Disposal RB
       (Cheese & Protein
       International) Series 2001A
       1.32%, 01/07/04                                  10,000           10,000
 +@ Solid Waste Disposal RB (Cold
       Canyon Landfill) Series 1998A
       1.20%, 01/07/04                                   5,845            5,845
 +@ Solid Waste Disposal RB
       (Colmac Energy) Series
       1990A
       1.08%, 01/07/04                                   6,470            6,470


                                                         See financial notes. 11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ Solid Waste Disposal RB
       (Contra Costa Waste Service)
       Series 1995A
       1.20%, 01/07/04                                   2,300            2,300
 +@ Solid Waste Disposal RB (EDCO
       Disposal Corp) Series 1996A
       1.20%, 01/07/04                                  13,885           13,885
 +@ Solid Waste Disposal RB
       (Escondido Disposal/Jemco
       Equipment Corp.) Series 1998A
       1.70%, 01/07/04                                   7,845            7,845
 +@ Solid Waste Disposal RB (Federal
        Disposal Service) Series 2001A
        1.25%, 01/07/04                                   2,800           2,800
 +@ Solid Waste Disposal RB
       (Greenteam of San Jose)
       Series 2001A
       1.20%, 01/07/04                                  13,000           13,000
 +@ Solid Waste Disposal RB
       (Greenwaste of Tehama)
       Series 1999A
       1.25%, 01/07/04                                   2,060            2,060
 +@ Solid Waste Disposal RB
       (Madera Disposal Systems Inc)
       Series 1998A
       1.25%, 01/07/04                                   1,800            1,800
 +@ Solid Waste Disposal RB
       (Marborg Industries) Series
       2000A
       1.20%, 01/07/04                                   4,830            4,830
 +@ Solid Waste Disposal RB
       (Metropolitan Recycling Corp)
       Series 2000B
       1.25%, 01/07/04                                   4,160            4,160
 +@ Solid Waste Disposal RB
       (Mottra Corp) Series 2002A
       1.20%, 01/07/04                                   2,625            2,625
 +@ Solid Waste Disposal RB (Norcal
       Waste System) Series 2001
       1.20%, 01/07/04                                   8,740            8,740
 +@ Solid Waste Disposal RB (Norcal
       Waste System) Series 2002A
       1.20%, 01/07/04                                   6,000            6,000
 +@ Solid Waste Disposal RB (Norcal
       Waste Systems) Series 2003A
       1.30%, 01/07/04                                   4,000            4,000
 +@ Solid Waste Disposal RB (Orange
       Ave Disposal Co.) Series 2002A
       1.20%, 01/07/04                                   6,250            6,250
 +@ Solid Waste Disposal RB (Ratto
       Group of Companies) Series
       2001A
       1.20%, 01/07/04                                   4,340            4,340
 +@ Solid Waste Disposal RB (Sanco
       Services) Series 2002A
       1.70%, 01/07/04                                   4,000            4,000
 +@ Solid Waste Disposal RB (Santa
       Clara Valley Disposal) Series
       2001A
       1.20%, 01/07/04                                   6,110            6,110
 +@ Solid Waste Disposal RB (Santa
       Clara Valley Industries) Series
       1998A
       1.25%, 01/07/04                                   3,100            3,100
 +@ Solid Waste Disposal RB (Solag
       Disposal) Series 1997A
       1.25%, 01/07/04                                   2,400            2,400
 +@ Solid Waste Disposal RB
       (Specialty Solid Waste &
       Recycling) Series 2001A
       1.25%, 01/07/04                                   3,945            3,945
 +@ Solid Waste Disposal RB (Talco
       Plastics) Series 1997A
       1.22%, 01/07/04                                   3,925            3,925
 +@ Solid Waste Disposal RB
       (Tri-CED Community Recycling)
       Series 1998A
       1.22%, 01/07/04                                   1,770            1,770
 +@ Solid Waste Disposal RB (Valley
       Vista Services) Series 2003A
       1.20%, 01/07/04                                   2,350            2,350
 +@ Solid Waste Disposal RB (Waste
       Management ) Series 2003A
       1.30%, 01/07/04                                   5,500            5,500
 +@ Solid Waste Disposal RB (Waste
       Management) Series 2001A
       1.20%, 01/07/04                                   5,000            5,000
 +@ Solid Waste Disposal RB (West
       Valley MRF) Series 1997A
       1.70%, 01/07/04                                   4,560            4,560
 +@ Solid Waste Disposal RB (Zanker
       Road Landfill) Series 1999C
       1.25%, 01/07/04                                   6,370            6,370


12 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ Solid Waste Disposal Refunding
       RB (Waste Management)
       Series 2002A
       1.29%, 01/07/04                                  16,000           16,000

    CALIFORNIA PUBLIC WORKS BOARD
+~@ Lease RB Series 1997C
       (University of California) TOB
       Series 970503
       1.26%, 01/07/04                                  10,900           10,900
+~@ Lease RB Series 1999A TOB
       Series 1999F
       1.15%, 01/07/04                                   9,985            9,985
+~@ Refunding Lease RB (Dept of
       Corrections) Series 1993A
       TOB Series 2000D
       1.25%, 01/07/04                                   3,000            3,000

    CALIFORNIA SCHOOL CASH RESERVE
    PROGRAM AUTH
  + 2003 Pool Bonds Series A
       0.90%, 07/06/04                                  35,000           35,195
       1.05%, 07/06/04                                  50,000           50,241

    CALIFORNIA STATEWIDE
    COMMUNITIES DEVELOPMENT AUTH
 +@ COP (SVDP Management)
       Series 1998
       1.07%, 01/07/04                                   5,685            5,685
+~@ COP (Sutter Health Related
       Group) TOB Series 1999E
       1.15%, 01/07/04                                   5,000            5,000
 +@ IDRB (Biocol Investments)
       Series 1997B
       1.75%, 01/07/04                                   1,500            1,500
 +@ IDRB (Cowden Metal Stamping &
       Tooling) Series 1997A
       1.75%, 01/07/04                                   1,430            1,430
 +@ IDRB (Diamond Food Corp)
       Series 1991
       1.75%, 01/07/04                                     665              665
 +@ IDRB (Golden Valley Grape Juice
       & Wine) Series 1998
       1.20%, 01/07/04                                   1,050            1,050
 +@ IDRB (Integrated Rolling Co)
       Series 1999A
       1.35%, 01/07/04                                   1,900            1,900
 +@ IDRB (RL Group) Series 1998C
       1.20%, 01/07/04                                   1,715            1,715
+~@ Insured RB (Childrens Hospital
       Los Angeles) Series 2002B
       1.03%, 01/07/04                                   7,800            7,800
 +@ M/F Housing RB (Agave at Elk
       Grove Apts) Series 2003DD
       1.17%, 01/07/04                                  15,100           15,100
 +@ M/F Housing RB (Bay Vista at
       MeadowPark Apts) Series
       2003 NN-1
       1.18%, 10/15/04                                   7,500            7,500
 +@ M/F Housing RB (Creekside at
       MeadowPark Apts) Series
       2002HH
       1.30%, 01/07/04                                  15,000           15,000
 +@ M/F Housing RB (Cypress Villa
       Apts) Series 2000F
       1.30%, 01/07/04                                   4,725            4,725
 +@ M/F Housing RB (Dublin Ranch
       Senior Apts) Series 2003OO
       1.15%, 01/07/04                                  15,090           15,090
 +@ M/F Housing RB (Emerald
       Gardens Apts) Series 2000E
       1.30%, 01/07/04                                   7,320            7,320
 +@ M/F Housing RB (Fairway Family
       Apts) Series 2003PP
       1.15%, 01/07/04                                  30,000           30,000
 +@ M/F Housing RB (Kimberly
       Woods Apts) Series 1995B
       1.18%, 01/07/04                                  13,400           13,400
 +@ M/F Housing RB (Laurel Park
       Senior Apts) Series 2002H
       1.35%, 01/07/04                                   5,500            5,500
 +@ M/F Housing RB (Los Padres
       Apts) Series 2003E
       1.30%, 01/07/04                                  10,750           10,750
 +@ M/F Housing RB (Marlin Cove
       Apts) Series 2000V
       1.17%, 01/07/04                                   8,000            8,000
 +@ M/F Housing RB (Oakmont of
       Concord) Series 2002Q
       1.36%, 01/07/04                                  25,000           25,000
 +@ M/F Housing RB (Park David
       Senior Apts) Series 1999D
       1.30%, 01/07/04                                   8,220            8,220
 +@ M/F Housing RB (Plaza Club
       Apts) Series 1997A
       1.26%, 01/07/04                                  10,290           10,290


                                                         See financial notes. 13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ M/F Housing RB (Silvercrest
       Residence) Series 2003EEE
       1.20%, 01/07/04                                  13,130           13,130
 +@ M/F Housing RB (Valley Palms
       Apts) Series 2002C
       1.17%, 01/07/04                                  12,000           12,000
 +@ M/F Housing RB (Victoria Palm
       Villa Apts) Series 2003VV
       1.30%, 01/07/04                                  34,000           34,000
 +@ M/F Housing RB (Woodsong
       Apts) Series 1997B
       1.25%, 01/07/04                                   3,227            3,227
 +@ RB (Biola University) Series
       2002B
       1.10%, 01/07/04                                  22,600           22,600
 +@ RB (Elder Care Alliance) Series
       2000
       1.16%, 01/07/04                                  12,760           12,760
+~@ RB (Gemological Institute)
       Series 2001
       1.20%, 01/07/04                                  34,790           34,790
 +@ RB (Japanese American National
       Museum) Series 2000A
       1.25%, 01/07/04                                   4,700            4,700
 +@ RB (Jewish Federation Council
       of Greater Los Angeles)
       Series 2000A
       1.15%, 01/07/04                                   5,500            5,500
  @ RB (Kaiser Permanente) Series
       2001A
       1.38%, 01/07/04                                  19,000           19,000
  @ RB (Kaiser Permanente) Series
       2001B
       1.00%, 01/07/04                                  25,000           25,000
  @ RB (Kaiser Permanente) Series
       2002B
       1.19%, 01/07/04                                  17,000           17,000
  @ RB (Kaiser Permanente) Series
       2003A
       1.19%, 01/07/04                                   3,000            3,000
  @ RB (Kaiser Permanente) Series
       2003B
       1.19%, 01/07/04                                   8,400            8,400
 +@ RB (Laurence School) Series
       2003
       1.10%, 01/07/04                                   4,000            4,000
 +@ RB (Master's College) Series
       2002
       1.20%, 01/07/04                                  11,250           11,250
 +@ RB (National Public Radio)
       Series 2002
       1.15%, 01/07/04                                   7,800            7,800
 +@ Refunding RB (13th & I
       Associates) Series 1991
       1.75%, 01/07/04                                   4,400            4,400
    TRAN Series 2003 A-3
       1.01%, 06/30/04                                  27,000           27,131

    CARLSBAD
 +@ M/F Housing Refunding RB
       (Santa Fe Ranch Apts) Series
       1993A
       1.19%, 01/07/04                                  14,400           14,400

    CONTRA COSTA CNTY
 +@ M/F Mortgage RB (El Cerrito
       Royale) Series 1987A
       1.30%, 01/07/04                                   2,480            2,480

    DAVIS COMMUNITY FACILITIES
    DISTRICT 1992-2
 +@ Special Tax Bonds (East Davis
       Mace Ranch Area II) Series
       2000
       1.22%, 01/07/04                                   3,200            3,200

    DESERT SANDS UNIFIED SD
    2003 GO BAN
       0.82%, 06/30/04                                  52,000           52,238
       1.04%, 06/30/04                                  10,000           10,034

    DIAMOND BAR PUBLIC FINANCING
    AUTH
 +@ Lease RB (Community Center)
       Series 2002A
       1.20%, 01/07/04                                   9,755            9,755

    DUBLIN HOUSING AUTH
 +@ M/F Housing RB (Park Sierra
       At Iron Horse Trail) Series
       1998A
       1.12%, 01/07/04                                  14,900           14,900

    DUBLIN SAN RAMON SERVICE
    DISTRICT
+~@ Sewer Revenue COP Series
       2000
       1.18%, 01/07/04                                  15,400           15,400

    EAST BAY MUNICIPAL UTILITY DISTRICT
+~@ Water System Subordinated
       Refunding RB Series 2002A
       1.05%, 01/07/04                                  14,800           14,800


14 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
+~@ Water System Subordinated
       Refunding RB Series 2002B
       1.08%, 01/07/04                                   9,900            9,900
  ~ Water System TECP
       1.10%, 01/12/04                                  31,300           31,300
       1.03%, 01/22/04                                   9,000            9,000
       1.00%, 02/25/04                                  21,900           21,900
       1.05%, 03/11/04                                  30,000           30,000

    EASTERN MUNICIPAL WATER DISTRICT
+~@ Water & Sewer Revenue COP
       Series 2003B
       1.20%, 01/07/04                                  25,000           25,000

    EL CAJON REDEVELOPMENT AGENCY
 +@ M/F Housing RB (Park-Mollison
       & Madison Apts) Series 1998
       1.26%, 01/07/04                                   5,000            5,000

    EL CAMINO COMMUNITY COLLEGE
    DISTRICT
+~@ GO Bonds Series 2003A TOB
       Series 2003-12
       1.11%, 07/14/04                                  16,100           16,100

    EMERYVILLE REDEVELOPMENT
    AGENCY
 +@ M/F Housing RB (Bay St Apts)
       Series 2002A
       1.26%, 01/07/04                                  33,215           33,215

    FILLMORE PUBLIC FINANCING AUTH
 +@ RB Series 2003A (Central City
       Redevelopment Area)
       1.30%, 01/07/04                                  27,775           27,775

    FOOTHILL-DE ANZA COMMUNITY
    COLLEGE DISTRICT
 ~@ GO Bonds Series A TOB Series
       2000YY)
       1.15%, 01/07/04                                   9,985            9,985

    FRESNO COUNTY
    2003-04 TRAN
       0.90%, 06/30/04                                   7,000            7,038

    FRESNO IDA
 +@ IDRB (Keiser Corp.) Series 1997
       1.22%, 01/07/04                                   1,660            1,660

    GOLDEN EMPIRE SCHOOLS
    FINANCING AUTH
 +@ Lease RB (Kern High SD) Series
       2001
       1.12%, 01/07/04                                  10,600           10,600

    HAYWARD
+~@ M/F Housing RB (Shorewood
       Apts) Series 1984A
       1.20%, 01/07/04                                  19,700           19,700

    HAYWARD HOUSING AUTH
 +@ M/F Mortgage Refunding RB
       (Huntwood Terrace Apts) Series
       1993A
       1.28%, 01/07/04                                   5,365            5,365

    HERCULES PUBLIC FINANCING AUTH
 +@ Lease RB Series 2003A
       1.05%, 01/07/04                                   7,000            7,000

    HERCULES REDEVELOPMENT AGENCY
 +@ IDRB (Pro Media) Series 2000A
       1.20%, 01/07/04                                   2,500            2,500

    HUNTINGTON BEACH
 +@ M/F Housing RB (Five Points
       Seniors) Series 1991A
       1.26%, 01/07/04                                   9,500            9,500

    HUNTINGTON PARK REDEVELOPMENT
    AGENCY
 +@ M/F Housing RB (Casa Rita
       Apts) Series 1994A
       1.26%, 01/07/04                                   4,100            4,100

    IRVINE ASSESSMENT DISTRICT
+~@ Special Assessment District
       85-7-I Bonds
       1.12%, 01/07/04                                  20,000           20,000

    IRVINE UNIFIED SD
 +@ Special Tax Bonds (South Irvine
       Communities) Series 2003
       1.27%, 01/02/04                                   2,000            2,000

    KERN CNTY
    2003-04 TRAN
       0.92%, 06/30/04                                  25,000           25,132
 +@ COP Series 1986A
       1.10%, 01/07/04                                   2,200            2,200


                                                         See financial notes. 15

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    LODI
+~@ Electric System Revenue COP
       Series 2002A
       1.03%, 01/07/04                                  38,360           38,360

    LONG BEACH HARBOR FACILITIES
    CORP
 +~ Harbor RB Series 2002A
       0.97%, 05/14/04                                  13,095           13,240
 +~ Harbor RB Series 2002B
       4.00%, 05/15/04                                  56,560           58,143
  ~ Harbor TECP Series A
       0.95%, 01/08/04                                  17,250           17,250
       1.05%, 02/05/04                                  10,000           10,000

    LONG BEACH HOUSING AUTH
 +@ M/F Housing Refunding RB
       (Channel Point Apts) Series
       1998A
       1.25%, 01/07/04                                   7,000            7,000

    LONG BEACH UNIFIED SD
+~@ Capital Improvement Refinancing
       COP Series 2001
       1.25%, 01/07/04                                  30,965           30,965

    LOS ANGELES
+~@ GO Refunding Bonds Series
       1998A TOB Series PA-554
       1.25%, 01/07/04                                   3,150            3,150
 +@ M/F Housing RB (Beverly Park
       Apts) Series 1988A
       1.30%, 01/07/04                                  34,000           34,000
 +@ M/F Housing RB (Channel
       Gateway Apts) Issue 1989B
       1.30%, 01/07/04                                  67,700           67,700
 +@ M/F Housing RB (Fountain Park
       Phase II) Series 2000B
       1.09%, 01/07/04                                  33,615           33,615
 +@ M/F Housing RB (Fountain Park)
       Series 1999P
       1.09%, 01/07/04                                  37,300           37,300
 +@ M/F Housing RB (Studio Colony)
       Series 1985C
       1.25%, 01/07/04                                  15,521           15,521
 +@ M/F Housing RB Series 1985K
       1.15%, 01/07/04                                  12,455           12,455
 +@ M/F Housing Refunding RB
       (Tri-City) Series 2001I
       1.09%, 01/07/04                                   3,700            3,700
+~@ Wastewater System Subordinate
       Refunding RB Series 2003B
       TOB Series 234
       1.26%, 01/07/04                                  14,995           14,995
  ~ Wastewater System TECP
       0.92%, 01/15/04                                  20,000           20,000
       0.93%, 01/15/04                                   5,000            5,000
       1.04%, 01/20/04                                  34,000           34,000
       0.93%, 01/21/04                                  36,875           36,875

    LOS ANGELES AIRPORT DEPARTMENT
  + Los Angeles International Airport
       TECP Series A
       1.00%, 01/09/04                                   3,000            3,000
  + Los Angeles International Airport
       TECP Series B
       1.00%, 01/09/04                                   2,500            2,500

    LOS ANGELES CNTY
 +@ COP (LA County Museum of Art)
       Series 1985A
       1.10%, 01/07/04                                   1,100            1,100
 +@ COP (LA County Museum of Art)
       Series 1985B
       1.10%, 01/07/04                                   1,100            1,100
+~@ Pension Obligation Refunding
       RB Series 1996A
       1.03%, 01/07/04                                  16,000           16,000

    LOS ANGELES CNTY HOUSING AUTH
 +@ M/F Housing RB (Malibu Canyon
       Apts) Series 1985B
       1.23%, 01/07/04                                  28,520           28,520

    LOS ANGELES CNTY METROPOLITAN
    TRANSPORTATION AUTH
+~@ Sales Tax RB Series 1997A
       TOB Series 1998B
       1.15%, 01/07/04                                  23,830           23,830
+~@ Sales Tax Refunding RB Series
       1992A
       1.03%, 01/07/04                                   8,050            8,050
  + Second Subordinate Sales Tax
       Revenue TECP Series A
       0.93%, 01/08/04                                  25,267           25,267
+~@ Senior Sales Tax RB Series
       2001A TOB Series 2003-4
       1.10%, 01/07/04                                  12,600           12,600


16 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
+~@ Senior Sales Tax Refunding RB
       Series 2001B TOB Series
       20010504
       1.26%, 01/07/04                                  24,750           24,750

    LOS ANGELES COMMUNITY COLLEGE
    DISTRICT
  + GO Refunding Bonds Series
       2003A
       0.90%, 08/01/04                                  27,890           28,067

    LOS ANGELES COMMUNITY
    REDEVELOPMENT AGENCY
 +@ M/F Housing RB (Metropolitan
       Lofts Apts) Series 2002A
       1.33%, 01/07/04                                  17,750           17,750
 +@ M/F Housing Refunding RB
       (Promenade Towers) Series
       2000
       1.20%, 01/07/04                                  39,600           39,600

    LOS ANGELES CONVENTION &
    EXHIBITION CENTER AUTH
+~@ Refunding Lease RB Series
       2003B2
       0.97%, 01/07/04                                   4,000            4,000
+~@ Refunding Lease RB Series
       2003E
       0.97%, 01/07/04                                  41,700           41,700

    LOS ANGELES COUNTY CAPITAL
    ASSET LEASING CORP
  + Lease Revenue TECP
       0.93%, 01/12/04                                  17,500           17,500
       0.93%, 01/20/04                                   6,000            6,000
       1.05%, 03/11/04                                   9,400            9,400

    LOS ANGELES COUNTY SCHOOLS
    POOLED FINANCING PROGRAM
  + 2003-04 Pooled TRAN COP
       Series A
       0.92%, 06/30/04                                   12,000           12,049

    LOS ANGELES DEPT. OF WATER AND
    POWER
 ~@ Electric Plant RB Series 2000
       TOB Series 2000-370
       1.23%, 01/07/04                                  11,620           11,620
 ~@ Power System RB Series
       2001B-1
       1.20%, 01/07/04                                  36,300           36,300
 ~@ Power System RB Series
       2001B-2
       1.06%, 01/07/04                                  35,300           35,300
+~@ Power System RB Series 2001A
       TOB Series 20010503
       1.26%, 01/07/04                                  24,750           24,750
+~@ Power System RB Series
       2001A-1 TOB Series 184
       1.26%, 01/07/04                                  15,000           15,000
 ~@ Power System RB Series
       2001A-1 TOB Series PA-1087
       1.27%, 01/07/04                                   7,120            7,120
+~@ Water System RB Series 2001A
       TOB Series 2001-754
       1.23%, 01/07/04                                  12,707           12,707
+~@ Water Works RB Series 1999
       TOB Series 1999I
       1.15%, 01/07/04                                  22,090           22,090

    LOS ANGELES HARBOR DEPARTMENT
  ~ TECP Series B
       0.95%, 01/27/04                                  22,192           22,192
       1.10%, 02/10/04                                  11,194           11,194

    LOS ANGELES UNIFIED SD
+~@ GO Bonds Series 1999C TOB
       Series 1999-7
       1.14%, 01/07/04                                  15,400           15,400
+~@ GO Bonds Series 2003A TOB
       Series PT-1730
       1.25%, 01/07/04                                  30,000           30,000

    LOS ANGELES WASTEWATER SYSTEM
+~@ RB Series 1998A TOB Series
       1998-25
       1.16%, 01/07/04                                  17,000           17,000
+~@ Refunding RB Series 2002A
       TOB Series 2002J
       1.13%, 01/07/04                                  12,245           12,245
+~@ Subordinate Refunding RB
       Series 2001A
       1.15%, 12/09/04                                  30,000           30,000
+~@ Subordinate Refunding RB
       Series 2001B
       1.15%, 12/09/04                                  24,600           24,600
+~@ Subordinate Refunding RB
       Series 2001C
       1.15%, 12/09/04                                  24,065           24,065


                                                         See financial notes. 17

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
+~@ Subordinate Refunding RB
       Series 2001D
       1.15%, 12/09/04                                   7,550            7,550

    LOS RIOS COMMUNITY COLLEGE
    DISTRICT
       2003-04 TRAN
       1.03%, 11/06/04                                  21,000           21,171

    M-S-R PUBLIC POWER AGENCY
+~@ Subordinate Lien RB (San Juan)
       Series 1997D
       1.25%, 01/07/04                                   2,500            2,500
+~@ Subordinate Lien RB (San Juan)
       Series 1997E
       1.20%, 01/07/04                                   5,000            5,000

    MADERA CNTY
 +@ Lease RB (Madera Municipal
       Golf Course Refinancing)
       Series 1993
       1.20%, 01/07/04                                   3,150            3,150

    MARTINEZ
 +@ M/F Housing Refunding RB
       (Muirwood Garden Apts) Series
       2003A
       1.12%, 01/07/04                                   6,800            6,800

    MODESTO CITY SD
  + GO Refunding Bonds Series
       2003
       0.95%, 08/01/04                                   2,115            2,140

    MODESTO HIGH SD
  + GO Refunding Bonds Series
       2003
       0.95%, 08/01/04                                   2,000            2,024

    MOUNT SAN JACINTO WINTER PARK
       AUTH
 +@ COP (1998 Palm Springs Aerial
       Tramway)
       1.25%, 01/07/04                                   7,600            7,600
 +@ COP (Palm Springs Aerial
       Tramway) Series 2000B
       1.25%, 01/07/04                                   2,900            2,900

    NORTHERN CALIFORNIA POWER
    AGENCY
+~@ Hydroelectric Project #1
       Refunding RB Series 2003A
       1.11%, 01/07/04                                   9,500            9,500

    NORTHERN CALIFORNIA TRANSMISSION
    AGENCY
+~@ Transmission Project Refunding
       RB Series 2002A
       1.06%, 01/07/04                                   9,800            9,800

    OAKLAND
       2003-2004 TRAN
       0.93%, 07/29/04                                  38,160           38,392
+~@ Insured RB (180 Harrison
       Foundation) Series 1999A
       TOB Series 2000M
       1.15%, 01/07/04                                   4,500            4,500

    OCEANSIDE
 +@ M/F Mortgage RB (Riverview
       Springs Apts) Series 1990A
       1.26%, 01/07/04                                  12,470           12,470

    ORANGE CNTY
 +@ Apartment Development RB
       (Jess L. Frost) Series 1985B
       1.12%, 01/07/04                                  10,200           10,200
 +@ Apartment Development RB
       Issue 1985U (Hon
       Development Corp) Series C
       1.23%, 01/07/04                                  13,300           13,300
 +@ Apartment Development
       Refunding RB (Vintage Woods)
       Series 1998H
       1.25%, 01/07/04                                  10,000           10,000
 +@ Apartment Development
       Refunding RB (WLCO LF
       Partners) Series 1998G
       1.25%, 01/07/04                                  14,100           14,100
 +@ Apartment Development
       Refunding RB (Pointe Niguel)
       Series 1992C
       1.20%, 01/07/04                                  19,300           19,300
 +@ COP (Florence Crittenton
       Services) Series 1990
       1.11%, 01/07/04                                   5,500            5,500

    ORANGE CNTY
 +@ Apartment Development
       Refunding RB (Villa La Paz)
       Series 1998F
       1.20%, 01/07/04                                  15,900           15,900


18 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ Apartment Development
       Refunding RB (Villas Aliento)
       Series 1998E
       1.20%, 01/07/04                                   4,500            4,500

    ORANGE CNTY LOCAL TRANSP AUTH
  + Sales Tax Revenue TECP
       1.00%, 02/13/04                                  42,000           42,000

    ORANGE CNTY SANITATION DISTRICT
+~@ Refunding COP Series 1992
       1.20%, 01/07/04                                  15,300           15,300
 ~@ Refunding COP Series 2000B
       1.27%, 01/02/04                                   2,800            2,800

    ORANGE COUNTY HOUSING AUTH
 +@ Apartment Development RB
       (Lantern Pines) Series 1985CC
       1.15%, 01/07/04                                  14,700           14,700

    OXNARD FINANCING AUTH
+~@ Lease RB Series 2003B
       1.20%, 01/07/04                                  14,750           14,750

    PALO ALTO UNIFIED SD
 ~@ GO Bonds Series B TOB Series
       1997R
       1.15%, 01/07/04                                   6,000            6,000

    PASADENA
+~@ COP (City Hall & Park
       Improvements) Series 2003
       1.20%, 01/07/04                                  35,290           35,290

    PENINSULA CORRIDOR JOINT POWERS
    BOARD
       Grant Anticipation Notes 2003D
       1.15%, 11/19/04                                  12,000           12,023

    PERALTA COMMUNITY COLLEGE
    DISTRICT
       BAN Series 2003
       1.12%, 03/04/04                                  28,500           28,501

    PETALUMA COMMUNITY
    DEVELOPMENT COMMISSION
 +@ M/F Housing RB (Oakmont)
       Series 1996A
       1.35%, 01/07/04                                   3,450            3,450

    PINOLE REDEVELOPMENT AGENCY
 +@ M/F Housing RB (East Bluff
       Apts) Series 1998A
       1.35%, 01/07/04                                   4,959            4,959

    PLEASANT HILL
 +@ M/F Mortgage RB (Brookside
       Apts) Series 1988A
       1.08%, 01/07/04                                   4,500            4,500

    PLEASANTON
 +@ M/F Housing RB (Busch Senior
       Housing) Series 2003A
       1.17%, 01/07/04                                  13,360           13,360

    PORT OF OAKLAND
+~@ RB Series 2000K TOB Series
       2000JJ
       1.20%, 01/07/04                                  15,000           15,000
+~@ RB Series 2000K TOB Series
       PA-663R
       1.29%, 01/07/04                                   8,415            8,415

    RANCHO CALIFORNIA WATER DISTRICT
    FINANCING AUTH
+~@ RB Series 2001B
       1.05%, 01/07/04                                   7,800            7,800

    REDWOOD CITY
 +@ COP (City Hall) Series 1998
       1.25%, 01/07/04                                   2,195            2,195

    RIVERSIDE CNTY HOUSING AUTH
 +@ M/F Housing RB (Victoria
       Springs Apts) Series 1989C
       1.26%, 01/07/04                                   9,000            9,000
 +@ M/F Housing RB (Briarwood
       Apts) Series 1985C
       1.12%, 01/07/04                                   4,500            4,500
 +@ M/F Housing Refunding RB
       (Tyler Springs Apts) Series
       1999C
       1.12%, 01/07/04                                   8,300            8,300

    RIVERSIDE CNTY IDA
 +@ IDRB (Cal-Mold) Series 1997
       1.50%, 01/07/04                                   3,070            3,070

    ROSEVILLE ELECTRIC SYSTEM
+~@ Electric System Revenue COP
       Series 2002
       1.18%, 01/07/04                                  30,365           30,365

    ROSEVILLE JOINT UNION HIGH SD
+~@ COP Series 2003
       1.10%, 01/07/04                                   6,300            6,300


                                                         See financial notes. 19

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    SACRAMENTO CNTY
       2003-2004 TRAN Series A
       0.95%, 07/30/04                                  77,000           77,463
 +@ COP (Administration Center &
       Courthouse) Series 1990
       1.25%, 01/07/04                                   7,665            7,665
 +@ Special Facilities Airport RB
       (Cessna Aircraft Co) Series
       1998
       1.25%, 01/07/04                                   3,300            3,300

    SACRAMENTO CNTY HOUSING AUTH
 +@ M/F Housing RB (Carlton Plaza
       Senior Apts) Series 2003E
       1.31%, 01/07/04                                  14,000           14,000
 +@ M/F Housing RB (Hidden Oaks
       Apts) Series 1999C
       1.30%, 01/07/04                                   6,300            6,300
 +@ M/F Housing Refunding RB
       (Chesapeake Commons Apts)
       Series 2001C
       1.26%, 01/07/04                                  28,000           28,000

    SACRAMENTO CNTY SANITATION
    DISTRICT
 ~@ RB Series 2000A TOB Series
       2000-366
       1.23%, 01/07/04                                  12,445           12,445
 ~@ RB Series 2000A TOB Series
       PA-694R
       1.25%, 01/07/04                                   6,090            6,090

    SACRAMENTO HOUSING AUTH
 +@ M/F Housing RB (St. Anton
       Building Apts) Series 2003I
       1.15%, 01/07/04                                   8,000            8,000

    SACRAMENTO REDEVELOPMENT
    AGENCY
 +@ M/F Housing RB (18th & L
       Apts) Series 2002E
       1.30%, 01/07/04                                  10,525           10,525

    SALINAS
 +@ Apartment Development RB
       (Mariner Village) Series 1985B
       1.20%, 01/07/04                                   2,825            2,825

    SAN DIEGO HOUSING AUTH
 +@ M/F Housing RB (La Cima Apts)
       Series 1985K
       1.20%, 01/07/04                                   9,140            9,140
 +@ M/F Housing RB (Nobel Court
       Apts) Series 1985L
       1.20%, 01/07/04                                  15,815           15,815
 +@ M/F Mortgage Refunding RB
       (Creekside Villa Apts) Issue
       1999B
       1.26%, 01/07/04                                   6,000            6,000

    SAN DIEGO UNIFIED SD
       2003-2004 TRAN Series A
       1.00%, 06/30/04                                  10,900           10,953
+~@ GO Bonds Series 2002D TOB
       Series 2002-28
       1.10%, 05/12/04                                  12,280           12,280
+~@ GO Bonds Series 2003E TOB
       Series 2003-26
       1.10%, 01/07/04                                  20,165           20,165

    SAN FRANCISCO AIRPORTS
    COMMISSION
+~@ Second Series RB Series 18B
       TOB Series 2000-476
       1.23%, 01/07/04                                  16,255           16,255
+~@ Second Series RB Series 24A
       TOB Series PA-662
       1.33%, 01/07/04                                  12,670           12,670

    SAN FRANCISCO CITY & CNTY
 +@ M/F Housing Refunding RB (City
       Heights Apts) Series 1997A
       1.18%, 01/07/04                                  16,800           16,800
 +@ M/F Housing Refunding RB
       (Post St Towers) Series 2000A
       1.15%, 01/07/04                                  17,000           17,000

    SAN FRANCISCO CITY & CNTY
    FINANCE CORPORATION
+~@ Lease RB (Moscone Center
       Expansion) Series 2000-1
       1.25%, 01/07/04                                  10,000           10,000
+~@ Lease RB (Moscone Center
       Expansion) Series 2000-2
       1.18%, 01/07/04                                  11,000           11,000

    SAN FRANCISCO CITY & CNTY
    REDEVELOPMENT AGENCY
 +@ Community Facilities District #4
       RB (Mission Bay North) Series
       2002-North
       1.07%, 01/07/04                                  23,440           23,440


20 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
 +@ M/F Housing RB (3rd & Mission)
       Series 1999C
       1.25%, 01/07/04                                  21,500           21,500
 +@ M/F Housing RB (Ocean Beach
       Apts) Series 2001B
       1.20%, 01/07/04                                   4,335            4,335
 +@ M/F Housing Refunding RB
       (Fillmore Center) Series
       1992A2
       1.07%, 01/07/04                                   3,750            3,750

    SAN JOAQUIN CNTY TRANSPORTATION
    AUTH
  + Sales Tax Revenue TECP
       0.93%, 03/11/04                                  19,000           19,000
       0.93%, 03/12/04                                  23,000           23,000

    SAN JOSE
+~@ GO Bonds Series 2002
       (Libraries, Parks & Public
       Safety) TOB Series 2001-760
       1.23%, 01/07/04                                  11,223           11,223
 +@ M/F Housing RB (Almaden
       Family Apts) Series 2003D
       1.30%, 01/07/04                                   5,000            5,000
 +@ M/F Housing RB (Almaden
       Lake Village Apts) Series
       1997A
       1.26%, 01/07/04                                  15,900           15,900
 +@ M/F Housing RB (Betty Anne
       Gardens Apts), Series 2002A
       1.14%, 01/07/04                                  11,000           11,000
 +@ M/F Housing RB (El Paseo
       Apts) Series 2002B
       1.14%, 01/07/04                                   5,000            5,000
 +@ M/F Housing RB (Siena at
       Renaissance Square Apts)
       Series 1996A
       1.30%, 01/07/04                                  21,500           21,500

    SAN JOSE FINANCING AUTHORITY
+~@ Lease RB (Hayes Mansion
       Phase III) Series 2001D
       1.07%, 01/07/04                                  10,800           10,800

    SAN JOSE REDEVELOPMENT AGENCY
 +@ M/F Housing RB (101 San
       Fernando Apts) Series 1998A
       1.20%, 01/07/04                                  38,000           38,000
 +@ RB (Merged Area Redevelopment)
       Series 1996B
       1.15%, 01/07/04                                   6,000            6,000
+~@ Tax Allocation Bonds (Merged
       Area Redevelopment) Series
       1993 TOB Series 158
       1.24%, 01/07/04                                  30,095           30,095

    SAN JUAN UNIFIED SD
       2003-04 TRAN
       1.03%, 11/06/04                                  40,000           40,326

    SAN MARCOS REDEVELOPMENT
    AGENCY
 +@ M/F Housing RB (Grandon
       Village) Series 2002A
       1.12%, 01/07/04                                  13,500           13,500

    SANGER PUBLIC FINANCE AUTHORITY
 +@ Refunding RB (Utility System)
       Series 2002A
       1.20%, 01/07/04                                  10,000           10,000

    SANTA BARBARA CNTY
       2003-2004 TRAN Series A
       0.80%, 07/23/04                                  11,000           11,073

    SANTA CLARA
+~@ Electric RB Series 1985C
       1.20%, 01/07/04                                  15,800           15,800

    SANTA CLARA CNTY
 +@ M/F Housing Refunding RB
       (Briarwood Apts) Series 1996B
       1.25%, 01/07/04                                  12,400           12,400
 +@ M/F Housing Refunding RB
       (Grove Garden Apts) Series
       1997A
       1.25%, 01/07/04                                  14,000           14,000

    SANTA CLARA VALLEY WATER DISTRICT
+~@ Refunding & Improvement COP
       Series 1994A TOB Series
       2000-411
       1.23%, 01/07/04                                  15,120           15,120

    SANTA CRUZ CNTY
       Santa Cruz County, California
       2003/2004 Tax and Revenue
       Anticipation Notes
       1.11%, 07/01/04                                  15,400           15,467

    SANTA FE SPRINGS IDA
 +@ IDRB (Tri-West) Series 1983
       1.15%, 02/02/04                                   4,000            4,000


                                                         See financial notes. 21

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    SANTA ROSA HOUSING AUTH
 +@ M/F Housing RB (Apple Creek
       Apts) Series 1985E
       1.15%, 01/07/04                                  17,140           17,140
 +@ M/F Housing RB (Quail Run
       Apts) Series 1997A
       1.35%, 01/07/04                                   4,710            4,710

    SONOMA CNTY
    2003-04 TRAN
       0.99%, 09/30/04                                  60,000           60,446

    SOUTH COAST LOCAL EDUCATION
    AGENCIES
       Pooled TRAN Participations
       Series 2003A
       1.03%, 06/30/04                                  10,000           10,047

    SOUTH PLACER WASTEWATER AUTH
+~@ Wastewater RB Series B
       1.18%, 01/07/04                                  29,500           29,500

    SOUTH SAN FRANCISCO
 +@ M/F Housing RB Series 1987A
       (Magnolia Plaza Apts)
       1.17%, 01/07/04                                   5,500            5,500

    SOUTHERN CALIFORNIA HOME
    FINANCING AUTH
 ~@ S/F Mortgage RB Draw Down
       Series 2002 TOB Series
       PT-629
       1.33%, 01/07/04                                  28,350           28,350

    SOUTHERN CALIFORNIA METROPOLITAN
    WATER DISTRICT
 ~@ Water RB Series 1997B
       1.20%, 01/07/04                                  15,700           15,700
 ~@ Water RB Series 1997C
       1.25%, 01/07/04                                  15,000           15,000
 ~@ Water RB Series 1999A TOB
       Series 19990
       1.15%, 01/07/04                                  18,500           18,500
 ~@ Water RB Series 1999C
       1.25%, 01/07/04                                   4,100            4,100
 ~@ Water RB Series 2000 B-1
       1.27%, 01/02/04                                   4,700            4,700
 ~@ Water RB Series 2000 B-2
       1.05%, 01/07/04                                   2,850            2,850
+~@ Water Refunding RB Series
       1996A
       1.20%, 01/07/04                                  16,800           16,800
 ~@ Water Refunding RB Series
       2001 B-1
       1.18%, 01/07/04                                  45,100           45,100
 ~@ Water Refunding RB Series
       2001 B-2
       1.18%, 01/07/04                                  15,500           15,500
 ~@ Water Refunding RB Series
       2002A
       1.25%, 01/07/04                                   8,900            8,900
 ~@ Water Refunding RB Series
       2003 C-1
       1.15%, 01/07/04                                   6,500            6,500
 ~@ Water Refunding RB Series
       2003 C-2
       1.15%, 01/07/04                                  10,000           10,000
 ~@ Water Refunding RB Series
       2003 C-3
       1.15%, 01/07/04                                  12,000           12,000

    SOUTHERN CALIFORNIA PUBLIC
    POWER AUTH
+~@ Power Project Subordinate
       Refunding RB (Palo Verde)
       Series 1996B
       1.03%, 01/07/04                                   1,100            1,100
+~@ Subordinate Refunding RB
       (Southern Transmission) Series
       2000A
       1.10%, 01/07/04                                   6,500            6,500
+~@ Subordinate Refunding RB
       (Southern Transmission) Series
       2001A
       1.10%, 01/07/04                                  16,795           16,795
 +@ Transmission Project Subordinate
       Refunding RB Series 1991
       1.03%, 01/07/04                                  13,500           13,500

    STANISLAUS CNTY
       2003-04 TRAN
       0.99%, 10/14/04                                  45,000           45,353

    STOCKTON
 +@ Arch Road East Community
       Facilities District No. 99-02
       Special Tax Bonds Series 1999
       1.22%, 01/07/04                                   1,430            1,430

    SUNNYVALE
+~@ COP (Government Center Site
       Acquisition) Series 2001A
       1.20%, 01/07/04                                  13,280           13,280


22 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    UNION CITY
 +@ M/F Housing Refunding RB
       (Greenhaven Apts) Series
       1997A
       1.25%, 01/07/04                                  10,975           10,975

    UNIVERSITY OF CALIFORNIA
+~@ General RB Series 2003A TOB
       Series PT-872
       1.25%, 01/07/04                                   8,265            8,265
 ~@ RB (Multiple Purpose) Series K
       TOB Series 20000504
       1.26%, 01/07/04                                  19,430           19,430
+~@ RB (Multiple Purpose) Series O
       TOB Series 2001-762
       1.23%, 01/07/04                                   7,495            7,495
       TECP Series A
       1.05%, 01/08/04                                  13,545           13,545
       0.90%, 01/22/04                                  25,200           25,200

    VALLECITOS WATER DISTRICT
 +@ Water Revenue COP (Twin Oaks
       Reservoir) Series 1998
       1.10%, 01/07/04                                  18,700           18,700

    VENTURA CNTY
       2003-04 TRAN
       0.90%, 07/01/04                                  25,000           25,074

    VERNON ELECTRIC SYSTEM
 +@ Electric System RB (Malburg
       Generating Station) Series
       2003A
       1.20%, 01/07/04                                  11,000           11,000

    VICTOR VALLEY COMMUNITY
    COLLEGE DISTRICT
 +@ COP Series 1997
       1.18%, 01/07/04                                  53,450           53,450

    VISTA IDA
 +@ IDRB (Desalination Systems)
       Series 1995
       1.17%, 01/07/04                                   4,240            4,240

    WEST SACRAMENTO COMMUNITY
    FACILITIES DISTRICT #6
 +@ Special Tax Bonds Series 1997A
       1.72%, 01/07/04                                   3,635            3,635

    WESTERN MUNICIPAL WATER DISTRICT
    FACILITIES AUTH
+~@ RB Series 2002A
       1.10%, 01/07/04                                  20,400           20,400

    WESTERN PLACER UNIFIED SD
  + COP (School Facilities) Series
       2003
       1.25%, 01/07/04                                   9,000            9,000

    WESTMINISTER REDEVELOPMENT
    AGENCY
 +@ M/F Housing RB (Brookhurst
       Royale Senior Assisted Living)
       Series 2000A
       1.75%, 01/07/04                                   7,700            7,700

    WESTMINSTER
+~@ COP (Civic Center Refunding)
       Series 1998A
       1.25%, 01/07/04                                   3,610            3,610

    WESTMINSTER REDEVELOPMENT
    AGENCY
+~@ Commercial Redevelopment
       Project No. 1 Tax Allocation
       Refunding RB Series 1997
       1.25%, 01/07/04                                   8,960            8,960
                                                                     ----------
                                                                      7,070,457
    PUERTO RICO 1.7%

    GOVERNMENT DEVELOPMENT BANK
    OF PUERTO RICO
    TECP Series 1997
       1.05%, 03/10/04                                  12,812           12,812

    PUERTO RICO
+~@ Public Improvement & Refunding
       Bonds Series 2000 TOB
       Series 3
       1.11%, 01/07/04                                   2,315            2,315
+~@ Public Improvement Bonds Series
       2001A TOB Series 2001R
       1.13%, 01/07/04                                   4,435            4,435
+~@ Public Improvement Bonds Series
       2001B TOB Series 204
       1.26%, 01/07/04                                   7,295            7,295
+~@ Public Improvement Refunding
       Bonds Series 2001A TOB
       Series 232
       1.26%, 01/07/04                                  14,995           14,995
+~@ Public Improvement Refunding
       Bonds Series 2002A TOB
       Series 124
       1.35%, 01/07/04                                   4,995            4,995


                                                         See financial notes. 23

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                   FACE AMOUNT       VALUE
    RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)
    PUERTO RICO ELECTRIC POWER AUTH
+~@ Power RB Series HH TOB Series 147
       1.26%, 01/07/04                                   5,000            5,000
+~@ Power RB Series HH TOB Series 164
       1.26%, 01/07/04                                   6,565            6,565
+~@ Power RB Series II TOB Series
       20025101
       1.28%, 01/07/04                                   7,405            7,405

    PUERTO RICO HFC
+~@ M/F Mortgage RB Portfolio A
       Series I TOB Series 97C5101
       1.14%, 01/07/04                                   5,015            5,015
+~@ M/F Mortgage RB Portfolio A
       Series I TOB Series 97C5102
       1.14%, 01/07/04                                   6,965            6,965

    PUERTO RICO HIGHWAY AND
    TRANSPORTATION AUTH
+~@ Highway RB Series Y TOB
       Series 66
       1.14%, 01/07/04                                   8,600            8,600
+~@ Highway Refunding RB Series
       AA TOB Series 227)
       1.26%, 01/07/04                                   3,995            3,995
+~@ Subordinated Transportation RB
       Series 2003 TOB Series 247
       1.26%, 01/07/04                                   4,180            4,180
+~@ Transportation RB Series 2000B
       TOB Series 2000FFF
       1.15%, 01/07/04                                   4,965            4,965

    PUERTO RICO INFRASTRUCTURE
    FINANCING AUTH
 ~@ Special Obligation Bonds Series
       2000A TOB Series 20005101
       1.26%, 01/07/04                                  20,000           20,000
+~@ Special Tax RB Series 1997A
       PA-498
       1.22%, 01/07/04                                   3,290            3,290
                                                                     ----------
                                                                        122,827

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


24 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                           $    7,193,284 a
Cash                                                                       321
Receivables:
   Fund shares sold                                                     28,517
   Interest                                                             22,795
Prepaid expenses                                                +           45
                                                                ---------------
TOTAL ASSETS                                                         7,244,962

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 14,049
   Dividends to shareholders                                               271
   Investment adviser and administrator fees                                65
   Transfer agent and shareholder service fees                              66
Accrued expenses                                                +          319
                                                                ---------------
TOTAL LIABILITIES                                                       14,770

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        7,244,962
TOTAL LIABILITIES                                              -       14,770
                                                               ---------------
NET ASSETS                                                     $    7,230,192

NET ASSETS BY SOURCE
Capital received from investors                                     7,231,655
Net realized capital losses                                            (1,463)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                                 SHARES
SHARE CLASS                  NET ASSETS     /    OUTSTANDING    =         NAV
Sweep Shares                 $4,169,448            4,170,777            $1.00
Value Advantage Shares       $3,060,744            3,060,993            $1.00

a  Unless stated, all numbers x 1,000.

   The amortized cost for the fund's securities was $7,193,284. During the reporting period, the fund had $1,493,442 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
------------------------------------------------------
COST BASIS OF PORTFOLIO                  $  7,193,284

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount:
               2008                              $955
               2011                      +        508
                                         -------------
                                               $1,463


                                                         See financial notes. 25

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $80,064

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                   (322)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                25,713 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          18,471 b
   Value Advantage Shares                                                 6,943 b
Trustees' fees                                                               53 c
Custodian and portfolio accounting fees                                     570
Professional fees                                                            42
Registration fees                                                            69
Shareholder reports                                                         236
Other expenses                                                     +         50
                                                                   -------------
Total expenses                                                           52,147
Expense reduction                                                  -     11,264 d
                                                                   -------------
NET EXPENSES                                                             40,883

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  80,064
NET EXPENSES                                                       -     40,883
                                                                   -------------
NET INVESTMENT INCOME                                                    39,181
NET REALIZED LOSSES                                                +       (322)
                                                                   -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $38,859

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Sweep Shares                                 0.25
  Value Advantage Shares                       0.05

  SHAREHOLDER SERVICES:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Sweep Shares                                 0.20
  Value Advantage Shares                       0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $10,033 from the investment adviser (CSIM) and $1,231 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Sweep Shares                                 0.65
  Value Advantage Shares                       0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


26 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------------
                                               1/1/03-12/31/03       1/1/02-12/31/02
Net investment income                                  $39,181               $59,336
Net realized gains or losses                 +            (322)                  419
                                             ----------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  38,859                59,755

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                            18,595                31,864
Value Advantage Shares                       +          20,586                27,472
                                             ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME              39,181                59,336 a

TRANSACTIONS IN FUND SHARES                                                          b
-------------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                        13,539,485            12,462,311
Value Advantage Shares                       +       3,354,779             3,283,142
                                             ----------------------------------------
TOTAL SHARES SOLD                                   16,894,264            15,745,453

SHARES REINVESTED
Sweep Shares                                            18,322                31,365
Value Advantage Shares                       +          19,098                26,012
                                             ----------------------------------------
TOTAL SHARES REINVESTED                                 37,420                57,377

SHARES REDEEMED
Sweep Shares                                      (13,443,811)          (12,335,422)
Value Advantage Shares                       +     (3,394,287)           (2,791,080)
                                             ----------------------------------------
TOTAL SHARES REDEEMED                             (16,838,098)          (15,126,502)

NET TRANSACTIONS IN FUND SHARES                         93,586               676,328 c

NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period                                  7,136,928             6,460,181
Total increase                               +          93,264               676,747 d
                                             ----------------------------------------
END OF PERIOD                                       $7,230,192            $7,136,928

Unless stated, all numbers x 1,000.

a UNAUDITED

  The fund hereby designates 100% of its dividends for the current report period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 27

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
    Schwab Money Market Fund
    Schwab Government Money Fund
    Schwab U.S. Treasury Money Fund
    Schwab Value Advantage Money Fund(R)
    Schwab Municipal Money Fund
    Schwab California Municipal Money Fund
    Schwab New York Municipal Money Fund
    Schwab New Jersey Municipal Money Fund
    Schwab Pennsylvania Municipal Money Fund
    Schwab Florida Municipal Money Fund
    Schwab Massachusetts Municipal Money Fund
    Schwab Institutional Advantage Money Fund(R)
    Schwab Retirement Money Fund(R)
    Schwab Government Cash Reserves

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab California Municipal Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chair, Trustee:               Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                  Family of Funds, 1989;        Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                         Investments, 1991;            Schwab Investment Management, Inc.; Chair, Charles Schwab
                         Capital Trust, 1993;          Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                         Annuity Portfolios, 1994.     Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                       (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                       University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                       Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                       Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                       Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                       Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                       (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                       Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1         Trustee:2003                  Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                    (all trusts)                Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                       Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1       Trustee: 2002                 EVP, Asset Management Products and Services, Charles Schwab & Co., Inc.
2/22/55                    (all trusts).               Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES


NAME AND BIRTHDATE       TRUSTEE OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          President, CEO                President, CEO, Charles Schwab Investment Management, Inc; EVP,
7/25/54                  (all trusts).                 Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds PLC,
                                                       Charles Schwab Asset Management (Ireland) Ltd. Until 9/02: President, CIO,
                                                       American Century Investment Management; Director, American Century Cos., Inc.
                                                       Until 6/01: CIO, Fixed Income, American Century Cos., Inc. Until 1997: SVP,
                                                       Director, Fixed Income and Quantitative Equity Portfolio Management,
                                                       Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG            Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The Charles
3/7/51                   Financial Officer             Schwab Trust Co.; Director, Charles Schwab Asset Management (Ireland) Ltd.,
                         (all trusts).                 Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer                       Management, Inc.; CIO, The Charles Schwab Trust Co.
                         (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary                     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab Investment
3/13/61                  (all trusts).                 Management, Inc. Until 6/98: Branch Chief in Enforcement, U.S. Securities
                                                       and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                                America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                       (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                       (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                       Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                       University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                       Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing and consulting). Until
9/23/31                  Investments, 1991;            1999: EVP, Managing Director, Grey Advertising.
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                               Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                       Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                       Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;            services and investment advice).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                       (investments -- Netherlands), Cooper Industries (electrical products);
                                                       Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;            Chair, CEO, North American Trust (real estate investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                  Investments, 1991;            investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters FUND(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
SchwabFunds
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG26569

SCHWAB MONEY FUNDS

      ANNUAL REPORT
      December 31, 2003

      Schwab Money Market Fund

      Schwab Government
      Money Fund

      Schwab U.S. Treasury
      Money Fund

      Schwab Value Advantage
      Money Fund(R)


                                                           [CHARLES SCHWAB LOGO]

   IN THIS REPORT

     Management's Discussion ...............................................   2
        The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

        Performance and Fund Facts ...........   4

     Schwab Money Market Fund
        Ticker Symbol: SWMXX

        Financial Statements .................   5

     Schwab Government Money Fund
        Ticker Symbol: SWGXX

        Financial Statements .................  20

     Schwab U.S. Treasury Money Fund
        Ticker Symbol: SWUXX

        Financial Statements .................  26

     Schwab Value Advantage Money Fund(R)
        Investor Shares: SWVXX
        Select Shares(R): SWBXX
        Institutional Shares: SWAXX

        Financial Statements .................  31

     Financial Notes .......................................................  45

     Fund Trustees .........................................................  49

     Glossary ..............................................................  52

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Money Funds

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the Money Market and Value Advantage Money funds. She joined the firm in 1990 and has managed money market funds since 1988.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the Money Market and Value Advantage Money funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the Government Money and U.S. Treasury Money funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). Within this challenging interest rate environment, we took what measures we could to gain incrementally higher yields for the funds.

For example, we were able to take advantage of modest fluctuations in yields of one-year securities. These fluctuations appeared to be driven by shifts in the market's outlook on the economic recovery. The funds bought longer-term money market securities when, in our view, they offered an attractive yield compared to their shorter maturity counterparts. Because of this, the funds' weighted average maturities were often longer than the average for their peer group during the report period. 1

DURING THE PERIOD, THE SECURITIES OF FREDDIE MAC CAME UNDER PRESSURE AS NEWS OF POTENTIAL EARNINGS RESTATEMENTS AROSE. Our analysis indicated that the creditworthiness of these securities was not in doubt. As a result, the funds increased their holdings of these securities at yields comparable to CDs and commercial paper.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were: how strong is the economy, when might inflation return, and when might the Fed increase short-term rates?

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Source: iMoney Net, Inc. First Tier Retail Category, 12/31/03.


                                                            Schwab Money Funds 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                       MONEY         GOVERNMENT      U.S. TREASURY                 VALUE ADVANTAGE
                                    MARKET FUND      MONEY FUND        MONEY FUND                     MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Investor       Select        Institutional
                                                                                          Shares       Shares(R)         Shares
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                       0.39%           0.37%            0.36%             0.69%         0.79%            0.90%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD                         0.35%           0.29%            0.19%             0.58%         0.58%            0.58%
- NO WAIVER 2
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY                               0.39%           0.37%            0.36%             0.69%         0.79%            0.90%
EFFECTIVE YIELD
------------------------------------------------------------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                       MONEY         GOVERNMENT      U.S. TREASURY                 VALUE ADVANTAGE
                                    MARKET FUND      MONEY FUND       MONEY FUND                      MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE                      57 days         50 days           76 days                         56 days
MATURITY
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY                      100% Tier 1      100% Tier 1      100% Tier 1                     100% Tier 1
OF HOLDINGS % of portfolio
------------------------------------------------------------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


4 Schwab Money Funds

SCHWAB MONEY MARKET FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00          1.00          1.00          1.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                        0.01          0.01          0.04          0.06          0.05
                                                ------------------------------------------------------------------------------------
Less distributions:
      Dividends from net investment income        (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00          1.00          1.00          1.00
                                                ------------------------------------------------------------------------------------
Total return (%)                                   0.50          1.23          3.73          5.84          4.64

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
      Net operating expenses                       0.75          0.75          0.75          0.76 1        0.75
      Gross operating expenses                     0.78          0.78          0.79          0.81          0.84
      Net investment income                        0.50          1.22          3.63          5.70          4.56
Net assets, end of period ($ x 1,000,000)        49,079        51,063        49,116        41,823        36,099

1 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 83.1%      FIXED-RATE
            OBLIGATIONS                               40,795,769      40,795,769

  4.1%      U.S. GOVERNMENT
            SECURITIES                                 1,999,679       1,999,679

  5.4%      VARIABLE-RATE
            OBLIGATIONS                                2,633,430       2,633,430

  7.3%      OTHER INVESTMENTS                          3,612,584       3,612,584
--------------------------------------------------------------------------------
 99.9%      TOTAL INVESTMENTS                         49,041,462      49,041,462

  0.1%      OTHER ASSETS AND
            LIABILITIES                                                   37,795
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                          49,079,257

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS 83.1% of Net Assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 49.8%
      --------------------------------------------------------------------------

      AB SPINTAB
      1.09%, 02/05/04                                     98,000          97,897
      1.10%, 03/03/04                                     45,000          44,915

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 01/14/04                                      7,000           6,997
      1.10%, 02/17/04                                     50,000          49,928

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/28/04                                     43,000          42,964
      1.09%, 02/12/04                                    130,000         129,835

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/05/04                                     25,000          24,997
      1.09%, 01/22/04                                     88,000          87,944
      1.09%, 01/26/04                                     25,000          24,981
      1.09%, 02/04/04                                     96,000          95,902
      1.09%, 02/06/04                                     25,000          24,973
      1.09%, 02/13/04                                     58,000          57,924

    + ANZ (DELAWARE), INC.
      1.08%, 01/09/04                                     17,000          16,996

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.11%, 03/02/04                                     29,000          28,945
      1.10%, 03/05/04                                     35,000          34,932
      1.09%, 03/17/04                                     29,000          28,933
      1.13%, 04/08/04                                     15,000          14,954

    * ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.11%, 01/15/04                                     84,000          83,964
      1.11%, 01/27/04                                    100,000          99,920
      1.13%, 01/30/04                                     10,000           9,991
      1.12%, 02/20/04                                     40,000          39,938
      1.12%, 02/27/04                                    120,000         119,787

   *+ ASSET PORTFOLIO FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/09/04                                     30,229          30,222
      1.10%, 01/22/04                                     68,000          67,956

   *+ ASSET SECURITIZATION COOPERATIVE CORP.,
      SECTION 4(2) / 144A
      1.09%, 01/08/04                                    120,000         119,975
      1.10%, 01/16/04                                     50,000          49,977
      1.10%, 01/20/04                                    120,000         119,930
      1.10%, 01/21/04                                    185,000         184,887


6 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   *+ ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/08/04                                     12,000          11,997
      1.11%, 01/13/04                                     50,000          49,982
      1.11%, 01/21/04                                     40,000          39,976
      1.10%, 01/29/04                                     25,000          24,979
      1.10%, 02/11/04                                     30,089          30,051
      1.10%, 03/09/04                                     44,000          43,909
      1.11%, 03/11/04                                    144,000         143,692
      1.12%, 03/11/04                                    100,000          99,784
      1.13%, 03/12/04                                     64,000          63,859
      1.11%, 03/17/04                                    110,000         109,745
      1.12%, 03/18/04                                    102,000         101,758
      1.12%, 03/19/04                                    100,000          99,759
      1.10%, 04/16/04                                    104,979         104,639
      1.10%, 04/19/04                                    150,000         149,500

      BANK OF AMERICA CORP.
      1.14%, 05/06/04                                    600,000         597,627

      BANK OF IRELAND, SECTION 4(2) / 144A
      1.10%, 01/15/04                                     10,000           9,996
      1.10%, 03/04/04                                     80,000          79,846

    * BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.09%, 01/06/04                                     50,000          49,992
      1.09%, 01/07/04                                     85,488          85,472
      1.09%, 01/08/04                                     24,000          23,995
      1.10%, 01/08/04                                     25,064          25,059
      1.10%, 01/20/04                                     55,000          54,968
      1.09%, 01/21/04                                    120,000         119,927
      1.10%, 01/21/04                                     58,585          58,549

      BEAR STEARNS COMPANIES, INC.
      1.10%, 01/29/04                                    150,000         149,872
      1.09%, 02/02/04                                    191,000         190,816
      1.09%, 02/09/04                                     87,000          86,897

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 01/26/04                                     90,500          90,431
      1.10%, 01/29/04                                     44,000          43,962
      1.10%, 01/30/04                                     65,000          64,942
      1.10%, 02/02/04                                     34,000          33,967
      1.12%, 03/15/04                                     73,000          72,833
      1.12%, 03/22/04                                     42,000          41,894
      1.16%, 04/15/04                                     15,000          14,950

   *+ CAFCO, L.L.C., SECTION 4(2) / 144A
      1.08%, 01/16/04                                    200,000         199,910

    * CC (USA), INC., SECTION 3C7 / 144A
      1.09%, 01/07/04                                     18,000          17,997
      1.09%, 01/12/04                                     15,500          15,495
      1.10%, 01/12/04                                     17,950          17,944
      1.10%, 01/22/04                                     10,000           9,994
      1.10%, 01/29/04                                     12,500          12,489
      1.10%, 02/03/04                                     36,000          35,964
      1.11%, 02/10/04                                     45,000          44,944
      1.11%, 02/13/04                                     50,000          49,934
      1.10%, 02/18/04                                     60,500          60,411
      1.10%, 02/19/04                                     35,500          35,447
      1.12%, 03/04/04                                     22,000          21,957
      1.12%, 03/15/04                                     84,500          84,306
      1.13%, 03/18/04                                     38,000          37,909
      1.24%, 08/09/04                                     60,000          60,000
      1.58%, 11/17/04                                     50,000          49,964

      CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      1.09%, 03/16/04                                     30,000          29,932
      1.09%, 03/18/04                                    196,000         195,543

      CITICORP
      1.08%, 01/22/04                                    120,000         119,924
      1.09%, 02/11/04                                    265,000         264,671
      1.09%, 02/12/04                                    145,000         144,816
      1.08%, 02/25/04                                    110,000         109,818

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.09%, 01/05/04                                    210,000         209,975
      1.08%, 01/06/04                                     20,000          19,997
      1.09%, 01/26/04                                     42,000          41,968

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.10%, 01/05/04                                     50,000          49,994
      1.11%, 01/06/04                                     93,000          92,986
      1.10%, 01/08/04                                     27,200          27,194
      1.11%, 01/09/04                                     50,098          50,086
      1.10%, 01/12/04                                    364,000         363,877
      1.10%, 01/14/04                                     45,000          44,982
      1.10%, 01/20/04                                     15,432          15,423
      1.09%, 01/27/04                                     23,000          22,982
    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
      1.12%, 01/12/04                                     83,000          82,972
      1.11%, 01/21/04                                     15,000          14,991
      1.11%, 01/23/04                                     30,000          29,980
      1.11%, 02/04/04                                     30,143          30,111
      1.11%, 02/05/04                                     10,000           9,989
      1.17%, 02/06/04                                     22,988          22,961
      1.11%, 02/10/04                                    170,886         170,675
      1.11%, 02/11/04                                     18,000          17,977
      1.11%, 02/17/04                                     30,000          29,957
      1.12%, 02/18/04                                     30,000          29,955


                                                          See financial notes. 7

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      1.12%, 03/05/04                                     99,000          98,803
      1.13%, 04/06/04                                     75,589          75,363

   *+ CRC FUNDING, L.L.C., SECTION 4(2) / 144A
      1.08%, 01/09/04                                    100,000          99,976
      1.09%, 01/14/04                                     41,000          40,984

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.09%, 01/07/04                                    100,000          99,982
      1.09%, 01/08/04                                    200,000         199,958
      1.09%, 01/13/04                                     80,000          79,971
      1.10%, 01/14/04                                    100,000          99,960
      1.10%, 01/15/04                                     11,000          10,995
      1.10%, 01/20/04                                    150,000         149,913
      1.10%, 01/22/04                                     50,000          49,968
      1.10%, 01/23/04                                     17,000          16,989
      1.11%, 01/23/04                                     25,000          24,983
      1.10%, 01/26/04                                    100,000          99,924
      1.09%, 01/30/04                                    125,000         124,890
      1.09%, 02/05/04                                     30,000          29,968

    + DANSKE CORP.
      1.09%, 01/05/04                                     41,000          40,995
      1.10%, 04/01/04                                     21,000          20,942
      1.11%, 05/05/04                                    200,000         199,229

    * DELAWARE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/13/04                                     50,000          49,982
      1.09%, 01/22/04                                     20,278          20,265
      1.08%, 01/23/04                                     50,000          49,967

      DEN NORSKE BANK ASA
      1.11%, 02/10/04                                     25,000          24,969
      1.10%, 02/13/04                                     30,000          29,961
      1.11%, 03/02/04                                     15,000          14,972
      1.11%, 03/04/04                                     10,000           9,981
      1.11%, 04/07/04                                     63,000          62,812
      1.12%, 05/19/04                                     58,000          57,750

      DEPFA PLC, SECTION 4(2) / 144A
      1.10%, 03/10/04                                     18,000          17,962

    + DEXIA DELAWARE, L.L.C.
      1.08%, 02/25/04                                    300,000         299,505
      1.08%, 02/26/04                                    140,000         139,765

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 01/20/04                                     46,650          46,623
      1.11%, 02/17/04                                     10,000           9,986
      1.10%, 02/26/04                                     17,000          16,971
      1.10%, 03/10/04                                     50,000          49,895

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.09%, 02/05/04                                     53,000          52,944
      1.10%, 02/18/04                                    213,000         212,688
      1.10%, 02/19/04                                    180,000         179,730

    * EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/08/04                                     25,000          24,995
      1.10%, 01/09/04                                     15,000          14,996
      1.11%, 01/09/04                                     25,000          24,994
      1.10%, 01/12/04                                     62,000          61,979
      1.11%, 01/20/04                                     50,000          49,971
      1.10%, 01/23/04                                     16,000          15,989
      1.11%, 01/23/04                                     74,000          73,950

   *+ FAIRWAY FINANCE CORP., SECTION 4(2) / 144A
      1.09%, 01/06/04                                     89,400          89,386
      1.10%, 01/06/04                                     15,000          14,998
      1.10%, 01/08/04                                     45,591          45,581
      1.10%, 01/21/04                                     29,251          29,233
      1.10%, 01/22/04                                     48,251          48,220
      1.10%, 02/02/04                                     25,073          25,048
      1.16%, 02/05/04                                     15,813          15,795
      1.10%, 02/12/04                                     22,035          22,007
      1.10%, 03/01/04                                    132,571         132,328
      1.12%, 03/12/04                                     35,000          34,923

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.09%, 01/09/04                                    128,864         128,833
      1.10%, 01/09/04                                    168,121         168,080
      1.04%, 01/12/04                                     28,000          27,991
      1.09%, 01/12/04                                    127,000         126,958
      1.09%, 01/16/04                                     50,000          49,977
      1.09%, 01/27/04                                     23,000          22,982
      1.09%, 01/29/04                                     44,000          43,963

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.08%, 02/03/04                                    125,000         124,876
      1.08%, 02/12/04                                     39,000          38,951
      1.10%, 02/20/04                                     40,000          39,939

    + FORTIS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/15/04                                     30,000          29,987

   *+ GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 01/16/04                                     70,000          69,968
      1.11%, 01/16/04                                     13,000          12,994
      1.10%, 01/20/04                                     50,000          49,971
      1.10%, 01/22/04                                     67,000          66,957
      1.10%, 01/23/04                                     20,000          19,987
      1.11%, 01/23/04                                     15,000          14,990


8 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      1.10%, 01/26/04                                     45,000          44,966
      1.10%, 02/11/04                                     48,000          47,940
      1.11%, 02/12/04                                     50,000          49,935
      1.10%, 02/19/04                                     63,000          62,906
      1.10%, 02/20/04                                    150,000         149,771
      1.10%, 02/25/04                                     15,000          14,975
      1.11%, 03/03/04                                     60,000          59,885
      1.11%, 03/08/04                                     60,000          59,876
      1.10%, 03/15/04                                      7,000           6,984
      1.09%, 03/29/04                                     43,000          42,885

    + GE CAPITAL INTERNATIONAL FUNDING, INC.,
      SECTION 4(2) / 144A
      1.11%, 01/21/04                                     42,000          41,974
      1.10%, 01/27/04                                    112,000         111,911
      1.10%, 01/28/04                                    119,000         118,902
      1.10%, 02/06/04                                     48,000          47,947
      1.10%, 02/19/04                                    185,000         184,723
      1.08%, 02/24/04                                     23,000          22,963
      1.11%, 03/03/04                                    183,000         182,650
      1.11%, 03/05/04                                     79,000          78,844
      1.10%, 04/16/04                                     55,000          54,822
      1.10%, 04/20/04                                    150,000         149,496

      GE FINANCIAL ASSURANCE HOLDINGS, INC.,
      SECTION 4(2) / 144A
      1.09%, 01/30/04                                     93,000          92,918
      1.09%, 02/10/04                                     27,000          26,967
      1.11%, 03/03/04                                     80,000          79,847

      GENERAL ELECTRIC CAPITAL CORP.
      1.10%, 01/28/04                                    290,000         289,761
      1.09%, 02/12/04                                    138,000         137,825
      1.10%, 02/19/04                                     17,000          16,975
      1.12%, 02/19/04                                     30,000          29,954
      1.11%, 03/03/04                                     30,000          29,943
      1.11%, 03/04/04                                    137,000         136,734

      GENERAL ELECTRIC CAPITAL SERVICES
      1.10%, 02/06/04                                     12,000          11,987
      1.09%, 02/09/04                                     41,000          40,952
      1.10%, 02/11/04                                     78,000          77,902

      GENERAL ELECTRIC CO.
      1.13%, 02/13/04                                    211,000         210,715

   *+ GIRO FUNDING U.S. CORP.,
      SECTION 4(2) / 144A
      1.09%, 01/09/04                                     30,000          29,993
      1.10%, 01/15/04                                     45,000          44,981
      1.11%, 01/16/04                                     60,000          59,972
      1.10%, 01/22/04                                     20,000          19,987
      1.12%, 02/03/04                                     45,000          44,954
      1.10%, 02/05/04                                     65,000          64,930
      1.10%, 02/06/04                                     45,000          44,950
      1.11%, 02/09/04                                     40,000          39,952
      1.11%, 02/24/04                                     91,000          90,849
      1.10%, 03/12/04                                     51,000          50,889
      1.13%, 03/24/04                                    123,000         122,682

   *+ GRAMPIAN FUNDING, LTD., SECTION 4(2) / 144A
      1.10%, 02/19/04                                     20,000          19,970

    * GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/09/04                                     72,000          71,982
      1.11%, 01/16/04                                     93,000          92,957
      1.12%, 01/20/04                                     42,000          41,975
      1.09%, 01/27/04                                     51,000          50,960
      1.10%, 01/28/04                                     57,000          56,953
      1.09%, 02/06/04                                     75,000          74,918
      1.10%, 02/06/04                                     38,000          37,958
      1.09%, 02/09/04                                     78,000          77,908

   *+ HATTERAS FUNDING CORP., SECTION 4(2) / 144A
      1.04%, 01/06/04                                     48,000          47,993
      1.10%, 01/15/04                                     28,013          28,001
      1.11%, 01/20/04                                     24,617          24,603
      1.11%, 01/22/04                                     18,000          17,988
      1.10%, 01/26/04                                     59,000          58,955
      1.10%, 01/28/04                                     35,000          34,971
      1.10%, 02/20/04                                     25,000          24,962
      1.11%, 02/23/04                                     11,000          10,982

    + HBOS TREASURY SERVICES, PLC
      1.10%, 02/03/04                                     18,000          17,982
      1.10%, 02/05/04                                     80,000          79,914
      1.10%, 02/23/04                                     43,000          42,930
      1.11%, 02/23/04                                     67,000          66,891
      1.12%, 03/03/04                                     87,000          86,832
      1.11%, 03/05/04                                     97,000          96,809
      1.13%, 03/11/04                                     25,000          24,945
      1.12%, 03/15/04                                     18,000          17,959

      HSBC U.S.A., INC.
      1.09%, 01/27/04                                    150,000         149,882

   *+ INDEPENDENCE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/07/04                                     85,000          84,984
      1.09%, 01/14/04                                     20,000          19,992
      1.10%, 02/03/04                                    125,000         124,874

    + ING (U.S.) FUNDING, L.L.C.
      1.10%, 03/05/04                                     59,000          58,885


                                                          See financial notes. 9

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.10%, 03/05/04                                      7,500           7,485
      1.10%, 03/10/04                                     50,000          49,895
      1.09%, 04/13/04                                     40,000          39,875

      J.P. MORGAN CHASE & CO.
      1.10%, 02/10/04                                    156,000         155,809
      1.10%, 02/12/04                                    165,000         164,788

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.10%, 02/02/04                                     75,214          75,140
      1.10%, 03/01/04                                     24,980          24,934

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      1.10%, 02/10/04                                     92,000          91,888

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/27/04                                     20,559          20,543
      1.11%, 02/10/04                                     72,000          71,911
      1.10%, 02/17/04                                     25,000          24,964
      1.10%, 03/16/04                                    121,000         120,724

    + LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE,
      SECTION 4(2) / 144A
      1.29%, 03/09/04                                    108,000         107,741
      1.34%, 03/18/04                                     50,000          49,859
      1.24%, 03/26/04                                     10,000           9,971
      1.33%, 03/26/04                                     35,000          34,892
      1.35%, 04/15/04                                     10,000           9,961

    * LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.15%, 01/08/04                                     58,000          57,987
      1.11%, 01/20/04                                     32,213          32,194
      1.10%, 01/23/04                                     38,538          38,512
      1.11%, 01/23/04                                    127,000         126,914
      1.13%, 01/23/04                                      9,000           8,994
      1.10%, 02/05/04                                    100,000          99,893
      1.11%, 02/11/04                                     43,000          42,946
      1.12%, 02/27/04                                     51,500          51,409

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 01/06/04                                     18,710          18,707
      1.09%, 01/07/04                                     45,000          44,992
      1.11%, 01/08/04                                     30,000          29,994
      1.09%, 01/20/04                                     16,000          15,991
      1.15%, 05/05/04                                     30,000          29,880

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/26/04                                     20,000          19,985
      1.11%, 01/27/04                                     19,000          18,985
      1.12%, 01/27/04                                     36,000          35,971
      1.11%, 02/03/04                                    127,000         126,871

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/13/04                                     85,801          85,770
      1.09%, 01/14/04                                     92,000          91,964
      1.10%, 01/14/04                                     76,000          75,970
      1.12%, 01/22/04                                     28,000          27,982
      1.11%, 03/03/04                                     10,634          10,614

      MORGAN STANLEY
      1.08%, 01/05/04                                    225,000         224,973
      1.08%, 01/26/04                                    120,000         119,910
      1.08%, 02/10/04                                     20,000          19,976
      1.08%, 02/20/04                                    200,000         199,700
      1.08%, 02/23/04                                     22,000          21,965

      NATIONWIDE BUILDING SOCIETY
      1.10%, 01/29/04                                    122,000         121,896

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.11%, 01/12/04                                     64,000          63,978
      1.11%, 01/16/04                                     46,000          45,979
      1.10%, 01/21/04                                     17,000          16,990
      1.10%, 01/22/04                                     15,000          14,990
      1.10%, 01/23/04                                     18,000          17,988
      1.10%, 01/27/04                                    105,000         104,917
      1.10%, 02/18/04                                     80,000          79,883

    + NORDEA NORTH AMERICA, INC.
      1.09%, 01/14/04                                     29,000          28,989
      1.10%, 01/15/04                                     50,000          49,979
      1.08%, 01/22/04                                     10,000           9,994
      1.08%, 01/27/04                                    100,000          99,922
      1.09%, 03/09/04                                     10,871          10,849
      1.10%, 03/25/04                                     45,000          44,884

   *+ OLD LINE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/07/04                                     54,206          54,196
      1.10%, 01/07/04                                     23,062          23,058
      1.10%, 01/08/04                                      7,025           7,023
      1.10%, 01/15/04                                     48,035          48,014
      1.10%, 01/16/04                                     25,056          25,045
      1.11%, 01/21/04                                     60,177          60,140
      1.09%, 01/23/04                                     42,849          42,820

    * PARK AVENUE RECEIVABLES CORP., SECTION 4(2) / 144A
      1.10%, 01/07/04                                     25,000          24,995

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.12%, 01/06/04                                    144,597         144,574
      1.12%, 01/07/04                                    152,888         152,860
      1.12%, 01/08/04                                     25,000          24,995
      1.12%, 02/12/04                                     48,000          47,937
      1.11%, 03/09/04                                     40,000          39,916


10 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      1.13%, 03/09/04                                     55,000          54,883
      1.11%, 03/11/04                                     30,000          29,935

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.10%, 01/05/04                                    119,000         118,985
      1.09%, 01/08/04                                     24,000          23,995
      1.11%, 01/20/04                                     13,000          12,992
      1.10%, 01/26/04                                     25,000          24,981
      1.11%, 02/11/04                                     96,000          95,879
      1.13%, 03/10/04                                     22,538          22,489

    * RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.09%, 01/07/04                                      7,742           7,741
      1.10%, 03/01/04                                     65,000          64,881

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      1.09%, 03/18/04                                    182,000         181,576

    * SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.10%, 01/16/04                                     60,000          59,972
      1.11%, 01/20/04                                     50,135          50,106
      1.11%, 01/21/04                                     38,838          38,814
      1.10%, 01/23/04                                     17,128          17,116
      1.10%, 01/27/04                                     21,942          21,925
      1.10%, 02/26/04                                     19,247          19,214
      1.14%, 03/24/04                                     32,000          31,917
      1.12%, 03/30/04                                     27,000          26,926

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 01/08/04                                     21,500          21,495
      1.12%, 01/20/04                                     20,000          19,988
      1.11%, 01/26/04                                     18,000          17,986
      1.11%, 01/28/04                                     52,000          51,957
      1.10%, 02/02/04                                     26,000          25,975
      1.11%, 02/02/04                                     19,651          19,632
      1.12%, 02/02/04                                     20,000          19,980
      1.13%, 02/13/04                                     13,000          12,982
      1.10%, 02/19/04                                     30,000          29,955
      1.13%, 03/11/04                                     10,000           9,978
      1.14%, 03/11/04                                     47,000          46,897
      1.10%, 03/15/04                                     10,000           9,977
      1.11%, 03/16/04                                     33,000          32,924
      1.14%, 03/23/04                                     84,000          83,784
      1.50%, 09/24/04                                     70,000          69,990

    + SOCIETE GENERALE N.A., INC.
      1.08%, 02/05/04                                    150,000         149,842

    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
      1.11%, 03/03/04                                     62,000          61,882
      1.13%, 04/08/04                                     96,000          95,705

   *+ THUNDER BAY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 01/13/04                                     22,490          22,482
      1.09%, 01/14/04                                     25,000          24,990
      1.09%, 01/15/04                                     25,090          25,079
      1.10%, 01/15/04                                     10,981          10,976
      1.10%, 01/16/04                                     23,091          23,080
      1.09%, 01/22/04                                     21,540          21,526
      1.10%, 01/22/04                                     23,913          23,898
      1.09%, 02/06/04                                      8,696           8,687
      1.09%, 02/09/04                                     25,204          25,174
      1.09%, 02/13/04                                     42,000          41,945
      1.09%, 02/17/04                                     53,263          53,187
      1.09%, 02/20/04                                     65,195          65,096

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/13/04                                     55,000          54,980
      1.09%, 01/14/04                                     70,089          70,061
      1.09%, 01/23/04                                    143,000         142,905
      1.10%, 01/23/04                                     50,000          49,966
      1.10%, 03/05/04                                    105,281         105,075

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/05/04                                     19,325          19,323
      1.09%, 01/13/04                                     30,000          29,989
      1.09%, 01/30/04                                     23,533          23,512

   *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/12/04                                     26,199          26,190
      1.10%, 01/23/04                                     43,000          42,971
      1.10%, 01/26/04                                     90,000          89,931
      1.10%, 01/30/04                                      7,388           7,381

   *+ VARIABLE FUNDING CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/16/04                                     16,479          16,471
      1.09%, 01/26/04                                     24,000          23,982

    + WESTPAC CAPITAL CORP.
      1.08%, 02/04/04                                     42,000          41,957
      1.10%, 03/24/04                                     30,000          29,924

    + WESTPAC TRUST SECURITIES NZ
      1.11%, 03/12/04                                     93,000          92,797

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 02/06/04                                     25,000          24,973
                                                                     -----------
                                                                      24,428,801


                                                         See financial notes. 11

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CERTIFICATES OF DEPOSIT 28.7%
      --------------------------------------------------------------------------

    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.09%, 01/06/04                                    191,000         191,000

      ALLIANCE & LEICESTER, PLC
      1.10%, 02/20/04                                     76,000          76,000
      1.10%, 03/10/04                                     50,000          50,000
      1.11%, 03/19/04                                     11,000          11,000

      AMERICAN EXPRESS CENTURION BANK
      1.08%, 01/26/04                                     40,000          40,000
      1.08%, 01/30/04                                     40,000          40,000
      1.08%, 02/02/04                                     96,000          96,000

      BANK OF NOVA SCOTIA
      1.10%, 03/24/04                                    200,000         200,000

      BARCLAYS BANK, PLC
      1.10%, 01/09/04                                     75,000          75,000
      1.10%, 01/13/04                                    261,000         261,000
      1.12%, 03/17/04                                     21,000          21,000
      1.10%, 03/22/04                                    300,000         300,000
      1.10%, 04/19/04                                     46,000          46,034
      1.35%, 08/26/04                                    150,000         149,990

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.25%, 03/15/04                                     30,000          30,000
      1.30%, 03/26/04                                    195,000         194,997

      BNP PARIBAS
      1.10%, 02/06/04                                    170,000         170,000
      1.12%, 02/17/04                                    298,000         298,000
      1.11%, 03/10/04                                    200,000         200,000
      1.10%, 03/25/04                                    234,000         234,000
      1.10%, 03/26/04                                    157,000         157,000
      1.10%, 04/19/04                                    130,000         130,000
      1.50%, 11/19/04                                    150,000         150,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.09%, 01/15/04                                    100,000         100,000
      1.08%, 02/06/04                                     81,000          81,000
      1.10%, 02/17/04                                     86,000          86,000

      CITIBANK, N.A.
      1.10%, 01/22/04                                     50,000          50,000
      1.09%, 02/04/04                                    275,000         275,000
      1.10%, 02/13/04                                    104,000         104,000
      1.10%, 03/04/04                                    308,000         308,000

      COMMONWEALTH BANK OF AUSTRALIA
      1.10%, 01/13/04                                    100,000         100,000

      CREDIT AGRICOLE INDOSUEZ
      1.08%, 02/02/04                                    142,000         142,000
      1.10%, 03/04/04                                    155,000         155,000

      CREDIT LYONNAIS S.A.
      1.12%, 03/08/04                                     72,000          71,999
      1.11%, 04/01/04                                    160,000         160,004

      CREDIT SUISSE FIRST BOSTON
      1.09%, 03/16/04                                    245,000         245,000
      1.09%, 03/17/04                                    200,000         200,000

      DANSKE BANK A/S
      1.09%, 02/23/04                                    200,000         200,001
      1.10%, 03/03/04                                    117,000         117,001

      DEPFA BANK, PLC
      1.13%, 03/18/04                                     30,000          30,000
      1.10%, 03/29/04                                     75,000          75,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                    173,000         173,000
      1.41%, 10/15/04                                    400,000         400,000
      1.42%, 10/27/04                                    165,000         165,000

      FIRST TENNESSEE BANK, N.A.
      1.10%, 02/10/04                                     85,000          85,000

      FORTIS BANK
      1.08%, 02/03/04                                    175,000         175,000
      1.10%, 04/06/04                                     89,000          89,000

    + HBOS TREASURY SERVICES, PLC
      1.11%, 01/20/04                                     78,000          78,000
      1.09%, 02/06/04                                     32,000          32,000
      1.11%, 03/12/04                                     46,000          46,000
      1.13%, 03/25/04                                    125,000         124,997

      HSBC BANK, PLC
      1.09%, 02/11/04                                    120,000         120,000
      1.09%, 02/17/04                                     21,000          21,000
      1.08%, 02/19/04                                     80,000          80,000

      HSBC BANK USA
      1.11%, 03/08/04                                     90,000          90,000

      HSH NORDBANK, AG
      1.08%, 02/09/04                                     93,000          93,000
      1.42%, 09/07/04                                     92,000          91,994
      1.42%, 10/29/04                                     42,000          41,997

      ING BANK, NV
      1.05%, 01/14/04                                     30,000          30,000
      1.10%, 02/20/04                                     98,000          98,000
      1.10%, 03/24/04                                    446,000         446,000
      1.10%, 03/25/04                                    100,000         100,000


12 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LANDESBANK BADEN WURTTEMBERG
      1.10%, 01/30/04                                     50,000          50,000
      1.10%, 02/26/04                                     70,000          70,000
      1.10%, 03/19/04                                    180,000         180,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.30%, 02/03/04                                    108,000         108,010
      1.11%, 04/02/04                                     60,000          60,000
      1.35%, 08/26/04                                     39,000          38,997
      1.41%, 09/07/04                                     91,000          91,000

      LLOYDS TSB BANK, PLC
      1.09%, 04/02/04                                     55,000          54,999

      NATIONWIDE BUILDING SOCIETY
      1.09%, 02/04/04                                     75,000          75,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.04%, 01/15/04                                     29,000          29,000
      1.25%, 03/15/04                                     70,000          69,999
      1.30%, 04/13/04                                     70,000          69,999
      1.40%, 08/05/04                                     27,000          27,001

      NORDEA BANK FINLAND, PLC
      1.08%, 02/04/04                                    236,000         236,000
      1.08%, 02/24/04                                    250,000         250,000

      RABOBANK NEDERLAND
      1.37%, 08/26/04                                     38,000          37,983

      ROYAL BANK OF SCOTLAND, PLC
      1.08%, 01/14/04                                    190,000         190,000
      1.08%, 02/06/04                                    135,000         135,000
      1.10%, 03/15/04                                      8,000           8,000
      1.35%, 08/26/04                                    100,000          99,993
      1.40%, 09/07/04                                    115,000         114,992
      1.50%, 11/19/04                                    155,000         154,986

      SAN PAOLO IMI SPA
      1.10%, 01/30/04                                    120,000         120,001
      1.11%, 02/17/04                                    120,000         120,002
      1.10%, 02/18/04                                     48,000          48,000
      1.12%, 02/18/04                                    260,000         260,002

      SOCIETE GENERALE
      1.11%, 03/16/04                                     37,000          37,000
      1.10%, 03/22/04                                    292,000         292,000
      1.10%, 03/23/04                                    200,000         200,000

      SOUTHTRUST BANK
      1.08%, 02/11/04                                     17,000          17,000

      SVENSKA HANDELSBANKEN AB
      1.08%, 01/08/04                                     89,000          89,000
      1.11%, 02/03/04                                     13,000          13,000
      1.10%, 03/19/04                                    134,000         134,000

      TORONTO DOMINION BANK
      1.08%, 03/02/04                                    286,000         286,000
      1.10%, 03/08/04                                     50,000          50,000
      1.10%, 03/26/04                                    129,000         129,000

      UBS, AG
      1.32%, 08/04/04                                     71,000          71,000
      1.38%, 08/26/04                                     90,000          89,994
      1.42%, 11/12/04                                    100,000          99,996

      UNICREDITO ITALIANO SPA
      1.10%, 01/15/04                                    265,000         265,000
      1.11%, 01/21/04                                    140,000         140,000
      1.12%, 01/22/04                                     63,000          63,000
      1.11%, 01/26/04                                     49,000          49,000
      1.09%, 01/29/04                                    186,000         186,000
      1.11%, 01/29/04                                    148,000         148,000
      1.10%, 03/19/04                                     76,000          76,000
      1.12%, 03/24/04                                     35,000          35,000

      WASHINGTON MUTUAL BANK
      1.11%, 02/09/04                                     85,000          85,000

      WELLS FARGO BANK N.A.
      1.08%, 01/06/04                                     50,000          50,000
      1.08%, 01/07/04                                    150,000         150,000

      WESTLB AG
      1.05%, 01/07/04                                     15,000          15,000
      1.09%, 01/09/04                                     13,000          13,000
      1.05%, 01/14/04                                     14,000          14,000
      1.26%, 04/02/04                                     55,000          55,000
      1.30%, 04/07/04                                    180,000         180,000
      1.34%, 04/14/04                                    100,000         100,000

      WILMINGTON TRUST CO.
      1.10%, 01/22/04                                     25,000          25,000
      1.14%, 02/19/04                                     25,000          25,000
                                                                     -----------
                                                                      14,081,968
      BANK NOTES 3.1%
      --------------------------------------------------------------------------

      BANK OF AMERICA, N.A.
      1.10%, 03/15/04                                    130,000         130,000
      1.08%, 04/13/04                                    500,000         500,000
      1.08%, 04/15/04                                    405,000         405,000

      LASALLE NATIONAL BANK, N.A.
      1.10%, 01/30/04                                    200,000         200,000
      1.10%, 02/09/04                                     54,000          54,000

      STANDARD FEDERAL BANK, N.A.
      1.10%, 02/05/04                                    100,000         100,000
      1.10%, 02/13/04                                    147,000         147,000
                                                                     -----------
                                                                       1,536,000


                                                         See financial notes. 13

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      PROMISSORY NOTES 1.5%
      --------------------------------------------------------------------------

    o THE GOLDMAN SACHS GROUP, INC.
      1.14%, 01/28/04                                    150,000         150,000
      1.22%, 02/05/04                                     62,000          62,000
      1.21%, 02/18/04                                     15,000          15,000
      1.21%, 02/20/04                                     12,000          12,000
      1.19%, 03/23/04                                    273,000         273,000
      1.25%, 05/04/04                                     20,000          20,000
      1.25%, 07/16/04                                    150,000         150,000
      1.45%, 08/27/04                                     67,000          67,000
                                                                     -----------
                                                                         749,000
      U.S. GOVERNMENT SECURITIES 4.1% of Net Assets

      DISCOUNT NOTES 3.6%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.09%, 03/01/04                                    145,000         144,737
      1.22%, 03/05/04                                    223,120         222,640
      1.09%, 03/10/04                                    204,004         203,578
      1.10%, 03/17/04                                    200,000         199,535

      FREDDIE MAC
      1.09%, 03/12/04                                    150,000         149,677
      1.23%, 03/12/04                                     19,775          19,728
      1.10%, 03/15/04                                    300,000         299,322
      1.00%, 03/25/04                                     19,671          19,626
      1.10%, 03/25/04                                     41,420          41,314
      1.30%, 03/25/04                                    155,858         155,392
      1.10%, 04/05/04                                    140,000         139,595
      1.10%, 04/06/04                                    160,000         159,535
                                                                     -----------
                                                                       1,754,679
      COUPON NOTES 0.5%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.55%, 11/17/04                                     50,000          50,000

      FREDDIE MAC
      1.65%, 12/30/04                                    195,000         195,000
                                                                     -----------
                                                                         245,000

      VARIABLE-RATE OBLIGATIONS 5.4% of Net Assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
      CALIFORNIA
      RB (Public Pole Institute)
      Series 2002B
      1.25%, 01/07/04                                     17,870          17,870

      BANK OF NEW YORK CO., INC., 144A
      1.13%, 01/27/04                                     75,000          75,000

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.11%, 01/13/04                                     47,000          46,995

    + BROOKS COUNTY, GEORGIA DEVELOPMENT AUTHORITY
      RB (Langboard, Inc. Project)
      1.17%, 01/07/04                                     10,000          10,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.18%, 01/15/04                                    100,000         100,000

    + CFM INTERNATIONAL, INC., 144A
      1.17%, 01/07/04                                     25,075          25,075

      CHASE MANHATTAN BANK (USA)
      1.10%, 01/30/04                                    100,000         100,000

    o GE LIFE & ANNUITY ASSURANCE CO., 144A
      1.22%, 01/01/04                                    100,000         100,000
      1.23%, 01/01/04                                     50,000          50,000
      1.24%, 02/02/04                                     50,000          50,000

      GENERAL ELECTRIC CAPITAL CORP.
      1.25%, 01/09/04                                    175,000         175,000
      1.23%, 01/20/04                                     75,000          75,000

      GRAND PRAIRIE, TEXAS SPORTS FACILITY DEVELOPMENT CORP.
      Sales Tax Revenue Refunding Taxable Bonds
      Series 2003A
      1.60%, 09/15/04                                     15,920          15,920

      LLOYDS TSB BANK, PLC
      1.06%, 01/13/04                                     50,000          49,981

    + LOANSTAR ASSETS PARTNERS II, L.P., 144A
      1.17%, 01/07/04                                     45,000          45,000

    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond
      Series 1997
      1.16%, 01/07/04                                      4,850           4,850

    + MERLOT TRUST
      Series 2000B, SECTION 4(2) / 144A
      1.25%, 01/07/04                                     32,630          32,630
      Series 2001A67, SECTION 4(2) / 144A
      1.25%, 01/07/04                                     35,065          35,065


14 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      Series 2001A7, SECTION 4(2) / 144A
      1.25%, 01/07/04                                     15,470          15,470

    o METROPOLITAN LIFE INSURANCE CO., 144A
      1.22%, 01/30/04                                     50,000          50,000
      1.24%, 02/02/04                                    100,000         100,000

    o MONUMENTAL LIFE INSURANCE CO., 144A
      1.29%, 01/01/04                                    100,000         100,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble, Inc.
      Distribution & Freight Consolidation
      Center Project) Series 1995A
      1.11%, 01/07/04                                     14,670          14,670

      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble, Inc.
      Distribution & Freight Consolidation
      Center Project) Series 1995B
      1.11%, 01/07/04                                     10,000          10,000

      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002A
      1.11%, 01/07/04                                     22,045          22,045

      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002B
      1.11%, 01/07/04                                     20,000          20,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.08%, 01/23/04                                    135,000         134,960

    o PACIFIC LIFE INSURANCE CO.
      1.22%, 01/02/04                                    100,000         100,000

      ROYAL BANK OF CANADA
      1.15%, 01/12/04                                     60,000          60,000

      ROYAL BANK OF SCOTLAND, PLC
      1.09%, 01/14/04                                    100,000          99,975

    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue Taxable Bonds
      Series 2003A
      1.25%, 01/07/04                                     10,000          10,000

    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
      Series 2003
      1.20%, 01/07/04                                     11,100          11,100

    * SIGMA FINANCE, INC., 3C7 / 144A
      1.13%, 01/05/04                                    100,000          99,993
      1.14%, 01/12/04                                    195,000         195,000
      1.13%, 01/15/04                                     60,000          60,000
      1.12%, 01/15/04                                    230,000         229,976
      1.12%, 01/16/04                                     45,000          45,000
      1.12%, 01/20/04                                     40,000          39,997
      1.10%, 01/21/04                                     20,000          19,998

    + SISTERS OF MERCY OF THE AMERICAS REGIONAL COMMUNITY
      OF OMAHA, NEBRASKA
      Series 2001
      1.14%, 01/07/04                                     11,860          11,860

    o TRAVELERS INSURANCE CO., 144A
      1.23%, 02/01/04                                    100,000         100,000

      WELLS FARGO & CO.
      1.16%, 01/02/04                                     75,000          75,000
                                                                     -----------
                                                                       2,633,430

                                                   MATURITY AMOUNT     VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      OTHER INVESTMENTS 7.3% of investments

      REPURCHASE AGREEMENTS 7.3%
      --------------------------------------------------------------------------

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $336,604
      1.02%, issued 12/31/03,
      due 01/02/04                                       330,019         330,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $510,602
      1.02%, issued 12/31/03,
      due 01/02/04                                       320,602         320,584
      1.06%, issued 12/30/03,
      due 01/07/04                                       180,042         180,000

      J.P. MORGAN SECURITIES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $78,541
      1.02%, issued 12/31/03,
      due 01/02/04                                        77,004          77,000


                                                         See financial notes. 15

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $846,600
      1.02%, issued 12/31/03,
      due 01/02/04                                       830,047         830,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $1,912,505
      1.02%, issued 12/31/03,
      due 01/02/04                                     1,875,106       1,875,000
                                                                     -----------
                                                                       3,612,584

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

AT DECEMBER 31, 2003, PORTFOLIO HOLDINGS INCLUDED ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                        FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
      GE LIFE & ANNUITY ASSURANCE CO., 144A
      1.22%, 05/03/99, 01/02/04                          100,000         100,000
      1.22%, 08/02/99, 01/02/04                           50,000          50,000
      1.24%, 02/03/03, 01/02/04                           50,000          50,000
                                                                     -----------
                                                                         200,000
      METROPOLITAN LIFE INSURANCE CO., 144A
      1.22%, 12/28/00, 01/30/04                           50,000          50,000
      1.24%, 02/03/03, 02/02/04                          100,000         100,000
                                                                     -----------
                                                                         150,000
      MONUMENTAL LIFE INSURANCE CO., 144A
      1.24%, 06/09/93, 01/02/04                          100,000         100,000

      PACIFIC LIFE INSURANCE CO.
      1.22%, 09/26/03, 01/02/04                          100,000         100,000

      THE GOLDMAN SACHS GROUP, INC.
      1.14%, 07/28/03, 01/28/04                          150,000         150,000
      1.22%, 08/05/03, 02/05/04                           62,000          62,000
      1.21%, 08/18/03, 02/18/04                           15,000          15,000
      1.21%, 08/19/03, 02/20/04                           12,000          12,000
      1.19%, 09/22/03, 03/23/04                          251,000         251,000
      1.19%, 09/23/03, 03/23/04                           22,000          22,000
      1.25%, 11/04/03, 05/04/04                           20,000          20,000
      1.25%, 12/16/03, 07/16/04                          150,000         150,000
      1.45%, 12/02/03, 08/27/04                           67,000          67,000
                                                                     -----------
                                                                         749,000
      TRAVELERS INSURANCE CO., 144A
      1.23%, 10/31/03, 02/02/04                          100,000         100,000


16 See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                               $49,041,462 a
Interest receivable                                                      41,551
Prepaid expenses                                                 +          781
                                                                 ---------------
TOTAL ASSETS                                                         49,083,794

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 466
  Investment adviser and administrator fees                                 483
  Transfer agent and shareholder service fees                               604
Accrued expenses                                                 +        2,984
                                                                 ---------------
TOTAL LIABILITIES                                                         4,537

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         49,083,794
TOTAL LIABILITIES                                                -        4,537
                                                                 ---------------
NET ASSETS                                                          $49,079,257

NET ASSETS BY SOURCE
Capital received from investors                                      49,079,306
Net realized capital losses                                                 (49)

NET ASSET VALUE (NAV)
                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
$49,079,257                              49,079,865                       $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $49,041,462. Includes illiquid restricted securities worth $1,399,000, or 2.85% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $18,755,512 or 38.21% of the fund's total net assets.

FEDERAL TAX DATA
-----------------------------------------
COST BASIS OF PORTFOLIO       $49,041,462

UNUSED CAPITAL LOSSES:
Expires 12/31 of:            Loss amount:
  2007                                $49

RECLASSIFICATIONS:
Net realized capital losses           $27
Reclassified as:
Capital received
  from investors                     ($27)


                                                         See financial notes. 17

SCHWAB MONEY MARKET FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $644,039

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               158,547 a
Transfer agent and shareholder service fees                             232,078 b
Trustees' fees                                                              174 c
Custodian and portfolio accounting fees                                   4,388
Professional fees                                                           149
Registration fees                                                           844
Shareholder reports                                                       5,432
Other expenses                                                      +       504
                                                                    ------------
Total expenses                                                          402,116
Expense reduction                                                   -    15,320 d
                                                                    ------------
NET EXPENSES                                                            386,796

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 644,039
NET EXPENSES                                                        -   386,796
                                                                    ------------
NET INVESTMENT INCOME                                                   257,243
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $257,243

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.75% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.


18 See financial notes.

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/03-12/31/03     1/1/02-12/31/02
Net investment income                              $257,243            $613,708
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              257,243             613,708

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                257,243             613,708 a

TRANSACTIONS IN FUND SHARES                                                     b
--------------------------------------------------------------------------------
Shares sold                                     132,562,456         137,199,724
Shares reinvested                                   253,763             604,716
Shares redeemed                             +  (134,800,345)       (135,856,854)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (1,984,126)          1,947,586

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              51,063,383          49,115,797
Total increase or decrease                  +    (1,984,126)          1,947,586 c
                                            ------------------------------------
END OF PERIOD                                   $49,079,257         $51,063,383

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income              $257,243
  Long-term capital gains           $--

  PRIOR YEAR
  Ordinary income              $613,708
  Long-term capital gains           $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 19

SCHWAB GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/03-       1/1/02-        1/1/01-      1/1/00-      1/1/99-
                                            12/31/03      12/31/02       12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00         1.00          1.00         1.00         1.00
                                            ----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1       0.01          0.04         0.06         0.04
                                            ----------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1     (0.01)        (0.04)       (0.06)       (0.04)
                                            ----------------------------------------------------------------------------------------
Net asset value at end of period                 1.00         1.00          1.00         1.00         1.00
                                            ----------------------------------------------------------------------------------------
Total return (%)                                 0.48         1.20          3.63         5.69         4.50

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.75         0.75          0.75         0.76 2       0.75
   Gross operating expenses                      0.83         0.83          0.84         0.85         0.85
   Net investment income                         0.49         1.19          3.52         5.54         4.42
Net assets, end of period ($ x 1,000,000)       2,838        3,092         3,054        2,509        2,545

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.


                                                          COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 56.9%    U.S. GOVERNMENT
          SECURITIES                                   1,615,349      1,615,349

  2.3%    VARIABLE-RATE
          OBLIGATION                                      64,131         64,131

 42.4%    OTHER INVESTMENTS                            1,202,304      1,202,304
--------------------------------------------------------------------------------
101.6%    TOTAL INVESTMENTS                            2,881,784      2,881,784

 (1.6)%   OTHER ASSETS AND
          LIABILITIES                                                   (44,255)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            2,837,529

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)

U.S. GOVERNMENT SECURITIES 56.9% of Net Assets

DISCOUNT NOTES 41.6%
--------------------------------------------------------------------------------

FANNIE MAE
1.07%, 01/07/04                                           20,000        19,996
1.08%, 01/07/04                                           12,500        12,498
1.06%, 01/09/04                                            8,360         8,358
1.07%, 01/14/04                                           30,535        30,523
1.08%, 01/14/04                                           25,000        24,990
1.08%, 01/21/04                                           30,000        29,982
1.07%, 01/28/04                                           11,300        11,291
1.10%, 02/02/04                                           12,565        12,553
1.07%, 02/04/04                                           20,000        19,980
1.08%, 02/11/04                                           10,000         9,988
1.08%, 02/25/04                                           36,000        35,941
1.20%, 03/05/04                                           10,000         9,979
1.33%, 03/05/04                                            2,300         2,295
1.12%, 03/10/04                                           35,000        34,926
1.10%, 03/17/04                                           15,240        15,205
1.08%, 04/01/04                                           50,000        49,865
1.22%, 04/02/04                                           15,000        14,954
1.32%, 04/02/04                                           15,000        14,950
1.11%, 04/07/04                                           15,000        14,955
1.12%, 04/14/04                                           15,000        14,952
1.15%, 05/19/04                                           10,000         9,956
1.38%, 08/20/04                                           10,000         9,912
1.39%, 10/15/04                                           15,000        14,836

FEDERAL FARM CREDIT BANK
1.25%, 02/13/04                                           20,000        19,970

FEDERAL HOME LOAN BANK
1.05%, 01/05/04                                           65,000        64,992
1.06%, 01/14/04                                            4,678         4,676
1.13%, 01/16/04                                           15,700        15,693
1.06%, 01/23/04                                           39,500        39,475
1.08%, 03/17/04                                           25,000        24,943
1.09%, 03/17/04                                           23,000        22,947

FREDDIE MAC
1.06%, 01/06/04                                           61,500        61,491
1.07%, 01/08/04                                           12,298        12,295
1.06%, 01/13/04                                           20,000        19,993
1.06%, 01/14/04                                           75,660        75,631
1.07%, 01/15/04                                           11,600        11,595
1.08%, 01/15/04                                           20,000        19,992
1.08%, 01/22/04                                           31,000        30,980
1.08%, 01/29/04                                           50,000        49,958
1.09%, 02/04/04                                           15,000        14,985
1.08%, 02/05/04                                           35,000        34,963
1.09%, 02/12/04                                            5,183         5,176
1.09%, 02/19/04                                           25,800        25,761
1.11%, 03/01/04                                           15,000        14,972
1.09%, 03/05/04                                           16,600        16,568
1.10%, 03/18/04                                           15,469        15,433
1.27%, 03/25/04                                           15,000        14,956
1.30%, 03/25/04                                           23,000        22,931
1.11%, 04/01/04                                           97,898        97,626
1.11%, 04/15/04                                            6,273         6,253
1.15%, 05/20/04                                            2,500         2,489
1.41%, 11/04/04                                           10,000         9,881
                                                                     ---------
                                                                     1,179,510


                                                         See financial notes. 21

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)

COUPON NOTES  15.3%
--------------------------------------------------------------------------------

FANNIE MAE
5.13%, 02/13/04                                           68,100        68,416
3.63%, 04/15/04                                           20,000        20,130
6.50%, 08/15/04                                           38,905        40,124
1.30%, 08/30/04                                           10,000        10,000
3.50%, 09/15/04                                           10,000        10,145
1.50%, 09/24/04                                           15,000        15,000
1.43%, 11/15/04                                           15,000        15,000
1.55%, 11/17/04                                           20,000        20,000

FEDERAL HOME LOAN BANK
5.38%, 01/05/04                                           14,010        14,016
3.75%, 02/13/04                                           15,000        15,046
3.75%, 04/15/04                                           34,115        34,358
4.88%, 04/16/04                                           16,405        16,582
3.38%, 05/14/04                                           30,580        30,824
3.63%, 10/15/04                                           10,500        10,680
1.46%, 11/17/04                                           15,000        15,000

FREDDIE MAC
3.25%, 01/15/04                                           15,000        15,010
5.25%, 02/15/04                                           20,000        20,099
3.75%, 04/15/04                                           20,000        20,139
6.25%, 07/15/04                                           10,000        10,270
1.50%, 11/16/04                                           20,000        20,000
1.65%, 12/30/04                                           15,000        15,000
                                                                       -------
                                                                       435,839

VARIABLE-RATE OBLIGATION 2.3% of Net Assets

FREDDIE MAC
1.11%, 01/07/04                                           64,125        64,131

                                                      MATURITY
                                                       AMOUNT
SECURITY                                             ($ x 1,000)

OTHER INVESTMENTS 42.4% of Net Assets

REPURCHASE AGREEMENTS 42.4%
--------------------------------------------------------------------------------

BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
with a value of $308,046
1.02%, issued 12/31/03,
due 01/02/04                                              97,005        97,000
1.05%, issued 12/17/03,
due 01/07/04                                             140,086       140,000
1.06%, issued 12/08/03,
due 01/07/04                                              65,057        65,000

CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
with a value of $538,887
1.02%, issued 12/31/03,
due 01/02/04                                              98,310        98,304
1.05%, issued 12/11/03,
due 01/07/04                                             150,118       150,000
1.05%, issued 12/12/03,
due 01/07/04                                              20,016        20,000
1.05%, issued 12/16/03,
due 01/07/04                                              80,051        80,000
1.05%, issued 12/22/03,
due 01/07/04                                              90,042        90,000
1.06%, issued 12/29/03,
due 01/07/04                                              90,024        90,000

GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
with a value of $98,940
1.02%, issued 12/31/03,
due 01/02/04                                              97,005        97,000

UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
with a value of $280,509
1.04%, issued 12/01/03,
due 01/05/04                                              75,076        75,000
1.05%, issued 12/10/03,
due 01/07/04                                              30,025        30,000
1.05%, issued 12/15/03,
due 01/07/04                                             100,067       100,000
1.05%, issued 12/18/03,
due 01/07/04                                              70,041        70,000
                                                                     ---------
                                                                     1,202,304

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


22 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                 $1,679,480 a
Repurchase agreements, at value                                        1,202,304 a
Interest receivable                                                        5,806
Prepaid expenses                                                   +          71
                                                                   -------------
TOTAL ASSETS                                                           2,887,661

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                  24
   Investments bought                                                     49,865
   Investment adviser and administrator fees                                  22
   Transfer agent and shareholder service fees                                34
Accrued expenses                                                   +         187
                                                                   -------------
TOTAL LIABILITIES                                                         50,132

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           2,887,661
TOTAL LIABILITIES                                                  -      50,132
                                                                   -------------
NET ASSETS                                                            $2,837,529

NET ASSETS BY SOURCE
Capital received from investors                                        2,838,250
Net realized capital losses                                                 (721)

NET ASSET VALUE (NAV)
                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
$2,837,529                               2,838,641                        $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $2,881,784

FEDERAL TAX DATA
----------------------------------------------------------
COST BASIS OF PORTFOLIO                         $2,881,784

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                              Loss amount:
  2004                                                $162
  2005                                                 226
  2006                                                 119
  2007                                                 184
  2008                                                  13
  2010                                                   1
  2011                                        +         16
                                              ------------
                                                      $721

RECLASSIFICATIONS:
Net realized capital losses                           $161
Reclassified as:
Capital received
   from investors                                    ($161)


                                                         See financial notes. 23

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $38,000

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (16)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                11,059 a
Transfer agent and shareholder service fees                              13,834 b
Trustees' fees                                                               42 c
Custodian and portfolio accounting fees                                     245
Professional fees                                                            30
Registration fees                                                           190
Shareholder reports                                                         164
Other expenses                                                       +       25
                                                                     -----------
Total expenses                                                           25,589
Expense reduction                                                    -    2,533 d
                                                                     -----------
NET EXPENSES                                                             23,056

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  38,000
NET EXPENSES                                                         -   23,056
                                                                     -----------
NET INVESTMENT INCOME                                                    14,944
NET REALIZED LOSSES                                                  +      (16)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $14,928

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


24 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/03 -12/31/03  1/1/02 - 12/31/02
Net investment income                                $14,944            $38,140
Net realized losses                         +            (16)                (1)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                14,928             38,139

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  14,944             38,140 a

TRANSACTIONS IN FUND SHARES                                                     b
--------------------------------------------------------------------------------
Shares sold                                        8,476,017          7,912,017
Shares reinvested                                     14,704             37,703
Shares redeemed                             +     (8,744,747)        (7,911,680)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                     (254,026)            38,040

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 3,091,571         3,053,532
Total increase or decrease                  +        (254,042)           38,039 c
                                            ------------------------------------
END OF PERIOD                                      $2,837,529        $3,091,571

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                 $14,944
  Long-term capital gains             $--

  PRIOR YEAR
  Ordinary income                 $38,140
  Long-term capital gains             $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 25

Schwab U.S. Treasury Money Fund

Financial Statements

FINANCIAL HIGHLIGHTS

                                              1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                             12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1      0.01        0.04        0.05        0.04
Less distributions:
   Dividends from net investment income         (0.00) 1    (0.01)      (0.04)      (0.05)      (0.04)
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------------------------
Total return (%)                                 0.49        1.15        3.61        5.40        4.25

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.65        0.65        0.65        0.66 2      0.65
   Gross operating expenses                      0.82        0.82        0.84        0.85        0.86
   Net investment income                         0.49        1.15        3.44        5.27        4.18
Net assets, end of period ($ x 1,000,000)       4,046       4,323       4,042       2,750       2,592

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.3%     U.S. GOVERNMENT
           SECURITIES                                 4,015,588        4,015,588
--------------------------------------------------------------------------------
 99.3%     TOTAL INVESTMENTS                          4,015,588        4,015,588

  0.7%     OTHER ASSETS AND
           LIABILITIES                                                    30,222
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                            4,045,810

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      --------------------------------------------------------------------------
      U.S. GOVERNMENT SECURITIES 99.3% of Net Assets

      TREASURY BILLS 29.9%
      --------------------------------------------------------------------------

      U.S. TREASURY BILLS
      0.89%, 01/02/04                                     1,250            1,250
      0.92%, 01/02/04                                     1,785            1,785
      0.93%, 01/02/04                                    30,935           30,934
      0.98%, 01/02/04                                    13,075           13,075
      0.93%, 01/15/04                                   205,175          205,101
      0.94%, 01/15/04                                    51,720           51,701
      0.95%, 01/15/04                                   150,000          149,945
      0.97%, 01/15/04                                     4,590            4,588
      0.98%, 01/15/04                                     2,060            2,059
      0.99%, 01/15/04                                    37,105           37,090
      1.02%, 01/15/04                                    30,000           29,988
      0.84%, 02/12/04                                    21,450           21,429
      0.92%, 02/19/04                                    10,330           10,317
      0.99%, 02/19/04                                    22,540           22,510
      0.93%, 02/26/04                                    60,000           59,913
      1.05%, 02/26/04                                    50,000           49,919
      0.85%, 03/18/04                                   129,160          128,925
      0.99%, 03/18/04                                    15,310           15,278
      1.00%, 03/18/04                                     1,335            1,332
      0.89%, 04/01/04                                    10,870           10,846
      0.96%, 04/01/04                                     3,265            3,257
      0.97%, 04/01/04                                     2,270            2,265
      0.98%, 04/01/04                                     9,790            9,766
      0.99%, 04/01/04                                    16,420           16,379
      0.99%, 04/15/04                                   330,000          329,052
                                                                     -----------
                                                                       1,208,704

      TREASURY NOTES 69.4%
      --------------------------------------------------------------------------

      U.S. TREASURY NOTES
      3.00%, 01/31/04                                   461,045          461,787
      5.88%, 02/15/04                                   305,000          306,790
      3.00%, 02/29/04                                   576,305          578,153
      3.63%, 03/31/04                                   574,315          578,004
      3.38%, 04/30/04                                   312,720          315,135
      7.25%, 05/15/04                                   190,000          194,380
      12.38%, 05/15/04                                  140,000          145,864
      3.25%, 05/31/04                                   164,440          165,917
      2.13%, 08/31/04                                    51,330           51,625
      5.88%, 11/15/04                                     8,885            9,229
                                                                     -----------
                                                                       2,806,884

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 27

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                               $4,015,588 a
Cash                                                                         1
Interest receivable                                                     30,405
Prepaid expenses                                                   +       109
                                                                   ------------
TOTAL ASSETS                                                         4,046,103

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                39
   Investment adviser and administrator fees                                31
   Transfer agent and shareholder service fees                              50
Accrued expenses                                                   +       173
                                                                   ------------
TOTAL LIABILITIES                                                          293

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         4,046,103
TOTAL LIABILITIES                                                  -       293
                                                                   ------------
NET ASSETS                                                          $4,045,810

NET ASSETS BY SOURCE
Capital received from investors                                      4,046,682
Net realized capital losses                                               (872)

NET ASSET VALUE (NAV)

                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
$4,045,810                               4,046,746                        $1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $4,015,588.


FEDERAL TAX DATA
-----------------------------------------
COST BASIS OF PORTFOLIO        $4,015,588

UNUSED CAPITAL LOSSES:
Expires 12/31 of:            Loss amount:
   2005                               $62
   2006                                89
   2007                               580
   2010                                66
   2011                      +         75
                             ------------
                                     $872


28 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $47,177

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                   (56)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               14,778 a
Transfer agent and shareholder service fees                             18,614 b
Trustees' fees                                                              44 c
Custodian and portfolio accounting fees                                    311
Professional fees                                                           32
Registration fees                                                          139
Shareholder reports                                                        112
Other expenses                                                     +        35
                                                                   ------------
Total expenses                                                          34,065
Expense reduction                                                  -     7,178 d
                                                                   ------------
NET EXPENSES                                                            26,887

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 47,177
NET EXPENSES                                                       -    26,887
                                                                   ------------
NET INVESTMENT INCOME                                                   20,290
NET REALIZED LOSSES                                                +       (56)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $20,234

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 29

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                              1/1/03-12/31/03  1/1/02-12/31/02
Net investment income                                 $20,290          $45,709
Net realized losses                           +           (56)             (72)
                                              ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 20,234           45,637

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                   20,290           45,709 a

TRANSACTIONS IN FUND SHARES                                                    b
-------------------------------------------------------------------------------
Shares sold                                        10,404,314       10,640,600
Shares reinvested                                      20,037           45,056
Shares redeemed                               +   (10,701,867)     (10,404,554)
                                              ---------------------------------
NET TRANSACTIONS IN FUND SHARES                      (277,516)         281,102

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                 4,323,382        4,042,352
Total increase or decrease                    +      (277,572)         281,030 c
                                              ---------------------------------
END OF PERIOD                                      $4,045,810       $4,323,382

Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income              $20,290
  Long-term capital gains          $--

  PRIOR YEAR
  Ordinary income              $45,709
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


30 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
INVESTOR SHARES                                12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00      1.00          1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
       Net investment income                     0.01        0.02        0.04      0.06          0.05
                                               -------------------------------------------------------------------------------------
Less distributions:
       Dividends from net investment income     (0.01)      (0.02)      (0.04)     (0.06)       (0.05)
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00      1.00          1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                 0.80        1.55        4.05      6.22          5.01

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
       Net operating expenses                    0.45        0.45        0.43      0.41 1        0.40
       Gross operating expenses                  0.55        0.54        0.56      0.60          0.61
       Net investment income                     0.81        1.55        3.92      6.07          4.91
Net assets, end of period ($ x 1,000,000)      28,860      38,728      44,247    36,319        27,265

                                              2/28/03 2-
SELECT SHARES(R)                                12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00
                                               -------------------------------------------------------------------------------------

Income from investment operations:
       Net investment income                      0.01
                                               -------------------------------------------------------------------------------------

Less distributions:
       Dividends from net investment income      (0.01)
                                               -------------------------------------------------------------------------------------

Net asset value at end of period                  1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                  0.72 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
       Net operating expenses                     0.35 4
       Gross operating expenses                   0.55 4
       Net investment income                      0.83 4
Net assets, end of period ($ x 1,000,000)        1,013

1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

2 Commencement of operations.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 31

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                1/1/03-    7/1/02 1-
INSTITUTIONAL SHARES                           12/31/03     12/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00         1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
       Net investment income                     0.01         0.01
                                               -------------------------------------------------------------------------------------
Less distributions:
       Dividends from net investment income     (0.01)       (0.01)
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                 1.00         1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                 1.01         0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
       Net operating expenses                    0.24         0.24 3
       Gross operating expenses                  0.55         0.55 3
       Net investment income                     1.00         1.57 3
Net assets, end of period ($ x 1,000,000)         720          521

1 Commencement of operations.

2 Not annualized.

3 Annualized.


32 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 *  Asset-backed security

 +  Credit-enhanced security

 o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                    COST                VALUE
HOLDINGS BY CATEGORY                              ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
 85.6%      FIXED-RATE
            OBLIGATIONS                           26,210,020          26,210,020
  2.8%      U.S. GOVERNMENT
            SECURITIES                               849,265             849,265
  6.4%      VARIABLE-RATE
            OBLIGATIONS                            1,962,608           1,962,608
  5.1%      OTHER INVESTMENTS                      1,555,455           1,555,455
--------------------------------------------------------------------------------
 99.9%      TOTAL INVESTMENTS                     30,577,348          30,577,348
  0.1%      OTHER ASSETS AND
            LIABILITIES                                                   16,470
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                          30,593,818

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      FIXED-RATE OBLIGATIONS 85.6% of Net Assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 51.5%
      --------------------------------------------------------------------------

      AB SPINTAB
      1.11%, 02/06/04                                       38,000        37,958
      1.09%, 02/10/04                                        8,000         7,990
      1.10%, 03/03/04                                       15,000        14,972
      1.11%, 04/08/04                                       15,000        14,955

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 01/14/04                                       30,000        29,988

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 02/12/04                                      130,000       129,835
      1.11%, 02/17/04                                       25,000        24,964

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/23/04                                       25,000        24,983
      1.09%, 02/03/04                                       25,000        24,975
      1.09%, 02/13/04                                       15,000        14,980

    + ANZ (DELAWARE), INC.
      1.08%, 01/09/04                                      110,000       109,974

   *+ APRECO, INC., SECTION 4(2) / 144A
      1.11%, 01/15/04                                       10,000         9,996

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.11%, 02/12/04                                       50,000        49,936
      1.11%, 02/20/04                                       13,000        12,980
      1.10%, 02/23/04                                       25,000        24,960
      1.13%, 04/08/04                                       30,000        29,909

    * ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.12%, 01/29/04                                       25,000        24,978
      1.12%, 01/30/04                                       46,000        45,959
      1.12%, 02/20/04                                      105,000       104,836
      1.12%, 02/27/04                                       50,000        49,911

   *+ ASSET PORTFOLIO FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/09/04                                       29,000        28,993
      1.13%, 03/19/04                                       38,000        37,908

   *+ ASSET SECURITIZATION COOPERATIVE CORP.,
      SECTION 4(2) / 144A
      1.10%, 01/16/04                                       50,000        49,977
      1.10%, 01/20/04                                       79,000        78,954
      1.10%, 01/21/04                                       25,000        24,985

    * ATLANTIC ASSET SECURITIZATION, SECTION 4(2) / 144A
      1.10%, 01/20/04                                       10,099        10,093


                                                         See financial notes. 33

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   *+ ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/08/04                                       12,000        11,997
      1.11%, 01/13/04                                       40,000        39,985
      1.09%, 02/18/04                                        9,750         9,736
      1.11%, 03/11/04                                        6,000         5,987
      1.13%, 03/12/04                                       79,000        78,826
      1.11%, 03/17/04                                       70,000        69,837
      1.13%, 03/17/04                                       10,169        10,145
      1.12%, 03/18/04                                      103,000       102,755
      1.10%, 04/13/04                                       45,000        44,858
      1.10%, 04/14/04                                      190,000       189,396

      BANK OF AMERICA CORP.
      1.14%, 05/06/04                                      370,000       368,537

    * BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.09%, 01/06/04                                       50,000        49,992
      1.10%, 01/20/04                                       35,000        34,980

      BEAR STEARNS COMPANIES, INC.
      1.10%, 01/29/04                                       49,000        48,958
      1.09%, 02/09/04                                       58,000        57,932

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 01/23/04                                       19,000        18,987
      1.10%, 01/28/04                                       68,000        67,944
      1.10%, 02/24/04                                       19,000        18,969
      1.13%, 03/10/04                                       43,000        42,908
      1.12%, 03/18/04                                       37,000        36,912
      1.13%, 03/22/04                                       14,000        13,965
      1.13%, 04/15/04                                        6,000         5,980
      1.16%, 04/15/04                                       25,000        24,916

    * CC (USA), INC., SECTION 3C7 / 144A
      1.10%, 01/28/04                                       20,000        19,984
      1.09%, 01/30/04                                       68,000        67,940
      1.10%, 02/09/04                                       22,500        22,473
      1.10%, 02/11/04                                       10,000         9,987
      1.11%, 02/13/04                                       25,000        24,967
      1.11%, 02/17/04                                       27,500        27,460
      1.12%, 03/15/04                                       55,000        54,873
      1.12%, 03/18/04                                       53,000        52,874
      1.13%, 04/13/04                                        7,000         6,978
      1.24%, 08/09/04                                       75,000        75,000

      CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      1.09%, 03/16/04                                       77,000        76,825

      CITICORP
      1.09%, 02/11/04                                       15,000        14,981

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.09%, 01/05/04                                       75,000        74,991
      1.08%, 01/08/04                                       90,000        89,981
      1.09%, 01/26/04                                       75,000        74,943

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.11%, 01/05/04                                       85,000        84,990
      1.10%, 01/06/04                                       48,731        48,724
      1.11%, 01/07/04                                       50,000        49,991
      1.10%, 01/08/04                                       50,000        49,989
      1.10%, 01/12/04                                      100,000        99,966
      1.10%, 01/20/04                                      100,000        99,942

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
      1.11%, 01/09/04                                       46,000        45,989
      1.12%, 01/12/04                                       15,000        14,995
      1.11%, 01/21/04                                       41,000        40,975
      1.12%, 01/21/04                                       31,000        30,981
      1.11%, 01/23/04                                      110,000       109,925
      1.11%, 02/05/04                                       40,151        40,108
      1.17%, 02/06/04                                       30,000        29,965
      1.11%, 02/10/04                                       50,000        49,938
      1.11%, 02/17/04                                       16,000        15,977

   *+ CRC FUNDING, L.L.C., SECTION 4(2) / 144A
      1.09%, 01/09/04                                       14,000        13,997
      1.09%, 01/14/04                                       58,000        57,977

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.09%, 01/09/04                                       25,000        24,994
      1.09%, 01/13/04                                       24,000        23,991
      1.10%, 01/13/04                                       75,000        74,973
      1.10%, 01/14/04                                       48,000        47,981
      1.10%, 01/21/04                                      150,000       149,908
      1.10%, 01/22/04                                      200,000       199,872
      1.11%, 01/22/04                                       45,000        44,971
      1.10%, 01/23/04                                       24,000        23,984
      1.11%, 01/23/04                                       16,000        15,989
      1.09%, 01/30/04                                       19,000        18,983
      1.09%, 02/05/04                                       10,000         9,989

    + DANSKE CORP.
      1.11%, 03/08/04                                       50,000        49,897

    * DELAWARE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/13/04                                       31,127        31,116
      1.08%, 01/23/04                                       25,099        25,082
      1.09%, 01/23/04                                       25,031        25,014


34 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      DEN NORSKE BANK ASA
      1.11%, 03/02/04                                       70,000        69,868
      1.11%, 03/04/04                                       23,000        22,955
      1.12%, 05/19/04                                       35,000        34,849

      DEPFA PLC, SECTION 4(2) / 144A
      1.10%, 03/10/04                                       11,000        10,977

    + DEXIA DELAWARE, L.L.C.
      1.08%, 02/25/04                                      110,000       109,819
      1.08%, 02/26/04                                      167,000       166,719

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.09%, 01/12/04                                       42,500        42,486
      1.10%, 01/28/04                                       17,000        16,986
      1.11%, 01/28/04                                       42,500        42,465
      1.13%, 04/13/04                                       17,000        16,946

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.10%, 02/19/04                                       33,000        32,951

    * EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/12/04                                       50,000        49,983
      1.10%, 01/23/04                                       59,000        58,960
      1.11%, 01/23/04                                       65,000        64,956

   *+ FAIRWAY FINANCE CORP., SECTION 4(2) / 144A
      1.06%, 01/08/04                                        5,000         4,999
      1.10%, 01/15/04                                       50,000        49,979
      1.10%, 01/29/04                                       18,171        18,155
      1.10%, 02/17/04                                       11,987        11,970
      1.12%, 03/08/04                                       14,453        14,423
      1.12%, 03/12/04                                      125,000       124,726
      1.12%, 03/25/04                                       35,000        34,909
      1.15%, 04/15/04                                       17,657        17,598

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.04%, 01/12/04                                       18,000        17,994
      1.09%, 01/12/04                                       91,920        91,889
      1.09%, 01/16/04                                      128,835       128,777
      1.09%, 01/27/04                                       27,000        26,979
      1.09%, 01/30/04                                       30,000        29,974

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.08%, 02/05/04                                       80,000        79,916
      1.08%, 02/12/04                                       17,000        16,979

    + FORTIS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/15/04                                       33,000        32,986
      1.10%, 01/16/04                                       27,886        27,873

   *+ GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.11%, 01/16/04                                       30,000        29,986
      1.10%, 01/26/04                                       93,000        92,929
      1.10%, 01/28/04                                      103,000       102,915
      1.11%, 02/11/04                                       22,000        21,972
      1.11%, 02/12/04                                       50,000        49,935
      1.11%, 02/17/04                                        7,750         7,739
      1.10%, 02/18/04                                       30,000        29,956
      1.10%, 02/20/04                                      130,000       129,801
      1.10%, 02/24/04                                       20,000        19,967
      1.10%, 02/25/04                                       40,000        39,933

    + GE CAPITAL INTERNATIONAL FUNDING, INC.,
      SECTION 4(2) / 144A
      1.10%, 01/27/04                                       28,000        27,978
      1.11%, 03/03/04                                       71,000        70,864
      1.11%, 03/05/04                                      202,000       201,601

      GE FINANCIAL ASSURANCE HOLDINGS, INC.,
      SECTION 4(2) / 144A
      1.10%, 01/22/04                                       68,090        68,046
      1.09%, 02/10/04                                       20,000        19,976

      GENERAL ELECTRIC CAPITAL CORP.
      1.10%, 01/27/04                                      185,000       184,853
      1.10%, 02/19/04                                      238,000       237,644
      1.11%, 03/03/04                                      235,000       234,551
      1.11%, 03/04/04                                       87,000        86,831

      GENERAL ELECTRIC CAPITAL SERVICES
      1.09%, 02/09/04                                       44,000        43,948
      1.10%, 02/11/04                                       25,000        24,969
      1.10%, 03/05/04                                      255,000       254,501

      GENERAL ELECTRIC CO.
      1.13%, 02/12/04                                      232,000       231,694

   *+ GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.10%, 01/15/04                                      143,824       143,762
      1.11%, 01/16/04                                       38,000        37,982
      1.10%, 01/22/04                                       20,000        19,987
      1.10%, 01/27/04                                       20,000        19,984
      1.12%, 02/03/04                                       30,000        29,969
      1.10%, 02/06/04                                       55,000        54,940
      1.11%, 02/09/04                                       25,000        24,970
      1.10%, 03/12/04                                       45,000        44,902
      1.13%, 03/24/04                                       24,000        23,938

   *+ GRAMPIAN FUNDING, LTD., SECTION 4(2) / 144A
      1.10%, 02/19/04                                       49,000        48,927
      1.11%, 02/25/04                                       31,000        30,947

    * GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/28/04                                       42,000        41,965
      1.11%, 02/05/04                                       17,000        16,982
      1.10%, 02/06/04                                       25,000        24,973


                                                         See financial notes. 35

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      1.11%, 02/06/04                                      154,000       153,829
      1.10%, 02/13/04                                       49,800        49,735

   *+ HATTERAS FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/15/04                                       24,018        24,008
      1.11%, 01/22/04                                       15,000        14,990
      1.11%, 01/23/04                                       13,305        13,296
      1.10%, 01/26/04                                       27,000        26,979
      1.10%, 01/28/04                                       23,269        23,250
      1.10%, 02/20/04                                       15,533        15,509
      1.10%, 02/23/04                                       35,014        34,957

    + HBOS TREASURY SERVICES, PLC
      1.10%, 02/04/04                                       55,000        54,943
      1.10%, 02/19/04                                       59,000        58,912
      1.11%, 02/23/04                                       33,000        32,946
      1.11%, 03/03/04                                       64,000        63,878
      1.13%, 03/11/04                                       15,000        14,967
      1.10%, 03/23/04                                       50,000        49,875

      HSBC U.S.A., INC.
      1.09%, 01/27/04                                      146,000       145,885

   *+ INDEPENDENCE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.09%, 01/12/04                                       16,000        15,995
      1.10%, 01/15/04                                      128,000       127,946

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.10%, 03/10/04                                       38,000        37,920
      1.09%, 04/13/04                                       22,000        21,931

      J.P. MORGAN CHASE & CO.
      1.10%, 02/10/04                                      107,000       106,869
      1.10%, 02/12/04                                       70,000        69,910

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.09%, 01/12/04                                      114,000       113,962
      1.12%, 01/20/04                                       23,000        22,986

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      1.10%, 01/14/04                                       98,000        97,961

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      1.08%, 01/12/04                                      100,000        99,967
      1.09%, 01/15/04                                       33,899        33,885
      1.10%, 02/10/04                                       13,577        13,560
      1.11%, 02/10/04                                       48,342        48,282
      1.10%, 02/17/04                                       16,566        16,542
      1.10%, 03/16/04                                       20,419        20,372
      1.13%, 03/22/04                                       38,309        38,212

    + LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE,
      SECTION 4(2) / 144A
      1.29%, 03/09/04                                       90,000        89,784
      1.33%, 03/26/04                                       30,000        29,907
      1.35%, 04/15/04                                       35,000        34,864

    * LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.16%, 01/08/04                                       30,000        29,993
      1.11%, 01/20/04                                       11,503        11,496
      1.11%, 01/23/04                                       46,000        45,969
      1.10%, 02/05/04                                       70,545        70,470
      1.11%, 02/10/04                                       40,000        39,951
      1.11%, 02/11/04                                       45,000        44,943
      1.13%, 03/05/04                                       18,480        18,443
      1.15%, 04/16/04                                       35,715        35,595

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 02/19/04                                       49,000        48,927
      1.10%, 03/08/04                                       59,000        58,879

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/22/04                                       50,086        50,054
      1.11%, 01/27/04                                        8,505         8,498
      1.12%, 01/27/04                                       10,000         9,992
      1.10%, 02/04/04                                      100,000        99,896
      1.10%, 02/05/04                                       36,534        36,495
      1.11%, 02/09/04                                       35,000        34,958

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/06/04                                       65,000        64,990
      1.10%, 01/07/04                                       13,000        12,998
      1.10%, 01/15/04                                       16,000        15,993
      1.09%, 01/20/04                                       40,000        39,977
      1.11%, 01/28/04                                       22,999        22,980
      1.10%, 02/12/04                                       80,000        79,897

      MORGAN STANLEY
      1.08%, 01/05/04                                      185,000       184,978
      1.08%, 01/13/04                                      100,000        99,964
      1.08%, 01/20/04                                      195,000       194,889
      1.08%, 01/26/04                                       76,000        75,943
      1.08%, 02/10/04                                      175,000       174,790

      NATIONWIDE BUILDING SOCIETY
      1.10%, 01/28/04                                       45,000        44,963

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.11%, 01/16/04                                       31,000        30,986
      1.10%, 01/21/04                                      107,000       106,935
      1.11%, 01/23/04                                       36,000        35,976


36 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
    + NORDEA NORTH AMERICA, INC.
      1.08%, 01/22/04                                       53,554        53,520
      1.09%, 02/12/04                                       98,000        97,875
      1.10%, 03/25/04                                       20,000        19,949

   *+ OLD LINE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/08/04                                       30,033        30,027
      1.09%, 01/09/04                                       17,884        17,880
      1.09%, 01/15/04                                       27,938        27,926
      1.10%, 01/16/04                                       62,829        62,800
      1.10%, 01/20/04                                       12,462        12,455
      1.09%, 01/23/04                                        9,591         9,585
      1.09%, 01/28/04                                       14,094        14,083
      1.10%, 01/28/04                                       18,115        18,100

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.11%, 01/06/04                                       50,000        49,992
      1.12%, 01/07/04                                      100,397       100,378
      1.12%, 01/08/04                                       14,000        13,997
      1.12%, 01/09/04                                      106,100       106,074
      1.12%, 02/12/04                                       12,000        11,984
      1.13%, 03/09/04                                       39,000        38,917

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.09%, 01/14/04                                      134,533       134,480
      1.11%, 02/11/04                                       61,000        60,923

    * RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.09%, 01/05/04                                       20,000        19,998
      1.08%, 01/16/04                                      225,780       225,678
      1.09%, 01/20/04                                       80,000        79,954
      1.10%, 01/20/04                                       25,023        25,008
      1.10%, 03/01/04                                       40,000        39,927

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      1.09%, 03/18/04                                      115,000       114,732

    * SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.10%, 01/14/04                                        6,056         6,054
      1.11%, 01/21/04                                       95,000        94,941
      1.10%, 02/26/04                                       45,000        44,923
      1.14%, 03/24/04                                       23,000        22,940

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 01/28/04                                       10,000         9,992
      1.11%, 02/13/04                                      112,000       111,852
      1.14%, 02/13/04                                       16,000        15,978
      1.10%, 02/19/04                                       10,000         9,985
      1.13%, 02/26/04                                       24,000        23,958
      1.13%, 03/11/04                                       15,000        14,967
      1.14%, 03/11/04                                       20,000        19,956
      1.13%, 03/23/04                                       54,000        53,862
      1.14%, 03/23/04                                       39,000        38,900

    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
      1.11%, 03/03/04                                       35,000        34,933

   *+ THUNDER BAY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 01/09/04                                       42,893        42,883
      1.10%, 01/15/04                                       38,699        38,683
      1.10%, 01/20/04                                       20,000        19,988
      1.09%, 01/23/04                                       27,079        27,061
      1.09%, 01/26/04                                       13,766        13,756
      1.09%, 02/05/04                                       19,081        19,061
      1.09%, 02/13/04                                       23,000        22,970

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/13/04                                       33,000        32,988
      1.09%, 01/14/04                                       53,000        52,979
      1.10%, 01/16/04                                       15,686        15,679
      1.09%, 01/23/04                                       95,533        95,469
      1.10%, 01/23/04                                       43,209        43,180
      1.10%, 01/28/04                                       20,500        20,483

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      1.08%, 01/08/04                                       13,411        13,408
      1.10%, 01/09/04                                       16,939        16,935
      1.09%, 01/13/04                                       25,078        25,069
      1.08%, 01/14/04                                       20,000        19,992

   *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/09/04                                       56,598        56,584
      1.10%, 01/14/04                                      100,000        99,960
      1.10%, 01/23/04                                       20,000        19,987
      1.10%, 01/26/04                                      185,000       184,859

    + WESTPAC CAPITAL CORP.
      1.08%, 02/04/04                                      123,000       122,875

    + WESTPAC TRUST SECURITIES NZ
      1.10%, 03/05/04                                       12,700        12,675
      1.11%, 03/12/04                                      106,000       105,769

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/23/04                                       25,000        24,983
      1.09%, 02/03/04                                       99,000        98,901
      1.10%, 02/04/04                                       17,000        16,982
                                                                     -----------
                                                                      15,771,018


                                                         See financial notes. 37

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      CERTIFICATES OF DEPOSIT 30.3%
      --------------------------------------------------------------------------

    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.09%, 01/06/04                                      126,000       126,000

      ALLIANCE & LEICESTER, PLC
      1.10%, 02/20/04                                       30,000        30,000
      1.10%, 03/10/04                                       50,000        50,000
      1.11%, 03/19/04                                       19,000        19,000

      AMERICAN EXPRESS CENTURION BANK
      1.08%, 01/30/04                                      141,000       141,000

      BANK OF NOVA SCOTIA
      1.10%, 03/24/04                                      194,000       194,000

      BARCLAYS BANK, PLC
      1.10%, 01/09/04                                      125,000       125,000
      1.10%, 01/13/04                                      127,000       127,000
      1.10%, 03/22/04                                      200,000       200,000
      1.10%, 04/19/04                                       25,000        25,019
      1.35%, 08/26/04                                       49,000        48,997

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.25%, 03/15/04                                      100,000        99,997
      1.30%, 03/26/04                                      100,000        99,998

      BNP PARIBAS
      1.08%, 02/04/04                                       50,000        50,000
      1.10%, 02/06/04                                      214,000       214,000
      1.11%, 03/10/04                                      200,000       200,000
      1.11%, 04/02/04                                      196,000       196,000
      1.10%, 04/19/04                                      140,000       140,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.09%, 01/15/04                                       45,000        45,000
      1.08%, 02/06/04                                       19,000        19,000
      1.10%, 02/17/04                                      232,000       232,000

      CITIBANK, N.A.
      1.10%, 01/22/04                                      160,000       160,000
      1.09%, 02/04/04                                       20,000        20,000
      1.10%, 02/13/04                                       70,000        70,000
      1.10%, 03/04/04                                      155,000       155,000

      COMMONWEALTH BANK OF AUSTRALIA
      1.10%, 01/13/04                                       71,000        71,000

      CREDIT AGRICOLE INDOSUEZ
      1.08%, 02/02/04                                      161,000       161,000

      CREDIT LYONNAIS S.A.
      1.12%, 03/08/04                                       28,000        27,999
      1.11%, 04/01/04                                      140,000       140,004

      CREDIT SUISSE FIRST BOSTON
      1.09%, 03/16/04                                      283,000       283,000

      DANSKE BANK A/S
      1.09%, 02/23/04                                      299,000       299,002

      DEPFA BANK, PLC
      1.13%, 03/22/04                                       68,000        68,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                      110,000       110,000
      1.41%, 10/15/04                                      285,000       285,000
      1.42%, 10/27/04                                       27,000        27,000
      1.50%, 11/19/04                                      100,000       100,000

      FIRST TENNESSEE BANK, N.A.
      1.10%, 02/10/04                                       55,000        55,000

      FORENINGSSPARBANKEN, AB (SWEDBANK)
      1.05%, 01/12/04                                       50,000        50,000

      FORTIS BANK
      1.08%, 02/03/04                                      100,000       100,000
      1.10%, 02/13/04                                       98,000        98,000

    + HBOS TREASURY SERVICES, PLC
      1.11%, 01/20/04                                       48,000        48,000
      1.09%, 02/06/04                                       17,000        17,000
      1.11%, 03/12/04                                       24,000        24,000
      1.11%, 04/19/04                                       27,000        27,000

      HSBC BANK, PLC
      1.09%, 02/11/04                                       78,000        78,000
      1.09%, 02/17/04                                       21,000        21,000
      1.09%, 02/19/04                                       55,000        55,000

      HSH NORDBANK, AG
      1.08%, 02/09/04                                       34,000        34,000
      1.42%, 09/07/04                                       92,000        91,994
      1.42%, 10/29/04                                       18,000        17,999

      ING BANK, NV
      1.05%, 01/14/04                                       65,000        65,000
      1.10%, 02/20/04                                      102,000       102,000
      1.10%, 03/24/04                                      150,000       150,000

      KBC BANK NV
      1.10%, 01/20/04                                       35,000        35,000

      LANDESBANK BADEN WURTTEMBERG
      1.10%, 01/30/04                                      143,000       143,000
      1.10%, 02/26/04                                       90,000        90,000
      1.10%, 03/19/04                                       20,000        20,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.30%, 02/03/04                                       36,000        36,003
      1.35%, 08/26/04                                       80,000        79,995
      1.51%, 11/19/04                                       62,000        62,000


38 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

      LLOYDS TSB BANK, PLC
      1.10%, 04/02/04                                       39,000        39,000

      NATIONWIDE BUILDING SOCIETY
      1.10%, 02/04/04                                       85,000        85,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.25%, 04/05/04                                       50,000        50,000
      1.30%, 04/13/04                                       55,000        54,999
      1.40%, 08/05/04                                       33,000        33,001
      1.38%, 09/03/04                                        5,000         5,000

      ROYAL BANK OF SCOTLAND, PLC
      1.08%, 01/14/04                                       89,000        89,000
      1.08%, 02/06/04                                       97,000        97,000
      1.10%, 03/15/04                                       92,000        92,002
      1.35%, 08/26/04                                      100,000        99,993
      1.40%, 09/07/04                                       85,000        84,994

      SAN PAOLO IMI SPA
      1.03%, 01/07/04                                       90,000        90,000
      1.10%, 01/30/04                                       80,000        80,000
      1.11%, 02/17/04                                       78,000        78,002
      1.10%, 02/18/04                                       77,000        77,000
      1.12%, 02/18/04                                       15,000        15,000

      SOCIETE GENERALE
      1.11%, 03/16/04                                      100,000       100,000
      1.10%, 03/22/04                                      292,000       292,000
      1.10%, 03/23/04                                      200,000       200,000

      SOUTHTRUST BANK
      1.08%, 02/11/04                                       82,000        82,000

      SVENSKA HANDELSBANKEN AB
      1.08%, 01/08/04                                       82,000        82,000
      1.08%, 01/21/04                                       92,000        92,000
      1.11%, 02/03/04                                       48,000        48,000

      TORONTO DOMINION BANK
      1.11%, 04/02/04                                       75,000        75,000

      UBS, AG
      1.10%, 03/17/04                                       71,000        71,019
      1.32%, 08/04/04                                       25,000        25,000
      1.38%, 08/26/04                                       45,000        44,997
      1.42%, 11/12/04                                      200,000       199,991

      UNICREDITO ITALIANO SPA
      1.10%, 01/15/04                                      165,000       165,000
      1.12%, 01/21/04                                       45,000        45,000
      1.12%, 01/26/04                                      107,000       107,000
      1.09%, 01/29/04                                       20,000        20,000
      1.11%, 03/19/04                                      240,000       240,000
      1.12%, 03/24/04                                       30,000        30,000

      WASHINGTON MUTUAL BANK
      1.11%, 02/09/04                                       57,000        57,000

      WELLS FARGO BANK N.A.
      1.08%, 01/07/04                                       25,000        25,000

      WESTLB AG
      1.26%, 04/02/04                                      105,000       105,000
      1.34%, 04/14/04                                       99,000        99,000
      1.35%, 04/23/04                                      100,000        99,997

      WILMINGTON TRUST CO.
      1.13%, 02/27/04                                       25,000        25,000
                                                                     -----------
                                                                       9,259,002
      BANK NOTES 2.4%
      --------------------------------------------------------------------------

      BANK OF AMERICA, N.A.
      1.10%, 03/15/04                                      208,000       208,000
      1.08%, 04/13/04                                      190,000       190,000
      1.08%, 04/15/04                                      175,000       175,000

      LASALLE NATIONAL BANK, N.A.
      1.10%, 02/09/04                                       17,000        17,000

      STANDARD FEDERAL BANK, N.A.
      1.10%, 01/30/04                                       89,000        89,000
      1.10%, 02/13/04                                       73,000        73,000
                                                                     -----------
                                                                         752,000
      PROMISSORY NOTES 1.4%
      --------------------------------------------------------------------------

    o THE GOLDMAN SACHS GROUP, INC.
      1.14%, 01/28/04                                       60,000        60,000
      1.22%, 02/05/04                                       77,000        77,000
      1.21%, 02/20/04                                       12,000        12,000
      1.19%, 03/23/04                                      279,000       279,000
                                                                     -----------
                                                                         428,000
      U.S. GOVERNMENT SECURITIES 2.8% of Net Assets

      DISCOUNT NOTES 2.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.10%, 03/17/04                                      381,000       380,115

      FREDDIE MAC
      1.10%, 03/15/04                                      185,000       184,582
      1.00%, 03/25/04                                       50,000        49,885
      1.10%, 04/05/04                                      110,000       109,683
                                                                     -----------
                                                                         724,265


                                                         See financial notes. 39

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      COUPON NOTES 0.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.55%, 11/17/04                                       25,000        25,000
      1.65%, 12/30/04                                      100,000       100,000
                                                                     -----------
                                                                         125,000
      VARIABLE-RATE OBLIGATIONS 6.4% of Net Assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB
      Series II-A-6
      1.17%, 01/07/04                                       27,800        27,800

    + ACTIVE LIVING OF GLENVIEW, L.L.C., 144A
      Senior Floating Rate Note
      Series 1998
      1.22%, 01/07/04                                       10,900        10,900

      BANK OF NEW YORK CO., INC., 144A
      1.13%, 01/27/04                                       50,000        50,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.18%, 01/15/04                                      100,000       100,000

      CHASE MANHATTAN BANK (USA)
      1.10%, 01/30/04                                      100,000       100,000

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds, Series 98
      1.27%, 01/07/04                                       40,000        40,000

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
      1.25%, 01/07/04                                        6,165         6,165

    * DORADA FINANCE, INC., 144A
      1.10%, 01/26/04                                       30,000        29,999
      1.14%, 01/26/04                                       65,000        65,017

    o GE LIFE & ANNUITY ASSURANCE CO., 144A
      1.22%, 01/01/04                                       50,000        50,000

      GENERAL ELECTRIC CAPITAL CORP.
      1.23%, 01/20/04                                      225,000       225,000

      LLOYDS TSB BANK, PLC
      1.06%, 01/13/04                                       48,000        47,981

    + LOANSTAR ASSETS PARTNERS II, L.P., 144A
      1.17%, 01/07/04                                       25,000        25,000

    + MERLOT TRUST
      Series 2000B, SECTION 4(2) / 144A
      1.25%, 01/07/04                                       30,000        30,000

    o METROPOLITAN LIFE INSURANCE CO., 144A
      1.22%, 01/30/04                                       50,000        50,000
      1.24%, 02/02/04                                      100,000       100,000

    o MONUMENTAL LIFE INSURANCE CO., 144A
      1.25%, 01/01/04                                      100,000       100,000
      1.29%, 01/01/04                                       10,000        10,000
      1.27%, 01/02/04                                      100,000       100,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development Bonds
      (MSNBC CNBC Project)
      Series 1997A, 144A
      1.15%, 01/02/04                                       23,500        23,500

      ROYAL BANK OF CANADA
      1.15%, 01/12/04                                       40,000        40,000

      ROYAL BANK OF SCOTLAND, PLC
      1.09%, 01/14/04                                       85,000        84,979

    + SANTA ROSA, CALIFORNIA
      Wastewater Taxable RB
      Series 2002A
      1.25%, 01/07/04                                       23,700        23,700

    * SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.14%, 01/05/04                                       35,000        34,998
      1.14%, 01/12/04                                       20,000        20,000
      1.13%, 01/14/04                                       50,000        49,997
      1.12%, 01/15/04                                      100,000        99,999
      1.12%, 01/16/04                                       50,000        49,999
      1.12%, 01/20/04                                       60,000        59,995
      1.10%, 01/21/04                                       55,000        54,995
      1.09%, 01/27/04                                       50,000        49,993
      1.12%, 11/22/04                                       50,000        49,996

    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB
      (Nussdorf Associates/Quality King
      Distributions, Inc. Facility)
      Series 1992
      1.32%, 01/07/04                                        2,595         2,595

    o TRAVELERS INSURANCE CO., 144A
      1.22%, 01/30/04                                       25,000        25,000
      1.23%, 02/01/04                                       25,000        25,000
      1.25%, 02/21/04                                      100,000       100,000
                                                                     -----------
                                                                       1,962,608


40 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                   MATURITY AMOUNT      VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)

      OTHER INVESTMENTS 5.1% of Net Assets

      REPURCHASE AGREEMENTS 5.1%
      --------------------------------------------------------------------------

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $56,566
      1.02% issued 12/31/03,
      due 01/02/04                                       55,458           55,455

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $1,020,000

      1.02% issued 12/31/03,
      due 01/02/04                                    1,000,057        1,000,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $510,001

      1.02% issued 12/31/03,
      due 01/02/04                                      500,028          500,000
                                                                     -----------
                                                                       1,555,455

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

AT DECEMBER 31, 2003, PORTFOLIO HOLDINGS INCLUDED ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                         FACE AMOUNT       VALUE
      MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
      GE LIFE & ANNUITY ASSURANCE CO., 144A
      1.22%, 10/01/03, 01/01/04                          50,000           50,000

      METROPOLITAN LIFE INSURANCE CO., 144A
      1.22%, 12/28/00, 01/30/04                          50,000           50,000
      1.24%, 02/03/03, 02/02/04                         100,000          100,000
                                                                     -----------
                                                                         150,000
      MONUMENTAL LIFE INSURANCE CO., 144A
      1.25%, 10/09/96, 01/01/04                         100,000          100,000
      1.27%, 01/12/00, 01/02/04                         100,000          100,000
      1.29%, 06/09/93, 01/01/04                          10,000           10,000
                                                                     -----------
                                                                         210,000
      THE GOLDMAN SACHS GROUP, INC.
      1.14%, 07/28/03, 01/28/04                          60,000           60,000
      1.22%, 08/05/03, 02/04/04                          77,000           77,000
      1.21%, 08/19/03, 02/20/04                          12,000           12,000
      1.19%, 09/24/03, 03/23/04                         235,000          235,000
      1.19%, 09/25/03, 03/23/04                          44,000           44,000
                                                                     -----------
                                                                         428,000
      TRAVELERS INSURANCE CO., 144A
      1.22%, 01/31/03, 01/30/04                          25,000           25,000
      1.23%, 10/31/03, 02/01/04                          25,000           25,000
      1.25%, 08/21/03, 02/21/04                         100,000          100,000
                                                                     -----------
                                                                         150,000


                                                         See financial notes. 41

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                               $30,577,348 a
Receivables:
    Fund shares sold                                                    133,735
    Interest                                                             29,665
Prepaid expenses                                                 +          485
                                                                 ---------------
TOTAL ASSETS                                                         30,741,233

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                143,504
    Dividends to shareholders                                             2,687
    Investment adviser and administrator fees                               176
    Transfer agent and shareholder service fees                             173
Accrued expenses                                                 +          875
                                                                 ---------------
TOTAL LIABILITIES                                                       147,415

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         30,741,233
TOTAL LIABILITIES                                                -      147,415
                                                                 ---------------
NET ASSETS                                                          $30,593,818

NET ASSETS BY SOURCE
Capital received from investors                                      30,593,921
Net realized capital losses                                                (103)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                NET ASSETS     /        OUTSTANDING      =        NAV
Investor Shares           $28,860,444               28,860,656             $1.00
Select Shares(R)           $1,012,891                1,012,891             $1.00
Institutional Shares         $720,483                  720,483             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $30,577,348. Includes illiquid restricted securities worth $988,000, or 3.23% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $11,810,729 or 38.60% of the fund's total net assets.

  FEDERAL TAX DATA
  --------------------------------------------
  COST BASIS OF PORTFOLIO          $30,577,348

  CAPITAL LOSSES UTILIZED                   $1

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                Loss amount:
      2005                                 $103


42 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $458,365

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains                                                            1

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               116,421 a
Transfer agent and shareholder service fees:
   Investor Shares                                                       76,724 b
   Select Shares(R)                                                       1,686 b
   Institutional Shares                                                   1,613 b
Trustees' fees                                                              178 c
Custodian and portfolio accounting fees                                   3,157
Professional fees                                                           130
Registration fees                                                           953
Shareholder reports                                                         382
Other expenses                                                     +        352
                                                                   -------------
Total expenses                                                          201,596
Expense reduction                                                  -     40,218 d
                                                                   -------------
NET EXPENSES                                                            161,378

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 458,365
NET EXPENSES                                                       -    161,378
                                                                   -------------
NET INVESTMENT INCOME                                                   296,987
NET REALIZED GAINS                                                 +          1
                                                                   -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $296,988

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets. These fees are paid by Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $37,912 from the investment adviser (CSIM) and $2,306 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Investor Shares                             0.45
  Select Shares(R)                            0.35
  Institutional Shares                        0.24

  This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 43

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/03-12/31/03    1/1/02-12/31/02
Net investment income                               $296,987           $650,804
Net realized gains                                         1                 --
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               296,988            650,804

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      283,303            648,150
Select Shares(R)                                       6,346                 --
Institutional Shares                         +         7,338              2,654
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           296,987            650,804  a

TRANSACTIONS IN FUND SHARES                                                      b
--------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                   22,006,388         34,345,512
Select Shares(R)                                   2,532,939                 --
Institutional Shares                         +     2,319,828          1,058,467
                                             -----------------------------------
TOTAL SHARES SOLD                                 26,859,155         35,403,979

SHARES REINVESTED
Investor Shares                                      263,067            608,484
Select Shares(R)                                       5,541                 --
Institutional Shares                         +         6,123              1,551
                                             -----------------------------------
TOTAL SHARES REINVESTED                              274,731            610,035

SHARES REDEEMED
Investor Shares                                  (32,136,966)       (40,473,102)
Select Shares(R)                                  (1,525,589)                --
Institutional Shares                         +    (2,126,860)          (538,626)
                                             -----------------------------------
TOTAL SHARES REDEEMED                            (35,789,415)       (41,011,728)
NET TRANSACTIONS IN FUND SHARES                   (8,655,529)        (4,997,714) c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               39,249,346         44,247,060
Total decrease                               +    (8,655,528)        (4,997,714) d
                                             -----------------------------------
END OF PERIOD                                    $30,593,818        $39,249,346


  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                  $296,987
  Long-term capital gains               $--

  PRIOR YEAR
  Ordinary income                  $650,804
  Long-term capital gains               $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares(R) on February 28, 2003.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

44 See financial notes.

SCHWAB MONEY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND(R) OFFERS THREE SHARE CLASSES: Investor Shares, Select Shares(R) and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab Money Market, Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB MONEY FUNDS

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB MONEY FUNDS

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the Portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB MONEY FUNDS

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote.1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chair, Trustee:                 Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab Holdings,
7/29/37                  Family of Funds, 1989;          Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles Schwab
                         Investments, 1991;              Investment Management, Inc.; Chair, Charles Schwab Holdings, Inc. I,
                         Capital Trust, 1993;            Schwab International Holdings, Inc.; Director, U.S. Trust Corp., United
                         Annuity Portfolios, 1994.       States Trust Co. of New York, The Gap, Inc. (clothing retailer), Siebel
                                                         Systems (software); Trustee, Stanford University. Until 6/03: Director,
                                                         Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The
                                                         Charles Schwab Corporation. Until 5/02: Director, Vodafone AirTouch PLC
                                                         (telecom). Until 3/02: Director, Audiobase, Inc. (Internet audio solutions). Until 7/01: Director, The Charles Schwab Trust Company. Until
                                                         1/99: Director, Schwab Retirement Plan Services, Inc., Mayer & Schweitzer,
                                                         Inc. (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                         Performance Technologies, Inc. (technology), TrustMark, Inc.


1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MONEY FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1            Trustee: 2003               Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                     (all trusts)                Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                        Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1          Trustee: 2002               EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                     (all trusts).               Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                     (all trusts).               EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                        Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                        9/02: President, CIO, American Century Investment Management;
                                                        Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                        American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                        and Quantitative Equity Portfolio Management, Twentieth Century
                                                        Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG               Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                      Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                            (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer                     Management, Inc.; CIO, The Charles Schwab Trust Co.
                            (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary                   SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                     (all trusts).               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                        U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MONEY FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                                 America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                        (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                        (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                        Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                        University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                        Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;      CEO, Dorward & Associates (management, marketing and
9/23/31                     Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;        Grey Advertising.
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                                Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                        Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                        Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;          services and investment advice).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                 Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                        (investments -- Netherlands), Cooper Industries (electrical products);
                                                        Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;          Chair, CEO, North American Trust (real estate investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                     Investments, 1991;          investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

SCHWAB MONEY FUNDS

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB MONEY FUNDS

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO}

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13857-06

Schwab Government Cash Reserves

      ANNUAL REPORT
      December 31, 2003

                                                           [CHARLES SCHWAB LOGO]

In This Report

   Schwab Government Cash Reserves
      Ticker Symbol: SWHXX

   Management's Discussion ................................................    2
      The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

      Performance and Fund Facts ..........................................    4

   Financial Statements ...................................................    5

   Financial Notes ........................................................   11

   Fund Trustees ..........................................................   15

   Glossary ...............................................................   18

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Government Cash Reserves

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUND

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

DURING THE PERIOD, THE SECURITIES OF FREDDIE MAC CAME UNDER PRESSURE AS NEWS OF POTENTIAL EARNINGS RESTATEMENTS AROSE. Our analysis indicated that the creditworthiness of these securities was not in doubt. As a result, we continued purchasing these securities at yields comparable to CDs and commercial paper.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were: how strong is the economy, when might inflation return, and when might the Fed start tightening short-term rates?

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                               Schwab Government Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                           0.05%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD - NO WAIVER 2                                              -0.40%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                   0.05%
--------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                               7 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
  Please refer to the Statement of Operations for additional information on expense waivers.


4 Schwab Government Cash Reserves

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
                                                      ------------------------------------------------------------------------------
Net asset value at beginning of period                   1.00        1.00        1.00        1.00       1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                 0.00 1      0.01        0.03        0.05       0.04
                                                      ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                 (0.00) 1    (0.01)      (0.03)      (0.05)     (0.04)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                         1.00        1.00        1.00        1.00       1.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                         0.08        0.68        3.08        5.33       4.28

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                1.14 2      1.25        1.25        1.14 3     0.95
   Gross operating expenses                              1.45 2      1.41        1.50        1.47       1.09
   Net investment income                                 0.08        0.67        2.99        5.24       4.34
Net assets, end of period ($ x 1,000,000)                 644         639         562         412        198

1 Per-share amount was less than $0.01.

2 Please refer to Statement of Operations for additional information on expense waivers.

3 The ratio of net operating expenses would have been 1.13% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB GOVERNMENT CASH RESERVES

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 54.6%   U.S. GOVERNMENT
         SECURITIES                                        351,102       351,102

 45.5%   OTHER INVESTMENTS                                 292,866       292,866
--------------------------------------------------------------------------------
100.1%   TOTAL INVESTMENTS                                 643,968       643,968

(0.1)%   OTHER ASSETS AND
         LIABILITIES                                                        (392)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                643,576


      ISSUER                                         FACE AMOUNT         VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      U.S. GOVERNMENT SECURITIES 54.6% of Net Assets
      --------------------------------------------------------------------------

      DISCOUNT NOTES 52.7%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.03%, 01/05/04                                     15,000          14,998
      1.05%, 01/05/04                                     19,500          19,498
      1.02%, 01/08/04                                     30,000          29,994
      1.06%, 01/09/04                                      1,600           1,600
      1.00%, 01/14/04                                      1,455           1,455
      1.03%, 01/14/04                                      2,200           2,199
      1.07%, 01/14/04                                     20,000          19,992
      1.03%, 01/15/04                                      1,000           1,000
      1.07%, 02/04/04                                     10,000           9,990

      FEDERAL HOME LOAN BANK
      1.05%, 01/02/04                                     94,450          94,447
      1.05%, 01/05/04                                     10,000           9,999
      1.02%, 01/07/04                                     11,600          11,598
      1.03%, 01/09/04                                      3,062           3,061
      1.12%, 01/09/04                                      1,013           1,013
      1.00%, 01/14/04                                      2,000           1,999

      FREDDIE MAC
      1.03%, 01/06/04                                     24,786          24,782
      1.03%, 01/08/04                                     19,583          19,579
      1.06%, 01/08/04                                      3,026           3,025
      1.06%, 01/14/04                                     10,000           9,996
      1.03%, 01/15/04                                     26,400          26,389
      1.08%, 01/15/04                                      5,000           4,998
      1.08%, 01/21/04                                     13,756          13,748
      1.07%, 01/30/04                                      3,023           3,020
      1.09%, 02/02/04                                      1,400           1,399
      1.09%, 02/19/04                                      5,000           4,993
      1.08%, 03/01/04                                      4,100           4,093
                                                                     -----------
                                                                         338,865
      COUPON NOTES 1.9%
      --------------------------------------------------------------------------

      FANNIE MAE
      5.13%, 02/13/04                                      7,680           7,715

      FEDERAL HOME LOAN BANK
      5.25%, 02/13/04                                      4,500           4,522
                                                                     -----------
                                                                          12,237


6 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

                                                  MATURITY AMOUNT        VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)

OTHER INVESTMENTS 45.5% of Net Assets

REPURCHASE AGREEMENTS 45.5%
--------------------------------------------------------------------------------

BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $74,464
1.02%, issued 12/31/03,
due 01/02/04                                          73,004            73,000

CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $75,344
1.02%, issued 12/31/03,
due 01/02/04                                          73,870            73,866

J.P. MORGAN CHASE & CO.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $74,462
1.02%, issued 12/31/03,
due 01/02/04                                          73,004            73,000

THE GOLDMAN SACHS GROUP, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $74,460
1.02%, issued 12/31/03,
due 01/02/04                                          73,004            73,000
                                                                     ---------
                                                                       292,866

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                        See financial notes.  7

SCHWAB GOVERNMENT CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                                $351,102 a
Repurchase agreements, at value                                       292,866 a
Receivables:
  Interest                                                                246
Prepaid expenses                                                   +      251
                                                                   ----------
TOTAL ASSETS                                                          644,465

LIABILITIES
------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 3
  Transfer agent and shareholder service fees                               2
  Transaction service fees                                                797
Accrued expenses                                                   +       87
                                                                   -----------
TOTAL LIABILITIES                                                         889

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          644,465
TOTAL LIABILITIES                                                  -      889
                                                                   -----------
NET ASSETS                                                           $643,576
NET ASSETS BY SOURCE
Capital received from investors                                       643,599
Net realized capital losses                                               (23)

NET ASSET VALUE (NAV)
                                        SHARES
NET ASSETS             /           OUTSTANDING              =           NAV
$643,576                               643,599                         $1.00

Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $643,968.

FEDERAL TAX DATA
------------------------------------------------
COST BASIS OF PORTFOLIO                 $643,968

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount:
  2007                                        $1
  2011                              +         22
                                    ------------
                                             $23


8  See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Interest                                                              $7,790

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized loss on investments sold                                    (22)

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                              2,435 a
Transfer agent and shareholder service fees                            2,883 b
Transaction service fees                                               3,525 c
Trustees' fees                                                            30 d
Custodian and portfolio accounting fees                                   63
Professional fees                                                         25
Registration fees                                                        207
Shareholder reports                                                      108
Other expenses                                                    +        9
                                                                  ----------
Total expenses                                                         9,285
Expense reduction                                                 -    1,997 e
                                                                  ----------
NET EXPENSES                                                           7,288

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                7,790
NET EXPENSES                                                      -    7,288
                                                                  -----------
NET INVESTMENT INCOME                                                    502

NET REALIZED LOSSES                                               +      (22)
                                                                  -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $480

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d For the fund's independent trustees only.

e This reduction consisted of two components. A reduction of $1,274, which reduced the fund's annualized operating expense ratio (OER) by 0.20%, was made by the investment adviser (CSIM) to reflect a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual OER of this fund through at least April 30, 2004, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Also, CSIM voluntarily waived an additional $723 of the fund's expenses, which reduced the fund's annualized OER by an additional 0.11%. The combination of these two waivers resulted in a net annualized OER for the period of 1.14%.


                                                         See financial notes.  9

SCHWAB GOVERNMENT CASH RESERVES

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/03-12/31/03   1/1/02-12/31/02
Net investment income                                 $502             $3,885
Net realized losses                       +            (22)                --
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 480              3,885

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                   502              3,885 a

TRANSACTIONS IN FUND SHARES                                                   b
------------------------------------------------------------------------------
Shares sold                                      6,056,415          5,847,747
Shares reinvested                                      481              3,716
Shares redeemed                           +     (6,052,786)        (5,773,588
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                      4,110             77,875

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                639,488            561,613
Total increase                            +          4,088             77,875 c
                                          ------------------------------------
END OF PERIOD                                     $643,576           $639,488

Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

CURRENT PERIOD
Ordinary income                          $502
Long-term capital gains                   $--

PRIOR PERIOD
Ordinary income                        $3,885
Long-term capital gains                   $--



10  See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS((TM)), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts that they borrow at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB GOVERNMENT CASH RESERVES

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Government Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB GOVERNMENT CASH RESERVES

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                      TRUST POSITION(S);
NAME AND BIRTHDATE    TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2   Chair, Trustee:              Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37               Family of Funds, 1989;       Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                      Investments, 1991;           Schwab Investment Management, Inc.; Chair, Charles Schwab
                      Capital Trust, 1993;         Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                      Annuity Portfolios, 1994.    Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                   (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                   University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                   Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                   Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                   Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                   Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                   (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                   Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB GOVERNMENT CASH RESERVES

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        Trustee:2003          Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                 (all trusts)          Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                              Corporation. Director, Wal-Mart Stores, eBay, Inc.
-----------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002         EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).         Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.


INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO           President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).            EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                 Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                 9/02: President, CIO, American Century Investment Management;
                                                 Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                 American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                 and Quantitative Equity Portfolio Management, Twentieth Century
                                                 Investors, Inc.
--------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal     SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer        The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).            Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
--------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment    SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                  Management, Inc.; CIO, The Charles Schwab Trust Co.
                        (all trusts).
--------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).            Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                 U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB GOVERNMENT CASH RESERVES

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).           Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                              America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                     (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                     (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                     Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                     University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                     Until 2001: VP, Business Affairs, CFO, Stanford University.
-----------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;       CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;           communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;         Grey Advertising.
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).           Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                             Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                     Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                     Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;       Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;           services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).           Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                              Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                     (investments -- Netherlands), Cooper Industries (electrical products);
                                                     Member, audit committee, Northern Border Partners, L.P. (energy).
-----------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;           Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;       Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;           investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB GOVERNMENT CASH RESERVES

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB GOVERNMENT CASH RESERVES

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13856-06

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
SCHWAB RETIREMENT MONEY FUND(R)

      ANNUAL REPORT
      December 31, 2003

                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion
    The president of and the funds' managers take a look at the SchwabFunds(R) factors that shaped fund performance during the report period.

    Performance and Fund Facts ......   4

  Schwab Institutional Advantage Money Fund(R)
    Ticker Symbol: SWIXX

    Financial Statements ............   5

  Schwab Retirement Money Fund(R)
    Ticker Symbol: SWRXX

    Financial Statements ............  15

  Financial Notes ......................................................  24

  Fund Trustees ........................................................  28

  Glossary .............................................................  31

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

In 1989, we founded SchwabFunds(R) on the belief that mutual funds represent an important tool for investors. Money funds, for example, are especially well-suited for the cash portion of your portfolio when you are seeking capital preservation or liquidity.

Over the past few years, mutual funds have faced a number of challenges, affecting both their performance and investor perception. Yet recently we have seen signs of positive change. The economy and the stock market have shown increasing strength. And while much remains to be done within the fund industry, the industry has been moving quickly to assess and improve its operations and its investor safeguards.

As a firm, we continue to change as well. Our capabilities are evolving in ways that allow us to offer investors more choices and better ways to do business with us. I'm enthusiastic about these changes because they're designed to offer benefits for our fund shareholders.

One thing that hasn't changed is my belief in mutual funds. Mutual funds still offer all the features that have made them so popular: diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, I believe mutual funds continue to be one of the most cost-effective investment vehicles available.

To date, millions of Americans have successfully relied on mutual funds as an important way to invest for retirement security, their children's education, and other financial goals. We remain optimistic that mutual funds will continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

In today's current low-interest-rate environment, it's tempting to ask whether money funds still have a place in an investment portfolio.

It's a fair question, but I'd suggest the answer is not as obvious as it may seem. Money funds are designed to offer several potential benefits. If you're like many investors, your asset allocation calls for a portion of your portfolio to be in cash. If the purpose of that allocation is to offer capital preservation or liquidity, or to help reduce the impact of market volatility on your portfolio, then money funds probably still make sense for you, regardless of the yield environment.

Here at SchwabFunds(R), we're proud of our seasoned fund managers and their ability to work as a team. Our managers have an average of over 16 years of experience in the investment management industry. I'm also proud to say that we're in the process of building on that experience: by expanding our selection of mutual funds, adding new share classes, and offering new, competitively priced alternatives.

Thirty years ago, Charles Schwab founded his firm with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I have enjoyed the opportunity to respond to several shareholder inquiries, and I hope you'll let us know how we're doing.

I want to thank you for investing with us and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). Within this challenging interest rate environment, we sought to take what measures we could to gain incrementally higher yields for the funds.

For example, we were able to take advantage of modest fluctuations in yields of one-year securities. These fluctuations appeared to be driven by shifts in the market's outlook on the economic recovery. The funds bought longer-term money market securities when, in our view, they offered an attractive yield compared to their shorter maturity counterparts. Because of this, the funds' weighted average maturities were often longer than the average for their peer group during the report period. 1

DURING THE PERIOD, THE SECURITIES OF FREDDIE MAC CAME UNDER PRESSURE AS NEWS OF POTENTIAL EARNINGS RESTATEMENTS AROSE. Our analysis indicated that the creditworthiness of these securities was not in doubt. As a result, the funds increased their holdings of these securities at yields comparable to CDs and commercial paper.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were: how strong is the economy, when might inflation return, and when might the Fed increase short-term rates?

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Source: iMoney Net, Inc. First Tier Retail Category, 12/31/03.


                                  Schwab Institutional Advantage Money Fund(R) 3 and Schwab Retirement Money Fund(R)

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 12/31/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                   INSTITUTIONAL ADVANTAGE      RETIREMENT
                                         MONEY FUND             MONEY FUND
--------------------------------------------------------------------------------
SEVEN-DAY YIELD                            0.64% 1                 0.47%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD - NO WAIVER                0.51% 2                  n/a
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                  0.64%                   0.47%
--------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                   INSTITUTIONAL ADVANTAGE      RETIREMENT
                                         MONEY FUND             MONEY FUND
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                 55 days                52 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF
HOLDINGS% of portfolio                  100% Tier 1            100% Tier 1
--------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


4 Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00        1.00         1.00        1.00        1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.01        0.01         0.04        0.06        0.05
                                                      ------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.01)      (0.01)       (0.04)      (0.06)      (0.05)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        1.00        1.00         1.00        1.00        1.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        0.74        1.48         3.96        6.12        4.90

RATIOS/SUPPLEMENTAL DATA(%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:

  Net operating expenses                                0.50        0.50         0.50        0.51 1      0.50
  Gross operating expenses                              0.63        0.63         0.66        0.69        0.71
  Net investment income                                 0.75        1.46         3.83        5.96        4.84
Net assets, end of period ($ x 1,000,000)                766         907          797         647         604

1 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 91.2%     FIXED-RATE
           OBLIGATIONS                                 698,943          698,943

  2.3%     U.S. GOVERNMENT
           SECURITIES                                   17,667           17,667

  5.9%     VARIABLE-RATE
           OBLIGATIONS                                  45,174           45,174

  6.4%     OTHER INVESTMENTS                            48,612           48,612

--------------------------------------------------------------------------------
105.8%     TOTAL INVESTMENTS                           810,396          810,396

 (5.8)%    OTHER ASSETS AND
           LIABILITIES                                                  (44,366)

--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                             766,030

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS 91.2% of Net Assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 54.4%
      --------------------------------------------------------------------------

      AB SPINTAB
      1.09%, 02/05/04                                    1,000              999
      1.10%, 02/06/04                                    3,000            2,997
      1.09%, 02/10/04                                    1,000              999

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 01/14/04                                    2,000            1,999

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/15/04                                    1,500            1,499
      1.12%, 01/15/04                                    1,000            1,000
      1.09%, 02/12/04                                    1,000              999

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/06/04                                    2,000            2,000
      1.09%, 02/04/04                                    4,000            3,996

    + ANZ (DELAWARE), INC.
      1.09%, 02/10/04                                    2,088            2,085

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.11%, 03/02/04                                    1,000              998
      1.10%, 03/05/04                                    1,000              998

    * ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.12%, 02/27/04                                    5,000            4,991

   *+ ASSET SECURITIZATION COOPERATIVE CORP.,
      SECTION 4(2) / 144A
      1.10%, 01/20/04                                    1,000              999
      1.10%, 01/21/04                                   11,000           10,993

   *+ ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/13/04                                    5,000            4,998
      1.12%, 03/18/04                                    5,000            4,988

      BANK OF AMERICA CORP.
      1.14%, 05/06/04                                   10,000            9,960

    * BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/20/04                                   10,000            9,994

      BEAR STEARNS COMPANIES, INC.
      1.09%, 02/02/04                                    4,000            3,996

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 01/23/04                                    1,000              999
      1.13%, 03/10/04                                    1,000              998
      1.12%, 03/15/04                                    2,000            1,995
      1.16%, 04/15/04                                    2,000            1,993


6 See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + CBA (DELAWARE) FINANCE, INC.
      1.10%, 01/26/04                                    1,200            1,199
      1.10%, 01/30/04                                    1,100            1,099
      1.10%, 02/09/04                                    2,400            2,397
      1.10%, 02/17/04                                    1,000              999
      1.10%, 03/09/04                                    2,400            2,395

    * CC (USA), INC., SECTION 3C7 / 144A
      1.10%, 01/12/04                                    2,000            1,999
      1.09%, 01/30/04                                    2,000            1,998
      1.10%, 02/03/04                                    3,000            2,997
      1.24%, 08/09/04                                    1,000            1,000

      CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      1.09%, 03/18/04                                    3,000            2,993

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.09%, 01/05/04                                    1,000            1,000
      1.08%, 01/08/04                                    5,000            4,999
      1.09%, 01/26/04                                    4,000            3,997

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.11%, 01/06/04                                    5,000            4,999
      1.10%, 01/12/04                                    6,000            5,998

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
      1.11%, 01/06/04                                    1,000            1,000
      1.11%, 02/11/04                                    4,000            3,995
      1.10%, 02/18/04                                    5,000            4,993

   *+ CRC FUNDING, L.L.C., SECTION 4(2) / 144A
      1.09%, 01/14/04                                    5,000            4,998

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.09%, 01/29/04                                    5,000            4,996

    + DANSKE CORP.
      1.09%, 02/17/04                                    3,140            3,136
      1.10%, 02/17/04                                    1,000              999
      1.10%, 02/23/04                                    1,400            1,398
      1.10%, 04/01/04                                    4,000            3,989

      DEN NORSKE BANK ASA
      1.10%, 02/13/04                                    2,000            1,997
      1.12%, 05/19/04                                    2,000            1,991

    + DEXIA DELAWARE, L.L.C.
      1.08%, 02/26/04                                    8,000            7,987

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 02/17/04                                    4,000            3,994

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.09%, 02/05/04                                    8,000            7,992
      1.11%, 02/12/04                                    3,000            2,996
      1.10%, 02/18/04                                    2,000            1,997

    * EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/12/04                                    5,000            4,998

   *+ FAIRWAY FINANCE CORP., SECTION 4(2) / 144A
      1.10%, 02/17/04                                    2,000            1,997
      1.12%, 03/12/04                                    3,443            3,435

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.10%, 01/09/04                                    8,000            7,998

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.08%, 02/12/04                                    1,000              999

    + FORTIS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/16/04                                    1,000            1,000

   *+ GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 02/11/04                                    2,000            1,998
      1.11%, 02/11/04                                    6,000            5,992
      1.10%, 02/18/04                                    3,000            2,996
      1.11%, 03/08/04                                    2,000            1,996

    + GE CAPITAL INTERNATIONAL FUNDING, INC.,
      SECTION 4(2) / 144A
      1.11%, 01/21/04                                    1,000              999
      1.10%, 02/06/04                                    2,000            1,998
      1.10%, 02/19/04                                    5,000            4,993
      1.08%, 02/24/04                                    4,000            3,994
      1.11%, 03/05/04                                    3,000            2,994
      1.12%, 03/12/04                                    7,000            6,984
      1.10%, 04/16/04                                    1,000              997

      GE FINANCIAL ASSURANCE HOLDINGS, INC.,
      SECTION 4(2) / 144A
      1.09%, 02/10/04                                    3,000            2,996

      GENERAL ELECTRIC CAPITAL CORP.
      1.11%, 01/21/04                                    1,250            1,249
      1.10%, 01/27/04                                    1,000              999
      1.10%, 02/24/04                                    1,505            1,503
      1.11%, 03/03/04                                    3,000            2,994
      1.10%, 03/15/04                                    1,100            1,098
      1.12%, 04/06/04                                    1,000              997

      GENERAL ELECTRIC CAPITAL SERVICES
      1.10%, 02/11/04                                    6,000            5,993


                                                          See financial notes. 7

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   *+ GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.11%, 01/16/04                                    2,000            1,999
      1.11%, 02/24/04                                    5,000            4,992
      1.13%, 03/24/04                                    1,000              997

   *+ GRAMPIAN FUNDING, LTD., SECTION 4(2) / 144A
      1.10%, 02/19/04                                    1,000              999
      1.10%, 02/20/04                                    1,000              998
      1.11%, 02/25/04                                    1,000              998

    * GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.11%, 02/05/04                                    5,000            4,995

   *+ HATTERAS FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/15/04                                    1,000            1,000
      1.11%, 01/20/04                                    3,000            2,998

    + HBOS TREASURY SERVICES, PLC
      1.11%, 02/05/04                                    1,500            1,498
      1.10%, 02/23/04                                    1,000              998

      HSBC BANK, PLC
      1.09%, 01/27/04                                    2,000            1,998

   *+ INDEPENDENCE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/07/04                                    3,210            3,209

    + ING (U.S.) FUNDING, L.L.C.
      1.10%, 03/05/04                                    8,000            7,984

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.11%, 03/05/04                                    1,000              998
      1.10%, 03/10/04                                    1,000              998

      J.P. MORGAN CHASE & CO.
      1.10%, 02/10/04                                    1,000              999
      1.10%, 02/12/04                                    6,000            5,992

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      1.10%, 01/14/04                                    2,000            1,999

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 02/06/04                                    1,737            1,735
      1.10%, 02/10/04                                    5,000            4,994

    * LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.15%, 01/08/04                                    2,000            2,000
      1.11%, 01/12/04                                    1,000            1,000
      1.11%, 01/23/04                                    2,000            1,999

      LLOYDS TSB BANK, PLC
      1.10%, 03/09/04                                    1,100            1,098

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.11%, 01/27/04                                    1,000              999
      1.12%, 01/27/04                                    2,000            1,998
      1.11%, 02/03/04                                    2,000            1,998
      1.08%, 01/26/04                                    2,000            1,999
      1.08%, 02/23/04                                    9,000            8,986

      MORGAN STANLEY
      1.08%, 01/26/04                                    2,000            1,999
      1.08%, 02/23/04                                    9,000            8,986

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.11%, 01/12/04                                    1,000            1,000
      1.10%, 02/18/04                                    3,000            2,996
      1.10%, 03/10/04                                    1,000              998

   *+ NORDEA NORTH AMERICA, INC.
      1.08%, 01/22/04                                    1,000              999
      1.10%, 01/26/04                                    3,600            3,597

   *+ OLD LINE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/23/04                                    7,500            7,495

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.10%, 03/25/04                                    6,000            5,985
      1.10%, 03/26/04                                    2,000            1,995

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.10%, 01/05/04                                    6,000            5,999
      1.10%, 01/07/04                                    1,100            1,100
      1.09%, 01/08/04                                    1,000            1,000

    * RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.09%, 01/07/04                                    5,000            4,999
      1.10%, 03/01/04                                    5,438            5,428

    * SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.10%, 02/23/04                                    4,000            3,994

    + SHELL FINANCE (UK), PLC
      1.10%, 01/15/04                                    3,600            3,598

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 02/13/04                                    1,000              999
      1.14%, 02/13/04                                    3,000            2,996
      1.13%, 03/11/04                                    1,000              998
      1.14%, 03/11/04                                    5,000            4,989
      1.14%, 03/23/04                                    2,000            1,995

   *+ THUNDER BAY FUNDING, INC., SECTION 4(2) / 144A
      1.09%, 02/05/04                                    3,000            2,997

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/13/04                                    7,250            7,247

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/05/04                                    3,000            3,000

   *+ VARIABLE FUNDING CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/16/04                                   10,000            9,995
      1.09%, 01/26/04                                    1,000              999


8 See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + WESTPAC CAPITAL CORP.
      1.10%, 02/05/04                                    1,900            1,898
      1.10%, 03/24/04                                    1,000              997

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 02/04/04                                    1,000              999
                                                                    -----------
                                                                        416,944

      CERTIFICATES OF DEPOSIT 32.8%
      --------------------------------------------------------------------------

    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.09%, 01/06/04                                    4,000            4,000

      ALLIANCE & LEICESTER, PLC
      1.10%, 02/20/04                                    3,000            3,000

      AMERICAN EXPRESS CENTURION BANK
      1.08%, 02/02/04                                    3,000            3,000

      BANK OF NOVA SCOTIA
      1.10%, 03/24/04                                    4,000            4,000

      BARCLAYS BANK, PLC
      1.10%, 01/13/04                                    6,000            6,000

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.30%, 03/26/04                                    3,000            3,000

      BNP PARIBAS
      1.10%, 02/06/04                                    3,000            3,000
      1.10%, 03/25/04                                    6,000            6,000
      1.50%, 11/19/04                                    5,000            5,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.09%, 01/15/04                                    5,000            5,000

      CITIBANK, N.A.
      1.10%, 01/22/04                                    2,000            2,000
      1.10%, 02/13/04                                   10,000           10,000
      1.10%, 03/04/04                                   14,000           14,000

      CREDIT AGRICOLE INDOSUEZ
      1.08%, 02/02/04                                    1,000            1,000
      1.11%, 04/14/04                                    3,000            3,001

      CREDIT SUISSE FIRST BOSTON
      1.09%, 03/16/04                                    7,000            7,000

      DANSKE BANK A/S
      1.10%, 03/03/04                                    1,000            1,000

      DEPFA BANK, PLC
      1.13%, 03/22/04                                    3,000            3,000
      1.11%, 03/29/04                                    2,000            2,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                    7,000            7,000
      1.41%, 10/15/04                                    5,000            5,000
      1.42%, 10/27/04                                    5,000            5,000

      FORTIS BANK
      1.10%, 02/13/04                                    1,000            1,000
      1.10%, 04/06/04                                    4,000            4,000

    + HBOS TREASURY SERVICES, PLC
      1.11%, 01/20/04                                    3,000            3,000
      1.11%, 04/19/04                                    3,000            3,000

      HSBC BANK, PLC
      1.09%, 02/17/04                                    3,000            3,000

      HSH NORDBANK, AG
      1.08%, 02/09/04                                    1,000            1,000

      ING BANK, NV
      1.10%, 03/24/04                                    3,000            3,000

      LANDESBANK BADEN WURTTEMBERG
      1.10%, 01/30/04                                    4,000            4,000
      1.10%, 02/26/04                                    5,000            5,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.41%, 09/07/04                                    5,000            5,000

      LLOYDS TSB BANK, PLC
      1.10%, 04/02/04                                    6,000            6,000

      NATIONWIDE BUILDING SOCIETY
      1.10%, 02/04/04                                    5,000            5,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.38%, 09/03/04                                    2,000            2,000

      NORDEA BANK FINLAND, PLC
      1.09%, 02/04/04                                    4,000            4,000
      1.08%, 02/24/04                                    3,000            3,000

      RABOBANK NEDERLAND
      1.37%, 08/26/04                                    2,000            1,999

      ROYAL BANK OF SCOTLAND, PLC
      1.08%, 01/14/04                                    5,000            5,000
      1.08%, 02/06/04                                    4,000            4,000

      SAN PAOLO IMI SPA
      1.10%, 01/30/04                                   10,000           10,000
      1.11%, 02/17/04                                    2,000            2,000

      SOCIETE GENERALE
      1.10%, 03/22/04                                    8,000            8,000

      SVENSKA HANDELSBANKEN AB
      1.08%, 01/08/04                                    4,000            4,000
      1.08%, 01/21/04                                    1,000            1,000
      1.10%, 03/19/04                                    1,000            1,000

      TORONTO DOMINION BANK
      1.08%, 03/02/04                                    6,000            6,000
      1.10%, 03/26/04                                    1,000            1,000


                                                          See financial notes. 9

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      UBS, AG
      1.32%, 08/04/04                                    2,000            2,000
      1.38%, 08/26/04                                   10,000            9,999

      UNICREDITO ITALIANO SPA
      1.10%, 01/15/04                                    4,000            4,000
      1.12%, 01/22/04                                    2,000            2,000
      1.12%, 01/26/04                                    4,000            4,000
      1.09%, 01/29/04                                    2,000            2,000
      1.11%, 03/19/04                                    2,000            2,000
      1.12%, 03/24/04                                    1,000            1,000

      WASHINGTON MUTUAL BANK
      1.11%, 02/09/04                                    4,000            4,000

      WELLS FARGO BANK N.A.
      1.08%, 01/07/04                                   10,000           10,000

      WESTLB AG
      1.10%, 01/09/04                                    1,000            1,000
      1.05%, 01/14/04                                    3,000            3,000
      1.26%, 04/02/04                                    2,000            2,000
      1.34%, 04/14/04                                    1,000            1,000

      WILMINGTON TRUST CO.
      1.10%, 01/09/04                                    5,000            5,000
                                                                    -----------
                                                                        250,999

      BANK NOTES 3.1%
      --------------------------------------------------------------------------

      BANK OF AMERICA, N.A.
      1.10%, 03/15/04                                    2,000            2,000
      1.08%, 04/15/04                                   15,000           15,000

      LASALLE NATIONAL BANK, N.A.
      1.10%, 02/09/04                                    3,000            3,000

      STANDARD FEDERAL BANK, N.A.
      1.10%, 01/30/04                                    4,000            4,000
                                                                    -----------
                                                                         24,000

      PROMISSORY NOTES 0.9%
      --------------------------------------------------------------------------

    o THE GOLDMAN SACHS GROUP, INC.
      1.22%, 02/05/04                                    1,000            1,000
      1.18%, 03/04/04                                    2,000            2,000
      1.19%, 03/23/04                                    1,000            1,000
      1.45%, 08/27/04                                    3,000            3,000
                                                                    -----------
                                                                          7,000

      U.S. GOVERNMENT SECURITIES 2.3% of Net Assets

      DISCOUNT NOTES 2.3%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.22%, 03/05/04                                    4,700            4,690

      FREDDIE MAC
      1.10%, 03/15/04                                   10,000            9,977
      1.65%, 12/30/04                                    3,000            3,000
                                                                    -----------
                                                                         17,667

      VARIABLE-RATE OBLIGATIONS 5.9% of Net Assets
    + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
      OF THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery Baptist
      Outreach Services Corp. Project)
      Series 1997A
      1.25%, 01/07/04                                    8,200            8,200
      Taxable RB (Montgomery Baptist
      Outreach Services Corp. Project)
      Series 1997B
      1.25%, 01/07/04                                    2,105            2,105

    + BAYERISCHE LANDESBANK GIROZENTRALE
      1.11%, 01/13/04                                    3,000            3,000

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO, 144A
      1.27%, 01/07/04                                    4,900            4,900

    + LOANSTAR ASSETS PARTNERS II, L.P.,
      144A
      1.17%, 01/07/04                                    5,000            5,000

    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue
      Refunding Bond (Muirwood
      Garden Apartments)
      Series 2003A-T
      1.25%, 01/07/04                                    2,800            2,800

    + NEW YORK CITY IDA
      Taxable Industrial Revenue
      Refunding Bond (Allway Tools, Inc.
      Project) Series 1997
      1.35%, 01/07/04                                      170              170


10 See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project)
      Series 2002A
      1.27%, 01/07/04                                    7,000            7,000

      ROYAL BANK OF SCOTLAND, PLC
      1.09%, 01/14/04                                    5,000            4,999

    * SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.14%, 01/05/04                                    5,000            5,000
      1.12%, 01/16/04                                    2,000            2,000
                                                                    -----------
                                                                         45,174

                                                  MATURITY AMOUNT
SECURITY                                            ($ x 1,000)

OTHER INVESTMENTS 6.4% of Net Assets

REPURCHASE AGREEMENTS 6.4%
--------------------------------------------------------------------------------

CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $49,585
1.02%, issued 12/31/03,
due 01/02/04                                            48,615           48,612

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

AT DECEMBER 31, 2003, PORTFOLIO HOLDINGS INCLUDED ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                             FACE AMOUNT         VALUE
MATURITY DATE                                       ($ x 1,000)      ($ x 1,000)
THE GOLDMAN SACHS GROUP, INC.
1.22%, 08/05/03, 02/05/04                                1,000            1,000
1.18%, 09/08/03, 03/04/04                                2,000            2,000
1.19%, 09/23/03, 03/23/04                                1,000            1,000
1.45%, 12/02/03, 08/27/04                                3,000            3,000
                                                                    -----------
                                                                          7,000


                                                         See financial notes. 11

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                   $810,396 a
Receivables:
   Fund shares sold                                                        2,821
   Interest                                                                  679
Prepaid expenses                                                     +        38
                                                                     -----------
TOTAL ASSETS                                                             813,934

LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                   47,808
   Dividends to shareholders                                                  13
   Investment adviser and administrator fees                                  10
   Transfer agent and shareholder service fees                                 5
Accrued expenses                                                     +        68
                                                                     -----------
TOTAL LIABILITIES                                                         47,904

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                             813,934
TOTAL LIABILITIES                                                    -    47,904
                                                                     ------------
NET ASSETS                                                              $766,030

NET ASSETS BY SOURCE
Capital received from investors                                          766,031
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
  $766,030                                  766,088                       $1.00

Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $810,396. Includes illiquid restricted securities worth $7,000, or 0.91% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $314,753 or 41.09% of the fund's total net assets.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO         $810,396

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
   2004                              $ 1


12 See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                 $10,982

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  3,350 a
Transfer agent and shareholder service fees                                1,940 b
Trustees' fees                                                                32 c
Custodian and portfolio accounting fees                                      102
Professional fees                                                             27
Registration fees                                                             54
Shareholder reports                                                           17
Other expenses                                                       +        14
                                                                     ------------
Total expenses                                                             5,536
Expense reduction                                                    -     1,128 d
                                                                     ------------
NET EXPENSES                                                               4,408

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   10,982
NET EXPENSES                                                         -     4,408
                                                                     ------------
NET INVESTMENT INCOME                                                      6,574
                                                                     ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $6,574

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 13

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                            1/1/03-12/31/03      1/1/02-12/31/02
Net investment income                                $6,574              $12,097
                                            ---------------      ----------------
INCREASE IN NET ASSETS FROM OPERATIONS                6,574               12,097

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                  6,574               12,097 a

TRANSACTIONS IN FUND SHARES                                                      b
---------------------------------------------------------------------------------
Shares sold                                         638,868              810,966
Shares reinvested                                     6,495               12,003
Shares redeemed                             +      (786,194)            (712,969)
                                            ---------------      ----------------
NET TRANSACTIONS IN FUND SHARES                    (140,831)             110,000

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                 906,861              796,861
Total increase or decrease                  +      (140,831)             110,000 c
                                            ---------------      ---------------
END OF PERIOD                                      $766,030             $906,861

Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


CURRENT PERIOD
Ordinary income                   $6,574
Long-term capital gain               $--

PRIOR PERIOD
Ordinary income                  $12,097
Long-term capital gains              $--

14 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       1/1/03-     1/1/02-     1/1/01-      1/1/00-    1/1/99-
                                                      12/31/03    12/31/02    12/31/01     12/31/00   12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00         1.00        1.00         1.00       1.00
                                                       -----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.01         0.01        0.04         0.06       0.05
                                                       -----------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)       (0.01)      (0.04)       (0.06)     (0.05)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        1.00         1.00        1.00         1.00       1.00
                                                       -----------------------------------------------------------------------------
Total return (%)                                        0.58         1.30        3.75         5.90       4.68

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.66         0.68        0.70         0.72 1     0.72
   Gross operating expenses                             0.66         0.68        0.70         0.72       0.74
   Net investment income                                0.58         1.28        3.61         5.77       4.62
Net assets, end of period ($ x 1,000,000)                578          566         515          399        322

1 The ratio of net operating expenses would have been 0.71% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 15

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
           HOLDINGS BY CATEGORY                          ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 87.3%     FIXED-RATE OBLIGATIONS                          504,279       504,279
  1.9%     U.S. GOVERNMENT SECURITIES                       10,980        10,980
  5.6%     VARIABLE-RATE OBLIGATIONS                        32,438        32,438
  6.1%     OTHER INVESTMENTS                                35,179        35,179
--------------------------------------------------------------------------------
100.9%     TOTAL INVESTMENTS                               582,876       582,876

 (0.9)%    OTHER ASSETS AND LIABILITIES                                   (5,208)
--------------------------------------------------------------------------------
100.0%     TOTAL NET INVESTMENTS                                         577,668

      ISSUER                                         FACE AMOUNT           VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS 87.3% of Net Assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 53.9%
      --------------------------------------------------------------------------

      AB SPINTAB
      1.09%, 02/10/04                                      1,000             999
      1.10%, 02/10/04                                      2,000           1,998
      1.11%, 04/08/04                                      2,000           1,994

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 01/14/04                                      2,000           1,999

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 02/12/04                                      2,000           1,997

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 02/23/04                                      2,000           1,997

    * ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.12%, 01/30/04                                      4,000           3,996

   *+ ASSET PORTFOLIO FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/09/04                                      1,000           1,000
      1.10%, 01/13/04                                      1,000           1,000

   *+ ASSET SECURITIZATION COOPERATIVE CORP.,
      SECTION 4(2) / 144A
      1.10%, 01/09/04                                      8,000           7,998

   *+ ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/08/04                                      1,606           1,606
      1.11%, 01/13/04                                      2,000           1,999
      1.10%, 03/09/04                                      1,000             998

      BANK OF AMERICA CORP.
      1.14%, 05/06/04                                     10,000           9,960

      BANK OF IRELAND, SECTION 4(2) / 144A
      1.10%, 01/15/04                                      3,000           2,999

      BEAR STEARNS COMPANIES, INC.
      1.09%, 02/09/04                                      5,000           4,994

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 01/12/04                                      1,600           1,599
      1.13%, 03/10/04                                      1,000             998
      1.13%, 03/22/04                                      1,500           1,496

    + CBA (DELAWARE) FINANCE, INC.
      1.10%, 01/27/04                                      1,300           1,299
      1.10%, 02/17/04                                      1,100           1,098

    * CC (USA), INC., SECTION 3C7 / 144A
      1.10%, 02/03/04                                      2,000           1,998
      1.12%, 03/18/04                                      2,500           2,494


16 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CITICORP
      1.09%, 02/12/04                                      2,000           1,997

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.08%, 01/06/04                                      3,000           3,000
      1.09%, 01/26/04                                      4,000           3,997

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.11%, 01/06/04                                      2,000           2,000
      1.10%, 01/08/04                                      6,000           5,999

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
      1.17%, 01/13/04                                      2,034           2,033
      1.11%, 02/11/04                                      2,000           1,997
      1.10%, 02/18/04                                      3,000           2,996

    + CREDIT LYONNAIS N.A., INC.
      1.09%, 03/05/04                                      2,000           1,996

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.11%, 01/22/04                                      5,000           4,997

    + DANSKE CORP.
      1.10%, 04/01/04                                      2,000           1,995

      DEN NORSKE BANK ASA
      1.10%, 02/13/04                                      1,000             999
      1.11%, 03/02/04                                      2,000           1,996

    + DEXIA DELAWARE, L.L.C.
      1.10%, 01/05/04                                      1,000           1,000
      1.08%, 02/26/04                                      4,000           3,993

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.11%, 01/30/04                                      3,250           3,247

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.11%, 03/12/04                                      5,000           4,989

    * EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/12/04                                      4,000           3,999

   *+ FAIRWAY FINANCE CORP., SECTION 4(2) / 144A
      1.06%, 01/08/04                                      3,698           3,697
      1.10%, 02/17/04                                      2,000           1,997

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.09%, 01/16/04                                      3,000           2,999

   *+ GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 01/26/04                                      5,000           4,996
      1.10%, 03/15/04                                      3,000           2,993
      1.09%, 03/29/04                                      1,000             997

    + GE CAPITAL INTERNATIONAL FUNDING, INC.,
      SECTION 4(2) / 144A
      1.11%, 01/21/04                                      6,000           5,996
      1.10%, 01/27/04                                      1,000             999
      1.10%, 02/19/04                                      4,000           3,994
      1.11%, 03/05/04                                      3,000           2,994

      GE FINANCIAL ASSURANCE HOLDINGS, INC.,
      SECTION 4(2) / 144A
      1.09%, 01/30/04                                      1,000             999

      GENERAL ELECTRIC CAPITAL CORP.
      1.10%, 01/27/04                                      3,000           2,998
      1.10%, 02/19/04                                      2,000           1,997
      1.10%, 02/24/04                                      2,000           1,997
      1.11%, 03/04/04                                      1,000             998
      1.11%, 04/06/04                                      4,000           3,988

      GENERAL ELECTRIC CAPITAL SERVICES
      1.11%, 03/24/04                                      8,000           7,980

   *+ GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.10%, 03/12/04                                      4,000           3,991
      1.13%, 03/24/04                                      1,000             997

   *+ GRAMPIAN FUNDING, LTD., SECTION 4(2) / 144A
      1.11%, 02/25/04                                      2,000           1,997

    * GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.12%, 01/20/04                                      3,000           2,998

   *+ HATTERAS FUNDING CORP., SECTION 4(2) / 144A
      1.05%, 01/06/04                                      2,000           2,000

    + HBOS TREASURY SERVICES, PLC
      1.10%, 02/19/04                                      1,000             999
      1.11%, 03/05/04                                      2,000           1,996

      HSBC U.S.A., INC.
      1.09%, 01/27/04                                      1,000             999

   *+ INDEPENDENCE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/15/04                                      2,000           1,999

    + ING (U.S.) FUNDING, L.L.C.
      1.10%, 03/05/04                                      3,000           2,994

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.11%, 03/05/04                                      1,000             998
      J.P. MORGAN CHASE & CO.
      1.10%, 02/10/04                                      4,000           3,995

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.09%, 01/12/04                                      1,000           1,000
      1.12%, 01/20/04                                      2,000           1,999
      1.10%, 03/01/04                                      2,000           1,996


                                                         See financial notes. 17

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      1.10%, 01/14/04                                      2,000           1,999

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 02/10/04                                      4,000           3,995
      1.10%, 03/16/04                                      1,000             998

    + LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE,
      SECTION 4(2) / 144A
      1.35%, 04/15/04                                      1,000             996

    * LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.11%, 01/12/04                                      2,119           2,118
      1.09%, 01/26/04                                      2,000           1,999

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 02/19/04                                      1,000             999

      LLOYDS TSB BANK, PLC
      1.11%, 03/09/04                                      1,000             998

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.12%, 01/27/04                                      3,000           2,998
      1.11%, 02/03/04                                      2,000           1,998

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/15/04                                      5,000           4,998
      1.12%, 01/22/04                                      1,000             999

      MORGAN STANLEY
      1.08%, 02/23/04                                     13,000          12,979

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.11%, 01/16/04                                      2,000           1,999
      1.10%, 03/10/04                                      1,000             998

    + NORDEA NORTH AMERICA, INC.
      1.09%, 01/14/04                                      3,000           2,999

   *+ OLD LINE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/07/04                                      1,000           1,000
      1.10%, 01/15/04                                      2,000           1,999
      1.11%, 01/21/04                                      4,000           3,998
      1.11%, 02/17/04                                      1,118           1,116

    * PARK AVENUE RECEIVABLES CORP., SECTION 4(2) / 144A
      1.10%, 01/07/04                                      6,141           6,140
      1.08%, 01/29/04                                      1,000             999

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.13%, 03/09/04                                      6,000           5,987

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.11%, 01/20/04                                      3,000           2,998

    * RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 01/09/04                                      4,981           4,980

      ROYAL BANK OF SCOTLAND, PLC
      1.12%, 01/27/04                                      1,500           1,499

    * SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.12%, 03/30/04                                      3,000           2,992

    + SHELL FINANCE (UK), PLC
      1.10%, 01/15/04                                      2,000           1,999

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 02/02/04                                      4,000           3,996
      1.11%, 02/13/04                                      2,000           1,997
      1.14%, 02/13/04                                      3,000           2,996
      1.14%, 03/11/04                                      1,000             998

   *+ THUNDER BAY FUNDING, INC., SECTION 4(2) / 144A
      1.10%, 01/13/04                                      2,000           1,999
      1.10%, 01/16/04                                      2,000           1,999

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 01/13/04                                      5,000           4,998
      1.08%, 02/17/04                                      1,665           1,663

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      1.10%, 01/05/04                                      2,000           2,000

   *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 01/21/04                                      1,000             999
      1.10%, 01/23/04                                      7,542           7,537

    + WESTPAC CAPITAL CORP.
      1.10%, 02/12/04                                      1,000             999
      1.10%, 03/24/04                                      1,000             997

    + WESTPAC TRUST SECURITIES NZ
      1.10%, 02/04/04                                      1,000             999
      1.10%, 02/05/04                                      1,000             999

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 02/03/04                                      1,000             999
                                                                     -----------
                                                                         311,275

      CERTIFICATES OF DEPOSIT 29.4%
      --------------------------------------------------------------------------

      ALLIANCE & LEICESTER, PLC
      1.10%, 02/20/04                                      3,000           3,000

      BANK OF NOVA SCOTIA
      1.10%, 03/24/04                                      1,000           1,000

      BARCLAYS BANK, PLC
      1.12%, 03/17/04                                      1,000           1,000
      1.10%, 04/19/04                                      3,000           3,002

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.30%, 03/26/04                                      2,000           2,000


18 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      BNP PARIBAS
      1.10%, 02/06/04                                      2,000           2,000
      1.12%, 02/17/04                                      1,000           1,000
      1.10%, 03/25/04                                      5,000           5,000
      1.11%, 04/02/04                                      4,000           4,000
      1.10%, 04/19/04                                      3,000           3,000

      CITIBANK, N.A.
      1.09%, 02/04/04                                      3,000           3,000
      1.10%, 02/13/04                                     10,000          10,000
      1.10%, 03/04/04                                     13,000          13,000

      COMMONWEALTH BANK OF AUSTRALIA
      1.10%, 01/13/04                                      4,000           4,000

      CREDIT AGRICOLE INDOSUEZ
      1.11%, 04/14/04                                      5,000           5,002

      DANSKE BANK A/S
      1.10%, 03/03/04                                      5,000           5,000

      DEPFA BANK, PLC
      1.13%, 03/22/04                                      3,000           3,000
      1.11%, 03/29/04                                      2,000           2,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                      7,000           7,000
      1.41%, 10/15/04                                      7,000           7,000

      FIRST TENNESSEE BANK, N.A.
      1.10%, 02/10/04                                      1,000           1,000

      FORTIS BANK
      1.10%, 04/06/04                                      2,000           2,000

    + HBOS TREASURY SERVICES, PLC
      1.11%, 01/20/04                                      3,000           3,000

      HSBC BANK, PLC
      1.09%, 02/11/04                                      2,000           2,000
      1.09%, 02/17/04                                      3,000           3,000

      HSH NORDBANK, AG
      1.42%, 09/07/04                                      1,000           1,000

      KBC BANK NV
      1.10%, 01/20/04                                      3,000           3,000

      LANDESBANK BADEN WURTTEMBERG
      1.10%, 01/30/04                                      1,000           1,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.30%, 02/03/04                                      1,000           1,000
      1.51%, 11/19/04                                      3,000           3,000

      NATIONWIDE BUILDING SOCIETY
      1.10%, 02/04/04                                      5,000           5,000

      ROYAL BANK OF SCOTLAND, PLC
      1.08%, 01/14/04                                      2,000           2,000
      1.08%, 02/06/04                                      2,000           2,000

      SAN PAOLO IMI SPA
      1.03%, 01/07/04                                      5,000           5,000
      1.10%, 01/30/04                                      3,000           3,000

      SOCIETE GENERALE
      1.11%, 03/16/04                                      3,000           3,000
      1.10%, 03/22/04                                      4,000           4,000

      SVENSKA HANDELSBANKEN AB
      1.08%, 01/08/04                                      4,000           4,000

      TORONTO DOMINION BANK
      1.08%, 03/02/04                                      2,000           2,000
      1.11%, 04/02/04                                      3,000           3,000

      UBS, AG
      1.32%, 08/04/04                                      1,000           1,000
      1.38%, 08/26/04                                      5,000           5,000

      UNICREDITO ITALIANO SPA
      1.10%, 01/15/04                                      3,000           3,000
      1.12%, 01/26/04                                      5,000           5,000
      1.11%, 01/29/04                                      1,000           1,000
      1.11%, 03/19/04                                      2,000           2,000

      WASHINGTON MUTUAL BANK
      1.11%, 02/09/04                                      4,000           4,000

      WELLS FARGO BANK N.A.
      1.08%, 01/06/04                                      4,000           4,000

      WESTLB AG
      1.05%, 01/14/04                                      1,000           1,000
      1.26%, 04/02/04                                      3,000           3,000

      WILMINGTON TRUST CO.
      1.10%, 01/09/04                                      4,000           4,000
                                                                     -----------
                                                                         170,004
      BANK NOTES 2.8%
      --------------------------------------------------------------------------

      BANK OF AMERICA, N.A.
      1.08%, 04/13/04                                     10,000          10,000
      1.08%, 04/15/04                                      2,000           2,000

      LASALLE NATIONAL BANK, N.A.
      1.10%, 02/09/04                                      1,000           1,000

      STANDARD FEDERAL BANK, N.A.
      1.10%, 01/30/04                                      3,000           3,000
                                                                     -----------
                                                                          16,000


                                                         See financial notes. 19

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      PROMISSORY NOTES 1.2%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.22%, 02/05/04                                      2,000           2,000
      1.18%, 03/09/04                                      1,000           1,000
      1.19%, 03/23/04                                      4,000           4,000
                                                                     -----------
                                                                           7,000

      U.S. GOVERNMENT SECURITIES 1.9% of Net Assets
      --------------------------------------------------------------------------

      DISCOUNT NOTES 1.9%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.10%, 03/17/04                                      4,000           3,991
      FREDDIE MAC
      1.10%, 03/15/04                                      5,000           4,989
      1.65%, 12/30/04                                      2,000           2,000
                                                                     -----------
                                                                          10,980

      VARIABLE-RATE OBLIGATIONS 5.6% of Net Assets
      --------------------------------------------------------------------------

    + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
      Solid Waste Disposable RB (Burr Properties Project)
      Series 1998
      1.75%, 01/07/04                                      1,835           1,835

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project) Series 1997
      1.25%, 01/07/04                                      1,940           1,940

    + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
      RB (BC Housing, L.L.C. Project) Series 1997B
      1.14%, 01/07/04                                      1,500           1,500
      LLOYDS TSB BANK, PLC
      1.06%, 01/13/04                                      2,000           1,999

    + LP PINEWOODS SPV
      1.14%, 01/07/04                                     15,000          15,000
      ROYAL BANK OF SCOTLAND, PLC
      1.09%, 01/14/04                                      5,000           4,999

    * SIGMA FINANCE, INC., SECTION 4(2) / 144A
      1.12%, 01/16/04                                      3,000           3,000

    + TRAP ROCK INDUSTRIES, INC.
      RB Series 1997, 144A
      1.12%, 01/07/04                                      1,240           1,240

    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series 1996B
      1.32%, 01/07/04                                        925             925
                                                                     -----------
                                                                          32,438

                                                 MATURITY AMOUNT        VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)

      OTHER INVESTMENTS 6.1% of Net Assets
      --------------------------------------------------------------------------

      REPURCHASE AGREEMENTS 6.1%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $35,885
      1.02% issued 12/31/03,
      due 01/02/04                                        35,181          35,179

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

AT DECEMBER 31, 2003, PORTFOLIO HOLDINGS INCLUDED ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                              FACE AMOUNT        VALUE
MATURITY DATE                                        ($ x 1,000)     ($ x 1,000)
THE GOLDMAN SACHS GROUP, INC.
1.22%, 08/05/03, 02/05/04                                  2,000           2,000
1.18%, 09/09/03, 03/09/04                                  1,000           1,000
1.19%, 09/22/03, 03/23/04                                  4,000           4,000
                                                                     -----------
                                                                           7,000


20 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------------
Investments, at value                                                    $582,876 a
Receivables:
   Fund shares sold                                                         1,790
   Interest                                                                   552
Prepaid expenses                                                      +        34
                                                                      ------------
TOTAL ASSETS                                                              585,252

LIABILITIES
-------------------------------------------------------------------- -------------
Payables:
   Fund shares redeemed                                                     7,505
   Dividends to shareholders                                                    4
   Investment adviser and administrator fees                                    6
   Transfer agent and shareholder service fees                                  4
Accrued expenses                                                      +        65
                                                                      ------------
TOTAL LIABILITIES                                                           7,584

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              585,252
TOTAL LIABILITIES                                                     -     7,584
                                                                      ------------
NET ASSETS                                                               $577,668

NET ASSETS BY SOURCE
Capital received from investors                                           577,669
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

                                             SHARES
NET ASSETS              /               OUTSTANDING          =              NAV
  $577,668                                577,726                         $1.00

Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $582,876. Includes illiquid restricted securities worth $7,000, or 1.21% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $216,791 or 37.53% of the fund's total net assets.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO         $582,876

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
   2004                               $1


                                                         See financial notes. 21

SCHWAB RETIREMENT MONEY FUND(R)

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                  $7,389

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,263 a
Transfer agent and shareholder service fees                                1,489 b
Trustees' fees                                                                32 c
Custodian and portfolio accounting fees                                       75
Professional fees                                                             24
Registration fees                                                             27
Shareholder reports                                                           31
Other expenses                                                         +       9
                                                                       ----------
TOTAL EXPENSES                                                             3,950

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    7,389
TOTAL EXPENSES                                                         -   3,950
                                                                       ----------
NET INVESTMENT INCOME                                                      3,439
                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $3,439

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.


22 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                            1/1/03-12/31/03      1/1/02-12/31/02
Net investment income                                $3,439              $6,849
                                            -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                3,439                6,849

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                  3,439                6,849 a

TRANSACTIONS IN FUND SHARES                                                      b
---------------------------------------------------------------------------------
Shares sold                                         449,661              449,315
Shares reinvested                                     3,396                6,808
Shares redeemed                             +      (441,321)            (405,628)
                                            -------------------------------------
NET TRANSACTIONS IN FUND SHARES                      11,736               50,495

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                 565,932              515,437
Total increase                              +        11,736               50,495 c
                                            -------------------------------------
END OF PERIOD                                      $577,668             $565,932

Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

CURRENT PERIOD
Ordinary income                   $3,439
Long-term capital gains              $--

PRIOR PERIOD
Ordinary income                   $6,849
Long-term capital gains              $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.




                                                         See financial notes. 23

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund(R)
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Institutional Advantage Money Fund(R)
  Schwab Retirement Money Fund(R)
  Schwab Government Cash Reserves

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS.

In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

Accounting Policies

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Advantage Money Fund(R) and
Schwab Retirement Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) AND SCHWAB RETIREMENT MONEY FUND(R)

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote.1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chair, Trustee:               Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                     Family of Funds, 1989;        Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                            Investments, 1991;            Schwab Investment Management, Inc.; Chair, Charles Schwab
                            Capital Trust, 1993;          Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                            Annuity Portfolios, 1994.     Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                          (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                          University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                          Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                          Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                          Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                          Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                          (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                          Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) AND SCHWAB RETIREMENT MONEY FUND(R)

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        Trustee:2003              Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                 (all trusts)              Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                  Corporation. Director, Wal-Mart Stores, eBay, Inc.
----------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002             EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).             Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD      MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO            President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).             EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                  Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                  9/02: President, CIO, American Century Investment Management;
                                                  Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                  American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                  and Quantitative Equity Portfolio Management, Twentieth Century
                                                  Investors, Inc.
----------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal      SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer         The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).             Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD SVP,    Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                   Management, Inc.; CIO, The Charles Schwab Trust Co.
                        (all trusts).
----------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                 SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                  U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) AND SCHWAB RETIREMENT MONEY FUND(R)

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).        Chair, JDN Corp. Advisory LLC; Trustee, Stanford University,
8/13/60                                           Director, America First Cos., (venture capital/fund
                                                  management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                  Hospitals and Clinics, SRI International (research), PMI
                                                  Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                  Hospital. 2001: Special Advisor to the President, Stanford
                                                  University. Until 2002: Director, LookSmart, Ltd. (Internet
                                                  infrastructure). Until 2001: VP, Business Affairs, CFO,
                                                  Stanford University.
----------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;    CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;        communications consulting). Until 1999: EVP, Managing
                        Capital Trust, 1993;      Director, Grey Advertising.
                        Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).        Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director,
11/22/41                                          Non-Executive Chairman, Solectron Corp. (manufacturing),
                                                  Airlease Ltd. (aircraft leasing), Mission West Properties
                                                  (commercial real estate), Stratex Networks
                                                  (telecommunications); Public Governor, Member, executive
                                                  committee, Pacific Stock & Options Exchange. Director, Digital
                                                  Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                  School of Business, University of California, Berkeley.
----------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;    Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31                 Investments, 1991;        financial services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).        Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                           Director, Pennzoil-Quaker State Co. (oil and gas), Rorento
                                                  N.V. (investments -- Netherlands), Cooper Industries
                                                  (electrical products); Member, audit committee, Northern
                                                  Border Partners, L.P. (energy).
----------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;    Managing Partner, D.R. Stephens & Co. (investments). Until
6/28/38                 Investments, 1991;        1996: Chair, CEO, North American Trust (real estate
                        Capital Trust, 1993;      investments).
                        Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;    Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;        and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) AND SCHWAB RETIREMENT MONEY FUND(R)

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond M/F Multi-family
RAN     Revenue anticipation note
RB      Revenue bond S/F Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) AND SCHWAB RETIREMENT MONEY FUND(R)

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES A security is generally considered illiquid if it cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instrument.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES A security that is subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES A security exempt from registration under Section 4(2) of the Securities Act of 1933. It may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812,
Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13860-06

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Registrant's Board of Trustees has determined that Registrant has three "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR, serving on its audit committee, including William Hasler, Mariann Byerwalter and Donald Stephens. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

      The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      Audit Fees

      2003: $274,663    2002: $236,750

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

      Audit-Related Fees

      For services rendered to Registrant:

      2003: $22,237           2002: $19,100

      Nature of these services:  tax provision review.

      In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

      Tax Fees

      For services rendered to Registrant:

      2003: $34,398           2002: $32,900

      Nature of these services:  preparation and review of tax returns.

      In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.


      All Other Fees

      For services rendered to Registrant:

      2003: $7,065            2002: $7,392

      Nature of these services:   review of the methodology of allocation of
                                  Charles Schwab & Co., Inc. ("Schwab") expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

      In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(E)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F)  Not applicable.

(G) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

    2003: $376,908      2002: $1,232,212

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

    2003: $4,713,757          2002: $3,253,013

(H) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. As a matter of practice, the audit committee of Registrant's Board of Trustees reviews and considers for pre-approval all non-audit services provided by Registrant's principal accountant to Registrant's affiliates, regardless of whether pre-approval for such services is required by paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. Included in the audit committee's review and consideration is whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: [RESERVED].

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: [RESERVED].

ITEM 9: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Chief Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year (Registrant's second fiscal half-year in the case of this annual report), there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 10: EXHIBITS.

(a) (1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

     (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  The Charles Schwab Family of Funds

By:   /s/ Randall W. Merk
      --------------------------
      Randall W. Merk
      Chief Executive Officer

Date: February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      --------------------------
      Randall W. Merk
      Chief Executive Officer

Date: February 25, 2004

By:   /s/ Tai-Chin Tung
      --------------------------
      Tai-Chin Tung
      Chief Financial Officer

Date: February 24, 2004